    As filed with the Securities and Exchange Commission on November 16, 2005

                                    Securities Act Registration No.
                                                                    ------------


                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                Post-effective Amendment No.
                            --------                                    --------

                        (Check appropriate box or boxes)

                                 AIM Stock Funds
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 100, Houston, Texas 77046
               --------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

PETER A. DAVIDSON, ESQUIRE                MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                 51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this Registration Statement will become effective on December 16, 2005, pursuant to Rule 488.

     The titles of the securities being registered are Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of AIM Dynamics Fund. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

(A I M LOGO)

                            AIM MID CAP GROWTH FUND,
                         A PORTFOLIO OF AIM EQUITY FUNDS

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                                                January __, 2006

Dear Shareholder:

         We are seeking your approval of an Agreement and Plan of Reorganization (the "Agreement") that provides for the sale of the assets of AIM Mid Cap Growth Fund (the "Fund") to AIM Dynamics Fund ("Buying Fund"). This transaction will result in the combination of the two funds. You will receive shares of Buying Fund in connection with the transaction if shareholders approve it.

         A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, conducted a review of the funds and concluded that it would be appropriate to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AIM recommended, and your Board of Trustees approved, for consolidation. The attached Proxy Statement and Prospectus seeks your approval of the consolidation of your Fund with Buying Fund.

         The enclosed Proxy Statement and Prospectus describes the proposed combination and compares, among other things, the investment objectives and strategies, operating expenses and performance history of your Fund and Buying Fund. You should review the enclosed materials carefully.

         After careful consideration, the Board of Trustees of AIM Equity Funds has approved the Agreement and proposed combination. They recommend that you vote FOR the proposal.

         Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor,
[                       ], reminding you to vote.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
President

                            AIM MID CAP GROWTH FUND,
                         A PORTFOLIO OF AIM EQUITY FUNDS

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 28, 2006

         We cordially invite you to attend our Special Meeting of Shareholders to:

         1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of AIM Mid Cap Growth Fund (the "Fund"), an investment portfolio of AIM Equity Funds ("Trust"), will be transferred to AIM Dynamics Fund ("Buying Fund"), an investment portfolio of AIM Stock Funds ("Buyer"). Buying Fund will assume the liabilities of the Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of the Fund.

         2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

         We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on February 28, 2006 at 3:00 p.m., Central Time.

         Shareholders of record as of the close of business on December 2, 2005 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting

         WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY CARD, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

/s/ Kevin M. Carome

Kevin M. Carome
Secretary

January    , 2006

  AIM MID CAP GROWTH FUND,                              AIM DYNAMICS FUND,
       A PORTFOLIO OF                                     A PORTFOLIO OF
      AIM EQUITY FUNDS                                    AIM STOCK FUNDS
11 GREENWAY PLAZA, SUITE 100                       11 GREENWAY PLAZA, SUITE 100
  HOUSTON, TEXAS 77046-1173                          HOUSTON, TEXAS 77046-1173
       (800) 347-4246                                     (800) 347-4246


                     COMBINED PROXY STATEMENT AND PROSPECTUS
                                JANUARY ___, 2006

         This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Mid Cap Growth Fund. The Special Meeting will be held on February 28, 2006 at 3:00 p.m., Central Time. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about January __, 2006 to all shareholders entitled to vote at the Special Meeting.

         At the Special Meeting, we are asking shareholders of AIM Mid Cap Growth Fund (your "Fund") to consider and approve an Agreement and Plan of Reorganization (the "Agreement") that provides for the reorganization of your Fund, an investment portfolio of AIM Equity Funds ("Trust"), with AIM Dynamics Fund ("Buying Fund"), an investment portfolio of AIM Stock Funds ("Buyer") (the "Reorganization").

         Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

         The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of Trust (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

         Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to both your Fund and Buying Fund. AIM is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

         Your Fund and Buying Fund have identical investment objectives. Both your Fund and Buying Fund seek long-term growth of capital. See "Comparison of Investment Objectives and Principal Strategies."

         This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

         The Prospectus of your Fund dated February 28, 2005 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated October 25, 2005, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated October 25, 2005, (the "Buying Fund Prospectus"), the related Statement of Additional Information dated October 25, 2005, and the Statement of Additional Information relating to the Reorganization dated January ___, 2006, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated January ___, 2006, also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.

         Copies of the Prospectuses of Buying Fund and your Fund and the related Statements of Additional Information are available without charge by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 959-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

         Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semi-annual report succeeding the annual report, if any. If you have not received such reports or would like to receive an additional copy, please contact A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 959-4246. Such reports will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
     UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
INTRODUCTION ..................................................................................    1
SUMMARY .......................................................................................    1
         The Reorganization ...................................................................    1
         Comparison of Investment Objectives and Principal Strategies .........................    2
         Comparison of Performance ............................................................    4
         Comparison of Fees and Expenses ......................................................    4
         Comparison of Multiple Class Structures ..............................................    4
         Comparison of Sales Charges ..........................................................    4
         Comparison of Distribution and Purchase and Redemption Procedures ....................    5
         The Board's Recommendation ...........................................................    6
RISK FACTORS ..................................................................................    6
         Risks Associated with Buying Fund ....................................................    6
         Comparison of Risks of Buying Fund and Your Fund .....................................    7
INFORMATION ABOUT BUYING FUND .................................................................    7
         Description of Buying Fund Shares ....................................................    7
         Management's Discussion of Fund Performance ..........................................    7
         Financial Highlights .................................................................    7
ADDITIONAL INFORMATION ABOUT THE AGREEMENT ....................................................    7
         Terms of the Reorganization ..........................................................    7
         The Reorganization ...................................................................    7
         Board Considerations .................................................................    8
         Other Terms ..........................................................................   10
         Federal Income Tax Consequences ......................................................   11
         Accounting Treatment .................................................................   12
RIGHTS OF SHAREHOLDERS ........................................................................   12
CAPITALIZATION ................................................................................   12
LEGAL MATTERS .................................................................................   13
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND ........................................   13
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION .................................   13
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING ..............................................   14
         Proxy Statement/Prospectus ...........................................................   14
         Time and Place of Special Meeting ....................................................   14
         Voting in Person .....................................................................   14
         Voting by Proxy ......................................................................   14
         Voting by Telephone or the Internet ..................................................   15
         Quorum Requirement and Adjournment ...................................................   15
         Vote Necessary to Approve the Agreement ..............................................   15
         Proxy Solicitation ...................................................................   15
         Other Matters ........................................................................   15
         Ownership of Shares ..................................................................   15


EXHIBIT A .........Classes of Shares of Your Fund and Corresponding Classes of Shares of Buying Fund
EXHIBIT B ....................................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C .................................................Comparison Fee Table and Expense Examples
EXHIBIT D ..............................Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT E ..........................................................Ownership of Shares of Your Fund
EXHIBIT F ........................................................Ownership of Shares of Buying Fund

APPENDIX I .....................................................Agreement and Plan of Reorganization
APPENDIX II ...............................................................Prospectus of Buying Fund
APPENDIX III ...............................................Discussion of Performance of Buying Fund

         THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTMENTS, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k), AIM INVESTMENTS AND DESIGN AND YOUR GOALS. OUR SOLUTIONS. ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AND MYAIM.COM ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC. AIM TRIMARK IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC. AND AIM FUNDS MANAGEMENT INC.

          No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

         During 2003 and 2004, AMVESCAP, the parent company of AIM, undertook an integration initiative with respect to its United States mutual fund operations. Among other things, AMVESCAP's integration initiative included the establishment of a single distributor for all AMVESCAP U.S. mutual funds, the integration of back office support for AMVESCAP's U.S. mutual funds, the allocation of primary responsibility for investment advisory, administrative, accounting, and legal and compliance services for all of AMVESCAP's U.S. mutual funds to AIM and streamlining the various mutual funds offered by AMVESCAP's subsidiaries in the U.S.

         Since completion of the AMVESCAP integration initiative, AIM has undertaken an extensive review of its U.S. mutual fund offerings and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and strategies. The Reorganization is one of a number of fund reorganizations AIM is proposing as a result of this review process. AIM believes that the shareholders of your Fund will benefit from the proposed Reorganization because the combination of the funds will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

                                     SUMMARY

         The Board, including the independent trustees, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. Your Fund and Buying Fund have identical investment objectives, utilize similar investment strategies and invest in similar securities. The Board believes that a larger combined fund should have greater market presence and may achieve greater operating efficiencies because certain fixed costs, such as legal, accounting, shareholder services and trustee expenses, will be spread over the greater assets of the combined fund. In addition, the total annual operating expenses of the combined fund are expected to be lower than your Fund's current total annual operating expenses. For additional information concerning the factors the Board of Trustees considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

         The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

         The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, also a Delaware statutory trust.

         If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

         The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

         Trust and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

         No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

         Your Fund and Buying Fund have identical investment objectives. Both your Fund and Buying Fund seek long-term growth of capital as their investment objective. In addition, your Fund and Buying Fund have similar investment strategies. Your Fund invests primarily in securities of mid-capitalization companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced long-term growth, while Buying Fund focuses on mid-cap companies with high growth potential.

         The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

       AIM SMALL COMPANY GROWTH FUND                               AIM SMALL CAP GROWTH FUND
               (YOUR FUND)                                               (BUYING FUND)

                                    INVESTMENT OBJECTIVES

o    Long-term growth of capital                           o    Long-term growth of capital

                                    INVESTMENT STRATEGIES

o    Invests at least 80% of its net assets, in            o    Normally invests at least 65% of its net assets in
     securities of mid-capitalization companies.                common stocks of mid-size companies.

                                                           o    The advisor actively manages the fund, focusing
                                                                on mid-cap companies with high growth
                                                                potential that also are favorably priced relative
                                                                to the growth expectations for that company.

                                                           o    The advisor bases its selection of stocks for the
                                                                fund on an analysis of individual companies.
                                                                The investment process involves:

                                                                        o    identifying medium
                                                                             sized companies with
                                                                             sustainable revenue
                                                                             and earnings growth
                                                                             that have attractive
                                                                             stock price
                                                                             valuations relative
                                                                             to their projected
                                                                             growth rates;

                                                                        o    applying fundamental
                                                                             research including
                                                                             financial statement
                                                                             analysis and
                                                                             management visits to
                                                                             identify stocks of
                                                                             companies with large
                                                                             potential markets,
                                                                             cash generating
                                                                             business models,
                                                                             improving balance
                                                                             sheets and solid
                                                                             management teams;
                                                                             and

                                                                        o    using a variety of
                                                                             valuation techniques
                                                                             to determine target
                                                                             buy and sell prices
                                                                             and a stock's
                                                                             valuation upside and
                                                                             downside potential.

                                                           o    The resulting fund portfolio contains (1) "core
                                                                holdings," which are industry leaders serving
                                                                growing, non-cyclical markets whose performance
                                                                tends to remain constant regardless of economic
                                                                conditions; and (2) "earnings-acceleration"
                                                                holdings that are driven by near term catalysts
                                                                such as new products, improved processes, and/or
                                                                specific economic conditions, which may lead to
                                                                rapid sales and earnings growth.
o    In complying with the 80% investment
     requirement, the fund may invest primarily
     in marketable equity securities, including
     convertible securities, but its investments
     may include other securities, such as
     synthetic instruments.

o    Under normal conditions, the top 10 holdings          o    No corresponding strategy
     may comprise up to 40% of the fund's total assets.

o    No corresponding strategy                             o    The fund sometimes invests in the securities of
                                                                small companies.
------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------- ------------------------------------------------------
o    May invest up to 25% of its total assets in           o    May invest up to 25% of its assets in non-U.S.
     foreign securities.                                        issuers.

COMPARISON OF PERFORMANCE

         A bar chart showing the annual total returns for calendar years ended December 31, for Class A shares of your Fund and for Investor Class shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

         A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of October 31, 2004, and Buying Fund, as of July 31, 2005, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios, based on historical data at a specified date and related projected data for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2005 as part of Exhibit C.

         As a percentage of net assets, the overall expenses of Buying Fund and the pro forma expenses of the combined fund are lower than your Fund. AIM has contractually agreed to waive a portion of its advisory fees through December 31, 2009 for your Fund in connection with a settlement agreement reached with the New York Attorney General. Buying Fund's contractual advisory fee schedule is lower than that contractual advisory fee waiver schedule and, therefore, the waiver arrangement with respect to the New York Attorney General settlement will not be applied to the combined fund. As a result, the investment advisory fee schedule applicable to the combined fund after the Reorganization is lower than the investment advisory fee currently applicable to your Fund.

         Effective on the closing of the Reorganization, the current investment advisory fee schedule applicable to Buying Fund will remain in effect for the combined fund, as follows:

              Annual Rate                       Net Assets
              -----------                       ----------
                  0.60%                  First $350 million
                  0.55%                  Next $350 million
                  0.50%                  Next $1.3 billion
                  0.45%                  Next $2 billion
                  0.40%                  Next $2 billion
                 0.375%                  Next $2 billion
                  0.35%                  Excess over $8 billion

COMPARISON OF MULTIPLE CLASS STRUCTURES

         A comparison of the share classes of your Fund that are currently available to investors and the corresponding share class of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found at Exhibit A. For information regarding the features of each of the share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

         No sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemption of shares of Buying Fund received in connection with the Reorganization will be the same as the holding period of your shares immediately prior to the Reorganization.

         The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus and the related Statements of Additional Information.

              CLASS A                                 CLASS B                              CLASS C
o   subject to an initial sales     o    not subject to an initial sales     o    not subject to an initial
    charge*                              charge                                   sales charge

o   may be subject to a CDSC        o    subject to a CDSC on certain        o    subject to a CDSC on
    on redemptions made                  redemptions                              certain redemptions
    within 12 or 18 months
    from the date of certain
    purchases

                            CLASS R                    INSTITUTIONAL CLASS
o    not subject to an initial sales             o    not subject to an initial
     charge                                           sales charge

o    may be subject to a CDSC                    o    not subject to a CDSC
     on redemptions made within
     12 months from the date of
     certain purchases

----------
* Your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and trustees and those of their investment advisor.

         The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.

COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES

         Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM.

         Your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Distribution fees are payable to AIM Distributors for distribution services. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Each class of shares of Buying Fund will have the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

         The purchase and redemption procedures of your Fund and Buying Fund are substantially the same. For information regarding the purchase and redemption procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION

         The Board, including the independent trustees of your Fund, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

         The following is a discussion of the principal risks associated with Buying Fund.

         As an individual investor, you have a risk that you could lose all or a portion of your investment in Buying Fund. Your individual risk is directly related to the risk to which Buying Fund is exposed as a result of its investing activities. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests.

         The prices of securities in which Buying Fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect Buying Fund's performance are described in this section.

         Because Buying Fund is a growth style fund, it is also subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.

         At any given time, Buying Fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Buying Fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of Buying Fund's portfolio holdings to a particular economic sector, Buying Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. Investments in mid-sized companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of mid-size companies are more volatile than those of large companies.

         Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market.

         Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

         A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk.

         Counterparty risk is a risk associated primarily with repurchase agreements and some datives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with Buying Fund.

         Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value. Political actions, events, and instability may affect the value of a security. Government regulations may also affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments. Further, timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

         You should also be aware that to the extent Buying Fund holds cash or cash equivalents rather than equity securities for risk management purposes, Buying Fund may not achieve its investment objective.

         An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

         The risks associated with an investment in your Fund are similar to those described above for Buying Fund because the funds have identical investment objectives and similar strategies. However, unlike Buying Fund, the top 10 holdings of your Fund may comprise up to 40% of your Fund's total assets under normal conditions. Since a large percentage of your Fund's assets may be invested in a limited number of securities, any change in value of those securities could significantly affect the value of an investment in your Fund. After the Reorganization, you will no longer encounter this risk because Buying Fund does not similarly invest in a limited number of securities.

                          INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

         Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buyer. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares at the end of the month which is eight years after the date on which shares were purchased, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

         A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2005 is set forth in Appendix III of this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

         For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus that is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

         The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

         Consummation of the Reorganization (the "Closing") is expected to occur on March 27, 2006, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New

York Stock Exchange on March 24, 2006 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

         In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2005 and for the short taxable year beginning on November 1, 2005 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended October 31, 2005 and in such short taxable year (after reduction for any capital loss carryover).

         Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

         Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Trust will redeem the outstanding shares of your Fund from shareholders in accordance with the applicable Agreement and Declaration of Trust, Bylaws and the Delaware Statutory Trust Act.

BOARD CONSIDERATIONS

         AIM initially proposed that the Board consider the Reorganization at an in-person meeting of the Boards held on October 27, 2005, at which preliminary discussions of the Reorganization took place. After careful consideration and after weighing the pros and cons of the Reorganization, the Board of your Fund determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at a meeting of the Board held on November 14, 2005.

         Over the course of the Board meetings, the Board received from AIM written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund giving effect to the Reorganization. AIM also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

         Following the initial Board meeting, the Board requested additional information from AIM with respect to: the availability of suitable merger candidates, current litigation, contingent assets and liabilities, the advantage (if any) of structuring the Reorganization as taxable transactions, the calculation of pro forma expense ratios and the effect on transfer agency fees. AIM provided such additional information to the Board prior to and at the November 14, 2005 meeting. In addition, the Board requested a follow-up report after the consummation of the Reorganization that shows the actual costs and expenses of the Reorganization.

         In evaluating the Reorganization, the Board considered a number of factors, including:

         o The investment objective and principal investment strategies of your Fund and Buying Fund.

         o        The comparative performance of your Fund and Buying Fund.

         o The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

         o        The comparative sizes of your Fund and Buying Fund.

         o The consequences of the Reorganization for Federal income tax purposes, including the treatment of any unrealized capital gains and capital loss carryforwards available to offset future capital gains of your Fund and Buying Fund.

         o Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

         o The projected financial impact to AIM and its affiliates of the Reorganization.

         AIM proposed the Reorganization as part of an effort to consolidate the AIM Funds' mid cap growth product offerings. In considering the Reorganization, the Board noted that the funds have identical investment objectives, are managed using similar investment strategies and invest in similar securities. In addition, Buying Fund's performance track record relative to its Lipper peer group is generally better than your Fund's and the expenses of the combined fund are expected to be lower than those of your Fund.

         The Board noted that your Fund and Buying Fund are managed by the same lead portfolio manager supported by the same portfolio management team. The funds have identical investment strategies, resulting in significant portfolio overlap between the two funds. As of July 31, 2005, approximately 85% of your Fund's total net assets were invested in securities Buying Fund also owns.

         The Board considered the relative sizes of the two funds and concluded that Buying Fund, which has a significantly larger asset base, should be the surviving fund in the Reorganization. As of July 31, 2005, Buying Fund had net assets of approximately $2 billion, compared to net assets for your Fund of approximately $190 million. The Board determined that it was appropriate for Buying Fund to be the surviving fund in the Reorganization primarily because the investment process Buying Fund's current portfolio management team utilizes to manage Buying Fund will be applied to your Fund after the Reorganization. Consequently, the Board determined that Buying Fund's performance track record more accurately reflects the results of the investment process that the combined fund will utilize after the Reorganization.

         The Board considered the performance of Buying Fund in relation to the performance of your Fund and noted that your Fund and Buying Fund have comparable performance records. As of July 31, 2005, the relative performance of Class A shares of your Fund and the Investor Class of shares of Buying Fund (without sales loads) was as follows:


                   AVERAGE ANNUAL TOTAL RETURNS
                   ----------------------------
                    One       Five         Ten       Since       Inception
                    Year      Years       Years     Inception      Date
                   -----      -----       -----     ---------    ---------
Your Fund          24.88%     -6.38%        N/A       1.33%       11/01/99

Buying Fund        24.81%     -8.57%       8.60%      9.14%       09/15/67

         The Board also noted that as of June 30, 2005, Buying Fund's performance relative to its Lipper peer group was better than your Fund for the 1-year, 3-year, and year-to-date periods, and that such performance more accurately reflects the investment process that the combined fund will apply. Additional information concerning the performance of your Fund and Buying Fund can be found in Exhibit B attached to this Proxy Statement/Prospectus.

         The Board also considered the operating expenses the funds incur. As a percentage of the average daily net assets, the total annual operating expenses of Buying Fund prior to giving pro forma effect to the Reorganization are lower than the total annual operating expenses of your Fund.

         The Board also noted that, as a percentage of net assets, the pro forma expenses of the combined fund are lower than your Fund. While AIM previously agreed to waivers of its management fees of your Fund pursuant to a settlement agreement with the New York Attorney General, the Board noted that the Buying Fund's contractual advisory fee schedule is lower than the advisory fee schedule, including such waivers, of your Fund. AIM reported to the Board that, based upon historical data at a specified date and related projected data, on a pro forma basis, the total annual operating expense ratios of Buying Fund, at combined asset levels, are expected to be approximately 0.58% lower than those of your Fund for Class A, Class B, Class C and Class R shares, and approximately 0.31% lower for Institutional Class shares.

         The Board also considered, based upon historical data at a specified date, the effect of the Reorganization on the anticipated tax benefits to shareholders from the utilization of the capital loss carryforwards of your Fund and of Buying Fund as offsets to future realized capital gains. Although approximately 77% of the capital loss carryforwards of your Fund are estimated to be disallowed as a consequence of the Reorganization, Buying Fund would still retain capital loss carryforwards after the Reorganization in excess of its anticipated post-Reorganization net asset value. Moreover, such capital loss carryforwards are estimated to be more than six times the net unrealized built-in gain in the assets that Buying Fund is expected to hold immediately after consummation of the Reorganization. The Board also noted that the treatment of these tax attributes can be affected by a variety of different factors occurring after the date of the data presented to the Board (both before and after the Closing). As a result, the outcome of these matters is difficult to predict.

         The total expenses to be incurred by your Fund in connection with the Reorganization are expected to be approximately $185,000. AIM proposed that these costs and expenses be paid by your Fund in light of the reduction in total operating expenses that will be paid by your Fund's shareholders after the Reorganization. Buying Fund will bear its costs and expenses incurred in connection with the Reorganization.

         To determine which party would bear the expenses to be incurred in connection with the Reorganization, AIM estimated the amount of mailing, printing, solicitation, and legal and accounting fees to be incurred by both Buying Fund and your Fund. AIM then performed a qualitative analysis that took into account, among other things, the expected benefits to be enjoyed by your Fund's shareholders through reduced expenses on a pro forma basis, the amount of time estimated for your Fund's shareholders to recoup expenses incurred in the Reorganization in light of such expected benefits, the effect incurring such expenses would have on the net asset value of your Fund, whether there was a financial impact to AIM's profit and loss (positive or negative) and the relative performance of your Fund and Buying Fund.

         The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

         Based on the foregoing and the information presented at the Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommended the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

OTHER TERMS

         If any amendment is made to the Agreement following the mailing of this Proxy Statement/Prospectus and prior to the Closing which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, if an amendment is made which would not have a material adverse effect on shareholders, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

         Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

         o the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

         o Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         o the shareholders of your Fund shall have approved the Agreement; and

         o Trust and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

         The Board of Trustees of Trust and the Board of Trustees of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before September 30, 2006.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

         o the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

         o no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders;

         o no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

         o no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

         o the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

         o the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

         o Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

         Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or

Buyer are incorrect in any material respect. A copy of the opinion will be filed with the Securities and Exchange Commission. and will be available for public inspection. See "Information Filed with the Securities and Exchange Commission."

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganizations will each be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

         Trust and Buyer are each Delaware statutory trusts. Generally, there are no material differences between the rights of shareholders under the Agreement and Declaration of Trust and the rights of shareholders under the Agreement and Declaration of Trust of Buyer.

                                 CAPITALIZATION

         The following table sets forth, as of October 31, 2005, (i) the capitalization of each class of shares of your Fund; (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                       PRO FORMA
                                   YOUR FUND        BUYING FUND       PRO FORMA       BUYING FUND
                                 CLASS A SHARES   CLASS A SHARES     ADJUSTMENTS     CLASS A SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................   $   85,846,120   $   29,952,988   $      (91,879)   $  115,707,229
Shares Outstanding ...........        8,276,009        1,750,062           (5,367)        6,757,675
Net Asset Value Per Share ....   $        10.37   $        17.12                     $        17.12

                                                                                       PRO FORMA
                                   YOUR FUND       BUYING FUND        PRO FORMA       BUYING FUND
                                 CLASS B SHARES   CLASS B SHARES     ADJUSTMENTS     CLASS B SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................   $   63,461,928   $    3,295,055   $      (67,922)   $   66,689,061
Shares Outstanding ...........        6,378,839          197,844           (4,079)        4,005,743
Net Asset Value Per Share ....   $         9.95   $        16.65                     $        16.65

                                                                                       PRO FORMA
                                    YOUR FUND       BUYING FUND       PRO FORMA       BUYING FUND
                                 CLASS C SHARES   CLASS C SHARES     ADJUSTMENTS     CLASS C SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................   $   21,925,741   $    8,048,863   $      (23,467)   $   29,951,137
Shares Outstanding ...........        2,203,500          492,788           (1,437)        1,833,961
Net Asset Value Per Share ....   $         9.95   $        16.33                     $        16.33

                                                                                       PRO FORMA
                                    YOUR FUND       BUYING FUND       PRO FORMA       BUYING FUND
                                 CLASS R SHARES   CLASS R SHARES     ADJUSTMENTS     CLASS R SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................   $    1,606,708   $        9,990   $       (1,720)   $    1,614,978
Shares Outstanding ...........          155,986              584             (101)           94,385
Net Asset Value Per Share ....   $        10.30   $        17.11                     $        17.11

                                                                                       PRO FORMA
                                    YOUR FUND       BUYING FUND                       BUYING FUND
                                    INVESTOR         INVESTOR         PRO FORMA        INVESTOR
                                  CLASS SHARES     CLASS SHARES      ADJUSTMENTS      CLASS SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................               --   $1,744,995,033               --    $1,744,995,033
Shares Outstanding ...........               --      101,978,732               --       101,978,732
Net Asset Value Per Share ....               --   $        17.11               --    $        17.11

                                                                                        PRO FORMA
                                    YOUR FUND      BUYING FUND                        BUYING FUND
                                  INSTITUTIONAL   INSTITUTIONAL      PRO FORMA       INSTITUTIONAL
                                   CLASS SHARES    CLASS SHARES     ADJUSTMENTS       CLASS SHARES
                                 --------------   --------------   --------------    --------------
Net Assets ...................   $       11,374   $   43,416,972   $          (12)   $   43,428,344
Shares Outstanding ...........            1,084        2,481,674           (0.685)        2,482,323
Net Asset Value Per Share ....   $        10.49   $        17.50               --    $        17.50

                                  LEGAL MATTERS

         Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

                          ADDITIONAL INFORMATION ABOUT
                            BUYING FUND AND YOUR FUND

         For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix
II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" for more information about the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

         For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which have been made a part of this Proxy Statement/ Prospectus by reference:
(i) see "Fund Performance" for more information about the performance of your Fund; (ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Shareholder Information" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund; and (v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions.

                      INFORMATION FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-1424. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-1474. Such Buying Fund Prospectus is incorporated herein by reference.

         Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

         We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

         Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about January __, 2006 to all shareholders entitled to vote. Shareholders of record of your Fund as of the close of business on December 2, 2005 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit D. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

         We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on February 28, 2006, at 3:00 p.m., Central Time.

VOTING IN PERSON

         If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

         Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

         If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal to approve the Agreement, as recommended by the Board, and in accordance with management's recommendation on other matters.

         Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

         If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

         You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

         A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

         Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

         Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

         If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the Agreement are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the Reorganization in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization against such adjournment. A shareholder vote may be taken on the Reorganization prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE THE AGREEMENT

         If a quorum is present, approval of the Agreement requires the affirmative vote of a majority of shares cast by the shareholders of your Fund at the Special Meeting. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting.

PROXY SOLICITATION

         Trust will solicit proxies for the Special Meetings. Trust expects to solicit proxies principally by mail, but Trust may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Solicitation costs are expected to be approximately $8,000 and will be paid by your Fund.

OTHER MATTERS

         Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

OWNERSHIP OF SHARES

         A list of the name, address and percent ownership of each person who, as of December 2, 2005, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit E.

         A list of the name, address and percent ownership of each person who, as of December 2, 2005, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit F.

                                    EXHIBIT A

CLASSES OF SHARES OF YOUR FUND AND CORRESPONDING CLASSES OF SHARES OF BUYING
FUND

CLASSES OF SHARES OF YOUR FUND       CORRESPONDING CLASSES OF SHARES OF BUYING FUND
------------------------------       ----------------------------------------------
         Class A                                    Class A
         Class B                                    Class B
         Class C                                    Class C
         Class R                                    Class R
   Institutional Class                        Institutional Class

                                    EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

                                   (Your Fund)
                             AIM MID CAP GROWTH FUND

         The bar chart and table shown below provide an indication of the risks of investing in your Fund. Your Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

         The following bar chart shows changes in the performance of your Fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                 YEARS           %
                                  2000         -10.12%
                                  2001         -21.21%
                                  2002         -31.86%
                                  2003          42.08%
                                  2004           6.48%

         During the periods shown in the bar chart, the highest quarterly return was 28.02% (quarter ended March 31, 2000) and the lowest quarterly return was -30.93% (quarter ended September 30, 2001). The year-to-date return of AIM Mid Cap Growth Class A shares as of September 30, 2005 was 7.38%.

         The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
                                                                                 SINCE        INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2004)              1 YEAR      5 YEARS      INCEPTION        DATE
-----------------------------------------              ------      -------      ---------     ---------
CLASS A                                                                                        11/01/99
   Return Before Taxes                                   0.60%      (7.16)%       (1.03)%
   Return After Taxes on Distributions                   0.60       (7.16)        (1.03)
   Return Before Taxes on Distributions and Sale of
Fund Shares                                              0.39       (5.94)        (0.87)

CLASS B                                                                                        11/01/99
   Return Before Taxes                                   0.68       (7.11)        (0.84)

CLASS C                                                                                        11/01/99
   Return Before Taxes                                   4.68       (6.73)        (0.65)

CLASS R(1)                                                                                     11/01/99
   Return Before Taxes                                   6.29       (6.28)        (0.13)

S&P 500 Index(2)                                        10.87       (2.30)        (0.75)(5)    10/31/99(5)
Russell Midcap--Trademark-- Growth Index(3)             15.48       (3.36)         1.71(5)     10/31/99(5)
Lipper Mid-Cap Growth Fund Index(4)                     14.03       (6.07)        (0.11)(5)    10/31/99(5)


---------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares of your Fund through tax-deferred arrangements, such as 40I(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) The returns shown for the one year period are the historical returns of your Fund's Class R shares. The returns shown for the 5 years and since inception periods are the blended returns of the historical performance of your Fund's Class R shares since their inception and the restated historical performance of your Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-l fees applicable to the Class R shares. The inception date shown in the table is that of your Funds's Class A shares The inception date of your Fund's Class R shares is June 3, 2002.

(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. Your Fund has elected to use the Standard & Poor's 500 Index as its broad-based index. Your Fund has also included the Russell Midcap--Trademark-- Growth Index, which your Fund believes more closely reflects the performance of the types of securities in which it invests. In addition, your Fund has included the Lipper Mid Cap Growth Fund Index (which may or may not include your Fund) for comparison to a peer group.

(3) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap Index with a higher than average growth forecast. The Russell Midcap--Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.

(4) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitlizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

(5) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                                  (Buying Fund)
                                AIM DYNAMICS FUND

         The bar chart and table shown below provide an indication of the risks of investing in Buying Fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

         The following bar chart shows changes in the performance of Buying Fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                 YEARS           %
                                  1995          37.55%
                                  1996          15.65%
                                  1997          24.09%
                                  1998          23.25%
                                  1999          71.80%
                                  2000          -7.76%
                                  2001         -32.89%
                                  2002         -33.08%
                                  2003          38.27%
                                  2004          11.94%

         During the periods shown in the bar chart, the highest quarterly return was 38.83% (quarter ended December 31, 1999) and the lowest quarterly return was -35.02% (quarter ended September 30, 2001). The year-to-date return of AIM Dynamics Fund Investor Class shares as of September 30, 2005 was 7.64%.

         The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------
                                                                                              SINCE       INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2004)              1 YEAR      5 YEARS     10 YEARS     INCEPTION        DATE
-----------------------------------------              ------      -------     --------     ---------     ---------
INVESTOR CLASS                                                                                              9/15/67
   Return Before Taxes                                  11.94%      (8.51)%       10.36%          --
   Return After Taxes on Distributions                  11.94%      (8.52)%        8.53%          --
   Return After Taxes on Distributions and
Sale of Fund Shares                                      7.76%      (7.02)%        8.02%          --

CLASS A                                                                                                     3/28/02
   Return Before Taxes                                   5.63%         --            --         0.71%

CLASS B                                                                                                     3/28/02
   Return Before Taxes                                   6.07%         --            --         0.94%

CLASS C                                                                                                     2/14/00
   Return Before Taxes                                  10.07%         --            --       (11.08)%

CLASS R(1)                                                 --          --            --            --      10/25/05

S&P 500 Index(2), (4)
   (reflects no deduction for fees, expenses
or taxes)                                               10.87%      (2.30)%       12.07%
Russell Midcap Growth Index(2), (3)
   (reflects no deduction for fees, expenses
or taxes)                                               15.48%      (3.36)%       11.23%
Lipper Mid-Cap Growth Fund Index(2),(4)
   (reflects no deduction for fees, expenses
or taxes)                                               14.03%      (6.07)%        9.68%


---------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. Performance information is not provided for Class R shares since the class commenced operations on October 25, 2005.

(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap Growth Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap Companies with higher price-to-book ratios and higher forecasted growth values.

(4) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted market capitalization of the middle 1,000 companies of the S&P SuperComposite 1500 Index. The S&P Supercomposite 1500 Index is a market cap weighted index made up of 1500 liquid securities of companies with market capitalizations of $300 million and above and represents small-, mid-, and large-cap markets. Mid-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic madcap stocks chosen for market size, liquidity and industry group representation. it is also a market-value weighted index and was the first benchmark of madcap stock price movement. Inception was December 31, 1990.

                                    EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLES

FEE TABLE

This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C, Class R, and Institutional Class shares of AIM Mid Cap Growth Fund ("Your Fund") and Class A, Class B, Class C, Class R, Investor Class, and Institutional Class shares of AIM Dynamics Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the Reorganization are also provided. There is no guarantee that actual expenses will be the same as those shown in this table.


                                                                AIM MID CAP GROWTH FUND
                                                                        YOUR FUND
                                                                    (AS OF 10/31/04)

                                                 CLASS A        CLASS B   CLASS C   CLASS R    INSTITUTIONAL
                                                 SHARES         SHARES    SHARES    SHARES     CLASS SHARES
                                                 -------        -------   -------   --------   -------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)               5.50%            None      None       None            None
Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption
proceeds, as applicable)                          None(1),(2)      5.00%     1.00%      None(3)         None

ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from fund assets)
Management fees                                   0.80%            0.80%     0.80%      0.80%           0.80%

Distribution and/or Service
(12b-1) Fees(5)                                   0.25%            1.00%     1.00%      0.50%             --

Other Expenses(6)                                 0.61%            0.61%     0.61%      0.61%           0.40%

Total Annual Fund Operating Expenses(7)           1.66%            2.41%     2.41%      1.91%           1.20%

Fee Waiver(8)                                     0.05%            0.05%     0.05%      0.05%           0.05%

Net Annual Fund Expenses(9),(10)                  1.61%            2.36%     2.36%      1.86%           1.15%





                                                                             AIM DYNAMICS FUND
                                                                                BUYING FUND
                                                                              (AS OF 07/31/05)

                                                 CLASS A        CLASS B   CLASS C   CLASS R     INVESTOR        INSTITUTIONAL
                                                 SHARES         SHARES    SHARES    SHARES     CLASS SHARES     CLASS SHARES
                                                 -------        -------   -------   --------   ------------     -------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)                 5.50%          None      None       None           None              None
Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption
proceeds, as applicable)                            None(1),(2)    5.00%     1.00%      None(3)        None              None

ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from fund assets)
Management fees                                     0.51%          0.51%     0.51%      0.51%          0.51%             0.51%

Distribution and/or Service
(12b-1) Fees(5)                                     0.25%          1.00%     1.00%      0.50%          0.25%               --

Other Expenses(6)                                   0.35%          0.35%     0.35%      0.35%          0.35%             0.13%

Total Annual Fund Operating Expenses(7)             1.11%          1.86%     1.86%      1.36%          1.11%             0.64%

Fee Waiver(8)                                         --             --        --         --             --                --

Net Annual Fund Expenses(9),(10)                    1.11%          1.86%     1.86%      1.36%          1.11%             0.64%

                                                                       AIM DYNAMICS FUND
                                                                           BUYING FUND
                                                                       PRO FORMA COMBINED
                                                                         (AS OF 7/31/05)

                                                 CLASS A        CLASS B   CLASS C   CLASS R     INVESTOR        INSTITUTIONAL
                                                 SHARES         SHARES    SHARES    SHARES     CLASS SHARES     CLASS SHARES
                                                 -------        -------   -------   --------   ------------     -------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)                 5.50%          None      None       None           None              None
Maximum Deferred Sales Charge
(as a percentage of original
purchase price or redemption
proceeds, as applicable)                            None(1),(2)   5.00%      1.00%      None(3)        None              None

ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from fund assets)
Management fees                                     0.51%          0.51%     0.51%      0.51%          0.51%             0.51%

Distribution and/or Service
(12b-1) Fees(5)                                     0.25%          1.00%     1.00%      0.50%          0.25%               --

Other Expenses(6)                                   0.37%          0.37%     0.37%      0.37%          0.37%             0.13%

Total Annual Fund Operating Expenses(7)             1.13%          1.88%     1.88%      1.38%          1.13%             0.64%

Fee Waiver(8)                                         --             --        --         --             --                --

Net Annual Fund Expenses(9),(10)                    1.13%          1.88%     1.88%      1.38%          1.13%             0.64%

---------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the tables.

(5) Effective July 1, 2005, the Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25%. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement of AIM Dynamics Fund. Other Expenses of AIM Dynamics Fund have been restated to reflect the changes in fees under the new agreement. Other Expenses for Class R shares of AIM Dynamics Fund are based on estimated average net assets for the current fiscal year.

(7) The advisor of AIM Dynamics Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.65%, 2.65%, 2.15%, 1.90% and 1.65% on
         Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
         (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.

(8) Effective January 1, 2005 through December 31, 2009, the advisor for AIM Mid Cap Growth Fund has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of 0.745% for the first $250 million, plus 0.73% of the next $250 million, plus 0.715% of the next $500 million, plus 0.70% of the next $1.5 billion, plus 0.685% of the next $2.5 billion, plus 0.67% of the next $2.5 billion, plus 0.655% of the next $2.5 billion, plus 0.64% of the Fund's average daily net assets in excess of $10 billion. The Fee Waiver reflects this agreement.

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse AIM Mid Cap Growth Fund and AIM Dynamics Fund for expenses related to market timing matters.

(10) AIM Mid Cap Growth Fund will incur additional expenses in connection with the Reorganization.

EXPENSE EXAMPLE

         This Example is intended to help you compare the costs of investing in different classes of Your Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Your Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

         The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                               One    Three     Five     Ten
                                                              Year    Years    Years    Years
                                                             ------   ------   ------   ------
AIM MID CAP GROWTH FUND (YOUR FUND)
Class A ..................................................   $  705   $1,030   $1,378   $2,385
Class B ..................................................      739    1,036    1,460    2,539
Class C ..................................................      339      736    1,260    2,725
Class R ..................................................      189      585    1,006    2,210
Institutional Class ......................................      117      365      633    1,430

AIM DYNAMICS FUND (BUYING FUND)
Class A ..................................................   $  657   $  883   $1,128   $1,827
Class B ..................................................      689      885    1,206    1,984
Class C ..................................................      289      585    1,006    2,180
Class R ..................................................      138      431      745    1,635
Investor Class ...........................................      113      353      612    1,352
Institutional Class ......................................       65      205      357      798

AIM DYNAMICS FUND (BUYING FUND) -- PRO FORMA COMBINED
Class A ..................................................   $  659   $  889   $1,138   $1,849
Class B ..................................................      691      891    1,216    2,005
Class C ..................................................      291      591    1,016    2,201
Class R ..................................................      141      437      755    1,657
Investor Class ...........................................      115      359      622    1,375
Institutional Class ......................................       65      205      357      798

         You would pay the following expenses if you did not redeem your shares:

                                                              One     Three     Five     Ten
                                                              Year    Years    Years    Years
                                                             ------   ------   ------   ------
AIM MID CAP GROWTH FUND (YOUR FUND)
Class A ..................................................   $  705   $1,030   $1,378   $2,385
Class B ..................................................      239      736    1,260    2,539
Class C ..................................................      239      736    1,260    2,725
Class R ..................................................      189      585    1,006    2,210
Institutional Class ......................................      117      365      633    1,430

AIM DYNAMICS FUND (BUYING FUND)
Class A ..................................................  $   657   $  883   $1,128   $1,827
Class B ..................................................      189      585    1,006    1,984
Class C ..................................................      189      585    1,006    2,180
Class R ..................................................      138      431      745    1,635
Investor Class ...........................................      113      353      612    1,352
Institutional Class ......................................       65      205      357      798

AIM DYNAMICS FUND (BUYING FUND) -- PRO FORMA COMBINED
Class A ..................................................   $  659   $  889   $1,138   $1,849
Class B ..................................................      191      591    1,016    2,005
Class C ..................................................      191      591    1,016    2,201
Class R ..................................................      141      437      755    1,657
Investor Class ...........................................      115      359      622    1,375
Institutional Class ......................................       65      205      357      798


         THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT YOUR FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

         THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                    EXHIBIT D

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

         As of December 2, 2005, there were the following number of shares outstanding of each class of your Fund:


         YOUR FUND

         Class A Shares:
         Class B Shares:
         Class C Shares:
         Class R Shares:
         Institutional Class Shares:

                                    EXHIBIT E

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who, as of December 2, 2005, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


                                         CLASS OF          NUMBER OF          PERCENT OWNED OF
NAME AND ADDRESS                          SHARES         SHARES OWNED              RECORD*
-----------------                        --------        ------------         -----------------









----------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                    EXHIBIT F

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who, as of December 2, 2005, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                CLASS OF       NUMBER OF        PERCENT OWNED
NAME AND ADDRESS                                 SHARES       SHARES OWNED        OF RECORD*
----------------                                --------      ------------      -------------









----------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                    AGREEMENT

                                       AND

                             PLAN OF REORGANIZATION



                                       FOR



                            AIM MID CAP GROWTH FUND,

                             A SEPARATE PORTFOLIO OF

                                AIM EQUITY FUNDS






                                NOVEMBER 14, 2005

                                TABLE OF CONTENTS

                                                                                                         Page
                                                                                                         ----
ARTICLE 1 DEFINITIONS....................................................................................   1
         SECTION 1.1.    Definitions.....................................................................   1

ARTICLE 2 TRANSFER OF ASSETS.............................................................................   5
         SECTION 2.1.    Reorganization of Selling Fund..................................................   5
         SECTION 2.2.    Computation of Net Asset Value..................................................   5
         SECTION 2.3.    Valuation Date..................................................................   6
         SECTION 2.4.    Delivery........................................................................   6
         SECTION 2.5.    Termination of Series and Redemption of Selling Fund Shares.....................   6
         SECTION 2.6.    Issuance of Buying Fund Shares..................................................   6
         SECTION 2.7.    Investment Securities...........................................................   7
         SECTION 2.8.    Liabilities.....................................................................   7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF SELLER.......................................................   7
         SECTION 3.1.    Organization; Authority.........................................................   7
         SECTION 3.2.    Registration and Regulation of Seller...........................................   7
         SECTION 3.3.    Financial Statements............................................................   8
         SECTION 3.4.    No Material Adverse Changes; Contingent Liabilities.............................   8
         SECTION 3.5.    Selling Fund Shares; Business Operations........................................   8
         SECTION 3.6.    Accountants.....................................................................   9
         SECTION 3.7.    Binding Obligation..............................................................   9
         SECTION 3.8.    No Breaches or Defaults.........................................................   9
         SECTION 3.9.    Authorizations or Consents......................................................   9
         SECTION 3.10.   Permits.........................................................................   9
         SECTION 3.11.   No Actions, Suits or Proceedings...............................................   10
         SECTION 3.12.   Contracts......................................................................   10
         SECTION 3.13.   Properties and Assets..........................................................   10
         SECTION 3.14.   Taxes..........................................................................   10
         SECTION 3.15.   Benefit and Employment Obligations.............................................   11
         SECTION 3.16.   Brokers........................................................................   11
         SECTION 3.17.   Voting Requirements............................................................   11
         SECTION 3.18.   State Takeover Statutes........................................................   11
         SECTION 3.19.   Books and Records..............................................................   12
         SECTION 3.20.   Prospectus and Statement of Additional Information.............................   12
         SECTION 3.21.   No Distribution................................................................   12
         SECTION 3.22.   Liabilities of Selling Fund....................................................   12
         SECTION 3.23.   Value of Shares................................................................   12
         SECTION 3.24.   Shareholder Expenses...........................................................   12
         SECTION 3.25.   Intercompany Indebtedness; Consideration.......................................   12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF BUYER.......................................................   12
         SECTION 4.1.    Organization; Authority........................................................   12
         SECTION 4.2.    Registration and Regulation of Buyer...........................................   13
         SECTION 4.3.    Financial Statements...........................................................   13

                                       i

                                                                                                         Page
                                                                                                         ----
         SECTION 4.4.    No Material Adverse Changes; Contingent Liabilities............................   13
         SECTION 4.5.    Registration of Buying Fund Shares.............................................   13
         SECTION 4.6.    Accountants....................................................................   14
         SECTION 4.7.    Binding Obligation.............................................................   14
         SECTION 4.8.    No Breaches or Defaults........................................................   14
         SECTION 4.9.    Authorizations or Consents.....................................................   15
         SECTION 4.10.   Permits........................................................................   15
         SECTION 4.11.   No Actions, Suits or Proceedings...............................................   15
         SECTION 4.12.   Taxes..........................................................................   15
         SECTION 4.13.   Brokers........................................................................   16
         SECTION 4.14.   Representations Concerning the Reorganization..................................   16
         SECTION 4.15.   Prospectus and Statement of Additional Information.............................   17
         SECTION 4.16.   Value of Shares................................................................   17
         SECTION 4.17.   Intercompany Indebtedness; Consideration.......................................   17

ARTICLE 5 COVENANTS.....................................................................................   17
         SECTION 5.1.    Conduct of Business............................................................   17
         SECTION 5.2.    Expenses.......................................................................   18
         SECTION 5.3.    Further Assurances.............................................................   18
         SECTION 5.4.    Notice of Events...............................................................   18
         SECTION 5.5.    Consents, Approvals and Filings................................................   18
         SECTION 5.6.    Submission of Agreement to Shareholders........................................   19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION....................................................   19
         SECTION 6.1.    Conditions Precedent of Buyer..................................................   19
         SECTION 6.2.    Mutual Conditions..............................................................   19
         SECTION 6.3.    Conditions Precedent of Seller.................................................   21

ARTICLE 7 TERMINATION OF AGREEMENT......................................................................   21
         SECTION 7.1.    Termination....................................................................   21
         SECTION 7.2.    Survival After Termination.....................................................   22

ARTICLE 8 MISCELLANEOUS.................................................................................   22
         SECTION 8.1.    Survival of Representations, Warranties and Covenants..........................   22
         SECTION 8.2.    Governing Law..................................................................   22
         SECTION 8.3.    Binding Effect, Persons Benefiting, No Assignment..............................   22
         SECTION 8.4.    Obligations of Buyer and Seller................................................   22
         SECTION 8.5.    Amendments.....................................................................   23
         SECTION 8.6.    Enforcement....................................................................   23
         SECTION 8.7.    Interpretation.................................................................   23
         SECTION 8.8.    Counterparts...................................................................   23
         SECTION 8.9.    Entire Agreement; Exhibits and Schedules.......................................   23
         SECTION 8.10.   Notices........................................................................   23
         SECTION 8.11.   Representations by Investment Adviser..........................................   24
         SECTION 8.12.   Successors and Assigns; Assignment.............................................   25

EXHIBIT A                Excluded Liabilities of Selling Fund
SCHEDULE 2.1             Classes of Shares of Selling Fund and Corresponding Classes of Shares of
                         Buying Fund
SCHEDULE 3.4             Certain Contingent Liabilities of Selling Fund
SCHEDULE 4.4             Certain Contingent Liabilities of Buying Fund
SCHEDULE 4.5(a)          Classes of Shares of Buying Fund
SCHEDULE 4.14(b)         Permitted Reorganizations of Funds
SCHEDULE 6.2(f)          Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION, dated as of November   , 2005
(this "Agreement"), by and among AIM Equity Funds, a Delaware statutory trust ("Seller"), acting on behalf of AIM Mid Cap Growth Fund ("Selling Fund"), a separate series of Seller, AIM Stock Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Dynamics Fund ("Buying Fund"), a separate series of Buyer, and A I M Advisors, Inc., a Delaware corporation.

                                   WITNESSETH

         WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

         WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

         WHEREAS, Seller desires to provide for the reorganization of Selling Fund through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

         WHEREAS, the Investment Adviser (as defined below) serves as the investment advisor to both Buying Fund and Selling Fund and is making certain representations, warranties and agreements set forth in this Agreement;

         WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

         NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller and Buyer agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

         SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

         "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

         "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

         "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

         "Applicable Law" means the applicable laws of the state of Delaware and shall include the Delaware Statutory Trust Act.

         "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

         "Buyer" means AIM Stock Funds, a Delaware statutory trust.

         "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

         "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

         "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-1474.

         "Buying Fund" means AIM Dynamics Fund, a separate series of Buyer.

         "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

         "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2005.

         "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

         "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

         "Closing Date" means March 27, 2006, or such other date as the parties may mutually agree upon.

         "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

         "Corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

         "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

         "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

         "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

         "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

         "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

         "Investment Adviser" means A I M Advisors, Inc.

         "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

         "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

         "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

         "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

         "NYSE" means the New York Stock Exchange.

         "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

         "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

         "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

         "Required Shareholder Vote" means, if a quorum is present, the affirmative vote of a majority of the shares cast at the Shareholders Meeting.

         "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

         "SEC" means the United States Securities and Exchange Commission.

         "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

         "Seller" means AIM Equity Funds, a Delaware statutory trust.

         "Seller Custodian" means State Street Bank and Trust acting in its capacity as custodian for the assets of Selling Fund.

         "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-1424.

         "Selling Fund" means AIM Mid Cap Growth Fund, a separate series of Seller.

         "Selling Fund Auditors" means Ernst & Young LLP for the fiscal year ended October 31, 2004, and PricewaterhouseCoopers LLP for the periods subsequent to October 31, 2004.

         "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended October 31, 2004 and the Selling Fund Semiannual Report to Shareholders dated April 30, 2005.

         "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

         "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

         "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement.

         "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

         "Termination Date" means September 30, 2006, or such later date as the parties may mutually agree upon.

         "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

         "Trustee Benefit Plans" means the Deferred Compensation Agreement for the Directors/Trustees of the AIM Funds, the AIM Funds Retirement Plan for Eligible Directors/Trustees, the Deferred Fee Agreement, the INVESCO Funds Retirement Plan for Independent Directors and the Deferred Retirement Plan Account Agreement.

         "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

         SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

         SECTION 2.2. Computation of Net Asset Value.

                  (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

                  (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

                  (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

                  (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

         SECTION 2.4. Delivery.

                  (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

                  (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

         SECTION 2.5. Termination of Series and Redemption of Selling Fund Shares. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Governing Documents and all issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller.

         SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date in accordance with Sections 2.1 and 2.2. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

         SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or Buying Fund Auditors upon reasonable request.

         SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

         Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

         SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

         SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

         SECTION 3.5. Selling Fund Shares; Business Operations.

                  (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

                  (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to
Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

                  (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) Except for the Senior Officer Seller is required to employ pursuant to the Assurance of Discontinuance entered into by the Investment Adviser with the Attorney General of the State of New York on or about October 7, 2004, Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year ending October 31, 2004, are independent registered public accountants as required by the Securities Act and the Exchange Act.

         SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary trust action on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

         SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any

Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         SECTION 3.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund, other than as has been disclosed to Seller's Board of Trustees.

         SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

         SECTION 3.14. Taxes.

                  (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Since inception, Selling Fund has qualified for treatment as a regulated investment company for each taxable year that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing

Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2005 and for the short taxable year beginning on November 1, 2005 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended October 31, 2005 and in such short taxable year (after reduction for any capital loss carryover).

                  (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         SECTION 3.15. Benefit and Employment Obligations. Except for the Trustee Benefit Plans, Selling Fund has no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to, under any Benefit Plan, and has no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

         SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

         SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement.

         SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

         SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of Liabilities, if any, to which such transferred assets will be subject.

         SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal, as of the Effective Time, to the fair market value of the shares of each corresponding class of Selling Fund to be constructively surrendered in exchange therefor.

         SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

         SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                     REPRESENTATIONS AND WARRANTIES OF BUYER

         Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

         SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

         SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

         SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         SECTION 4.5. Registration of Buying Fund Shares.

                  (a) Buying Fund currently has those classes of shares that are set forth on Schedule 4.5(a). Under its Governing Documents, Buyer is authorized to issue an unlimited number of shares of each such class.

                  (b) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

                  (c) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting in accordance with normal market practice for such transactions. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (e) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

         SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year ending July 31, 2005, are independent registered public accountants as required by the Securities Act and the Exchange Act.

         SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary trust action on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which

Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

         SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         SECTION 4.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund, other than as has been disclosed to Buyer's Board of Trustees.

         SECTION 4.12. Taxes.

                  (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Since inception, Buying Fund has qualified for treatment as a regulated investment company for each taxable year that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

                  (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

         SECTION 4.14. Representations Concerning the Reorganization.

                  (a) There is no plan or intention by Buyer or any person related to Buyer to acquire or redeem any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

                  (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

                  (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

                  (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund to redeem, or by any person related to Buying Fund to acquire any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

         SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal, as of the Effective Time, to the fair market value of the shares of each corresponding class of Selling Fund to be constructively surrendered in exchange therefor. The fair market value of the assets of Buying Fund will exceed the amount of its liabilities immediately after the exchange.

         SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

         SECTION 5.1. Conduct of Business.

                  (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

                  (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

         SECTION 5.2. Expenses. Selling Fund and Buying Fund shall each bear their respective costs and expenses incurred in connection with this Plan and the Reorganization and other transactions contemplated hereby.

         SECTION 5.3. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

         SECTION 5.4. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections
6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this
Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         SECTION 5.5. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications

         SECTION 5.6. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Trustees, recommend to the shareholders of Selling Fund approval of this Agreement. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable and advisable after the date hereof.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

                  (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary (in such capacity) of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

                  (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

                  (f) To the extent applicable, the Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by the Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between the Investment Adviser and Selling Fund.

         SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

                  (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from, Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

                  (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

                  (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

                  (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

                  (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and shall include an undertaking therein to file the opinion referenced in Section 6.2(f) as a post-effective amendment to such Registration Statement after the Closing Date, and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

                  (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

         SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

                  (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer (in such capacity) certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

         SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

                  (a) by mutual written consent of Seller and Buyer; or

                  (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

                           (i) if the Closing Date shall not be on or before the
Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                           (ii) if, upon a vote at the Shareholders Meeting or
any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                           (iii) if any Governmental Authority shall have issued
an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

         SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                  MISCELLANEOUS

         SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         SECTION 8.4. Obligations of Buyer and Seller.

                  (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

                  (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Seller in his or her capacity as an officer of Seller intending to bind Seller as provided herein, and that no officer, trustee or shareholder of Seller shall be personally liable for the liabilities or obligations of Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Agreement shall be enforceable against the assets of Selling Fund only and not against the assets of Seller generally or assets belonging to any other series of Seller.

         SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

         SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

                  (a)      If to Seller:

                           AIM Equity Funds
                           11 Greenway Plaza, Suite 100
                           Houston, TX  77046-1173
                           Attn: Kevin M. Carome

                           with a copy to:

                           Ballard Spahr Andrews & Ingersoll, LLP
                           1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599
                           Attn: Martha J. Hays

                  (b)      If to Buyer:

                           AIM Stock Funds
                           11 Greenway Plaza, Suite 100
                           Houston, TX  77046-1173
                           Attn: Kevin M. Carome

                           with a copy to:

                           Ballard Spahr Andrews & Ingersoll, LLP
                           1735 Market Street, 51st Floor
                           Philadelphia, PA  19103-7599
                           Attn: Martha J. Hays


         SECTION 8.11. Representations by Investment Adviser.

                  (a) In its capacity as investment adviser to Seller, the Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11(a), the best knowledge standard shall be deemed to mean that the officers of the Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

                  (b) In its capacity as investment adviser to Buyer, the Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11(b), the best knowledge standard shall be deemed to mean that the officers of the Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

         SECTION 8.12. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and permitted assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted reorganizations of funds set forth on Schedule 4.14(b).

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                                       AIM EQUITY FUNDS, acting on behalf of AIM
                                       MID CAP GROWTH FUND


                                       By:
                                          --------------------------------------
                                       Name:
                                            ------------------------------------
                                       Title:
                                             -----------------------------------

                                       AIM STOCK FUNDS, acting on behalf of AIM
                                       DYNAMICS FUND


                                       By:
                                          --------------------------------------
                                       Name:
                                            ------------------------------------
                                       Title:
                                             -----------------------------------


                                       A I M ADVISORS, INC.

                                       By:
                                          --------------------------------------
                                       Name:
                                            ------------------------------------
                                       Title:
                                             -----------------------------------

                                    EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND


None.

                                  SCHEDULE 2.1

CLASSES OF SHARES OF SELLING FUND AND CORRESPONDING CLASSES OF SHARES OF BUYING FUND


                                                   Corresponding Classes of
Classes of Shares of Selling Fund                    Shares of Buying Fund
---------------------------------                  ------------------------
     AIM Mid Cap Growth Fund                           AIM Dynamics Fund

          Class A Shares                                Class A Shares
          Class B Shares                                Class B Shares
          Class C Shares                                Class C Shares
          Class R Shares                                Class R Shares
                                                     Investor Class Shares
    Institutional Class Shares                    Institutional Class Shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND


None.

                                  SCHEDULE 4.4

                  CERTAIN CONTINGENT LIABILITIES OF BUYING FUND


None.

                                 SCHEDULE 4.5(a)

                        CLASSES OF SHARES OF BUYING FUND


Classes of Shares of Buying Fund
--------------------------------
          Class A Shares
          Class B Shares
          Class C Shares
          Class R Shares
          Investor Class Shares
          Institutional Shares

                                SCHEDULE 4.14(b)

                       PERMITTED REORGANIZATIONS OF FUNDS

         AIM Aggressive Growth Fund into AIM Constellation Fund

         AIM Weingarten Fund into AIM Constellation Fund

         AIM Blue Chip Fund into AIM Large Cap Growth Fund

         AIM Small Company Growth Fund into AIM Small Cap Growth Fund

         AIM Premier Equity Fund into AIM Charter Fund

         AIM V.I. Aggressive Growth Fund into AIM V.I. Capital Appreciation Fund

         AIM V.I. Growth Fund into AIM V.I. Capital Appreciation Fund

         AIM V.I. Blue Chip Fund into AIM V.I. Large Cap Growth Fund

         AIM V.I. Premier Equity Fund into AIM V.I. Core Equity Fund

                                 SCHEDULE 6.2(f)

                                  TAX OPINIONS


         (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

         (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders.

         (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

         (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

         (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

         (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

         (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

         (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

         (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                    APPENDIX II

                                                              AIM Dynamics Fund

                                                                     PROSPECTUS

                                                               October 25, 2005

AIM Dynamics Fund seeks long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
...  are not FDIC insured;
...  may lose value; and
...  are not guaranteed by a bank.

                               AIM DYNAMICS FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PRINCIPAL RISKS OF INVESTING IN THE FUND                                   1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       3

Performance Table                                                          4

FEE TABLE AND EXPENSE EXAMPLE                                              5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  5

Expense Example                                                            6

Hypothetical Investment and Expense Information                            7

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Managers                                                         8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de
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goals. Our solutions. are registered service marks and AIM Bank Connection,
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Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               AIM DYNAMICS FUND

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies.
  The advisor actively manages the fund, focusing on mid-cap companies with high growth potential that also are favorably priced relative to the growth expectations for that company. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies.
  The advisor bases its selection of stocks for the fund on an analysis of individual companies. The investment process involves:

... Identifying medium-sized companies with sustainable revenue and earnings growth that have attractive stock price valuations relative to their projected growth rates;

... Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

... Using a variety of valuation techniques to determine target buy and sell prices and a stock's valuation upside and downside potential.

  The resulting fund portfolio contains (1) "core holdings," which are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions; and (2) "earnings-acceleration" holdings that are driven by near-term catalysts such as new products, improved processes, and/or specific economic conditions which may lead to rapid sales and earnings growth.
  The advisor strives to control the fund's volatility and risk by diversifying fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights.
  The advisor considers selling or reducing its holdings in a stock if:

(1) It no longer meets the investment criteria;

(2) A company's fundamentals deteriorate;

(3) A stock's price reaches our valuation target;

(4) A company moves into the large capitalization range; and/or

(5) A more attractive investment option is identified.

  For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

As an individual investor, you have a risk that you could lose all or a portion of your investment in the fund. Your individual risk is directly related to the risk to which the fund is exposed as a result of its investing activities. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.
  The prices of securities in which the fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect the fund's performance are described in this section.
  Investment Style Risk. Because the fund is a growth style fund, it is subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.
  Sector Risk. At any given time, the fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of the fund's portfolio holdings to a particular economic sector, the fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.
  Mid-Size Issuer Risk. Investments in mid-size companies carry greater risk than investments in larger, more established companies.

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------

Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of mid-size companies are more volatile than those of large companies.
  Market Risk. Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market.
  Liquidity Risk. The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
  Derivatives Risk. A derivative is a financial instrument whose value is "derived", in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk, described below.
  Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.
  Foreign Securities Risk. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

... Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

... Political Risk. Political actions, events, and instability may affect the value of a security.

... Regulatory Risk. Government regulations may affect the value of a security.
  In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

... Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

  Risk Resulting From Lack of Timely Information. Timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

  You should also be aware that to the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.
  An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               AIM DYNAMICS FUND

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                    [CHART]

12/31/1995  12/31/1996  12/31/1997  12/31/1998  12/31/1999  12/31/2000  12/31/2001  12/31/2002  12/31/2003  12/31/2004
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  37.55%      15.65%      24.09%      23.25%      71.80%      -7.76%      -32.89%    -33.08%      38.27%      11.94%


  The Investor Class shares' year-to-date total return as of September 30, 2005 was 7.64%.

  During the period shown in the bar chart, the highest quarterly return was 38.83% (quarter ended December 31, 1999) and the lowest quarterly return was -35.02% (quarter ended September 30, 2001).

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(for the periods ended December 31, 2004)                               SINCE   INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
-----------------------------------------------------------------------------------------

Investor Class
                                                                                 9/15/67
  Return Before Taxes                         11.94%  -8.51%  10.36%       --
  Return After Taxes on Distributions         11.94   -8.52    8.53        --
  Return After Taxes on Distributions and
  Sale of Fund Shares                          7.76   -7.02    8.02        --

Class A
                                                                                 3/28/02
  Return Before Taxes                          5.63      --      --      0.71%

Class B
                                                                                 3/28/02
  Return Before Taxes                          6.07      --      --      0.94

Class C
                                                                                 2/14/00
  Return Before Taxes                         10.07      --      --    -11.08

Class R/1/
                                                                                10/25/05
  Return Before Taxes                            --      --      --        --
-----------------------------------------------------------------------------------------

S&P 500 Index/2/                              10.87   -2.30   12.07

Russell Midcap Growth Index/2,3/              15.48   -3.36   11.23

Lipper Mid-Cap Growth Fund Index/2,4/         14.03   -6.07    9.68
-----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. /1/ Performance information is not provided for Class R shares since the class commenced operations on October 25, 2005.
/2/ The Standard and Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap Growth Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/3/ The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap Companies with higher price-to-book ratios and higher forecasted growth values.
/4/ The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is a market cap weighted index made up of 1500 liquid securities of companies with market capitalizations of $300 million and above, and represents the small-, mid-, and large-cap markets. Mid-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic midcap stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of midcap stock price movement. Inception was December 31, 1990.

                               AIM DYNAMICS FUND

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

        (fees paid directly
        from your           INVESTOR
        investment)          CLASS    CLASS A   CLASS B CLASS C CLASS R
        ---------------------------------------------------------------

        Maximum Sales
        Charge (Load)
        Imposed on
        Purchases
        (as a percentage of
        offering price)       None        5.50%  None    None      None

        Maximum Deferred
        Sales Charge (Load)
        (as a percentage of
        original purchase
        price or redemption
        proceeds, whichever
        is less)              None   None/1,2/   5.00%   1.00%  None/3/

ANNUAL FUND OPERATING EXPENSES/4/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

          (expenses that are
          deducted from       INVESTOR
          fund assets)         CLASS   CLASS A CLASS B CLASS C CLASS R
          ------------------------------------------------------------

          Management Fees       0.51%   0.51%   0.51%   0.51%   0.51%

          Distribution and/or
          Service (12b-1)
          Fees/5/               0.25    0.25    1.00    1.00    0.50

          Other Expenses/6/     0.35    0.35    0.35    0.35    0.35

          Total Annual Fund
          Operating
          Expenses/7,8,9/       1.11    1.11    1.86    1.86    1.36
          ------------------------------------------------------------

/1/ If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
/2/ If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
/3/ If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
/4/ There is no guarantee that actual expenses will be the same as those shown in the tables.
/5/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/6/ Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement. Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.
/7/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 1.90%, 2.65%, 2.65% and 2.15% on Investor Class, Class A, Class B, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.
/8/ The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.20%, 1.20%, 1.95%, 1.95% and 1.45% on Investor Class, Class A, Class B, Class C and Class R shares, respectively. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
/9/ Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 6, Note 7 and Note 8 and net of this arrangement were 1.10%, 1.10%, 1.85%, 1.85% and 1.35% for Investor Class, Class A, Class B, Class C and Class R shares, respectively, for the year ended July 31, 2005.

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Investor Class  $113   $353   $  612   $1,352
                 Class A          657    883    1,128    1,827
                 Class B          689    885    1,206    1,984
                 Class C          289    585    1,006    2,180
                 Class R          138    431      745    1,635
                 ----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Investor Class  $113   $353   $  612   $1,352
                 Class A          657    883    1,128    1,827
                 Class B          189    585    1,006    1,984
                 Class C          189    585    1,006    2,180
                 Class R          138    431      745    1,635
                 ----------------------------------------------

                               AIM DYNAMICS FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INVESTOR CLASS--ANNUAL EXPENSE
RATIO 1.11%                           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
----------------------------------------------------------------------------------------------------------------------------

 Cumulative Return Before Expenses       5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
 Cumulative Return After Expenses        3.89%      7.93%     12.13%     16.49%     21.02%     25.73%     30.62%     35.70%
 End of Year Balance                $10,389.00 $10,793.13 $11,212.98 $11,649.17 $12,102.32 $12,573.10 $13,062.20 $13,570.32
 Estimated Annual Expenses          $   113.16 $   117.56 $   122.13 $   126.88 $   131.82 $   136.95 $   142.28 $   147.81
----------------------------------------------------------------------------------------------------------------------------

CLASS A--ANNUAL EXPENSE RATIO 1.11%   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
----------------------------------------------------------------------------------------------------------------------------

 Cumulative Return Before Expenses       5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
 Cumulative Return After Expenses        3.89%      7.93%     12.13%     16.49%     21.02%     25.73%     30.62%     35.70%
 End of Year Balance                $10,389.00 $10,793.13 $11,212.98 $11,649.17 $12,102.32 $12,573.10 $13,062.20 $13,570.32
 Estimated Annual Expenses          $   113.16 $   117.56 $   122.13 $   126.88 $   131.82 $   136.95 $   142.28 $   147.81
----------------------------------------------------------------------------------------------------------------------------

CLASS B--ANNUAL EXPENSE RATIO 1.86%   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
----------------------------------------------------------------------------------------------------------------------------

 Cumulative Return Before Expenses       5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
 Cumulative Return After Expenses        3.14%      6.38%      9.72%     13.16%     16.72%     20.38%     24.16%     28.06%
 End of Year Balance                $10,314.00 $10,637.86 $10,971.89 $11,316.41 $11,671.74 $12,038.23 $12,416.23 $12,806.10
 Estimated Annual Expenses          $   188.92 $   194.85 $   200.97 $   207.28 $   213.79 $   220.50 $   227.43 $   234.57
----------------------------------------------------------------------------------------------------------------------------

CLASS C--ANNUAL EXPENSE RATIO 1.86%   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
----------------------------------------------------------------------------------------------------------------------------

 Cumulative Return Before Expenses       5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
 Cumulative Return After Expenses        3.14%      6.38%      9.72%     13.16%     16.72%     20.38%     24.16%     28.06%
 End of Year Balance                $10,314.00 $10,637.86 $10,971.89 $11,316.41 $11,671.74 $12,038.23 $12,416.23 $12,806.10
 Estimated Annual Expenses          $   188.92 $   194.85 $   200.97 $   207.28 $   213.79 $   220.50 $   227.43 $   234.57
----------------------------------------------------------------------------------------------------------------------------

CLASS R--ANNUAL EXPENSE RATIO 1.36%   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
----------------------------------------------------------------------------------------------------------------------------

 Cumulative Return Before Expenses       5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
 Cumulative Return After Expenses        3.64%      7.41%     11.32%     15.37%     19.57%     23.93%     28.44%     33.11%
 End of Year Balance                $10,364.00 $10,741.25 $11,132.23 $11,537.44 $11,957.41 $12,392.66 $12,843.75 $13,311.26
 Estimated Annual Expenses          $   138.48 $   143.52 $   148.74 $   154.15 $   159.76 $   165.58 $   171.61 $   177.85
----------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS--ANNUAL EXPENSE
RATIO 1.11%                           YEAR 9    YEAR 10
---------------------------------------------------------

 Cumulative Return Before Expenses      55.13%     62.89%
 Cumulative Return After Expenses       40.98%     46.47%
 End of Year Balance                $14,098.20 $14,646.62
 Estimated Annual Expenses          $   153.56 $   159.53
---------------------------------------------------------

CLASS A--ANNUAL EXPENSE RATIO 1.11%   YEAR 9    YEAR 10
---------------------------------------------------------

 Cumulative Return Before Expenses      55.13%     62.89%
 Cumulative Return After Expenses       40.98%     46.47%
 End of Year Balance                $14,098.20 $14,646.62
 Estimated Annual Expenses          $   153.56 $   159.53
---------------------------------------------------------

CLASS B--ANNUAL EXPENSE RATIO 1.86%   YEAR 9    YEAR 10
---------------------------------------------------------

 Cumulative Return Before Expenses      55.13%     62.89%
 Cumulative Return After Expenses       33.04%     38.22%
 End of Year Balance                $13,304.26 $13,821.80
 Estimated Annual Expenses          $   144.91 $   150.55
---------------------------------------------------------

CLASS C--ANNUAL EXPENSE RATIO 1.86%   YEAR 9    YEAR 10
---------------------------------------------------------

 Cumulative Return Before Expenses      55.13%     62.89%
 Cumulative Return After Expenses       32.08%     36.23%
 End of Year Balance                $13,208.22 $13,622.95
 Estimated Annual Expenses          $   241.93 $   249.53
---------------------------------------------------------

CLASS R--ANNUAL EXPENSE RATIO 1.36%   YEAR 9    YEAR 10
---------------------------------------------------------

 Cumulative Return Before Expenses      55.13%     62.89%
 Cumulative Return After Expenses       37.96%     42.98%
 End of Year Balance                $13,795.79 $14,297.96
 Estimated Annual Expenses          $   184.33 $   191.04
---------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at (http://www.aiminvestments.com). To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:

 ------------------------------------------------------------------------------
                              APPROXIMATE DATE OF       INFORMATION REMAINS
  INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 ------------------------------------------------------------------------------
 Top ten holdings as of
 month end                  15 days after month end   Until posting of the
                                                      following month's top
                                                      ten holdings
 ------------------------------------------------------------------------------
 Complete portfolio
 holdings as of calendar
 quarter end                30 days after calendar
                            quarter end               For one year
 ------------------------------------------------------------------------------
A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at (http://www.aiminvestments.com).

                               AIM DYNAMICS FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; (v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and (vi) that the defendants breached their fiduciary duties by failing to ensure that the funds participated in class action settlements in which they were eligible to participate.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended July 31, 2005, the advisor received compensation of 0.51% of average daily net assets.
  A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended July 31, 2005.

PORTFOLIO MANAGERS
The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

... Paul J. Rasplicka (lead manager), Senior Portfolio Manager, has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

... Karl Farmer, Portfolio Manager, has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.

  The portfolio managers are assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http//www.aiminvestments.com). The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                               AIM DYNAMICS FUND

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES
Purchases of Class A shares of AIM Dynamics Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                               AIM DYNAMICS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.
  The fund's Class R shares commenced operations on October 25, 2005 and, therefore, financial information for such shares is not available.

                                                                   ----------------------------------

                                                                   ----------------------------------
                                                                         2005              2004
                                                                   ----------        ----------
Net asset value, beginning of period                               $    14.19        $    12.81
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.07)/(a)/       (0.11)/(a)/
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        3.59              1.49
------------------------------------------------------------------------------------------------------
    Total from investment operations                                     3.52              1.38
------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --                --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    17.71        $    14.19
------------------------------------------------------------------------------------------------------
Total return/(c)/                                                       24.81%            10.77%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,984,687        $2,992,578
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.15%/(d)/        1.19%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.16%/(d)/        1.29%
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.44)%/(d)/      (0.78)%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    87%               95%
------------------------------------------------------------------------------------------------------

                                                                      INVESTOR CLASS
                                                                   ---------------------------------------------
                                                                   YEAR ENDED JULY 31,
                                                                   ---------------------------------------------
                                                                         2003             2002              2001
                                                                   ----------       ----------       ----------
Net asset value, beginning of period                               $    10.81       $    17.23       $    27.86
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.00)/(b)/      (0.00)/(b)/      (0.12)/(a)(b)/
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        2.00            (6.40)          (10.43)
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     2.00            (6.40)          (10.55)
------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                 --            (0.02)           (0.08)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $    12.81       $    10.81       $    17.23
------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                       18.50%          (37.17)%         (37.94)%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $3,863,821       $3,688,213       $6,562,467
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.21%            1.21%            1.00%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.46%            1.23%            1.00%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (0.78)%          (0.86)%          (0.49)%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    91%              81%              55%
------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.14), and $(0.06) for the year ended July 31, 2003, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(d)/Ratios are based on average daily net assets of $2,404,496,829.

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------


                                                                                             CLASS A
                                                                   ----------------------------------------------------
                                                                                                             MARCH 28, 2002
                                                                                                              (DATE SALES
                                                                              YEAR ENDED JULY 31,            COMMENCED) TO
                                                                   -----------------------------------          JULY 31,
                                                                        2005          2004          2003          2002
                                                                   -------        -------       ------       --------------
Net asset value, beginning of period                               $ 14.21        $ 12.84       $10.82          $ 15.30
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)/(a)/    (0.13)/(a)/  (0.09)/(b)/      (0.03)/(a)/
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     3.58           1.50         2.11            (4.45)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  3.50           1.37         2.02            (4.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 17.71        $ 14.21       $12.84          $ 10.82
------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                    24.63%         10.67%       18.56%          (29.22)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $15,895        $12,692       $6,108          $ 2,006
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.24%/(d)/     1.30%        1.24%            1.11%/(e)/
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.25%/(d)/     1.31%        1.24%            1.11%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (0.53)%/(d)/   (0.89)%      (0.81)%          (0.76)%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                            87%            95%          91%              81%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.18) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $14,421,408.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------

                                                                            CLASS B
                                                   --------------------------------------------------
                                                                                           MARCH 28, 2002
                                                                                            (DATE SALES
                                                             YEAR ENDED JULY 31,           COMMENCED) TO
                                                   ---------------------------------          JULY 31,
                                                       2005          2004         2003          2002
                                                   ------        ------       ------       --------------
Net asset value, beginning of period               $13.94        $12.69       $10.78          $ 15.30
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       (0.18)/(a)/   (0.22)/(a)/  (0.08)/(b)/      (0.06)/(a)/
------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                   3.51          1.47         1.99            (4.46)
------------------------------------------------------------------------------------------------------------
   Total from investment operations                  3.33          1.25         1.91            (4.52)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.27        $13.94       $12.69          $ 10.78
------------------------------------------------------------------------------------------------------------
Total return/(c)/                                   23.89%         9.85%       17.72%          (29.54)%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $2,908        $2,282       $1,409          $   390
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements      1.90%/(d)/    1.95%        1.96%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements   1.91%/(d)/    2.26%        2.52%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                         (1.19)%/(d)/  (1.54)%      (1.53)%          (1.71)%/(e)/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                           87%           95%          91%              81%
------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.17) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $2,637,924.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                               AIM DYNAMICS FUND

--------------------------------------------------------------------------------

                                                                                                  CLASS C
                                                                   -------------------------------------------------------
                                                                                            YEAR ENDED JULY 31,
                                                                   -------------------------------------------------------
                                                                       2005          2004          2003          2002
                                                                   ------        -------       -------       -------
Net asset value, beginning of period                               $13.67        $ 12.44       $ 10.60       $ 17.04
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.18)/(a)/    (0.22)/(a)/   (0.18)/(b)/   (0.25)/(b)/
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    3.44           1.45          2.02         (6.17)
---------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 3.26           1.23          1.84         (6.42)
---------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                             --             --            --         (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $16.93        $ 13.67       $ 12.44       $ 10.60
---------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                   23.85%          9.89%        17.47%       (37.76)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $9,081        $11,287       $13,537       $13,440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.90%/(d)/     1.95%         1.96%         1.96%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.91%/(d)/     2.67%         3.05%         2.16%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.19)%/(d)/   (1.54)%       (1.54)%       (1.59)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                87%            95%           91%           81%
---------------------------------------------------------------------------------------------------------------------------

                                                                   --------

                                                                   --------
                                                                       2001
                                                                   -------
Net asset value, beginning of period                               $ 27.78
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.06)/(b)/
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)   (10.60)
--------------------------------------------------------------------------------
    Total from investment operations                                (10.66)
--------------------------------------------------------------------------------
Less distributions from net realized gains                           (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 17.04
--------------------------------------------------------------------------------
Total return/(c)/                                                   (38.45)%
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $28,887
--------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.86%
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.86%
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (1.34)%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 55%
--------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27), $(0.38), and $(0.10) for the year ended July 31, 2003, 2002, and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
/(d)/Ratios are based on average daily net assets of $9,799,764.

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS
Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A/1/        CLASS A3          CLASS B/4/         CLASS C           CLASS R           INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
... Initial sales   . No initial      . No initial       . No initial      . No initial      . No initial
  charge            sales charge      sales charge       sales charge      sales charge      sales charge

... Reduced or      . No contingent   . Contingent       . Contingent      . Generally, no   . No contingent
  waived initial    deferred sales    deferred sales     deferred sales    contingent        deferred sales
  sales             charge            charge on          charge on         deferred sales    charge
  charge for                          redemptions        redemptions       charge/2/
  certain                             within six         within one
  purchases/2/                        years              year/7/

... Generally,      . 12b-1 fee of    . 12b-1 fee of     . 12b-1 fee of    . 12b-1 fee of    . 12b-1 fee of
  lower             0.35%             1.00%              1.00%             0.50%             0.25%/3/
  distribution
  and service
  (12b-1) fee
  than Class B,
  Class C, Class
  K or Class R
  shares (See
  "Fee Table and
  Expense
  Example")/3/

                  . Does not        . Converts to      . Does not        . Does not        . Does not
                    convert to        Class A shares     convert to        convert to        convert to
                    Class A shares    at the end of      Class A shares    Class A shares    Class A shares
                                      the month
                                      which is eight
                                      years after
                                      the date on
                                      which shares
                                      were purchased
                                      along with a
                                      pro rata
                                      portion of its
                                      reinvested
                                      dividends and
                                      distributions/5/

... Generally more  . Available only  . Purchase         . Generally more  . Generally,      . Closed to new
  appropriate       for a limited     orders limited     appropriate       only available    investors,
  for long-term     number of funds   to amount less     for short-term    to employee       except as
  investors                           than $             investors         benefit           described in
                                      100,000/6/       . Purchase          plans/9/          the
                                                         orders limited                      "Purchasing
                                                         to amount less                      Shares --
                                                         than                                Grandfathered
                                                         $1,000,000/8/                       Investors"
                                                                                             section of
                                                                                             your prospectus
------------------------------------------------------------------------------------------------------------

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details.

/1/ As of the close of business on October 30, 2002, Class A shares of AIM
    Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/ A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.
  AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

   MCF--10/05                               A-1

                                 THE AIM FUNDS

/6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.
/8/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/9/ Generally, Class R shares are only available to employee benefit plans.
    These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase
    Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

DISTRIBUTION AND SERVICE (12B-1) FEES
Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES
Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.
  Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $   25,000        5.50%        5.82%
$ 25,000 but less than $   50,000      5.25         5.54
$ 50,000 but less than $  100,000      4.75         4.99
$100,000 but less than $  250,000      3.75         3.90
$250,000 but less than $  500,000      3.00         3.09
$500,000 but less than $1,000,000      2.00         2.04
-----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $   50,000        4.75%        4.99%
$ 50,000 but less than $  100,000      4.00         4.17
$100,000 but less than $  250,000      3.75         3.90
$250,000 but less than $  500,000      2.50         2.56
$500,000 but less than $1,000,000      2.00         2.04
-----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $  100,000        1.00%        1.01%
$100,000 but less than $  250,000      0.75         0.76
$250,000 but less than $1,000,000      0.50         0.50
-----------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $  100,000        2.50%        2.56%
$100,000 but less than $  250,000      2.00         2.04
$250,000 but less than $  500,000      1.50         1.52
$500,000 but less than $1,000,000      1.25         1.27
-----------------------------------------------------------

                                  A-2                               MCF--10/05

                                 THE AIM FUNDS


SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.
  You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.
  You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
  If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month,
1% CDSC.
  Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE         CLASS B CLASS C
-------------------------------------
First                   5%      1%
Second                   4     None
Third                    3     None
Fourth                   3     None
Fifth                    2     None
Sixth                    1     None
Seventh and following  None    None
-------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS
You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.
  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, or R) and investments in the AIM College Savings Plan/SM/ for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

                                MCF--10/05 A-3

                                 THE AIM FUNDS


LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

... on shares purchased by reinvesting dividends and distributions;

... when exchanging shares among certain funds;

... when shares are purchased in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc.; or

... when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

... if you redeem Class B shares you held for more than six years;

... if you redeem Class C shares you held for more than one year;

... if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

... if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

... if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, or Class R shares held through such plan that would otherwise be subject to a CDSC;

... if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, or Class R shares held through such plan that would otherwise be subject to a CDSC;

... if you are a participant in a qualified retirement plan and redeem Class A, Class C, or Class R shares in order to fund a distribution;

... if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

... if you redeem shares to pay account fees;

... for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

... if you redeem shares acquired through reinvestment of dividends and distributions; and

... on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS
The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.
  ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.
  ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on

                                  A-4 MCF--10/05

                                 THE AIM FUNDS

these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.
  ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.
  You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.
  AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
  The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

... The money market funds are offered to investors as cash management vehicles.
  Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

... One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

... The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

... Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

  The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING
The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

                                MCF--10/05 A-5

                                 THE AIM FUNDS

  The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES
If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.
  The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.
  Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.
  The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.
  For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
  See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                  A-6 MCF--10/05

                                 THE AIM FUNDS


PURCHASING SHARES
If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT
There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                      INITIAL                                        ADDITIONAL
TYPE OF ACCOUNT                                                     INVESTMENTS                                      INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401, 403 and             0 ($25 per fund investment for salary     $25
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                                 deferrals from Employer-Sponsored
                                                                                 Retirement Plans)
Systematic Purchase Plan                                                      50                                          50
IRA, Roth IRA or Coverdell ESA                                               250                                          25
All other accounts                                                         1,000                                          50

ADI has the discretion to accept orders for lesser amounts.
--------------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial Advisor    Contact your financial         Same
                               advisor.

By Mail                        Mail completed account         Mail your check and the
                               application and check to the   remittance slip from your
                               transfer agent, AIM            confirmation statement to the
                               Investment Services, Inc.,     transfer agent.
                               P.O. Box 4739, Houston, TX
                               77210-4739.

By Wire                        Mail completed account         Call the transfer agent to
                               application to the transfer    receive a reference number.
                               agent. Call the transfer       Then, use the wire
                               agent at (800) 959-4246 to     instructions at left.
                               receive a reference number.
                               Then, use the following wire
                               instructions:

                               Beneficiary Bank ABA/Routing
                               #: 02100021
                               Beneficiary Account Number:
                               00100366807
                               Beneficiary Account Name: AIM
                               Investment Services, Inc.

                               RFB: Fund Name, Reference #
                               OBI: Your Name, Account #

By Telephone                   Open your account using one    Select the AIM Bank
                               of the methods described       Connection/SM/ option on your
                               above.                         completed account application
                                                              or complete an AIM Bank
                                                              Connection form. Mail the
                                                              application or form to the
                                                              transfer agent. Once the
                                                              transfer agent has received
                                                              the form, call the transfer
                                                              agent to place your purchase
                                                              order.

                                                              Call the AIM 24-hour
                                                              Automated Investor Line at
                                                              1-800-246-5463. You may place
                                                              your order after you have
                                                              provided the bank
                                                              instructions that will be
                                                              requested.

By Internet                    Open your account using one    Access your account at
                               of the methods described       www.aiminvestments.com. The
                               above.                         proper bank instructions must
                                                              have been provided on your
                                                              account. You may not purchase
                                                              shares in retirement accounts
                                                              on the internet.
--------------------------------------------------------------------------------------------


                                MCF--10/05 A-7

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS
Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.
  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                  A-8 MCF--10/05

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE
You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

              AIM Asia Pacific Growth
              Fund                       AIM Global Value Fund
              AIM Developing Markets
              Fund                       AIM High Yield Fund
              AIM European Growth Fund   AIM International Core
                                         Equity Fund
                                         AIM International Growth
              AIM European Small Company Fund
              Fund
              AIM Global Aggressive      AIM International Small
              Growth Fund                Company Fund
              AIM Global Equity Fund     AIM S&P 500 Index Fund
              AIM Global Growth Fund     AIM Trimark Fund
              AIM Global Real Estate
              Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.
  The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.
  Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.
  The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.
  Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

                                MCF--10/05 A-9

                                 THE AIM FUNDS

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

       SHARES
      INITIALLY             SHARES HELD              CDSC APPLICABLE UPON
      PURCHASED          AFTER AN EXCHANGE           REDEMPTION OF SHARES
      ---------          -----------------       -----------------------------
  .Class A shares   .Class A shares of Category  .1% if shares are redeemed
   of Category I     I or II Fund or AIM Short    within 18 months of initial
   or II Fund or     Term Bond Fund               purchase of Category I or
   AIM Short        .Class A shares of Category   II Fund or AIM Short Term
   Term Bond         III Fund/2/                  Bond Fund shares
   Fund             .AIM Cash Reserve Shares
                     of AIM Money Market Fund

  .Class A shares   .Class A shares of Category  .1% if shares are redeemed
   of Category III   I or II Fund or AIM Short    within 18 months of initial
   Fund/1/           Term Bond Fund               purchase of Category III
                                                  Fund shares

  .Class A shares   .Class A shares of Category  .No CDSC
   of Category III   III Fund/2/
   Fund/1/          .Class A shares of AIM Tax-
                     Exempt Cash Fund
                    .AIM Cash Reserve Shares
                     of AIM Money Market

/1 /As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2 /Beginning on February 17, 2003, Class A shares of a Category I, II or III
   Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
----------------------------------------------------------------------------------------

Through a Financial Advisor Contact your financial advisor, including your retirement plan or program sponsor.

By Mail                     Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners
                            /trustees; (2) the name of the fund and your account
                            number; (3) if the transfer agent does not hold your
                            shares, endorsed share certificates or share certificates
                            accompanied by an executed stock power; and (4) signature
                            guarantees, if necessary (see below). The transfer agent
                            may require that you provide additional information, such
                            as corporate resolutions or powers of attorney, if
                            applicable. If you are redeeming from an IRA account, you
                            must include a statement of whether or not you are at least
                            59 1/2 years old and whether you wish to have federal
                            income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your
                            employer for details.

By Telephone                Call the transfer agent at 1-800-959-4246 or our AIM
                            24-hour Automated Investor Line at 1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are
                            to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or
                            transferred electronically to a pre-authorized checking
                            account; (2) you do not hold physical share certificates;
                            (3) you can provide proper identification information;
                            (4) the proceeds of the redemption do not exceed $250,000;
                            and (5) you have not previously declined the telephone
                            redemption privilege. Certain retirement accounts and
                            403(b) plans, may not be redeemed by telephone. For funds
                            other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer
                            agent must receive your call during the hours of the
                            customary trading session of the New York Stock Exchange
                            (NYSE) in order to effect the redemption at that day's
                            closing price. For Premier Portfolio, Premier Tax-Exempt
                            Portfolio and Premier U.S. Government Money Portfolio, the
                            transfer agent must receive your call before the last net
                            asset value determination on a business day in order to
                            effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by
                            telephone. Redemptions from other types of retirement
                            accounts may be requested in writing.

By Internet                 Place your redemption request at www.aiminvestments.com.
                            You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide
                            proper identification information; (3) the proceeds of the redemption do not exceed $ 250,000; and (4) you have
                            already provided proper bank information. AIM prototype
                            retirement accounts may not be redeemed on the internet.
                            For funds other than Premier Portfolio, Premier Tax-Exempt
                            Portfolio and Premier U.S. Government Money Portfolio, the
                            transfer agent must confirm your transaction during the
                            hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For
                            Premier Portfolio, Premier Tax-Exempt Portfolio and Premier
                            U.S. Government Money Portfolio, the transfer agent must
                            confirm your transaction before the last net asset value
                            determination on a business day in order to effect the
                            redemption at that day's closing price.
----------------------------------------------------------------------------------------

                                 A-10 MCF--10/05

                                 THE AIM FUNDS


TIMING AND METHOD OF PAYMENT
We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND
Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS
If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.
  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
  You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

                               MCF--10/05 A-11

                                 THE AIM FUNDS

PERMITTED EXCHANGES
Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                                       EXCHANGE TO
-----------------------------------------------------------------------------------------------------------------------------
Class A                 Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
                        .Class A Shares of AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-
                         Free Intermediate Fund cannot be exchanged for Class A3 Shares of those funds.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------------
Class A                 Class B, C, P, R or Institutional Class Shares.
-----------------------------------------------------------------------------------------------------------------------------
Class A3                Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
                         cannot be exchanged for Class A Shares of those funds.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------------
Class A3                Class B, C, P, R or Institutional Class Shares.
-----------------------------------------------------------------------------------------------------------------------------
Class B                 Class B. Exceptions are:
                        .Class B Shares of other funds cannot be exchanged for Class B Shares of AIM Floating Rate
                         Fund.
-----------------------------------------------------------------------------------------------------------------------------
Class B                 Class A, A3, C, P, R, AIM Cash Reserve Shares, Institutional or Investor Class Shares.
-----------------------------------------------------------------------------------------------------------------------------
Class C                 Class C. Exceptions are:
                        .Class C shares of other funds cannot be exchanged for Class C shares of AIM Floating Rate Fund.
-----------------------------------------------------------------------------------------------------------------------------
Class C                 Class A, A3, B, P, R, AIM Cash Reserve Shares, Institutional or Investor Class shares.
-----------------------------------------------------------------------------------------------------------------------------
Class R                 Class R
-----------------------------------------------------------------------------------------------------------------------------
Class R                 Class A, A3, B, C, P, AIM Cash Reserve Shares, Institutional or Investor Class shares.
-----------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares Class A, A3, B, C, R, or Investor Class shares. Exceptions are:
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
                        .Shares to be exchanged for Class B, C or R shares must not have been acquired by exchange from Class A shares of any fund.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares Class P or Institutional Class shares.
-----------------------------------------------------------------------------------------------------------------------------
Institutional Class     Institutional Class
-----------------------------------------------------------------------------------------------------------------------------
Institutional Class     Class A, A3, B, C, P, R, AIM Cash Reserve Shares or Investor Class shares.
-----------------------------------------------------------------------------------------------------------------------------
Investor Class          A, A3, or Investor Class. Exceptions are:
                        .Investor Class shares cannot be exchanged for Class A shares of any fund which offers Investor
                         Class shares.
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
-----------------------------------------------------------------------------------------------------------------------------
Investor Class          Class B, C, P, R, AIM Cash Reserve Shares or Institutional Class shares.
-----------------------------------------------------------------------------------------------------------------------------
Class P                 Class A, A3, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
-----------------------------------------------------------------------------------------------------------------------------
Class P                 Class B, C, R, Institutional or Investor Class shares.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                            EXCHANGE TO                                              ALLOWED PROHIBITED
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:                                X
...Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
...Class A Shares of AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-
 Free Intermediate Fund cannot be exchanged for Class A3 Shares of those funds.
...Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------
Class B, C, P, R or Institutional Class Shares.                                                           X
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:                                X
...Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
 cannot be exchanged for Class A Shares of those funds.
...Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------
Class B, C, P, R or Institutional Class Shares.                                                           X
-----------------------------------------------------------------------------------------------------------------------
Class B. Exceptions are:                                                                                X
...Class B Shares of other funds cannot be exchanged for Class B Shares of AIM Floating Rate
 Fund.
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, C, P, R, AIM Cash Reserve Shares, Institutional or Investor Class Shares.                    X
-----------------------------------------------------------------------------------------------------------------------
Class C. Exceptions are:                                                                                X
...Class C shares of other funds cannot be exchanged for Class C shares of AIM Floating Rate Fund.
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, B, P, R, AIM Cash Reserve Shares, Institutional or Investor Class shares.                    X
-----------------------------------------------------------------------------------------------------------------------
Class R                                                                                                 X
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, P, AIM Cash Reserve Shares, Institutional or Investor Class shares.                    X
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, R, or Investor Class shares. Exceptions are:                                         X
...Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
...Shares to be exchanged for Class B, C or R shares must not have been acquired by exchange from Class A shares of any fund.
...Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-----------------------------------------------------------------------------------------------------------------------
Class P or Institutional Class shares.                                                                    X
-----------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                                     X
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, P, R, AIM Cash Reserve Shares or Investor Class shares.                                X
-----------------------------------------------------------------------------------------------------------------------
A, A3, or Investor Class. Exceptions are:                                                               X
...Investor Class shares cannot be exchanged for Class A shares of any fund which offers Investor
 Class shares.
...Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
-----------------------------------------------------------------------------------------------------------------------
Class B, C, P, R, AIM Cash Reserve Shares or Institutional Class shares.                                  X
-----------------------------------------------------------------------------------------------------------------------
Class A, A3, or AIM Cash Reserve Shares. Exceptions are:                                                X
...Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
-----------------------------------------------------------------------------------------------------------------------
Class B, C, R, Institutional or Investor Class shares.                                                    X
-----------------------------------------------------------------------------------------------------------------------

                                 A-12 MCF--10/05

                                 THE AIM FUNDS


  You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for
   (a) Class A shares of another fund;
   (b) AIM Cash Reserve Shares of AIM Money Market Fund; or
   (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for
   (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
   (b) Class A shares of another Fund, but only if
      (i) you acquired the original shares before May 1, 1994; or
     (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for
   (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
      (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
     (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for
   (a) AIM Cash Reserve Shares of AIM Money Market Fund; or
   (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED
For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS
The following conditions apply to all exchanges:

... Shares of the fund you wish to acquire must be available for sale in your state of residence;

... Exchanges must be made between accounts with identical registration information;

... The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

... Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

... If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

                               MCF--10/05 A-13

                                 THE AIM FUNDS


TERMS OF EXCHANGE
Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL
If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE
Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET
You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES
If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.


 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
...  REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
...  MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
...  REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
   SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
...  SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
   PROSPECTUS.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
  Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
  Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
  AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.
  Specific types of securities are valued as follows:
  Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.
  Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain

                                 A-14 MCF--10/05

                                 THE AIM FUNDS

foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
  Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
  Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.
  Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  Futures and Options: Futures and options are valued on the basis of market quotations, if available.
  Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
  Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS
For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.
  For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
  For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.
  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                               MCF--10/05 A-15

                                 THE AIM FUNDS


TAXES
In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.
  Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.
  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.
  The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                 A-16 MCF--10/05

Obtaining Additional Information
--------------------------------------------------------------------------------



More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or

                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual
                                  or semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Dynamics Fund
  SEC 1940 Act file number: 811-1474

                               [LOGO]

AIMinvestments.com I-DYN-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                                    APPENDIX III

AIM DYNAMICS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY

Stocks, as measured by leading domestic market indexes, rallied near the midpoint and toward the end of the fiscal year. These trends helped your Fund post impressive, double-digit gains for the period--the first full year that the new management team has been responsible for the Fund.

     Your Fund outperformed the large-cap oriented S&P 500 Index by a wide margin, as mid-cap stocks outperformed their large-cap counterparts significantly, during the period. However, we slightly underperformed the Russell Midcap Growth Index as our information technology and industrials holdings generally underperformed those of the benchmark.

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 7/31/04-7/31/05, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                            24.63%

Class B Shares                            23.89

Class C Shares                            23.92

Class K Shares                            24.50

Investor Class Shares                     24.81

S&P 500 Index (Broad Market Index)        14.04

Russell Midcap Growth Index
(Style-specific Index)                    25.65

Lipper Mid-Cap Growth Fund Index
(Peer Group Index)                        22.17

SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------

     The Fund's long-term performance can be found on Pages 6 and 7.

--------------------------------------------------------------------------------

HOW WE INVEST

We select stocks based on analysis of individual companies, focusing on mid-cap growth companies that are favorably priced relative to the rest of the market.

     Our investment process involves:

- identifying companies with sustainable revenue and earnings growth and low stock prices relative to their projected growth rates

- applying fundamental research, including financial statement analysis, to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams

- using a variety of valuation techniques to determine target buy prices and a stock's valuation upside and downside potential

     The resulting portfolio contains both "core holdings," industry leaders serving growing, non-cyclical markets (markets relatively insensitive to economic conditions) whose performance tends to remain constant regardless of economic conditions; and "earnings-acceleration" holdings driven by near-term catalysts such as new products or improved processes that may lead to rapid sales or earnings growth.

     We strive to control volatility and risk by diversifying Fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights within the portfolio.

     We consider selling a stock if:

- a company's fundamentals deteriorate

- a stock's price reaches our valuation target

- a company moves into the large capitalization range

- we find a more attractive investment option

MARKET CONDITIONS AND YOUR FUND

Solid economic growth and impressive corporate earnings generally outweighed concerns about rising oil prices and interest rates. Two strong market rallies helped most major stock indexes and your Fund post impressive gains for the fiscal year.

     At the close of the period, the portfolio was about equally divided between core holdings and earnings-acceleration stocks. Our core holdings provided some downside protection during periods of market volatility while our earnings-acceleration stocks boosted performance during the two market rallies.

     The Fund also benefited from its focus on mid-cap stocks, which outperformed large- and small-cap stocks over the reporting period.

     Every stock market sector registered positive
                                                                     (CONTINUED)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
By sector
            [PIE CHART]                   TOP 5 INDUSTRIES*                               TOP 10 EQUITY HOLDINGS*
Industrials                       8.4%    1. Health Care Equipment                6.0%    1.  Hilton Hotels Corp.             1.7%
Materials                         5.1%    2. Semiconductors                       4.8     2.  Polo Ralph Lauren Corp.         1.6
Telecommunication Services        3.6%    3. Application Software                 4.8     3.  Starwood Hotels
Consumer Staples                  2.0%    4. Wireless Telecommunication Services  3.6         & Resorts Worldwide, Inc.       1.5
Money Market Funds Plus                   5. Oil & Gas Equipment & Services       3.4     4.  Office Depot, Inc.              1.4
Other Assets Less Liabilities     1.3%                                                    5.  Williams Cos., Inc. (The)       1.4
Consumer Discretionary           23.2%    TOTAL NET ASSETS               $2.0 billion     6.  Station Casinos, Inc.           1.4
Information Technology           20.3%                                                    7.  Alliance Data Systems Corp.     1.3
Health Care                      16.1%    TOTAL NUMBER OF HOLDINGS*               109     8.  Pulte Homes, Inc.               1.3
Energy                           10.2%                                                    9.  Kohl's Corp.                    1.3
Financials                        9.8%                                                   10. Coach, Inc.                      1.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
--------------------------------------------------------------------------------
                                       3

AIM DYNAMICS FUND

returns for the portfolio. Changes in the Fund's sector weightings over the year largely reflected our stock selection process, which is based upon our analysis of individual companies in the context of our expectations of future economic and market trends. For example, we increased the Fund's holdings in consumer discretionary, as we found companies in this sector which benefited from healthy consumer spending despite the rising cost of oil. A stock in this sector that enhanced performance was Abercrombie & Fitch, an upscale casual clothing chain. The company's management team has reversed several years of declining comparable store sales. Additionally, the company has used its cash flow to create new business opportunities and has bought back its stock, benefiting shareholders.

     While the Fund's information technology stocks collectively posted gains, we reduced our holdings in this sector, as we were concerned about lackluster business spending for

    EVERY STOCK MARKET SECTOR REGISTERED POSITIVE RETURNS FOR THE PORTFOLIO.

technology upgrades. One tech stock that we eliminated from the portfolio was Avaya, which produces communication equipment and software. The stock faltered on concerns that corporations may be slower to deploy the company's voice over Internet protocol (VoIP) products than originally expected. VoIP technology allows users to make phone calls without incurring typical analog telephone charges, such as for long-distance calls, and also allows the flexibility of connecting from virtually any location.

     However, another information technology stock, VeriSign, was our top-performing holding for the year. The company, which provides infrastructure services for Internet and telecommunications networks, reported a 74% increase in revenue for the quarter ended June 30, 2005, compared to the same period for the previous year. The company has also expanded its product line through a series of acquisitions.

     While the Fund's industrials stocks collectively posted gains, we underperformed the Russell Midcap Growth Index in this sector, largely because of our commercial services holdings, which were negatively affected by uneven economic growth. Examples of holdings that faltered include staffing company Manpower and uniform services company Cintas, both of which we sold.

     Health care also performed well for the Fund as demand for medical services and products tends to remain constant regardless of economic conditions. We shifted our emphasis in this sector to health care equipment stocks, which tend to be more stable, away from pharmaceuticals, which have performed poorly in recent months, and biotechnology, which tends to be more volatile. One of the stocks we sold was Eyetech Pharmaceuticals, which was a key detractor from Fund performance. Eyetech is a biopharmaceutical company that specializes in the development and marketing of novel therapeutics to treat eye diseases. Its stock declined after the company announced it did not expect to be profitable in 2005 and concerns were raised about increased competition.

IN CLOSING
We remain committed to our investment process of focusing on the stocks of mid-cap companies with growing earnings. We believe our strategy has the potential to provide investors with attractive returns over the long term, and the Fund's performance over the fiscal year demonstrated this potential. While we are pleased to have provided strong returns for our shareholders for the reporting period, we encourage you to maintain a long-term perspective. We thank you for your commitment to AIM Dynamics Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

          See important Fund and index disclosures inside front cover.
--------------------------------------------------------------------------------
[RASPLICKA PHOTO]

PAUL J. RASPLICKA, Chartered Financial Analyst and Senior Portfolio Manager, is lead manager of AIM Dynamics Fund. Mr. Rasplicka began his investment career in 1982. A native of Denver, Mr. Rasplicka is a magna cum laude graduate of the University of Colorado at Boulder with a B.S. in business administration. He received an M.B.A. from the University of Chicago. He is also a Chartered Investment Counselor.

[FARMER PHOTO]

KARL FARMER, Chartered Financial Analyst, is co-manager of AIM Dynamics Fund. He spent six years as a pension actuary, focusing on retirement plans and other benefit programs, prior to joining AIM in July of 1998. He earned a B.S. in economics from Texas A&M University, graduating magna cum laude. He subsequently earned his M.B.A. in finance from The Wharton School at the University of Pennsylvania.

Assisted by the Mid-Cap Growth/GARP (Growth at a Reasonable Price) Team

--------------------------------------------------------------------------------
                             [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 6 AND
7.

                               AIM DYNAMICS FUND,
                         A PORTFOLIO OF AIM STOCK FUNDS
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 959-4246

                            AIM MID CAP GROWTH FUND,
                         A PORTFOLIO OF AIM EQUITY FUNDS
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 959-4246



                       STATEMENT OF ADDITIONAL INFORMATION

 (February 28, 2006 Special Meeting of Shareholders of AIM Mid Cap Growth Fund)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated January ___, 2006 of AIM Dynamics Fund for use in connection with the Special Meeting of Shareholders of AIM Mid Cap Growth Fund to be held on February 28, 2006. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1 800-959-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for AIM Stock Funds dated October 25, 2005, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is January ___, 2006.

                                TABLE OF CONTENTS

THE TRUST.........................................................................................................S-3

DESCRIPTION OF PERMITTED INVESTMENTS..............................................................................S-3

TRUSTEES AND OFFICERS OF THE TRUST................................................................................S-3

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................S-3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.....................................S-3

PORTFOLIO TRANSACTIONS............................................................................................S-3

DESCRIPTION OF SHARES.............................................................................................S-3

DETERMINATION OF NET ASSET VALUE..................................................................................S-4

TAXES.............................................................................................................S-4

PERFORMANCE DATA..................................................................................................S-4

FINANCIAL INFORMATION.............................................................................................S-4



Appendix I    -  Statement of Additional Information of the Trust
Appendix II   -  Audited Financial Statements of AIM Mid Cap Growth Fund
                 (10/31/04)
Appendix III  -  Unaudited Financial Statements of AIM Mid Cap Growth Fund
                 (4/30/05)

THE TRUST

This Statement of Additional Information relates to AIM Stock Funds (the "Trust") and its investment portfolio, AIM Dynamics Fund (the "Fund"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Investments, Policies and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Funds" in the Trust's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Fund, the principal holders of shares of the Fund and the ownership by officers and trustees of the Fund, see heading "Control Persons and Principal Holders of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Management of the Funds" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM Dynamics Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM Mid Cap Growth Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix II.

The unaudited financial statements of AIM Mid Cap Growth Fund are set forth as Appendix III.

                                                                      APPENDIX I

                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                        Supplement dated October 25, 2005
        to the Statement of Additional Information dated October 25, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                                AIM STOCK FUNDS
                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                (713) 626-1919

                                ---------------

This Statement of Additional Information relates to the Investor Class,
Class A, Class B, Class C, Class R and Institutional Class shares, as applicable, of each portfolio (each a "Fund," collectively the "Funds") of AIM Stock Funds listed below. This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Investor Class, Class A, Class B, Class C, Class R and Institutional Class shares, as applicable, of the Funds listed below. You may obtain a copy of any Prospectus for any Fund listed below from an authorized dealer or by writing to:

                         AIM Investment Services, Inc.
                                 P.O. Box 4739
                           Houston, Texas 77210-4739
                         or by calling (800) 959-4246

This Statement of Additional Information dated October 25, 2005, relates to the Investor Class, Class A, Class B, Class C, Class R and Institutional Class shares, as applicable, of the following Prospectuses:

                        FUND                     DATED
                 AIM Dynamics Fund          October 25, 2005
              AIM Small Company Growth
                        Fund                October 25, 2005
               AIM S&P 500 Index Fund       October 25, 2005

                               TABLE OF CONTENTS

General Information About the Trust                                                          1
Investments, Policies and Risks                                                              4
Investment Restrictions                                                                     23
Management of the Funds                                                                     28
Trustees and Officers of the Trust                                                          33
Code of Ethics                                                                              37
Proxy Voting Policies and Procedures                                                        38
Control Persons and Principal Holders of Securities                                         38
Distribution of Securities                                                                  38
Purchase, Redemption and Pricing of Shares                                                  44
Other Service Providers                                                                     67
Brokerage Allocation and Other Practices                                                    68
Tax Consequences of Owning Shares of a Fund                                                 74
Performance                                                                                 77
Pending Litigation                                                                          83
APPENDICES:
Ratings of Debt Securities                                                                 A-1
Examples of Persons to Whom AIM Provides Non-Public Portfolio Holdings on an Ongoing Basis B-1
Portfolio Managers                                                                         C-1
Trustees and Officers                                                                      D-1
Trustee Compensation Table                                                                 E-1
Proxy Policies and Procedures                                                              F-1
Control Persons and Principal Holders of Securities                                        G-1
Regulatory Inquiries and Pending Litigation                                                H-1
Financial Statements                                                                        FS

                      GENERAL INFORMATION ABOUT THE TRUST

AIM Stock Funds (the "Trust") was organized as a Delaware statutory trust on July 29, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of AIM Stock Funds, Inc. ("the Company") was redomesticated as a new series of the Trust on November 25, 2003. The Company was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for period prior to July 1, 1993 related to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Trust as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust. On November 30, 2002, the Company assumed all of the assets and liabilities of the INVESCO Mid Cap Growth Fund, a series of INVESCO Counselor Series Funds, Inc. On October 1, 2003, the Company changed its name to AIM Stock Funds, Inc. On October 15, 2004 INVESCO Dynamics Fund, INVESCO Small Company Growth Fund and INVESCO S&P 500 Index Fund changed their names to AIM Dynamics Fund, AIM Small Company Growth Fund and AIM S&P 500 Index Fund, respectively.

The Trust is an open-end, diversified, management investment company currently consisting of three portfolios of investments: AIM Dynamics Fund, AIM Small Company Growth Fund and AIM S&P 500 Index Fund. Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005 (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") has no obligation to take the needs of the Funds' investment advisor, A I M Advisors, Inc. ("AIM" or the "Advisor") or the owners of the AIM S&P 500 Index Fund into consideration in determining, composing, or calculating the Standard & Poor's Composite Stock Price Index ("Index"). S&P is not responsible for and has not participated in the determination of the prices and amount of AIM S&P 500 Index Fund or the timing of the issuance or sale of AIM S&P 500 Index Fund or in the determination or calculation of the equation by which AIM S&P 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of AIM S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the Index Fund or any other person or entity from the use of the Index or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor and A I M Distributors, Inc. ("AIM Distributors"). AIM S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P and it makes no representation regarding the advisability of investing in AIM S&P 500 Index Fund.

SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of each Fund.

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

Each Fund offers separate classes of shares as follows:

                               Investor                                 Institutional
FUND                            Class   Class A Class B Class C Class R     Class
----                           --------------------------------------------
AIM Dynamics Fund*                X        X       X       X       X          X
AIM Small Company Growth Fund*    X        X       X       X       X          X
AIM S&P 500 Index Fund            X                                           X

--------
* The Fund previously offered Class K shares. Class K shares were converted to Class A shares at the close of business on October 21, 2005.

The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

        .   banks and trust companies acting in a fiduciary or similar capacity;

        .   bank and trust company common and collective trust funds;

        .   banks and trust companies investing for their own account;

        . entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

        .   retirement plans;

        . platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

        .   proprietary asset allocation funds.

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, conversion features, if any, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on each class of shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of beneficial interest without seeking the approval of shareholders.

Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, ("1940 Act") requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Agreement and Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

                        INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs and EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Board. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. AIM will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and S&P ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Small Company Growth Fund may invest up to 25% and 5%, respectively, of their respective portfolios in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower-grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by the Advisor to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least B by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, AIM attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

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The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, Eurodollar CDs and banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Sector Risk -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS (All Funds, except S&P 500 Index Fund) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- The Funds, except the S&P 500 Index Fund, may invest up to 25% of their assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipt are not subject to this limitation. Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

General. AIM and/or the sub-advisor for AIM S&P 500 Index Fund, INVESCO Institutional (N.A.), Inc. (the "Sub-advisor") may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, AIM and/or the Sub-advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If AIM and/or the Sub-advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlying security and the purchase of put options can serve as a hedge against a price decline of the underlying security. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If AIM and/or the Sub-advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If AIM and/or Sub-advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and received from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an

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instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, AIM and/or the Sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

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Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor and/or sub-advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if AIM anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as AIM anticipates. There is no assurance that AIM's and/or the Sub-advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

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Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors, and Collars. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the- counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund's investment advisor, AIM (the "AIM Funds"). A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by AIM and its affiliates (pursuant to an exemptive order dated June 9, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions: (i) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) and a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. AIM will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a

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mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Government National Mortgage Association (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

Federal National Mortgage Association (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Collateralized Mortgage Obligations (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Real Estate Investment Trusts--To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or "REPOs" on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by AIM. AIM and the applicable sub-advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Board has given AIM the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

LENDING PORTFOLIO SECURITIES -- The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

A fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly, or in the event of a default by the borrower. The Fund could also experience delays and cost in gaining access to the collateral.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as GNMA Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor and the applicable sub-advisors are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR -- The Funds may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

                            INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

   1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

   2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

   3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

   4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

   5. issue senior securities, except as permitted under the 1940 Act;

   6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

   7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

   8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

   9. each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AIM or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

Each of AIM Dynamics Fund's and AIM Small Company Growth Fund's investment objective is long-term capital growth. AIM S&P 500 Index Fund's investment objective is price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index. Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

   A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

   B. The Fund may borrow money only from a bank or from an open-end management investment company managed by AIM or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

   C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

   E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

   F. A Fund may not acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, with respect to a Fund that may invest in municipal securities, the following non-fundamental policy applies, which may be changed without shareholder approval:

   Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

   The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

   PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com/1/:

                             APPROXIMATE DATE OF       INFORMATION REMAINS
       INFORMATION             WEBSITE POSTING          POSTED ON WEBSITE
       -----------             ---------------          -----------------
 Top ten holdings as of    15 days after month end   Until replaced with the
 month end                                           following month's top
                                                     ten holdings
 Select holdings included  29 days after calendar    Until replaced with the
 in the Fund's Quarterly   quarter end               following quarter's
 Performance Update                                  Quarterly Performance
                                                     Update
--------
/1/ To locate the Fund's portfolio holdings information on www.aiminvestments.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund's portfolio holdings are located in the upper right side of this website page.

 Complete portfolio        30 days after calendar    For one year
 holdings as of calendar   quarter end
 quarter end
 Complete portfolio        60-70 days after fiscal   For one year
 holdings as of fiscal     quarter end
 quarter end

   These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

   SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

   The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliated brought to the Board's attention by AIM.

   AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     .   Attorneys and accountants;

     .   Securities lending agents;

     .   Lenders to the AIM Funds;

     .   Rating and rankings agencies;

     .   Persons assisting in the voting of proxies;

     .   AIM Funds' custodians;

     . The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     . Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     .   Financial printers;

     . Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and

     . Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

   The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

   DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

   From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

   From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

   DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

   DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

   AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR AND SUB-ADVISOR

AIM is the investment advisor for each Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional" or "Sub-Advisor") is the sub-advisor for the S&P 500 Index Fund. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("IFG") served as the investment advisor for each series portfolio of the Company.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at 1166 Avenue of the Americas, 27/th/ Floor, New York City, New York 10036, is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Funds.

AIM, AIM Management and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $373 billion in assets under management as of June 30, 2005.

INVESTMENT ADVISORY AGREEMENT

As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM and the investment sub-advisory services of INVESCO Institutional are not exclusive and AIM and INVESCO Institutional are free to render investment advisory services to others, including other investment companies.

AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Master Investment Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year:

                                       ANNUAL RATE/NET ASSET PER  MAXIMUM ADVISORY FEE RATE  MAXIMUM ADVISORY FEE RATES
              FUND NAME                   ADVISORY AGREEMENT        AFTER JANUARY 1, 2005       COMMITTED UNTIL DATE
              ---------                ----------------------------------------------------------------------------

AIM Dynamics Fund                                                 N/A                        N/A
                                       0.60% of first $350 M
                                       0.55% of next $350 M
                                       0.50% of next $1.3 B
                                       0.45% of next $2 B
                                       0.40% of next $2 B
                                       0.375% of next $2 B
                                       0.35% of amount over $8 B

AIM Small Company Growth Fund          0.75% of first $350 M      0.745% of the first $250 M N/A
                                       0.65% of next $350 M       0.73% of the next $250 M
                                       0.55% of next $1.3 B       0.715% of the next $500 M
                                       0.45% of next $2 B         0.70% of the next $1.5 B
                                       0.40% of next $2 B         0.685% of the next $2.5 B
                                       0.375% of next $2 B        0.67% of the next $2.5 B
                                       0.35% of amount over $8 B  0.655% of the next $2.5B
                                                                  0.64% of amount over $10
                                                                    B

AIM S&P 500 Index Fund                                            0.25% of the first $250 M  N/A
                                       0.25% of average daily net 0.24% of the next $250 M
                                       assets                     0.23%of the next $500 M
                                                                  0.22% of the next $1.5 B
                                                                  0.21% of the next $2.5 B
                                                                  0.20% of the next $2.5 B
                                                                  0.19% of the next $2.5 B
                                                                  0.18% of amount over $10
                                                                    B

The management fees payable by each Fund, the amounts waived by AIM and/or IFG, as applicable, and the net fees paid by each Fund for the fiscal years ended July 31, 2005 and 2004 are as follows:

    FUND NAME                    2005                               2004
    ---------     -------------------------------------------------------------------
                  MANAGEMENT  MANAGEMENT    NET      MANAGEMENT  MANAGEMENT    NET
                     FEE         FEE     MANAGEMENT     FEE         FEE     MANAGEMENT
                   PAYABLE     WAIVERS    FEE PAID    PAYABLE     WAIVERS    FEE PAID
        -         -----------------------------------------------------------
AIM Dynamics Fund $12,589,288  $26,054   $12,563,234 $19,123,794  $91,277   $19,032,517
AIM Small Company
  Growth Fund.... $ 3,721,889  $10,627   $ 3,711,262 $ 6,172,816  $19,069   $ 6,153,747
AIM S&P 500 Index
  Fund........... $   585,188        0   $   585,188 $   579,943  $56,448   $   523,495

The advisory agreement will expire, unless renewed, on or before June 30, 2006.

Prior to November 25, 2003, IFG served as investment advisor to the Funds. During the period ended July 31, 2003, each Fund paid IFG advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that a Fund's fees were not in excess of the expense limitations shown, which were voluntarily agreed to by the Company and IFG. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                ADVISORY FEE TOTAL EXPENSE  TOTAL EXPENSE
                                  DOLLARS    REIMBURSEMENTS  LIMITATIONS
                                -------------------------------------
      INVESTOR CLASS
      Dynamics Fund
      Year Ended July 31, 2003  $17,508,225    $8,960,691       1.20%

      SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2003  $ 5,237,882    $1,319,448       1.50%

      S&P 500 INDEX FUND
      Year Ended July 31, 2003  $   384,023    $  613,602       0.65%

      INSTITUTIONAL CLASS
      Dynamics Fund
      Year Ended July 31, 2003  $   133,676    $        0       0.95%

      S&P 500 INDEX FUND
      Year Ended July 31, 2003  $     3,313    $   24,137       0.35%

      CLASS A
      DYNAMICS FUND
      Year Ended July 31, 2003  $    31,256    $        0       1.30%/1/

      SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2003  $    24,755    $        0       1.60%/2/

      CLASS B
      DYNAMICS FUND
      Year Ended July 31, 2003  $     3,953    $    4,432       1.95%/3/

      SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2003  $     1,459    $    3,770       2.25%/4/

      CLASS C
      DYNAMICS FUND
      Year Ended July 31, 2003  $    77,150    $  169,045       1.95%

      SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2003  $    26,467    $   49,264       2.25%

                                ADVISORY FEE TOTAL EXPENSE  TOTAL EXPENSE
                                  DOLLARS    REIMBURSEMENTS  LIMITATIONS
                                -------------------------------------
      CLASS K
      DYNAMICS FUND
      Year Ended July 31, 2003    $203,595     $   82,626       1.40%

      SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2003    $483,257     $1,020,674       1.70%

--------
/1/  Effective August 1, 2002, the Total Expense Limitation was changed to
     1.30%.
/2/  Effective August 1, 2002, the Total Expense Limitation was changed to
     1.60%.
/3/  Effective August 1, 2002, the Total Expense Limitation was changed to
     1.95%.
/4/  Effective August 1, 2002, the Total Expense Limitation was changed to
     2.25%.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

AIM has voluntarily agreed to waive a portion of advisory fees payable by the Funds. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "INVESTMENTS, POLICIES AND RISKS
- -Investment Company Securities."

AIM has contractually agreed through July 31, 2006, to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from each Fund's day-to-day operations), or items designated as such by each Fund's Board; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares to the extent necessary to limit the total operating expenses as follows:

                            FUND              EXPENSE LIMITATION
                            ----              ------------------
               AIM Dynamics Fund and
               AIM Small Company Growth Fund
                   Investor Class Shares            1.90%
                   Class A Shares                   1.90%
                   Class B Shares                   2.65%
                   Class C Shares                   2.65%
                   Class R Shares                   2.15%
                   Institutional Class Shares       1.65%
               AIM S&P 500 Index Fund
                   Investor Class Shares            0.60%
                   Institutional Class Shares       0.35%

Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan;
(c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities;
(e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

THE SUB-ADVISORY AGREEMENT

AIM has entered into a Master Sub-Advisory Contract with INVESCO Institutional to provide investment sub-advisory services to the AIM S&P 500 Index Fund.

INVESCO Institutional is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). INVESCO Institutional provides investment supervisory services on both discretionary and non-discretionary bases to pension and profit sharing plans, endowments and educational institutions, investment companies, insurance companies, and individuals and personal holding companies.

For the services to be rendered by INVESCO Institutional under its Master Sub-Advisory Contract, AIM will pay to INVESCO Institutional a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. On an annual basis, the sub-advisory fee is equal to 40% of AIM's compensation of the sub-advised assets per year.

PORTFOLIO MANAGERS

Appendix C contains the following information regarding the portfolio managers identified in each Fund's prospectus:

...   The dollar range of the manager's investments in each Fund.

...   A description of the manager's compensation structure.

...   Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

ADMINISTRATIVE SERVICES AGREEMENT

AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Master Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

ADMINISTRATIVE SERVICES FEES

The Funds paid AIM and/or IFG* , as applicable, the following amounts for administrative services for the last three fiscal years ended July 31.

                   FUND NAME           2005      2004       2003
                   ---------         --------------------------
            AIM Dynamics Fund        $519,635 $1,698,325 $1,653,465
            AIM Small Company Growth  159,834    419,774    396,494
            AIM S&P 500 Index Fund     63,837    109,879     79,720

*  IFG served as administrator of the Funds prior to August 12, 2003.

                      TRUSTEES AND OFFICERS OF THE TRUST

BOARD OF TRUSTEES

The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix D.

The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee.

The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis, Raymond Stickel, Jr. and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance;
(ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors;
(iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended July 31, 2005, the Audit Committee held eight meetings.

The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and IFG; (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended July 31, 2005, the Compliance Committee met six times.

The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board;
(iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2005, the Governance Committee held eight meetings.

Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Soll, Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the Fund Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended July 31, 2005, the Investments Committee held nine meetings.

The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, Mark Williamson (Chair) and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities;
(ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM"s internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended July 31, 2005, the Valuation Committee met two times.

The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden (Vice Chair), Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended July 31, 2005, the Special Market Timing Litigation Committee held three meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Fund's and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix D.

COMPENSATION

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix E.

RETIREMENT PLAN FOR TRUSTEES

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

DEFERRED COMPENSATION AGREEMENTS

Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge.
AIM Distributors permits such purchases because there is a reduced sales effort involving sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

                                CODE OF ETHICS

AIM, the Trust, AIM Distributors and INVESCO Institutional (the sub-advisor to AIM S&P 500 Index Fund) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

                     PROXY VOTING POLICIES AND PROCEDURES

The Board has with respect to the AIM Dynamics Fund and AIM Small Company Growth Fund delegated responsibility for decisions regarding proxy voting for securities held by the AIM Dynamics Fund and AIM Small Company Growth Fund, to the Funds' investment advisor and with respect to the AIM S&P 500 Index Fund, to INVESCO Institutional. AIM and INVESCO Institutional will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix F.

Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.AIMinvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds' shares by beneficial or record owners of the Funds and by trustees and officers as a group is found in Appendix G. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTOR

The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of the shares of the Funds. AIM Distributors became the distributor of the Funds effective July 1, 2003. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and offices of the Trust are affiliated with AIM Distributors.

AIM Distributors bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any class of the Funds.

The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last two fiscal years ended July 31:

                                            2005             2004
                                      -------------------------------
                                       SALES   AMOUNT   SALES   AMOUNT
                                      CHARGES RETAINED CHARGES RETAINED
                                      ---------------------------
        AIM Dynamics Fund             $14,376  $4,005  $44,343  $8,292
        AIM Small Company Growth Fund  46,471   8,395   54,797   8,726
        AIM S&P 500 Index Fund            N/A     N/A      N/A     N/A

The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C, and Class K shareholders and retained by AIM Distributors for the last two fiscal periods or years ended July 31:

                                                 2005   2004
                                                -----------
                  AIM Dynamics Fund             $2,962 $1,252
                  AIM Small Company Growth Fund  2,823    495
                  AIM S&P 500 Index Fund           N/A    N/A

INVESTOR CLASS. The Trust has adopted a reimbursement-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of AIM Dynamics Fund and AIM Small Company Growth Fund (the "Reimbursement Investor Class Plan"). Under the Reimbursement Investor Class Plan, Investor Class shares of these Funds pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Reimbursement Investor Class Plan for the period, up to a maximum annual rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of these Funds' Investor Class shares to investors. Payments by a Fund under the Reimbursement Investor Class Plan, for any month, may be made to reimburse AIM Distributors for permissible activities engaged in and services provided.

The Trust has adopted a compensation-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of AIM S&P 500 Index Fund (the "Compensation Investor Class Plan"). Under the Compensation Investor Class Plan, Investor Class shares of this Fund will make monthly payments to AIM Distributors computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of AIM S&P 500 Index Fund's Investor Class shares to investors. Payments by AIM S&P 500 Index Fund under the Compensation Investor Class Plan, for any month, may be made to compensate AIM Distributors for permissible activities engaged in and services provided.

CLASS A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to AIM Distributors at an annual rate of 0.25% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares.

The Class A Plan is designed to compensate AIM Distributors, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by AIM Distributors to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of a Fund.

CLASS B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds, which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amount not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to AIM Distributors following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge
(CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares of a Fund.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to AIM Distributors under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, AIM Distributors will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where AIM Distributors grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by AIM Distributors to the financial intermediary immediately.

CLASS K. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to AIM Distributors at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

The Board has terminated the Class K Plan effective at the close of business on October 21, 2005.

CLASS R. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class R pursuant to Rule 12b-1 under the 1940 Act relating to Class R shares of the Funds (the "Class R Plan"). Under the Class R Plan, Class R shares of the Fund pay compensation monthly to AIM Distributors at an annual rate of 0.50% of average net assets attributable to Class R shares for the purpose of financing any activity which is primarily intended to result in the sale of Class R shares. The Class R Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund.

Of the aggregate amount payable under the Class R Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include AIM or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with AIM Distributors. Payments will be made by AIM Distributors to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with AIM Distributors, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Trust nor its investment advisor will give any preference to Banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to AIM Distributors, under the Investor Class, Class A, Class B, Class C, and, if applicable, Class K Plans during the fiscal year ended July 31, 2005, in the following amounts:

                               INVESTOR
FUND                            CLASS    CLASS A CLASS B CLASS C CLASS K  CLASS R
----                          -----------------------------------------
AIM Dynamics Fund             $6,004,216 $49,170 $26,379 $97,988 $ 77,194 N/A/1/
AIM Small Company Growth Fund $1,074,521 $41,427 $47,089 $26,101 $306,133 N/A/1/
AIM S&P 500 Index Fund/2/     $  569,759     N/A     N/A     N/A      N/A    N/A

--------
/1/  Commenced operations on October 25, 2005.
/2/  Classes A, B, C, K and R shares are not offered.

   An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended July 31, 2005 follows:

                                  PRINTING &          UNDERWRITERS   DEALERS
                      ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION PERSONNEL TRAVEL
                      -------------------------------------------------
AIM Dynamics Fund       $2,120       $ 66      $364         0        $39,333     $7,287      0
AIM Small Company
Growth Fund              1,381          0         0         0         33,143      6,903      0
AIM S&P Index Fund/1/      N/A        N/A       N/A       N/A            N/A          0    N/A


   An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended July 31, 2005 follows:

                              PRINTING &          UNDERWRITERS   DEALERS
                  ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION PERSONNEL TRAVEL
                  -------------------------------------------------
AIM Dynamics Fund       0          0         0      $19,784      $ 5,354     $1,241      0
AIM Small Company
  Growth Fund           0          0         0       35,316       10,051      1,722      0
AIM S&P 500 Index
  Fund/2/             N/A        N/A       N/A          N/A          N/A          0    N/A

   An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2005 follows:

                              PRINTING &          UNDERWRITERS   DEALERS
                  ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION PERSONNEL TRAVEL
                  -------------------------------------------------
AIM Dynamics Fund       0          0         0       $6,119      $90,248     $1,631      0
AIM Small Company
  Growth Fund           0          0         0        4,000       20,768      1,333      0
AIM S&P 500 Index
  Fund/3/             N/A        N/A       N/A          N/A          N/A        N/A    N/A

   An estimate by category of the allocation of actual fees paid by Class K shares of the Funds during the fiscal year ended July 31, 2005 follows:

                              PRINTING &          UNDERWRITERS   DEALERS
                  ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION PERSONNEL TRAVEL
                  --------------------------------------------------------------
AIM Dynamics Fund    $ 33           0      $ 13      $  224      $ 76,747    $  170    $  7
AIM Small Company
  Growth Fund....     450        $ 38        70       2,092       301,914     1,534      35
AIM S&P 500 Index
  Fund/4/........     N/A         N/A       N/A         N/A           N/A         0     N/A

   An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended July 31, 2005 follows:

                               PRINTING &          UNDERWRITERS   DEALERS
                   ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION PERSONNEL TRAVEL
                   --------------------------------------------------------------
AIM Dynamics Fund.      0          0         0          0        $6,004,216      0       0
AIM Small Company
  Growth Fund.....      0          0         0          0         1,074,521      0       0
AIM S&P Index Fund      0          0         0          0           569,759      0       0

/1/  Class A shares are not offered.
/2/  Class B shares are not offered.
/3/  Class C shares are not offered.
/4/  Class K shares are not offered.

The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to AIM Distributors with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, AIM Distributors or a Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to AIM Distributors shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with AIM Distributors. On a quarterly basis, the trustees review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Trust trustees and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of AIM Distributors or other companies affiliated with AIM Distributors. The benefits which the Trust believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

  . Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

  . The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

  . Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on AIM's revenues could allow AIM and its affiliated companies:

  . To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

  . To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

  . To acquire and retain talented employees who desire to be associated with a growing organization.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES -- If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment advisor, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

 AIM Advantage Health Sciences Fund     AIM Large Cap Growth Fund
 AIM Aggressive Growth Fund             AIM Leisure Fund
 AIM Asia Pacific Growth Fund           AIM Mid Cap Basic Value Fund
 AIM Basic Value Fund                   AIM Mid Cap Core Equity Fund
 AIM Blue Chip Fund                     AIM Mid Cap Growth Fund
 AIM Capital Development Fund           AIM Moderate Allocation Fund
 AIM Charter Fund                       AIM Moderate Growth Allocation Fund
 AIM Conservative Allocation Fund       AIM Moderately Conservative
                                        Allocation Fund
 AIM Constellation Fund                 AIM Multi-Sector Fund
 AIM Diversified Dividend Fund          AIM Opportunities I Fund
 AIM Dynamics Fund                      AIM Opportunities II Fund
 AIM Energy Fund                        AIM Opportunities III Fund
 AIM European Growth Fund               AIM Premier Equity Fund
 AIM European Small Company Fund        AIM Select Equity Fund
 AIM Financial Services Fund            AIM Small Cap Equity Fund
 AIM Global Real Estate Fund            AIM Small Cap Growth Fund
 AIM Global Value Fund                  AIM Small Company Growth Fund
 AIM Gold & Precious Metal Fund         AIM Technology Fund
 AIM Growth Allocation Fund             AIM Trimark Endeavor Fund
 AIM International Core Equity Fund     AIM Trimark Fund
 AIM International Growth Fund          AIM Trimark Small Companies Fund
 AIM International Small Company Fund   AIM Utilities Fund
 AIM Large Cap Basic Value Fund         AIM Weingarten Fund

                                                                       Dealer
                                           Investor's Sales Charge   Concession
                                           -----------------------  -------------
                                               As a         As a        As a
                                            Percentage   Percentage  Percentage
                                           of the Public of the Net of the Public
                                             Offering      Amount     Offering
Amount of Investment in Single Transaction     Price      Invested      Price
---------------------------------------------------------------------------
    Less than $ 25,000                         5.50%        5.82%       4.75%
    $ 25,000 but less than $ 50,000            5.25         5.54        4.50
    $ 50,000 but less than $ 100,000           4.75         4.99        4.00
    $100,000 but less than $ 250,000           3.75         3.90        3.00
    $250,000 but less than $ 500,000           3.00         3.09        2.50
    $500,000 but less than $1,000,000          2.00         2.04        1.60

CATEGORY II FUNDS

 AIM Basic Balanced Fund*               AIM High Income Municipal Fund
 AIM Developing Markets Fund*           AIM High Yield Fund
 AIM Global Aggressive Growth Fund*     AIM Income Fund
 AIM Global Equity Fund*                AIM Intermediate Government Fund
 AIM Global Growth Fund*                AIM Municipal Bond Fund
 AIM Global Health Care Fund*           AIM Real Estate Fund*
                                        AIM Total Return Bond Fund

* Effective November 1, 2005, the fund's front-end sales charge paid on purchases of Class A shares will be the same as the front-end sales charge paid on purchases of Class A shares of AIM's Category I Funds.

                                                                       Dealer
                                            Investor's Sales Charge  Concession
                                            -----------------------  ----------
                                               As a
                                            Percentage     As a         As a
                                              of the    Percentage   Percentage
                                              Public    of the Net  of the Public
                                             Offering     Amount      Offering
 Amount of Investment in Single Transaction   Price      Invested       Price
 ---------------------------------------------------  ----------  -------------
     Less than $ 50,000                        4.75%       4.99%        4.00%
     $ 50,000 but less than $ 100,000          4.00        4.17         3.25
     $100,000 but less than $ 250,000          3.75        3.90         3.00
     $250,000 but less than $ 500,000          2.50        2.56         2.00
     $500,000 but less than $1,000,000         2.00        2.04         1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                       Dealer
                                             Investor's Sales Charge Concession
                                             --------------------------------
                                                                        As a
                                                As a         As a    Percentage
                                             Percentage   Percentage     of
                                             ofthePublic  of the Net thePublic
                                              Offering      Amount    Offering
  Amount of Investment in Single Transaction    Price      Invested    Price
  ----------------------------------------------------  -------------------
      Less than $ 100,000                       1.00%        1.01%      0.75%
      $100,000 but less than $ 250,000          0.75         0.76       0.50
      $250,000 but less than $1,000,000         0.50         0.50       0.40

   AIM SHORT TERM BOND FUND

                                                                       Dealer
                                           Investor's Sales Charge   Concession
                                           -----------------------   ----------
                                               As a         As a        As a
                                            Percentage   Percentage  Percentage
                                           of the Public of the Net of the Public
                                             Offering      Amount     Offering
Amount of Investment in Single Transaction     Price      Invested      Price
---------------------------------------------------------------------------
    Less than $ 100,000                        2.50         2.56        2.00
    $100,000 but less than $ 250,000           2.00         2.04        1.50
    $250,000 but less than $ 500,000           1.50         1.52        1.25
    $500,000 but less than $1,000,000          1.25         1.27        1.00

Beginning on October 31, 2003 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Fund and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares by investors who were Class K shareholders of record on October 21, 2005 are not subject to a CDSC.

AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                             PERCENT OF PURCHASES

          1% of the first $2 million
          plus 0.80% of the next $1 million
          plus 0.50% of the next $17 million
          plus 0.25% of amounts in excess of $20 million

If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through
October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund,
AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                              PERCENT OF PURCHASE

          0.50% of the first $20 million
          plus 0.25% of amounts in excess of $20 million

This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

A "new investment" means a purchase paid for with money that does not represent
(i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

As used herein, the terms below shall be defined as follows:

     . "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

     .   "Spouse" is the person to whom one is legally married under state law;

     . "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

     . "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

     .   "Parent" is a person's biological or adoptive mother or father;

     . "Step-child" is the child of one's Spouse by a previous marriage or relationship;

     .   "Step-parent" is the Spouse of a Child's Parent; and

     . "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

     . an Individual (including his or her spouse or domestic partner, and children);

     . a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

     . a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

     . a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

          a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.

The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

Calculating the Initial Sales Charge

  . Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

  . It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

  . The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

  . Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

  . Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

  . Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

  . If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

  . The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

  . By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

  . To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

  . If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  . Shareholders of AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule, and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Canceling the LOI

  . If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

  . If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Other Persons Eligible for the LOI Privilege

The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

LOIs and Contingent Deferred Sales Charges

All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of
AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of
AIM Floating Rate Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     .   AIM Management and its affiliates, or their clients;

     . Any current or retired officer, director or employee (and members of their Immediate Family) of AIM Management, its affiliates or The
         AIM Family of Funds,(R) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     . Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     . Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

     .   Purchases through approved fee-based programs;

     . Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

          a. a plan's initial investment is at least $1 million;

          b. there are at least 100 employees eligible to participate in the plan; or

          c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

          d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

          e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     . Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     . Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     . Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     . A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     . Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     . Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     . Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     .   Shareholders of Investor Class shares of an AIM Fund;

     .   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code;

     .   Insurance company separate accounts;

     . Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares.

     . Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

          a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

          b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

          c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

     . Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

     . Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     .   the reinvestment of dividends and distributions from a Fund;

     . exchanges of shares of certain Funds as more fully described in the Prospectus; or

     . the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc. ("AIS"); or

     .   a merger, consolidation or acquisition of assets of a Fund.

PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. ADI Affiliates do not make an independent assessment of the cost of providing such services.

In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), transfer agent, registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial

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advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)

The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

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Purchases of Class B Shares

Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Class K Shares

Class K shares converted to Class A shares at the close of business on October 21, 2005. If AIM Distributors paid a concession at the time of sale to the dealer of record, the Class K shares were subject to a 0.70% CDSC at the time of redemption if all retirement plan assets were redeemed within one year from the date of the retirement plan's initial purchase. This CDSC will continue to apply if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

Payments With Regard to Class K Shares

For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, AIM Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares' Rule 12b-1 plan fees; and (ii) 0.20% from AIM Distributors' own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.

Purchases of Class R Shares

Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

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                        PERCENT OF CUMULATIVE PURCHASES

          0.75% of the first $5 million
          plus 0.50% of amounts in excess of $5 million

With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to

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redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances,

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upon the redemption of Class or Class R shares. See the Prospectus for additional information regarding CDSCs.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund, or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

     . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

     . Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

     . Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

     . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

     .   Redemptions from private foundations or endowment funds;

     . Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

     . Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund or AIM Short Term Bond Fund shares;

     . Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

     . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

     . Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

     . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within

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         18 months of the original purchase of the exchanged Category I or II
         Funds or AIM Short Term Bond Fund shares;

     . Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

     . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

     . Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

     . Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

     . Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

     . Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

     . Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

     . Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of
         Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

     . Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

     . Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

     . Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

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     .   Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     .   Certain distributions from individual retirement accounts,
         Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from
         (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and
         (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

     . Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

     . Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

     .   Investment account(s) of AIM.

CDSCs will not apply to the following redemptions of Class C shares:

     . A total or partial redemption of shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

     . A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

     . Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

     . Redemptions of Class C shares of AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS R SHARES AND FORMER CLASS K SHAREHOLDERS THAT ACQUIRED CLASS A SHARES

CDSCs will not apply to redemptions of Class A shares acquired as a result of conversion of Class K shares into Class A shares where the retirement plan's dealer of record notified the distributor prior to the time of purchase that the dealer waived the upfront payment otherwise payable to him.

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CDSCs will not apply to the following redemptions of Class R shares:

     . A total or partial redemption of shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

     . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has

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the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

The following formula may be used to determine the public offering price per Class A share of an investor's investment:

   Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering
Price.

For example, at the close of business on July 29, 2005, AIM Dynamics Fund - Class A shares had a net asset value per share of $17.71. The offering price, assuming an initial sales charge of 5.50%, therefore was $18.74.

Shares of the Institutional Class are offered at net asset value.

Calculation of Net Asset Value

Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of

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the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each equity security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on

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business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

       1.   the investor fails to furnish a correct TIN to the Fund;
       2.   the IRS notifies the Fund that the investor furnished an incorrect
            TIN;
       3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);
       4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
       5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject

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to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                            OTHER SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas, 77002 as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.

CUSTODIAN

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts, 02110, is the custodian of all securities and cash of the Funds. JPMorgan Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

TRANSFER AGENT

AIS, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent.

The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain servicesrelated to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries.

For servicing accounts holding Class A, A3, B, C, P, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay AIS a fee at an annual rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the

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rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. In addition, all fees payable by AIS or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by AIS if the accounts serviced by such intermediaries were serviced by AIS directly. For more information regarding such payments to intermediaries, see the discussion under "Administrative and Processing Support Payments" below.

For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, all fees payable by AIS or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust (including a limitation on the amount of any fee payable to an intermediary of 0.10% of the average net assets held in accounts serviced by such intermediary). These payments are made in consideration of services that would otherwise be provided by AIS if the accounts serviced by such intermediaries were serviced by AIS directly. For more information regarding such payments to intermediaries, see the discussion under, "Administrative and Processing Support Payments," below.

LEGAL COUNSEL

Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.

Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

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COMMISSIONS

During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. AIM will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.

AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

    1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital Management, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the

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       equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

    2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

       This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

    3. Some of the common investment models used to manage various Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

     .   proprietary research created by the Broker executing the trade, and
     . other products created by third parties that are supplied to AIM through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out"

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a portion of a transaction to another Broker. The Broker to which AIM has
"stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

  . Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

  . Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

  . Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

  . Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

  . Fundamental/Industry Analysis - industry specific fundamental investment research.

  . Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

  . Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

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AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

   During the last fiscal year ended July 31, 2005, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                           RELATED
                                                          BROKERAGE
                      FUND              TRANSACTIONS/1/ COMMISSIONS/1/
                      ----              --------------  -------------
          AIM Dynamics Fund             $3,755,941,784   $12,557,597
          AIM Small Company Growth Fund  1,186,023,513     4,797,835
          AIM S&P 500 Index Fund                   -0-           -0-
/1/ Amount is inclusive of commissions paid to and brokerage transactions placed with certain brokers that provide execution, research and other services.

REGULAR BROKERS

During the last fiscal year ended July 31, 2005, AIM Dynamics Fund and AIM S&P 500 Index Fund held securities issued by the following companies, which are "regular" brokers or dealers of AIM Fund:

                   FUND/ISSUER                  SECURITY   MARKET VALUE
                   -----------                -----------------------
        AIM Dynamics Fund
           Legg Mason                         Common Stock $23,673,262
        AIM S&P 500 Index Fund
           Bear Stearns Cos. Inc. (The)       Common Stock $   238,018
           Goldman Sachs Group, Inc. (The)    Common Stock     973,661
           Lehman Brothers Holdings Inc.      Common Stock     596,508
           Merrill Lynch & Co., Inc.          Common Stock   1,139,921
           Morgan Stanley                     Common Stock   1,192,299
           State Street Corp.                 Common Stock     337,685

Neither AIM nor any affiliate of AIM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM or any person affiliated with AIM or the Funds and any broker or dealer that executes transactions for the Funds.

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ALLOCATION OF PORTFOLIO TRANSACTIONS

AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

ALLOCATION OF EQUITY INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity IPOs. Purchases of equity IPOs by one AIM Fund or other account may also be considered for purchase by one or more other AIM Funds or accounts. AIM shall combine indications of interest for equity IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, AIM shall allocate such transactions in accordance with the following procedures:

AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular equity IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. AIM will allocate equity securities issued in IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.

INVESCO Institutional allocates equity IPOs on a pro rata basis based on account size or in such other manner believed by INVESCO Institutional to be fair and equitable.

BROKERAGE COMMISSIONS

The aggregate dollar amount of brokerage commissions paid by each Fund for the periods outlined in the table below were:

Brokerage commissions paid by each of the Funds listed below during the last three fiscal years ended were as follows:

                  AIM DYNAMICS FUND
                     Year Ended July 31, 2005      $ 6,235,697
                     Year Ended July 31, 2004      $13,546,519
                     Year Ended July 31, 2003      $16,200,916
                  AIM SMALL COMPANY GROWTH FUND
                     Year Ended July 31, 2005      $ 4,501,385
                     Year Ended July 31, 2004      $ 5,782,343
                     Year Ended July 31, 2003      $ 9,754,435
                  AIM S&P 500 INDEX FUND
                     Year Ended July 31, 2005      $     5,515
                     Year Ended July 31, 2004      $        37
                     Year Ended July 31, 2003      $    29,063

                  TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes
(i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock or securities and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

Each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or collectively, in the securities of certain publicly traded partnerships.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders and will be eligible for treatment as qualifying dividend income in the case of individuals and other noncorporate shareholders.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. All dividends and other distributions, to the extent of a Fund's earnings and profits, are taxable, whether such dividends and distributions are reinvested in additional shares or paid in cash. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by a Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of a Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by a Fund will be qualifying dividend income.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is generally considered short-term, while holding a security for more than one year will generate a long-term gain or loss. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Such dividends are not eligible for the dividends-received deduction. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

After the end of each fiscal year, each Fund sends information to shareholders regarding the amount and character of dividends paid during the year.

If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. Accordingly, if shares of a Fund are purchased shortly before a distribution, a portion of the purchase price of the shares may then be returned to the shareholder as a taxable dividend.

A fund's daily NAV reflects ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, a fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the fund will be increased to the extent such distributions are reinvested in the fund. If you sell your shares of a fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead the loss will be deferred to a later date.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. In certain cases, a fund may make an election to treat such gain or loss as capital gain or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

The transfer agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the transfer agent will be computed using the single-category average cost method, although neither the transfer agent nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt-interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification, for income tax purposes, as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Regulations issued thereunder as in effect on October 10, 2005.

                                  PERFORMANCE

To keep shareholders and potential investors informed, AIM will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1.00%--5.00% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1.00% CDSC may be charged on redemptions of Class C shares held twelve months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise S&P 500 Index Fund's "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for S&P 500 Index Fund for the 30 days ended July 31, 2005 was:

                                        INVESTOR INSTITUTIONAL
                 FUND                   CLASS    CLASS
                 ----                   --------------------
                 AIM S&P 500 Index Fund   1.23%      1.55%

The tax equivalent yield for the AIM S&P 500 Index Fund as of July 31, 2005, assuming a 35% tax rate, is % for Institutional Class and % for Investor Class.

More information about the Funds' recent and historical performance is contained in each Fund's Annual Report to Shareholders. You can get a free copy by calling or writing to AIS using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2005 was:

                                                                                            10 YEAR OR
FUND AND CLASS                                                            1 YEAR 5 YEAR   SINCE INCEPTION
--------------                                                            -----------   ---------------
INVESTOR CLASS
AIM Dynamics Fund
   Average Annual Total Returns (including sales load)                    24.81%  -8.57%        8.60%
   Cumulative Return (including sales load)                               24.81% -36.12%      128.26%
   Average Annual Total Return...........................................
   (after taxes on distributions and included sales load)................ 24.81%  -8.59%        6.81%
   Average Annual Total Return                                            16.12%  -7.08%        6.40%%
   (after taxes on distributions and sales of fund shares and included sales load)
AIM Small Company Growth Fund
   Average Annual Total Returns (including sales load)                    26.22%  -5.28%        8.61%
   Cumulative Return (including sales load)                               26.22% -23.77%      128.30%
   Average Annual Total Return                                            26.22%  -5.70%        6.31%
   (after taxes on distributions and included sales load)
   Average Annual Total Return                                            17.04%  -4.64%%       6.07%%
   (after taxes on distributions and sales of fund shares and included sales load)

                                                                                           10 YEAR OR
FUND AND CLASS                                                            1 YEAR 5 YEAR  SINCE INCEPTION
--------------                                                            -----------  ---------------
AIM S&P 500 Index Fund
   Average Annual Total Returns (including sales load)                    13.38%  -2.11%       4.80%/1/
   Cumulative Return (including sales load)                               13.38% -10.11%      42.80%/1/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 12.96%  -2.43%       4.41%/1/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                             8.81%  -1.93%       3.96%/1/
INSTITUTIONAL CLASS
AIM Dynamics Fund
   Average Annual Total Returns (including sales load)                    25.47%  -8.20%      -5.44%/2/
   Cumulative Return (including sales load)                                           -
                                                                          25.47%  34.81%     -25.20%/2/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 25.47%  -8.22%      -5.46%/2/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            16.55%  -6.78%      -4.54%/2/
AIM S&P 500 Index Fund
   Average Annual Total Returns (including sales load)                    13.70%  -2.00%       4.79%/1/
   Cumulative Return (including sales load)                               13.70%  -9.59%      42.78%/1/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 13.20%  -2.49%       4.21%/1/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                             9.05%  -1.93%       3.84%/1/
AIM Small Company Growth Fund
   Average Annual Total Returns (including sales load)                      N/A     N/A        2.23%/3/
   Cumulative Return (including sales load)                                 N/A     N/A        2.23%/3/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                   N/A     N/A        2.23%/3/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                              N/A     N/A        1.45%/3/

                                                                                          10 YEAR OR
FUND AND CLASS                                                            1 YEAR 5 YEAR SINCE INCEPTION
--------------                                                            -------------------------
CLASS A - (INCLUDING FRONT-END SALES CHARGE)
AIM Dynamics Fund
   Average Annual Total Returns (including sales load)                    17.75%  N/A         2.72%/4/
   Cumulative Return (including sales load)                               17.75%  N/A         9.39%/4/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 17.75%  N/A         2.72%/4/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            11.54%  N/A         2.32%/4/
AIM Small Company Growth Fund
   Average Annual Total Returns (including sales load)                    19.19%  N/A         3.22%/4/
   Cumulative Return (including sales load)                               19.19%  N/A        11.18%/4/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 19.19%  N/A         3.22%/4/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            12.47%  N/A         2.75%/4/
CLASS B--(INCLUDING CDSC)
AIM Dynamics Fund
   Average Annual Total Returns (including sales load)                    18.89%  N/A         2.86%/4/
   Cumulative Return (including sales load)                               18.89%  N/A         9.88%/4/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 18.89%  N/A         2.86%/4/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            12.28%  N/A         2.44%/4/
AIM Small Company Growth Fund
   Average Annual Total Returns (including sales load)                    20.36%  N/A         3.48%/4/
   Cumulative Return (including sales load)                               20.36%  N/A        12.11%/4/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 20.36%  N/A         3.48%/4/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            13.24%  N/A         2.97%/4/

                                                                                           10 YEAR OR
FUND AND CLASS                                                            1 YEAR 5 YEAR  SINCE INCEPTION
--------------                                                            -----------  ---------------
CLASS C - (INCLUDING CDSC)
AIM Dynamics Fund
   Average Annual Total Returns (including sales load)                    22.92%  -9.33%      -8.86%/5/
   Cumulative Return (including sales load)                               22.92% -38.72%     -39.74%/5/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 22.92%  -9.35%      -8.88%/5/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            14.90%  -7.68%      -7.27%/5/
AIM Small Company Growth Fund
   Average Annual Total Returns (including sales load)                    24.41%  -6.39%      -7.89%/5/
   Cumulative Return (including sales load)                               24.41% -28.11%     -36.14%/5/
   Average Annual Total Return
   (after taxes on distributions and included sales load)                 24.41%  -6.81%      -8.26%/5/
   Average Annual Total Return
   (after taxes on distributions and sales of fund shares and included
   sales load)                                                            15.86%  -5.53%      -6.69%/5/
CLASS R/6/                                                                  N/A     N/A         N/A

/1/  Since inception December 23, 1997.
/2/  Since inception May 22, 2000.
/3/  Commenced operations on July 13, 2005. Returns are cumulative.
/4/  Since inception March 28, 2002.
/5/  Since inception February 14, 2000.
/6/ Class R shares of AIM Dynamics Fund and AIM Small Company Growth Fund commenced operations on October 25, 2005.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                          P(1 + T)(POWER OF n) = ERV

where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
       ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:
After taxes on distributions:

                     P(1 + T)(POWER OF n) = ATV(BASE OF D)

where: P = a hypothetical initial payment of $1,000
       T = average annual total return (after taxes on distributions)
       n = number of years
       ATV(BASE OF D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion)
       after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                    P(1 + T)(POWER OF n) = ATV(BASE OF DR)

where: P = a hypothetical initial payment of $1,000
       T = average annual total return (after taxes on distributions and redemption)
       n = number of years
       ATV(BASE OF DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion)
       after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      Yield=2[(a-b/cd +1)(POWER OF 6)-1]

where: a = dividends and interest earned during the period
       b = expenses accrued for the period (net of reimbursements)
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends
       d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the NYSE, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

             Fund                      Lipper Mutual Fund Category
             ----                      ---------------------------
             Dynamics Fund              Multi-MidCap Growth Funds
             Small Company Growth Fund  Small-Cap Growth Funds
             S&P 500 Index Fund         S&P 500 Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

  Advertising Age           Forbes                    Nation's Business
  Barron's                  Fortune                   New York Times
  Best's Review             Hartford Courant          Pension World
  Bloomberg                 Inc.                      Pensions & Investments
  Broker World              Institutional Investor    Personal Investor
  Business Week             Insurance Forum           Philadelphia Inquirer
  Changing Times            Insurance Week            The Bond Buyer
  Christian Science Monitor Investor's Business Daily USA Today
  Consumer Reports          Journal of the American   U.S. News & World Report
  Economist                 Society of CLU & ChFC     Wall Street Journal
  FACS of the Week          Kiplinger Letter          Washington Post
  Financial Planning        Money                     CNN
  Financial Product News    Mutual Fund Forecaster    CNBC
  Financial Services Week                             PBS
  Financial World

Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

                    Bank Rate Monitor    Morningstar, Inc.
                    Bloomberg            Standard & Poor's
                    FactSet Date Systems Strategic Insight
                    Lipper, Inc.         Thompson Financial

From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                              PENDING LITIGATION

Regulatory Action Alleging Market Timing

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is not assurance that such exemptive relief will be granted.

On May 31, 2005, the defendants removed this lawsuit to the U.S. District Court for the Northern District of West Virginia at Wheeling. On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court. On June 29, 2005 the WVAG filed a Notice of Opposition to this Conditional Transfer Order. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of September 20, 2005 is set forth in Appendix H-1.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings, with one exception. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and

IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix H-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix H-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws;
(ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of September 20, 2005 is set forth in Appendix H-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of September 20, 2005 is set forth in Appendix H-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of September 20, 2005 is set forth in Appendix H-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in

Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of September 20, 2005 is set forth in Appendix H-5.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was dismissed by the court on August 12, 2005, is set forth in Appendix H-6.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

   The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                        MOODY'S LONG-TERM DEBT RATINGS

Moody's corporate ratings areas follows:

   Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

   A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    MOODY'S SHORT-TERM PRIME RATING SYSTEM

   Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

   Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

   Moody's municipal ratings are as follows:

Moody's U.S. Long-Term Municipal Bond Rating Definitions

   Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

   Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                    MOODY'S MIG/VMIG US SHORT-TERM RATINGS

   In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

   In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

   In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

   The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

   MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

   Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

   Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

  S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                               S&P DUAL RATINGS

   S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

   The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                         S&P COMMERCIAL PAPER RATINGS

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                       S&P SHORT-TERM MUNICIPAL RATINGS

   An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

   Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus
(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:Speculative capacity to pay principal and interest.

                        FITCH LONG-TERM CREDIT RATINGS

       Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

   Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' - 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

   The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

   Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

   Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                     FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        Fitch Short-term Credit Ratings

   The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                  APPENDIX B

                   EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

                            (as of October 7, 2005)

            SERVICE PROVIDER                                DISCLOSURE CATEGORY
            ----------------                                -------------------
Ballard Spahr Andrews & Ingersoll, LLP   Legal Counsel
Foley & Lardner LLP                      Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP     Legal Counsel
PricewaterhouseCoopers LLP               Independent Registered Public Accounting Firm (for certain
                                         AIM Funds)
Brown Brothers Harriman & Co.            Securities Lender (for certain AIM Funds)
MS Securities Services, Inc.             Securities Lender (for certain AIM Funds)
Morgan Stanley & Co.                     Securities Lender (for certain AIM Funds)
Fitch, Inc.                              Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet                                Ranking Agency (for certain AIM funds)
Lipper Inc.                              Rating & Ranking Agency (for certain AIM Funds)
Moody's Investors Service                Rating & Ranking Agency (for certain AIM Funds)
Institutional Shareholder Services, Inc. Proxy Voting Service
State Street Bank and Trust Company      Custodian (for certain AIM Funds), Software Provider,
                                         Securities Lender (for certain AIM Funds)
The Bank of New York                     Custodian (for certain AIM Funds)
JP Morgan Securities Inc.                Line of Credit Provider (for certain AIM Funds)
Citigroup Global Markets Inc.            Line of Credit Provider (for certain AIM Funds)
JPMorgan Chase Bank                      Line of Credit Provider (for certain AIM Funds)
AIM Investment Services, Inc.            Transfer Agent
Bloomberg                                System Provider (for certain AIM Funds)
Reuters America Inc.                     Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                Software Provider
Thomson Financial, Inc.                  Software Provider
Xcitek Solutions Plus                    Software Provider
Bowne & Co., Inc.                        Financial Printer
CENVEO                                   Financial Printer
Classic Printers Inc.                    Financial Printer
Color Dynamics                           Financial Printer
Earth Color Houston                      Financial Printer
EMCO Press                               Financial Printer
Grover Printing                          Financial Printer
Gulfstream Graphics Corp.                Financial Printer
Signature                                Financial Printer
Southwest Precision Printers, Inc.       Financial Printer
ABN Amro Financial Services, Inc.        Broker (for certain AIM Funds)

           SERVICE PROVIDER                      DISCLOSURE CATEGORY
           ----------------                      -------------------
 BB&T Capital Markets                   Broker (for certain AIM Funds)
 Belle Haven Investments L.P.           Broker (for certain AIM Funds)
 BOSC, Inc.                             Broker (for certain AIM Funds)
 Cabrera Capital Markets                Broker (for certain AIM Funds)
 Coastal Securities, LP                 Broker (for certain AIM Funds)
 Duncan-Williams, Inc.                  Broker (for certain AIM Funds)
 Fidelity Investments                   Broker (for certain AIM Funds)
 First Albany Capital                   Broker (for certain AIM Funds)
 First Tryon Securities                 Broker (for certain AIM Funds)
 Anglemyer & Co.                        Analyst (for certain AIM Funds)
 Empirical Research Partners            Analyst (for certain AIM Funds)
 Factset Research Systems, Inc.         Analyst (for certain AIM Funds)
 Global Trend Alert                     Analyst (for certain AIM Funds)
 J.P. Morgan Chase                      Analyst (for certain AIM Funds)
 Kevin Dann & Partners                  Analyst (for certain AIM Funds)
 Muzea Insider Consulting Services, LLC Analyst (for certain AIM Funds)
 Noah Financial, LLC                    Analyst (for certain AIM Funds)
 Piper Jaffray                          Analyst (for certain AIM Funds)
 RBC Capital Markets                    Analyst (for certain AIM Funds)

                                  APPENDIX C
                              PORTFOLIO MANAGERS

                              As of July 31, 2005

                           INVESTMENTS IN EACH FUND

                                          DOLLAR RANGE OF INVESTMENTS IN EACH
       NAME OF PORTFOLIO MANAGER                        FUND/1/
       -------------------------          -----------------------------------
                              AIM DYNAMICS FUND
                               -----------------
 Karl Farmer                                       $10,001 - $50,000
 Paul J. Rasplicka                                $100,001 - $500,000
                        AIM SMALL COMPANY GROWTH FUND
                         -----------------------------
 Juliet Ellis/2/                                         None
 Juan Hartsfield/2/                                      None
                            AIM S&P 500 INDEX FUND
                            ----------------------
 Maureen Donnellan                                       None
 Jeremy Lefkowitz                                        None
 W. Lawson McWhorter/3/                                  None
 William Merson                                          None
 Daniel Tsai                                             None

DESCRIPTION OF COMPENSATION STRUCTURE

A I M ADVISORS, INC.

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:
--------
/1/ This column reflects in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
/2/ Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM Small Company Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005.
/3/ Mr. McWhorter began serving as portfolio manager on AIM S&P 500 Index Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005

...   BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

...   ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

   High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

...   EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

...   PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

...   PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO INSTITUTIONAL (N.A.) INC.

Each portfolio manager's compensation consists of the following five elements:

...   BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

...   ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.
    The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

...   EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

...   PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

...   PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                            OTHER MANAGED ACCOUNTS

                              As of July 31, 2005

AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and
(iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

                                          NUMBER OF ACCOUNTS MANAGED BY EACH
                                                 PORTFOLIO MANAGER AND
       NAME OF PORTFOLIO MANAGER               TOTAL ASSETS BY CATEGORY
       -------------------------          ----------------------------------
                              AIM DYNAMICS FUND
                               -----------------
 Karl Farmer                             5 Registered Mutual Funds with
                                         $647,071,454 in total assets under
                                         management
 Paul J. Rasplicka                       7 Registered Mutual Funds with
                                         $2,149,603,447 in total assets under
                                         management
                                         1 Other Account with $673,218 in
                                         total assets under management
                        AIM SMALL COMPANY GROWTH FUND
                         -----------------------------
 Juliet S. Ellis/4/                      5 Registered Mutual Funds with
                                         $2,621,422,031 in total assets under
                                         management
 Juan R. Hartsfield/4/                   3 Registered Mutual Funds with
                                         $2,154,015,628 in total assets under
                                         management
                            AIM S&P 500 INDEX FUND
                            ----------------------
 Maureen Donnellan                       19 Unregistered Pooled Investment
                                         Vehicles with $1,591,709,383 in total
                                         assets under management including 1
                                         pooled investment vehicle that pays
                                         performance-based fees with
                                         $10,152,327 in total assets under
                                         management

                                         59 Other Accounts with $7,294,212,771
                                         in total assets under management
                                         including 12 pooled investment
                                         vehicles that pay performance-based
                                         fees with $1,825,028,708 in total
                                         assets under management
--------
/4/ Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM Small Company Growth Fund on September 16, 2005. Information on other accounts they manage is provided as of August 31, 2005.

                                         NUMBER OF ACCOUNTS MANAGED BY EACH
                                                PORTFOLIO MANAGER AND
       NAME OF PORTFOLIO MANAGER              TOTAL ASSETS BY CATEGORY
       -------------------------         ----------------------------------
 Jeremy Lefkowitz                       2 Registered Mutual Funds with
                                        $1,199,594,656

                                        27 Unregistered Pooled Investment
                                        Vehicles with $2,171,095,529 in total
                                        assets under management including 1
                                        pooled investment vehicle that pays
                                        performance-based fees with
                                        $10,152,327 in total assets under
                                        management

                                        101 Other Accounts with
                                        $11,552,813,573 in total assets under
                                        management including 16 pooled
                                        investment vehicles that pay
                                        performance-based fees with
                                        $2,990,682,567 in total assets under
                                        management
 W. Lawson McWhorter/5/                 None
 William Merson                         19 Unregistered Pooled Investment
                                        Vehicles with $1,591,709,383 in total
                                        assets under management including 1
                                        pooled investment vehicle that pays
                                        performance-based fees with
                                        $10,152,327 in total assets under
                                        management

                                        59 Other Accounts with $7,294,212,771
                                        in total assets under management
                                        including 12 pooled investment
                                        vehicles that pay performance-based
                                        fees with $1,825,028,708 in total
                                        assets under management
 Daniel Tsai                            19 Unregistered Pooled Investment
                                        Vehicles with $1,591,709,383 in total
                                        assets under management including 1
                                        pooled investment vehicle that pays
                                        performance-based fees with
                                        $10,152,327 in total assets under
                                        management

                                        59 Other Accounts with $7,294,212,771
                                        in total assets under management
                                        including 12 pooled investment
                                        vehicles that pay performance-based
                                        fees with $1,825,028,708 in total
                                        assets under management

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

...   The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio

--------
/5/ Mr. McWhorter began serving as a portfolio manager on AIM S&P 500 Index Fund on September 16, 2005. Information on other accounts he manages is provided as of August 31, 2005.

    manager are managed using the same investment models that are used in connection with the management of the Funds.

...   If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

...   With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

...   Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                  APPENDIX D

                             TRUSTEES AND OFFICERS

                           As of September 30, 2005

--------------------------------------------------------------------------------
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.
--------------------------------------------------------------------------------

                                     TRUSTEE
      NAME, YEAR OF BIRTH AND        AND/OR
     POSITION(S) HELD WITH THE       OFFICER PRINCIPAL OCCUPATION(S) DURING PAST 5              OTHER TRUSTEESHIP(S)
               TRUST                  SINCE  YEARS                                                HELD BY TRUSTEE
     -------------------------       -------------------------------------------              --------------------
Interested Persons
Robert H. Graham/1/ -- 1946           2003   Director and Chairman, A I M Management                    None
Trustee, Vice Chair, President               Group
and Principal Executive Officer              Inc. (financial services holding company);
                                             Director and Vice Chairman, AMVESCAP
                                             PLC and Chairman, AMVESCAP PLC - AIM
                                             Division (parent of AIM and a global investment
                                             management firm)

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director,
                                             Chairman and President, A I M Advisors,
                                             Inc. (registered investment advisor); Director
                                             and Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer), AIM
                                             Investment Services, Inc., (registered transfer
                                             agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products
Mark H. Williamson/2/ -- 1951         1998   Director, President and Chief Executive Officer,           None
Trustee and Executive Vice President         A I M Management Group Inc. (financial
                                             services holding company); Director and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment
                                             advisor) and A I M Distributors, Inc. (registered
                                             broker dealer); Director and Chairman, AIM
                                             Investment Services, Inc., (registered transfer
                                             agent), Fund Management Company (registered
                                             broker dealer); and INVESCO Distributors, Inc.
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM Division
                                             (parent of AIM and a global investment
                                             management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds
                                             Group, Inc.; President and Chief Executive
                                             Officer, INVESCO Distributors, Inc.; Chief
                                             Executive Officer, AMVESCAP PLC -
                                             Managed Products; and Chairman,
                                             A I M Advisors, Inc.

--------
/1/ Mr. Graham is considered an interested person of the Trust because he is a director AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                            TRUSTEE
  NAME, YEAR OF BIRTH AND   AND/OR
 POSITION(S) HELD WITH THE  OFFICER      PRINCIPAL OCCUPATION(S) DURING               OTHER TRUSTEESHIP(S)
           TRUST             SINCE                PAST 5 YEARS                          HELD BY TRUSTEE
 -------------------------  -------      ------------------------------               --------------------
INDEPENDENT TRUSTEES
Bruce L. Crockett-- 1944     2003   Chairman, Crockett Technology             ACE Limited (insurance company); and
Trustee and Chair                   Associates (technology consulting         Captaris, Inc. (unified messaging
                                    company)                                  provider)
Bob R. Baker -- 1936         1983   Retired                                   None
Trustee
Frank S. Bayley -- 1939      2003   Retired                                   Badgley Funds, Inc. (registered
Trustee                             Formerly: Partner, law firm of Baker &    investment company (2 portfolios)
                                    McKenzie
James T. Bunch -- 1942       2000   Co-President and Founder, Green,          None
Trustee                             Manning & Bunch Ltd. (investment
                                    banking firm); and Director, Policy
                                    Studies, Inc. and Van Gilder Insurance
                                    Corporation
Albert R. Dowden -- 1941     2003   Director of a number of public and        None
Trustee                             private business corporations, including
                                    the Boss Group, Ltd. (private investment
                                    and management); Cortland Trust, Inc.
                                    (Chairman) (registered Investment
                                    company (3 portfolios)); Annuity and
                                    Life Re (Holdings), Ltd. (insurance
                                    company); and CompuDyne Corporation
                                    (provider of products and services to the
                                    public security market)
                                    Formerly: Director, President and Chief
                                    Executive Officer, Volvo Group North
                                    America, Inc.; Senior Vice President, AB
                                    Volvo; and director of various affiliated
                                    Volvo companies
Edward K. Dunn, Jr. -- 1935  2003   Retired                                   None
Trustee
Jack M. Fields -- 1952       2003   Chief Executive Officer, Twenty First     Administaff ; and Discovery Global
Trustee                             Century Group, Inc. (government affairs   Education Fund (non-profit)
                                    company) and Owner, Dos Angelos
                                    Ranch, L.P.
                                    Formerly: Chief Executive Officer,
                                    Texana Timber LP (sustainable forestry
                                    company)
Carl Frischling -- 1937      2003   Partner, law firm of Kramer Levin         Cortland Trust, Inc. (registered
Trustee                             Naftalis and Frankel LLP                  investment company (3 portfolios))
Gerald J. Lewis -- 1933      2000   Chairman, Lawsuit Resolution Services     General Chemical Group, Inc.
Trustee                             (San Diego, California)
Prema Mathai-Davis -- 1950   2003   Formerly: Chief Executive Officer,        None
Trustee                             YWCA of the USA
Lewis F. Pennock -- 1942     2003   Partner, law firm of Pennock & Cooper     None
Trustee

                                           TRUSTEE
         NAME, YEAR OF BIRTH AND           AND/OR
        POSITION(S) HELD WITH THE          OFFICER       PRINCIPAL OCCUPATION(S) DURING PAST 5       OTHER TRUSTEESHIP(S)
                  TRUST                     SINCE                        YEARS                         HELD BY TRUSTEE
        -------------------------          -------       -------------------------------------       --------------------
Ruth H. Quigley -- 1935                     2003   Retired                                                   None
Trustee
Larry Soll -- 1942                          1997   Retired                                                   None
Trustee
Raymond Stickel, Jr./3/ - 1944              2005   Retired                                                   None
Trustee                                            Formerly: Partner, Deloitte & Touche
OTHER OFFICERS
Lisa O. Brinkley-- 1959                     2004   Senior Vice President, A I M Management Group             N/A
Senior Vice President and Chief Compliance         Inc. (financial services holding company); Senior
Officer                                            Vice President and Chief Compliance Officer
                                                   A I M Advisors, Inc.; Vice President and Chief
                                                   Compliance Officer, AIM Capital Management,
                                                   Inc. and Vice President, AIM Distributors, Inc.,
                                                   AIM Investment Services, Inc. and Fund
                                                   Management Company

                                                   Formerly: Senior Vice President and Compliance
                                                   Director, Delaware Investments Family of Funds;
                                                   and Chief Compliance Officer, A I M
                                                   Distributors, Inc.
Russell C. Burk- 1958                       2005   Formerly: Director of Compliance and Assistant            N/A
Senior Vice President and                          General Counsel, ICON Advisers, Inc.; Financial
Senior Officer                                     Consultant, Merrill Lynch; General Counsel and
                                                   Director of Compliance, ALPS Mutual Funds,
                                                   Inc.
Kevin M. Carome - 1956                      2003   Director, Senior Vice President, Secretary and            N/A
Senior Vice President, Secretary and Chief         General Counsel, A I M Management Group Inc.
Legal Officer                                      (financial services holding company) and
                                                   A I M Advisors, Inc.; Director and Vice
                                                   President, INVESCO Distributors, Inc.; Vice
                                                   President, A I M Capital Management, Inc., AIM
                                                   Investment Services, Inc. and Fund Management
                                                   Company; and Senior Vice President,
                                                   A I M Distributors, Inc.

                                                   Formerly: Senior Vice President and General
                                                   Counsel, Liberty Financial Companies, Inc.; and
                                                   Senior Vice President and General Counsel,
                                                   Liberty Funds Group, LLC; and Vice President,
                                                   A I M Distributors, Inc.; and Director and
                                                   General Counsel, Fund Management Company
Robert G. Alley -- 1948                     2003   Managing Director, Chief Fixed Income Officer,            N/A
Vice President                                     and Senior Investment Officer, A I M Capital
                                                   Management, Inc. and Vice President,
                                                   A I M Advisors, Inc.

--------
/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                           TRUSTEE
 NAME, YEAR OF BIRTH AND   AND/OR
POSITION(S) HELD WITH THE  OFFICER       PRINCIPAL OCCUPATION(S)       OTHER TRUSTEESHIP(S)
          TRUST             SINCE          DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------  -------       -----------------------       --------------------
Sidney M. Dilgren -- 1961   2004   Vice President and Fund Treasurer,          N/A
Vice President , Treasurer         A I M Advisors, Inc.; Formerly:
and Principal                      Vice President, A I M Distributors,
Financial Officer                  Inc.; and Senior Vice President,
                                   AIM Investment Services, Inc.

J. Philip Ferguson- 1945    2005   Senior Vice President and Chief             N/A
Vice President                     Investment Officer, A I M
                                   Advisors,
                                   Inc.; Director, Chairman, Chief
                                   Executive Officer, President and
                                   Chief Investment
                                   Officer, A I M Capital
                                   Management, Inc.; Executive Vice
                                   President, A I M
                                   Management Group Inc.

                                   Formerly: Senior Vice President,
                                   AIM
                                   Private Asset Management, Inc.;
                                   Chief Equity Officer, and Senior
                                   Investment Officer, A I M Capital
                                   Management, Inc.; and Managing
                                   Partner,
                                   Beutel, Goodman Capital
                                   Management
Karen Dunn Kelley -- 1960   2003   Director of Cash Management,                N/A
Vice President                     Managing Director and Chief Cash
                                   Management
                                   Officer, A I M Capital
                                   Management, Inc.; Director and
                                   President, Fund Management
                                   Company; and Vice President,
                                   A I M Advisors, Inc.

           TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES
                                                                                       OVERSEEN
                                                                                          BY
                                 DOLLAR RANGE OF EQUITY SECURITIES                  TRUSTEE IN THE
    NAME OF TRUSTEE                          PER FUND                           AIM FAMILY OF FUNDS(R)
    ---------------     -------------------------------------------------------------------------------
   Robert H. Graham     AIM Dynamics Fund                      Over $100,000        Over $100,000
  Mark H. Williamson    AIM Dynamics Fund                      Over $100,000        Over $100,000
     Bob R. Baker                               -0-                                 Over $100,000
    Frank S. Bayley                             -0-                                 Over $100,000
    James T. Bunch      AIM Dynamics Fund                  $10,001 - $50,000      Over $100,000/4/
                        AIM Small Company Growth Fund           $1 - $10,000
                        AIM S&P 500 Index Fund                1 $1 - $10,000
   Bruce L. Crockett                            -0-                               Over $100,000/4/
   Albert R. Dowden                             -0-                                 Over $100,000
  Edward K. Dunn, Jr.                           -0-                               Over $100,000/4/
    Jack M. Fields                              -0-                               Over $100,000/4/
    Carl Frischling                             -0-                               Over $100,000/4/
    Gerald J. Lewis     AIM Dynamics Fund                  $10,001 - $50,000      Over $100,000/4/
                        AIM Small Company Growth Fund           $1 - $10,000
                        AIM S&P 500 Index Fund                  $1 - $10,000
  Prema Mathai-Davis                            -0-                               Over $100,000/4/
   Lewis F. Pennock                             -0-                                 Over $100,000
    Ruth H. Quigley                             -0-                               $10,001 - $50,000
      Larry Soll        AIM Dynamics Fund                  $10,000 - $50,000      Over $100,000/4/
                        AIM Small Company Growth Fund     $50,001 - $100,000
                        AIM S&P 500 Index Fund                  $1 - $10,000
Raymond Stickel, Jr./5/                         -0-                                      -0-

--------
/4/ Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

/5/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                  APPENDIX E
                          TRUSTEE COMPENSATION TABLE

   Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:

                                         RETIREMENT      ESTIMATED
                           AGGREGATE      BENEFITS         ANNUAL         TOTAL
                          COMPENSATION     ACCRUED        BENEFITS     COMPENSATION
                            FROM THE       BY ALL           UPON       FROM ALL AIM
         TRUSTEE          TRUST/(1)(2)/ AIM FUNDS/(3)/ RETIREMENT/(4)/ FUNDS/(5)(6)/
         -------          ------------  -------------  --------------  ------------
Bob R. Baker                $ 6,854       $198,871        $144,786       $189,750
Frank S. Bayley               7,248        175,241         112,500        193,500
James T. Bunch                6,459        143,455         112,500        186,000
Bruce L. Crockett            10,404         75,638         112,500        223,500
Albert R. Dowden              7,212         93,210         112,500        192,500
Edward K. Dunn, Jr.           7,248        133,390         112,500        193,500
Jack M. Fields                6,428         48,070         112,500        186,000
Carl Frischling /(7)/         6,459         62,040         112,500        185,000
Gerald J. Lewis               6,459        143,455         112,500        186,000
Prema Mathai-Davis            6,854         55,768         112,500        189,750
Lewis F. Pennock              6,459         80,777         112,500        186,000
Ruth H. Quigley               6,854        154,767         112,500        189,750
Louis S. Sklar /(8)/          2,990        115,160         101,250        186,000
Larry Soll                    6,459        184,356         130,823        186,000
Raymond Stickel, Jr./(9)/       -0-            -0-             -0-            -0-

(1)Amounts shown are based upon the fiscal year ended July 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2005 including earnings was $17,748.

(2)At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. AMVESCAP did not reimburse the Trust any compensation pursuant to such agreement during the twelve month period ended July 31, 2005.

(3)During the fiscal year ended July 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $90,398.

(4)These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.

(5)All trustees currently serve as trustee of 19 registered investment companies advised by AIM.

(6)At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7)During the fiscal year ended July 31, 2005, the Trust paid $24,850 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(8)Mr. Sklar retired effective December 31, 2004.

(9)Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                  APPENDIX F

                         PROXY POLICIES AND PROCEDURES
              (AIM Dynamics Fund & AIM Small Company Growth Fund)
                         (AS AMENDED OCTOBER 1, 2005)

A. PROXY POLICIES

   Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

   I. BOARDS OF DIRECTORS

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       . Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       . Attend less than 75 percent of the board and committee meetings without a valid excuse;

       . It is not clear that the director will be able to fulfill his function;

       .  Implement or renew a dead-hand or modified dead-hand poison pill;

       . Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       . Long-term financial performance of the target company relative to its industry;

       .  Management's track record;

       .  Portfolio manager's assessment;

       .  Qualifications of director nominees (both slates);

       . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       .  Background to the proxy contest.

   II. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       . It is not clear that the auditors will be able to fulfill their function;

       . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

   III. COMPENSATION PROGRAMS

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       . We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       . We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

   IV. CORPORATE MATTERS

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

   V. SHAREHOLDER PROPOSALS

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       . We will generally abstain from shareholder social and environmental proposals.

       . We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       . We will generally vote for proposals to lower barriers to shareholder action.

       . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

   VI. OTHER

       . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B. PROXY COMMITTEE PROCEDURES

   The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

   The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

   AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

   In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
   Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C. BUSINESS/DISASTER RECOVERY
   If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING
   If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST
   The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.
   If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.
   If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F. FUND OF FUNDS
   When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G. CONFLICT IN THESE POLICIES

   If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                             PROXY VOTING POLICIES

                           (AIM S&P 500 INDEX FUND)

THE PROXY VOTING POLICIES APPLICABLE TO THE FUND FOLLOWS:

                                GENERAL POLICY
                           (dated February 10, 2005)

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                             PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

    (1)  describe any real or perceived conflict of interest,

    (2)  discuss any procedure used to address such conflict of interest,

    (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

    (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.

                             CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

        . Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

        . Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

        . Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to,
(1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or
(3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                          ISS PROXY VOTING GUIDELINES

A copy of ISS's Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

                                  APPENDIX A

                       ACKNOWLEDGEMENT AND CERTIFICATION

      I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.


                                        ------------------------
                                               Print Name


              ------------------------  ------------------------
                        Date                   Signature

                                  APPENDIX B

                   ISS 2005 PROXY VOTING GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.   Operational Items

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

        . An auditor has a financial interest in or association with the company, and is therefore not independent

        .   Fees for non-audit services are excessive, or

        . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

VOTE AGAINST PROPOSALS TO APPROVE OTHER BUSINESS WHEN IT APPEARS AS VOTING ITEM.

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

        . Attend less than 75 percent of the board and committee meetings without a valid excuse

        .   Implement or renew a dead-hand or modified dead-hand poison pill

        . Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

        . Ignore a shareholder proposal that is approved by a majority of the shares outstanding

        . Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

        . Failed to act on takeover offers where the majority of the shareholders tendered their shares

        . Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

        . Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

        . Are audit committee members and the non-audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

        . Are inside directors or affiliated outside directors and the full board is less than majority independent

        . Sit on more than six public company boards or on more than two public boards in addition to their own if they are CEOs of public companies.

        . Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

        . Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

        . The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

        .   Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

        . Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director)

        .   Two-thirds independent board

        .   All-independent key committees

        .   Established governance guidelines

Additionally, the company should not have under-performed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

2.   Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

        .   Long-term financial performance of the target company relative to its industry; management's track record
        .   Background to the proxy contest
        .   Qualifications of director nominees (both slates)
        .   Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
            and stock ownership positions

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

3.   Anti-takeover Defenses and Voting Related Issues

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

4.   Mergers and Corporate Restructurings

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

        .   Purchase price
        .   Fairness opinion
        .   Financial and strategic benefits
        .   How the deal was negotiated
        .   Conflicts of interest
        .   Other alternatives for the business
        .   Non-completion risk

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

        .   Impact on the balance sheet/working capital
        .   Potential elimination of diseconomies
        .   Anticipated financial and operating benefits
        .   Anticipated use of funds
        .   Value received for the asset
        .   Fairness opinion
        .   How the deal was negotiated
        .   Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.
In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.
In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

        .   Dilution to existing shareholders' position
        .   Terms of the offer
        .   Financial issues
        .   Management's efforts to pursue other alternatives
        .   Control issues
        .   Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

        .   The reasons for the change
        .   Any financial or tax benefits
        .   Regulatory benefits
        .   Increases in capital structure
        .   Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

        .   Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS
        .   Capital Structure model
        .   Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

        .   Prospects of the combined company, anticipated financial and operating benefits
        .   Offer price
        .   Fairness opinion
        .   How the deal was negotiated
        .   Changes in corporate governance
        .   Change in the capital structure
        .   Conflicts of interest

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

        .   Tax and regulatory advantages
        .   Planned use of the sale proceeds
        .   Valuation of spin-off
        .   Fairness opinion
        .   Benefits to the parent company
        .   Conflicts of interest
        .   Managerial incentives
        .   Corporate governance changes
        .   Changes in the capital structure

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

5.   State of Incorporation

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH-OUT PROVISIONS

Vote FOR proposals to opt out of control share cash-out statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZE-OUT PROVISIONS

Vote FOR proposals to opt out of state freeze-out provisions.

GREENMAIL

Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

STATE ANTI-TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

6.   Capital Structure

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

        . It is intended for financing purposes with minimal or no dilution to current shareholders

        . It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

7.   Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

        . Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

        .   Cash compensation, and

        .   Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the re-pricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which (I) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

TABLE 1: PROXY SEASON 2005 BURN RATE THRESHOLDS


                                                Russell 3000             Non-Russell 3000
                                         -------------------------  -------------------------
                                               Standard  Mean + Std       Standard  Mean + Std
GICS    GICS Dsec                        Mean  Deviation    Dev     Mean  Deviation    Dev
1010    Energy                           1.60%   1.02%      2.61%   2.59%   2.19%      4.78%
1510    Materials                        1.55%    .81%      2.36%   2.54%   1.92%      4.46%
2010    Capital Goods                    1.86%   1.19%      3.05%   3.23%   2.93%      6.17%
2020    Commercial Services & Supplies    287%   1.53%      4.40%   4.39%   3.68%      8.07%
2030    Transportation                   2.10%   1.50%      3.60%   2.44%   2.22%      4.66%
2510    Automobiles & Components         2.10%   1.37%      3.48%   2.90%   2.28%      5.18%
2520    Consumer Durables & Apparel      2.40%   1.51%      3.90%   3.42%   2.79%      6.21%
2530    Hotels Restaurants & Leisure     2.39%   1.08%      3.48%   3.30%   2.87%      6.17%
2540    Media                            2.34%   1.50%      3.84%   4.12%   2.89%      7.01%
2550    Retailing                        2.89%   1.95%      4.84%   4.26%   3.50%      7.75%
3010 to Food & Staples Retailing         1.98%   1.50%      3.48%   3.37%   3.32%      6.68%
3030
3510    Health Care Equipment & Services 3.24%   1.96%      5.20%   4.55%   3.24%      7.79%

3520 Pharmaceuticals & Biotechnology          3.60% 1.72% 5.32% 5.77% 4.15%  9.92%
4010 Banks                                    1.44% 1.17% 2.61% 1.65% 1.60%  3.25%
4020 Diversified Financials                   3.12% 2.54% 5.66% 5.03% 3.35%  8.55%
4030 Insurance                                1.45%  .88% 2.32% 2.47% 1.77%  4.24%
4040 Real Estate                              1.01%  .89% 1.90% 1.51% 1.50%  3.01%
4510 Software & Services                      5.44% 3.05% 8.49% 8.08% 6.01% 14.10%
4520 Technology Hardware & Equipment          4.00% 2.69% 6.68% 5.87% 4.25% 10.12%
4530 Semiconductors & Semiconductor Equipment 5.12% 2.86% 7.97% 6.79% 3.95% 10.74%
5010 Telecommunications Services              2.56% 2.39% 4.95% 4.66% 3.90%  8.56%
5510 Utilities                                 .90%  .65% 1.55% 3.74% 4.63%  8.38%
1010 Energy                                   1.60% 1.02% 2.61% 2.59% 2.19%  4.78%
1510 Materials                                1.55%  .81% 2.36% 2.54% 1.92%  4.46%
2010 Capital Goods                            1.86% 1.19% 3.05% 3.23% 2.93%  6.17%
2020 Commercial Services & Supplies            287% 1.53% 4.40% 4.39% 3.68%  8.07%

A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.

However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as a DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

The compensation committee has reviewed all components of the CEO's compensation, including the following:

        .   Base salary, bonus, long-term incentives

        . Accumulative realized and unrealized stock option and restricted stock gains

        . Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

        . Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program

        . Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

A tally sheet with all the above components should be disclosed for the following termination scenarios:

        .   Payment if termination occurs within 12 months: $______

        .   Payment if "not for cause" termination occurs within 12 months:
            $______

        .   Payment if "change of control" termination occurs within 12 months:
            $______

The compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

/1/The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options' or performance-accelerated grants2. Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

/2/The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

--------
/1/ Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.
/2/ Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

        .   Director stock ownership guidelines
            .   A minimum of three times the annual cash retainer.

        .   Vesting schedule or mandatory holding/deferral period
            . A minimum vesting of three years for stock options or restricted stock, or
            . Deferred stock payable at the end of a three-year deferral period.

        .   Mix between cash and equity
            . A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.
            . If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

        .   Retirement/Benefit and Perquisites programs
            . No retirement/benefits and perquisites provided to non-employee directors.

        .   Quality of disclosure
            . Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO RE-PRICE OPTIONS

Votes on management proposals seeking approval to re-price options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

        .   Historic trading patterns
        .   Rationale for the re-pricing
        .   Value-for-value exchange
        .   Treatment of surrendered options
        .   Option vesting

        .   Term of the option
        .   Exercise price
        .   Participation

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

        .   Purchase price is at least 85 percent of fair market value

        .   Offering period is 27 months or less, and

        . The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

        .   Purchase price is less than 85 percent of fair market value, or

        .   Offering period is greater than 27 months, or

        . The number of shares allocated to the plan is more than ten percent of the outstanding shares

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR nonqualified employee stock purchase plans with all the following features:

        . Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company)

        . Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary

        . Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

        . No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option re-pricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date

PERFORMANCE-BASED AWARDS

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

        . The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

        . The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

        .   The triggering mechanism should be beyond the control of management

        . The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

        .   Change-in-control payments should be double-triggered, i.e.,
            (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERP5)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

8. Social and Environmental Issues

                       CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

        . The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

        . The availability and feasibility of alternatives to animal testing to ensure product safety, and

        .   The degree that competitors are using animal-free testing

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

        . The company has already published a set of animal welfare standards and monitors compliance

        . The company's standards are comparable to or better than those of peer firms, and

        . There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

        .   Whether the proposal focuses on a specific drug and region

        . Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in

        . Terms of reduced profits, lower R&D spending, and harm to competitiveness

        . The extent that reduced prices can be offset through the company's marketing budget without affecting

        .   R&D spending

        .   Whether the company already limits price increases of its products

        . Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

        .   The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

        . The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

        . The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

        . Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

        . Any voluntary labeling initiatives undertaken or considered by the company

        . Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds

        . The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

        . The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

        . The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HI V/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

        . The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

        . The company's existing healthcare policies, including benefits and healthcare access for local workers

        .   Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

        . Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

        . Whether the company has adequately disclosed the financial risks of its sub-prime business

        . Whether the company has been subject to violations of lending laws or serious lending controversies

        .   Peer companies' policies to prevent abusive lending practices

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

        . Whether the company complies with all local ordinances and regulations

        . The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

        .   The risk of any health-related liabilities.

Advertising to youth:

        . Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

        . Whether the company has gone as far as peers in restricting advertising

        . Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

        . Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

        .   The percentage of the company's business affected

        . The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

        .   The percentage of the company's business affected

        .   The feasibility of a spin-off

        . Potential future liabilities related to the company's tobacco business

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

                            ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

        . New legislation is adopted allowing development and drilling in the ANWR region;

        .   The company intends to pursue operations in the ANWR; and

The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

        . The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

        . The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

        . Environmentally conscious practices of peer companies, including endorsement of CERES

        .   Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE by CASE on proposals requesting an economic risk assessment of environmental performance considering:

        . The feasibility of financially quantifying environmental risk factors,

        . The company's compliance with applicable legislation and/or regulations regarding environmental performance,

        .   The costs associated with implementing improved standards,

        . The potential costs associated with remediation resulting from poor environmental performance, and

        . The current level of disclosure on environmental policies and initiatives.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

        .   The nature of the company's business and the percentage affected

        .   The extent that peer companies are recycling

        .   The timetable prescribed by the proposal

        .   The costs and methods of implementation

        . Whether the company has a poor environmental track record, such as violations of federal and state regulations

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

        . The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety
            (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

        . The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

                           GENERAL CORPORATE ISSUES

OUTSOURCING/ OFFSHORING

Vote Case by Case on proposals calling for companies to report on the risks associated with outsourcing, considering:

        .   Risks associated with certain international markets

        .   The utility of such a report to shareholders

        . The existence of a publicly available code of corporate conduct that applies to international operations

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

        .   The relevance of the issue to be linked to pay

        . The degree that social performance is already included in the company's pay structure and disclosed

        . The degree that social performance is used by peer companies in setting pay

        . Violations or complaints filed against the company relating to the particular social performance measure

        . Artificial limits sought by the proposal, such as freezing or capping executive pay

        .   Independence of the compensation committee

        .   Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

        . The company is in compliance with laws governing corporate political activities, and

        . The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
            (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

                       LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

        . There are serious controversies surrounding the company's China operations, and

        . The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

        .   The nature and amount of company business in that country

        .   The company's workplace code of conduct

        .   Proprietary and confidential information involved

        .   Company compliance with U.S. regulations on investing in the country

        .   Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

        . The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

        . Agreements with foreign suppliers to meet certain workplace standards

        .   Whether company and vendor facilities are monitored and how

        .   Company participation in fair labor organizations

        .   Type of business

        .   Proportion of business conducted overseas

        .   Countries of operation with known human rights abuses

        . Whether the company has been recently involved in significant labor and human rights controversies or violations

        .   Peer company standards and practices

        .   Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

        . The company does not operate in countries with significant human rights violations

        . The company has no recent human rights controversies or violations, or

        . The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

        .   Company compliance with or violations of the Fair Employment Act of
            1989

        . Company antidiscrimination policies that already exceed the legal requirements

        .   The cost and feasibility of adopting all nine principles

The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

        .   The potential for charges of reverse discrimination

        . The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

        .   The level of the company's investment in Northern Ireland

        .   The number of company employees in Northern Ireland

        .   The degree that industry peers have adopted the MacBride Principles

        . Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

                               MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

        .   Whether the company has in the past manufactured landmine components

        .   Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

        .   What weapons classifications the proponent views as cluster bombs

        . Whether the company currently or in the past has manufactured cluster bombs or their components

        .   The percentage of revenue derived from cluster bomb manufacture

        .   Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

        . The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

        .   Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

        .   The information is already publicly available or

            The disclosures sought could compromise proprietary information.

                              WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

        . The board composition is reasonably inclusive in relation to companies of similar size and business or

        . The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

        .   The degree of board diversity

        .   Comparison with peer companies

        .   Established process for improving board diversity

        .   Existence of independent nominating committee

        .   Use of outside search firm

        .   History of EEO violations

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

        .   The company has well-documented equal opportunity programs

        . The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

        .   The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

        . The composition of senior management and the board is fairly inclusive

        . The company has well-documented programs addressing diversity initiatives and leadership development

        . The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

        . The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

        . attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.

        . In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

        . ignore a shareholder proposal that is approved by a majority of shares outstanding;

        . ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

        . are interested directors and sit on the audit or nominating committee; or

        .   are interested directors and the full board serves as the audit or

        . nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

        .   Past performance relative to its peers

        .   Market in which fund invests

        .   Measures taken by the board to address the issues

        . Past shareholder activism, board activity, and votes on related proposals

        .   Strategy of the incumbents versus the dissidents

        .   Independence of directors

        .   Experience and skills of director candidates

        .   Governance profile of the company

        .   Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

        .   Proposed and current fee schedules

        .   Fund category/investment objective

        .   Performance benchmarks

        .   Share price performance as compared with peers

        .   Resulting fees relative to peers

        .   Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

        . potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE- BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION

Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

        .   The degree of change implied by the proposal

        .   The efficiencies that could result

        .   The state of incorporation

        .   Regulatory standards and implications

Vote AGAINST any of the following changes:

        . Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

        . Removal of shareholder approval requirement for amendments to the new declaration of trust

        . Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

        . Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

        . Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:

        . regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

        . fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

        . resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

        . performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                                  APPENDIX G

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

   A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of September 30, 2005.

AIM DYNAMICS FUND

                             INVESTOR
                              CLASS     CLASS A    CLASS B    CLASS C    CLASS K    CLASS R   INSTITUTIONAL
                              SHARES     SHARES     SHARES     SHARES     SHARES    SHARES*   CLASS SHARES
                             --------   -------    -------    -------    -------    -------   -------------
                            PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF          OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
PRINCIPAL HOLDER              RECORD     RECORD     RECORD     RECORD     RECORD     RECORD      RECORD
-------------------         -------------------------------------------------------  ----------
AIM Growth Allocation Fund
Omnibus Account
c/o AIM Advisors
11 E Greenway Plaza,
Suite 100
Houston, TX 77046-1173          --         --         --         --          --        --         26.86%
AMVESCAP National
Trust Co
FBO AMVESCAP 401(k) Plan
P. O. Box 105779
Atlanta, GA 30348-5779          --         --         --         --          --        --         50.08%
AMVESCAP National
Trust Company
FBO AMVESCAP Money
Purchase Plan
P. O. Box 105779
Atlanta, GA 30348-5779          --         --         --         --          --        --         18.36%
Capital Bank and Trust Co.,
Carris Financial Corp
c/o Plan Premier/FastCorp
8515 E. Orchard Rd. #2T2
Englewood, CO 80111-5002        --         --         --         --        5.41%       --            --

--------
* Class R shares commenced operations on October 25, 2005.

                              INVESTOR
                               CLASS     CLASS A    CLASS B    CLASS C    CLASS K    CLASS R   INSTITUTIONAL
                               SHARES     SHARES     SHARES     SHARES     SHARES    SHARES*   CLASS SHARES
                              --------   -------    -------    -------    -------    -------   -------------
                             PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF           OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
PRINCIPAL HOLDER               RECORD     RECORD     RECORD     RECORD     RECORD     RECORD      RECORD
-------------------          -------------------------------------------------------  ----------
Charles Schwab & Co. Inc.
Special Custody For the
Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122   10.09%     19.50%        --        --          --        --          --
FIIOC Agent
Employee Benefit Plan
100 Magellan Way KWIC
Covington, KY 41015-1987        5.53%        --         --        --          --        --          --
Merrill Lynch
4800 Deer Lake Dr East
Jacksonville FL 32246-6484        --         --      13.14%       --       18.54%       --          --
Morgan Stanley DW
Attn: Mutual Fund Operations
3 Harborside Pl. Floor 6
Jersey City, NJ 07311-3907        --         --       9.21%       --          --        --          --
Saxon & Co.
P. O. Box 7780-1888
Philadelphia, PA 19182-0001       --         --         --        --       42.69%       --          --
SEI Trust Company
c/o HSBC TPA Portal 401K
Attn: Mutual Fund
Administrator
One Freedom Valley Dr.
Oaks, PA 19456                    --         --         --        --        6.54%       --          --
Transamerica Life Ins &
Annuity Co.
Attn: Daisy Lo
Retirement Services-
Separate Acct.
P. O. Box 30368
Los Angeles, CA 90030-0368        --      31.79%        --        --          --        --          --

--------
* Class R shares commenced operations on October 25, 2005.

   AIM Small Company Growth Fund

                                                   INVESTOR                                                         INSTITUTIONAL
                                                    CLASS     CLASS A    CLASS B    CLASS C    CLASS K    CLASS R       CLASS
                                                    SHARES     SHARES     SHARES     SHARES     SHARES    SHARES*      SHARES
                                                   --------   -------    -------    -------    -------    -------   -------------
                                                  PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
PRINCIPAL HOLDER                                    RECORD     RECORD     RECORD     RECORD     RECORD     RECORD      RECORD
-------------------                               -------------------------------------------------------  ----------
AIM Growth Allocation Fund Omnibus Account
c/o AIM Advisors
11 E Greenway Plaza, Suite 100
Houston, TX 77046-1113                                 --         --        --          --         --        --         99.95%
Charles Schwab & Co. Inc.
Special Custody Acct for the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122                        12.03%     12.14%       --          --         --        --            --
Capital Bank & Trust
FBO Pechiney Roller Products LLC.
8515 E Orchard Rd., #212
Greenwood Vlg, CO 80111-5002                           --         --        --          --      16.82%       --            --
Citigroup Global Markets House Account
Attn: Cindy Tempesta
7th Floor
333 West 34th Street
New York NY 10001-2402                                 --         --        --        5.27%        --        --            --
Dain Rauscher Inc.
Marsha S. Glazer Ttee
Marsha S. Glazer Charitable Remainder Unitrust
B Dtd 3/14/95
Msg Managed Crut Funds
P. O. Box 997                                          --       5.41%       --          --         --        --            --
Delaware Charter Guarantee & Trust FBO
Principal Financial Group Omnibus Qualified
711 High Street
Des Moines, IA 50392-0002                              --         --        --          --      57.43%       --            --

--------
* Class R shares commenced operations on October 25, 2005.

                                                INVESTOR                                                         INSTITUTIONAL
                                                 CLASS     CLASS A    CLASS B    CLASS C    CLASS K    CLASS R       CLASS
                                                 SHARES     SHARES     SHARES     SHARES     SHARES    SHARES*      SHARES
                                                --------   -------    -------    -------    -------    -------   -------------
                                               PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
PRINCIPAL HOLDER                                 RECORD     RECORD     RECORD     RECORD     RECORD     RECORD      RECORD
-------------------                            -------------------------------------------------------  ----------
Delaware Charter Guarantee Plans
FBO Various Qualified Plans
711 High Street
Des Moines, IA 50309-2732                           --         --        --         --        5.56%       --          --
Dain Rauscher Inc.
Marsha S. Glazer Ttee
Marsha S. Glazer Charitable Remainder Unitrust
A Dtd 3/14/95
Msg Managed Crut Funds
P. O. Box 997                                       --       5.41%       --         --          --        --          --
FIIOC Agent
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987                         10.68%        --        --         --          --        --          --
Nationwide Life Insurance Co.
QPVA (EISP)
IPO Portfolio Accounting
P. O. Box 182029
Columbus, OH 43218-2029                           8.22%        --        --         --          --        --          --
Prudential Retirement Ins & Ann co.
280 Trumbull St
Hartford, CT 06103-3509                           6.64%        --        --         --          --        --          --
Wells Fargo Bank NA FBO Tetra Tech Inc.
Retirement Plan
P. O. Box 1533
Minneapolis, MN 55480-1533                        5.03%        --        --         --          --        --          --

--------
* Class R shares commenced operations on October 25, 2005.

AIM S&P 500 Index Fund

                                                 INVESTOR
                                                  CLASS    INSTITUTIONAL
                                                  SHARES   CLASS SHARES
                                                 --------  -------------
                                                PERCENTAGE  PERCENTAGE
       NAME AND ADDRESS OF                       OWNED OF    OWNED OF
       PRINCIPAL HOLDER                           RECORD      RECORD
       -------------------                      ----------  ----------
       BISYS Retirement Services FBO
       Greater Chesapeake Hand Specialists
       700 17th Street
       Suite 300
       Denver, CO 80202-3531                        --          5.29%
       INVESCO Trust Co. TR
       REA Magnet Wire Company Inc.
       Executive Deferred Comp Plan
       3600 E. Pontiac St.
       Fort Wayne, IN 46803-3804                    --          6.37%
       Wilmington Trust Comp Ttee
       FBO Bonestroo, Rosene, Anderlek & Assoc.
       301 W. 11th St.
       Wilmington, DE 19801-1519                    --         74.70%

MANAGEMENT OWNERSHIP

   As of September 30, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                 APPENDIX H-1
                  PENDING LITIGATION ALLEDGING MARKET TIMING

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of September 20, 2005 (with the exception of the Sayegh lawsuit discussed below).

   RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

   MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

   RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on
   November 14, 2003.

   This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

   L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of:
   Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

   GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
   Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

   STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
   P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE

   MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

   PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

   LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES

   TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT

   SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

   SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court,

   District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

   HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action
   No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of
   Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case NO. 080400228152005), field on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

   Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

   RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL
   K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864;
   No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act;
   Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
   Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

   CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES
   T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN

   IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

   On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
   Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

                                 APPENDIX H-2
     PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

   The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of September 20, 2005.

   T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated,
   v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. On September 2, 2005, the Court consolidated the nine cases on this subject matter, including the case against AIM.

   JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                 APPENDIX H-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of September 20, 2005.

   All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.

   RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
   J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                 APPENDIX H-4
 PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED
                        OFFERING FUNDS OR SHARE CLASSES

   The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of September 20, 2005.

   By order of the United States District Court for the Southern District of Texas, Houston Division, the Lieber lawsuit discussed below has been consolidated for pre-trial purposes into the Zucker lawsuit discussed below and administratively closed.

   LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of
   Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.

   STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.

   HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)
   (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                 APPENDIX H-5
       PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of September 20, 2005.

   By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.

   JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND,
   AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT
   FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID
   CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO
   MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United
   States District Court for
   the District of Colorado (Civil Action No. 04-B-0958), filed on May 10,
   2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the
   "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND,
   AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT
   FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID
   CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO
   MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United
   States District Court for the District of Colorado (Civil Action
   No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
   V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
   H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE

   FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS
   E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS
   S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM

   INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND,
   AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND,
   INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND,
   INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,
   INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH
   FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15,
   2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty.
   The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE

   INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                 APPENDIX H-6
        PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                           CLASS ACTION SETTLEMENTS

   The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was dismissed by the Court on August 12, 2005.

   AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action
No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                             FINANCIAL STATEMENTS

                                      FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Dynamics Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Dynamics Fund, formerly known as INVESCO Dynamics Fund, (one of the funds constituting AIM Stock Funds, hereafter referred to as the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

September 21, 2005
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS
July 31, 2005

                                                                 MARKET
                                                    SHARES       VALUE
    ------------------------------------------------------------------------
    COMMON STOCKS & OTHER EQUITY
     INTERESTS-98.70%

    ADVERTISING-1.02%
    Omnicom Group Inc.                               245,700 $    20,852,559
    ------------------------------------------------------------------------

    AEROSPACE & DEFENSE-1.12%
    L-3 Communications Holdings, Inc.                292,500      22,882,275
    ------------------------------------------------------------------------

    AIR FREIGHT & LOGISTICS-0.98%
    Robinson (C.H.) Worldwide, Inc.                  319,500      19,991,115
    ------------------------------------------------------------------------

    APPAREL RETAIL-1.95%
    Abercrombie & Fitch Co. -- Class A               283,800      20,447,790
    ------------------------------------------------------------------------
    Ross Stores, Inc.                                730,800      19,366,200
    ------------------------------------------------------------------------
                                                                  39,813,990
    ------------------------------------------------------------------------

    APPAREL, ACCESSORIES & LUXURY
     GOODS-2.88%
    Coach, Inc./(a)/                                 745,000      26,156,950
    ------------------------------------------------------------------------
    Polo Ralph Lauren Corp.                          659,400      32,468,856
    ------------------------------------------------------------------------
                                                                  58,625,806
    ------------------------------------------------------------------------

    APPLICATION SOFTWARE-4.76%
    Amdocs Ltd. (United Kingdom)/(a)/                765,700      22,733,633
    ------------------------------------------------------------------------
    Autodesk, Inc.                                   385,400      13,176,826
    ------------------------------------------------------------------------
    Hyperion Solutions Corp./(a)/                    231,000      10,870,860
    ------------------------------------------------------------------------
    Mercury Interactive Corp./(a)/                   385,400      15,173,198
    ------------------------------------------------------------------------
    MicroStrategy Inc. -- Class A/(a)/               157,600      12,158,840
    ------------------------------------------------------------------------
    NAVTEQ Corp./(a)/                                518,500      22,798,445
    ------------------------------------------------------------------------
                                                                  96,911,802
    ------------------------------------------------------------------------

    ASSET MANAGEMENT & CUSTODY
     BANKS-2.33%
    KKR Financial Corp.
     (Acquired 08/05/04; Cost $21,590,000)/(b)(c)/ 1,079,500      23,783,544
    ------------------------------------------------------------------------
    Legg Mason, Inc.                                 231,750      23,673,262
    ------------------------------------------------------------------------
                                                                  47,456,806
    ------------------------------------------------------------------------

    AUTOMOTIVE RETAIL-1.09%
    Advance Auto Parts, Inc./(a)/                    321,200      22,149,952
    ------------------------------------------------------------------------

    BIOTECHNOLOGY-2.29%
    Genzyme Corp./(a)/                               286,700      21,333,347
    ------------------------------------------------------------------------
    Gilead Sciences, Inc./(a)/                       350,000      15,683,500
    ------------------------------------------------------------------------
    Martek Biosciences Corp./(a)(d)/                 220,000       9,589,800
    ------------------------------------------------------------------------
                                                                  46,606,647
    ------------------------------------------------------------------------

    BROADCASTING & CABLE TV-0.51%
    Univision Communications Inc. -- Class A/(a)/    366,300      10,358,964
    ------------------------------------------------------------------------

    CASINOS & GAMING-1.35%
    Station Casinos, Inc.                            375,000      27,543,750
    ------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES       VALUE
  ---------------------------------------------------------------------------

  COMMODITY CHEMICALS-0.78%
  Lyondell Chemical Co.                               565,600 $    15,802,864
  ---------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT-2.85%
  ADC Telecommunications, Inc./(a)/                   516,927      13,512,472
  ---------------------------------------------------------------------------
  Comverse Technology, Inc./(a)/                      962,500      24,341,625
  ---------------------------------------------------------------------------
  Scientific-Atlanta, Inc.                            525,200      20,220,200
  ---------------------------------------------------------------------------
                                                                   58,074,297
  ---------------------------------------------------------------------------

  COMPUTER HARDWARE-0.56%
  Palm, Inc./(a)(d)/                                  401,735      11,465,517
  ---------------------------------------------------------------------------

  COMPUTER STORAGE & PERIPHERALS-0.99%
  QLogic Corp./(a)/                                   649,500      20,166,975
  ---------------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING-1.03%
  Chicago Bridge & Iron Co. N.V.-New York Shares
   (Netherlands)                                      748,900      20,931,755
  ---------------------------------------------------------------------------

  CONSUMER ELECTRONICS-0.52%
  Harman International Industries, Inc.               123,300      10,597,635
  ---------------------------------------------------------------------------

  DATA PROCESSING & OUTSOURCED
   SERVICES-1.81%
  Alliance Data Systems Corp./(a)/                    646,100      27,504,477
  ---------------------------------------------------------------------------
  Iron Mountain Inc./(a)/                             272,200       9,333,738
  ---------------------------------------------------------------------------
                                                                   36,838,215
  ---------------------------------------------------------------------------

  DEPARTMENT STORES-2.51%
  Kohl's Corp./(a)/                                   468,100      26,377,435
  ---------------------------------------------------------------------------
  Nordstrom, Inc.                                     671,600      24,855,916
  ---------------------------------------------------------------------------
                                                                   51,233,351
  ---------------------------------------------------------------------------

  DIVERSIFIED BANKS-1.10%
  Centennial Bank Holdings, Inc.
   (Acquired 12/27/04; Cost $21,749,700)/(a)(c)(e)/ 2,071,400      22,371,120
  ---------------------------------------------------------------------------

  DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.33%
  ChoicePoint Inc./(a)/                               518,900      22,624,040
  ---------------------------------------------------------------------------
  Corrections Corp. of America/(a)/                   659,650      24,796,243
  ---------------------------------------------------------------------------
                                                                   47,420,283
  ---------------------------------------------------------------------------

  DIVERSIFIED METALS & MINING-1.71%
  Freeport-McMoRan Copper & Gold, Inc. -- Class B     326,900      13,167,532
  ---------------------------------------------------------------------------
  Phelps Dodge Corp.                                  203,900      21,705,155
  ---------------------------------------------------------------------------
                                                                   34,872,687
  ---------------------------------------------------------------------------

  DRUG RETAIL-0.96%
  Shoppers Drug Mart Corp. (Canada)                   585,400      19,613,745
  ---------------------------------------------------------------------------

  EDUCATION SERVICES-1.11%
  Career Education Corp./(a)/                         582,600      22,599,054
  ---------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES       VALUE
    ------------------------------------------------------------------------

    ELECTRICAL COMPONENTS &
     EQUIPMENT-0.94%
    Cooper Industries, Ltd. -- Class A (Bermuda)     297,700 $    19,225,466
    ------------------------------------------------------------------------

    ELECTRONIC EQUIPMENT
     MANUFACTURERS-1.81%
    Amphenol Corp. -- Class A                        556,000      24,764,240
    ------------------------------------------------------------------------
    Cogent Inc./(a)/                                 400,400      12,040,028
    ------------------------------------------------------------------------
                                                                  36,804,268
    ------------------------------------------------------------------------

    GENERAL MERCHANDISE STORES-1.09%
    Dollar General Corp.                           1,095,600      22,262,592
    ------------------------------------------------------------------------

    HEALTH CARE DISTRIBUTORS-0.51%
    Henry Schein, Inc./(a)/                          240,000      10,360,800
    ------------------------------------------------------------------------

    HEALTH CARE EQUIPMENT-5.99%
    Biomet, Inc.                                     441,300      16,826,769
    ------------------------------------------------------------------------
    INAMED Corp./(a)/                                162,600      11,775,492
    ------------------------------------------------------------------------
    Kinetic Concepts, Inc./(a)/                      346,000      20,749,620
    ------------------------------------------------------------------------
    Mentor Corp.                                     240,000      11,940,000
    ------------------------------------------------------------------------
    PerkinElmer, Inc.                                950,000      19,931,000
    ------------------------------------------------------------------------
    Varian Medical Systems, Inc./(a)/                520,000      20,415,200
    ------------------------------------------------------------------------
    Waters Corp./(a)/                                450,000      20,376,000
    ------------------------------------------------------------------------
                                                                 122,014,081
    ------------------------------------------------------------------------

    HEALTH CARE FACILITIES-0.86%
    LifePoint Hospitals, Inc./(a)/                   375,000      17,535,000
    ------------------------------------------------------------------------

    HEALTH CARE SERVICES-1.98%
    DaVita, Inc./(a)/                                464,700      21,952,428
    ------------------------------------------------------------------------
    Express Scripts, Inc./(a)/                       350,000      18,305,000
    ------------------------------------------------------------------------
                                                                  40,257,428
    ------------------------------------------------------------------------

    HEALTH CARE SUPPLIES-1.37%
    Cooper Cos., Inc. (The)                          316,600      21,750,420
    ------------------------------------------------------------------------
    Gen-Probe Inc./(a)/                              140,000       6,172,600
    ------------------------------------------------------------------------
                                                                  27,923,020
    ------------------------------------------------------------------------

    HOMEBUILDING-1.31%
    Pulte Homes, Inc.                                285,800      26,756,596
    ------------------------------------------------------------------------

    HOTELS, RESORTS & CRUISE LINES-3.23%
    Hilton Hotels Corp.                            1,429,200      35,372,700
    ------------------------------------------------------------------------
    Starwood Hotels & Resorts Worldwide, Inc./(f)/   481,200      30,469,584
    ------------------------------------------------------------------------
                                                                  65,842,284
    ------------------------------------------------------------------------

    HOUSEHOLD APPLIANCES-0.52%
    Whirlpool Corp.                                  131,400      10,509,372
    ------------------------------------------------------------------------

    HOUSEWARES & SPECIALTIES-1.67%
    Fortune Brands, Inc.                             108,400      10,249,220
    ------------------------------------------------------------------------
    Jarden Corp./(a)/                                620,850      23,815,806
    ------------------------------------------------------------------------
                                                                  34,065,026
    ------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
 ------------------------------------------------------------------------------

 INDUSTRIAL GASES-0.63%
 Praxair, Inc.                                          261,100 $    12,895,729
 ------------------------------------------------------------------------------

 INDUSTRIAL MACHINERY-0.92%
 ITT Industries, Inc.                                   176,300      18,758,320
 ------------------------------------------------------------------------------

 INTEGRATED OIL & GAS-1.11%
 Murphy Oil Corp.                                       425,000      22,542,000
 ------------------------------------------------------------------------------

 INTERNET SOFTWARE & SERVICES-1.10%
 Akamai Technologies, Inc./(a)/                         252,473       3,855,263
 ------------------------------------------------------------------------------
 VeriSign, Inc./(a)/                                    705,900      18,572,229
 ------------------------------------------------------------------------------
                                                                     22,427,492
 ------------------------------------------------------------------------------

 IT CONSULTING & OTHER SERVICES-0.88%
 Cognizant Technology Solutions Corp. -- Class A/(a)/   364,200      17,874,936
 ------------------------------------------------------------------------------

 MANAGED HEALTH CARE-1.98%
 AMERIGROUP Corp./(a)/                                  300,000      10,395,000
 ------------------------------------------------------------------------------
 CIGNA Corp.                                            120,000      12,810,000
 ------------------------------------------------------------------------------
 Coventry Health Care, Inc./(a)/                        138,000       9,760,740
 ------------------------------------------------------------------------------
 WellCare Health Plans Inc./(a)/                        192,000       7,357,440
 ------------------------------------------------------------------------------
                                                                     40,323,180
 ------------------------------------------------------------------------------

 OIL & GAS DRILLING-2.26%
 Nabors Industries, Ltd. (Bermuda)/(a)/                 335,000      21,925,750
 ------------------------------------------------------------------------------
 Noble Corp. (Cayman Islands)                           360,000      24,184,800
 ------------------------------------------------------------------------------
                                                                     46,110,550
 ------------------------------------------------------------------------------

 OIL & GAS EQUIPMENT & SERVICES-3.36%
 Grant Prideco, Inc./(a)/                               600,000      19,260,000
 ------------------------------------------------------------------------------
 National-Oilwell Varco Inc./(a)/                       470,000      24,604,500
 ------------------------------------------------------------------------------
 Weatherford International Ltd. (Bermuda)/(a)/          390,000      24,679,200
 ------------------------------------------------------------------------------
                                                                     68,543,700
 ------------------------------------------------------------------------------

 OIL & GAS EXPLORATION &
  PRODUCTION-2.15%
 Rosetta Resources, Inc. (Acquired 06/28/05;
  Cost $19,782,400)/(a)(b)(c)/                        1,236,400      19,782,400
 ------------------------------------------------------------------------------
 Talisman Energy Inc. (Canada)                          550,000      24,013,000
 ------------------------------------------------------------------------------
                                                                     43,795,400
 ------------------------------------------------------------------------------

 OIL & GAS STORAGE &
  TRANSPORTATION-1.35%
 Williams Cos., Inc. (The)                            1,300,000      27,612,000
 ------------------------------------------------------------------------------

 OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.02%
 CapitalSource Inc./(a)/                              1,062,600      20,805,708
 ------------------------------------------------------------------------------

 PACKAGED FOODS & MEATS-1.01%
 McCormick & Co., Inc.                                  294,600      10,246,188
 ------------------------------------------------------------------------------
 TreeHouse Foods, Inc./(a)/                             336,000      10,274,880
 ------------------------------------------------------------------------------
                                                                     20,521,068
 ------------------------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE
 -----------------------------------------------------------------------------

 PHARMACEUTICALS-1.13%
 Medicis Pharmaceutical Corp. -- Class A               360,000 $    12,211,200
 -----------------------------------------------------------------------------
 MGI Pharma, Inc./(a)/                                 400,000      10,920,000
 -----------------------------------------------------------------------------
                                                                    23,131,200
 -----------------------------------------------------------------------------

 RAILROADS-0.53%
 CSX Corp.                                             236,900      10,788,426
 -----------------------------------------------------------------------------

 REAL ESTATE-1.79%
 Aames Investment Corp./(e)/                         1,642,800      15,179,472
 -----------------------------------------------------------------------------
 People's Choice Financial Corp. (Acquired 12/21/04;
  Cost $21,918,000)/(a)(c)/                          2,191,800      21,370,050
 -----------------------------------------------------------------------------
                                                                    36,549,522
 -----------------------------------------------------------------------------

 REAL ESTATE MANAGEMENT &
  DEVELOPMENT-1.13%
 CB Richard Ellis Group, Inc. -- Class A/(a)/          500,000      23,020,000
 -----------------------------------------------------------------------------

 REGIONAL BANKS-0.63%
 Signature Bank/(a)/                                   427,300      12,831,819
 -----------------------------------------------------------------------------

 SEMICONDUCTOR EQUIPMENT-0.74%
 Tessera Technologies Inc./(a)/                        427,500      15,013,800
 -----------------------------------------------------------------------------

 SEMICONDUCTORS-4.81%
 Altera Corp./(a)/                                     915,200      20,015,424
 -----------------------------------------------------------------------------
 Analog Devices, Inc.                                  500,100      19,603,920
 -----------------------------------------------------------------------------
 ATI Technologies Inc. (Canada)/(a)/                   771,800       9,716,962
 -----------------------------------------------------------------------------
 Microchip Technology Inc.                             807,315      25,083,277
 -----------------------------------------------------------------------------
 National Semiconductor Corp.                          957,000      23,647,470
 -----------------------------------------------------------------------------
                                                                    98,067,053
 -----------------------------------------------------------------------------

 SPECIALIZED FINANCE-1.03%
 Chicago Mercantile Exchange Holdings Inc.              69,500      20,922,975
 -----------------------------------------------------------------------------

 SPECIALTY CHEMICALS-0.97%
 Rohm and Haas Co.                                     428,700      19,745,922
 -----------------------------------------------------------------------------

 SPECIALTY STORES-2.47%
 Office Depot, Inc./(a)/                               984,900      27,951,462
 -----------------------------------------------------------------------------
 Staples, Inc.                                         985,550      22,440,974
 -----------------------------------------------------------------------------
                                                                    50,392,436
 -----------------------------------------------------------------------------

 STEEL-1.00%
 Nucor Corp.                                           185,400      10,280,430
 -----------------------------------------------------------------------------
 United States Steel Corp.                             238,400      10,167,760
 -----------------------------------------------------------------------------
                                                                    20,448,190
 -----------------------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE
 -----------------------------------------------------------------------------

 THRIFTS & MORTGAGE FINANCE-0.81%
 Hudson City Bancorp, Inc.                           1,386,900 $    16,407,027
 -----------------------------------------------------------------------------

 TRUCKING-0.51%
 Swift Transportation Co., Inc./(a)/                   476,800      10,484,832
 -----------------------------------------------------------------------------

 WIRELESS TELECOMMUNICATION SERVICES-
  3.56%
 American Tower Corp. -- Class A/(a)/                1,132,700      26,029,446
 -----------------------------------------------------------------------------
 Nextel Partners, Inc. -- Class A/(a)/                 987,550      24,589,995
 -----------------------------------------------------------------------------
 SpectraSite, Inc./(a)/                                268,600      21,944,620
 -----------------------------------------------------------------------------
                                                                    72,564,061
 -----------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
      (Cost $1,639,915,336)                                      2,011,314,443
 -----------------------------------------------------------------------------

                                NUMBER
                                  OF     EXERCISE EXPIRATION
                               CONTRACTS  PRICE      DATE
           PUT OPTIONS
            PURCHASED-0.02%

           HEALTH CARE
            EQUIPMENT-0.02%
             INAMED Corp.
              (Cost $779,215)    1,626     $70     Oct.-05   499,995
           ---------------------------------------------------------

                                                     SHARES
   MONEY MARKET FUNDS-1.30%
   Premier Portfolio-Institutional Class
    (Cost $26,495,353)/(g)/                        26,495,353     26,495,353
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS-100.02%
    (excluding investments purchased with cash
    collateral from securities loaned)
    (Cost $1,667,189,904)                                      2,038,309,791
   --------------------------------------------------------------------------
   INVESTMENTS PURCHASED WITH CASH
    COLLATERAL FROM SECURITIES LOANED

   MONEY MARKET FUNDS-0.47%
   Premier Portfolio-Institutional Class/(g)(h)/    9,532,450      9,532,450
   --------------------------------------------------------------------------
       Total Money Market Funds (purchased with
        cash collateral from securities loaned)
        (Cost $9,532,450)                                          9,532,450
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS-100.49%
    (Cost $1,676,722,354)                                      2,047,842,241
   --------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES-(0.49%)                          (9,969,512)
   --------------------------------------------------------------------------
   NET ASSETS-100.00%                                         $2,037,872,729
   --------------------------------------------------------------------------

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $43,565,944, which represented 2.13% of the Fund's Total Investments. See Note 1A.
/(c)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $87,307,114, which represented 4.28% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.
/(d)/All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.
/(e)/The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities at July 31, 2005 was $37,550,592, which represented 1.84% of the Fund's Net Assets.
/(f)/Each unit represents one common share and one Class B share.
/(g)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(h)/The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

ASSETS:
Investments, at market value (cost $1,604,762,007)*                $ 1,974,263,846
-----------------------------------------------------------------------------------
Investments in affiliates (cost $71,960,347)                            73,578,395
-----------------------------------------------------------------------------------
    Total investments (cost $1,676,722,354)                          2,047,842,241
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      29,820,497
-----------------------------------------------------------------------------------
  Fund shares sold                                                       1,166,721
-----------------------------------------------------------------------------------
  Dividends                                                                707,385
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          435,742
-----------------------------------------------------------------------------------
Other assets                                                                44,925
-----------------------------------------------------------------------------------
    Total assets                                                     2,080,017,511
-----------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                 14,180,532
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                16,250,088
-----------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                       578,730
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            9,532,450
-----------------------------------------------------------------------------------
Accrued distribution fees                                                  408,955
-----------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                            3,444
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                              1,050,986
-----------------------------------------------------------------------------------
Accrued operating expenses                                                 139,597
-----------------------------------------------------------------------------------
  Total liabilities                                                     42,144,782
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $ 2,037,872,729
-----------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                      $ 4,395,279,453
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                                (740,047)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities,
 foreign currencies and futures contracts                           (2,727,786,696)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                            371,120,019
-----------------------------------------------------------------------------------
                                                                   $ 2,037,872,729
-----------------------------------------------------------------------------------

         NET ASSETS:
         Class A                                        $   15,894,629
         -------------------------------------------------------------
         Class B                                        $    2,907,694
         -------------------------------------------------------------
         Class C                                        $    9,080,798
         -------------------------------------------------------------
         Class K                                        $   14,997,481
         -------------------------------------------------------------
         Investor Class                                 $1,984,687,436
         -------------------------------------------------------------
         Institutional Class                            $   10,304,691
         -------------------------------------------------------------

         SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
          UNLIMITED NUMBER OF SHARES AUTHORIZED:
         Class A                                               897,491
         -------------------------------------------------------------
         Class B                                               168,402
         -------------------------------------------------------------
         Class C                                               536,261
         -------------------------------------------------------------
         Class K                                               855,539
         -------------------------------------------------------------
         Investor Class                                    112,087,948
         -------------------------------------------------------------
         Institutional Class                                   569,883
         -------------------------------------------------------------
         Class A:
          Net asset value per share                     $        17.71
         -------------------------------------------------------------
           Offering price per share:
            (Net asset value of $17.71 / 94.50%)        $        18.74
         -------------------------------------------------------------
         Class B:
          Net asset value and offering price per share  $        17.27
         -------------------------------------------------------------
         Class C:
          Net asset value and offering price per share  $        16.93
         -------------------------------------------------------------
         Class K:
          Net asset value and offering price per share  $        17.53
         -------------------------------------------------------------
         Investor Class:
          Net asset value and offering price per share  $        17.71
         -------------------------------------------------------------
         Institutional Class:
          Net asset value and offering price per share  $        18.08
         -------------------------------------------------------------

* At July 31, 2005, securities with an aggregate market value of $9,345,682 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2005

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $69,284)                            $ 15,443,395
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
 income of $437,222, after compensation to counterparties of $533,082)              1,973,665
----------------------------------------------------------------------------------------------
Interest                                                                               19,274
----------------------------------------------------------------------------------------------
   Total investment income                                                         17,436,334
----------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                      12,589,288
----------------------------------------------------------------------------------------------
Administrative services fees                                                          519,635
----------------------------------------------------------------------------------------------
Custodian fees                                                                        209,256
----------------------------------------------------------------------------------------------
Distribution fees:
 Class A                                                                               49,170
----------------------------------------------------------------------------------------------
 Class B                                                                               26,379
----------------------------------------------------------------------------------------------
 Class C                                                                               97,998
----------------------------------------------------------------------------------------------
 Class K                                                                               77,194
----------------------------------------------------------------------------------------------
 Investor Class                                                                     6,004,216
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, K and Investor                                      8,278,449
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                    6,810
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                             116,298
----------------------------------------------------------------------------------------------
Other                                                                                 678,724
----------------------------------------------------------------------------------------------
   Total expenses                                                                  28,653,417
----------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                (277,145)
----------------------------------------------------------------------------------------------
   Net expenses                                                                    28,376,272
----------------------------------------------------------------------------------------------
Net investment income (loss)                                                      (10,939,938)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN
 CURRENCIES AND FUTURES CONTRACTS:
Net realized gain (loss) from:
 Investment securities (included gains from securities sold to affiliates of
   $6,863,422)                                                                    508,437,228
----------------------------------------------------------------------------------------------
 Foreign currencies                                                                  (220,364)
----------------------------------------------------------------------------------------------
 Futures contracts                                                                  2,812,749
----------------------------------------------------------------------------------------------
                                                                                  511,029,613
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                                             57,118,325
----------------------------------------------------------------------------------------------
 Foreign currencies                                                                       (74)
----------------------------------------------------------------------------------------------
                                                                                   57,118,251
----------------------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies and futures contracts     568,147,864
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $557,207,926
----------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2005 and 2004

                                                                                                                       2005
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                   $   (10,939,938)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign currencies and futures contracts                             511,029,613
----------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies                57,118,251
----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                             557,207,926
----------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                                190,494
----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                                 56,868
----------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                             (4,299,521)
----------------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                            (14,531,829)
----------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                  (1,552,723,956)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                 (5,831,140)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                       (1,577,139,084)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                         (1,019,931,158)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                                3,057,803,887
----------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(740,047) and $(568,370), respectively)  $ 2,037,872,729
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       2004
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                   $   (30,738,446)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign currencies and futures contracts                             945,225,491
---------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies              (434,937,006)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                             479,550,039
---------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                              5,426,087
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                                723,339
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                             (3,772,353)
---------------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                            (24,547,120)
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                  (1,337,770,199)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                (22,726,179)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                       (1,382,666,425)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                           (903,116,386)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                                3,960,920,273
---------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(740,047) and $(568,370), respectively)  $ 3,057,803,887
---------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dynamics Fund, formerly INVESCO Dynamics Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  Effective as of the close of business on August 15, 2005, the Fund is limiting public sales of its Class K shares to certain investors.
  Effective as of the close of business on April 1, 2002, the Fund limited public sales of its Investor Class shares to certain investors.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $350 million                             0.60%
              ----------------------------------------------------
              Next $350 million                              0.55%
              ----------------------------------------------------
              Next $1.3 billion                              0.50%
              ----------------------------------------------------
              Next $2 billion                                0.45%
              ----------------------------------------------------
              Next $2 billion                                0.40%
              ----------------------------------------------------
              Next $2 billion                               0.375%
              ----------------------------------------------------
              Over $8 billion                                0.35%
              ----------------------------------------------------

  Effective July 1, 2005, AIM voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 1.20%, 1.95%, 1.95%, 1.40%, 1.20% and 0.95% of average daily net assets, respectively. Prior to July 1, 2005, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A to 1.30%. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.10%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended July 31, 2005, AIM waived fees of $26,054.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended July 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $188,952.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2005, AIM was paid $519,635.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2005, the Fund paid AISI $8,278,449 for Class A, Class B, Class C, Class K and Investor Class shares and $6,810 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class K Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2005, the Class A, Class B, Class C, Class K and Investor Class shares paid $49,170, $26,379, $97,998, $77,194 and $6,004,216, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the year ended July 31, 2005 ADI advised the Fund that it retained $4,005 in front-end sales commissions from the sale of Class A shares and $0, $2,284, $678 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the year ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                           UNREALIZED
                            MARKET VALUE   PURCHASES        PROCEEDS      APPRECIATION  MARKET VALUE  DIVIDEND   REALIZED
FUND                          07/31/04      AT COST        FROM SALES    (DEPRECIATION)   07/31/05     INCOME   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Premier
 Portfolio -- Institutional
 Class                      $154,798,045 $1,259,349,201 $(1,387,651,893)      $--       $26,495,353  $1,536,443     $--
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                       UNREALIZED
                            MARKET VALUE  PURCHASES   PROCEEDS FROM   APPRECIATION  MARKET VALUE DIVIDEND  REALIZED
FUND                          07/31/04     AT COST        SALES      (DEPRECIATION)   07/31/05   INCOME*  GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Premier
 Portfolio -- Institutional
 Class                      $21,329,950  $599,452,522 $(611,250,022)      $--        $9,532,450  $437,222     $--
---------------------------------------------------------------------------------------------------------------------

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended July 31, 2005.

                                                                    CHANGE IN
                                                                    UNREALIZED
                     MARKET VALUE   PURCHASES     PROCEEDS FROM    APPRECIATION  MARKET VALUE  DIVIDEND   REALIZED
FUND                   07/31/04      AT COST          SALES       (DEPRECIATION)   07/31/05     INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
Aames Investment
 Corp.               $         -- $   14,182,844 $            --    $  996,628   $15,179,472  $       --     $--
--------------------------------------------------------------------------------------------------------------------
Centennial Bank
 Holdings, Inc.                --     21,749,700              --       621,420    22,371,120          --      --
--------------------------------------------------------------------------------------------------------------------
 Subtotal            $         -- $   35,932,544 $(1,998,901,915)   $1,618,048   $37,550,592  $       --     $--
--------------------------------------------------------------------------------------------------------------------
 Total               $176,127,995 $1,894,734,267 $(1,998,901,915)   $1,618,048   $73,578,395  $1,973,665     $--
--------------------------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2005, the Fund engaged in securities purchases of $30,028,354 and sales of $56,540,930, which resulted in net realized gains of $6,863,422.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $62,139.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the year ended July 31, 2005, the Fund paid legal fees of $14,047 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended July 31, 2005, the average interfund borrowings for the five days the borrowings were outstanding was $34,690,200 with a weighted average interest rate of 2.44% and interest expense of $11,587. During the year ended July 31, 2005, the Fund did not lend under the interfund lending facility.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the year ended July 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At July 31, 2005, securities with an aggregate value of $9,345,682 were on loan to brokers. The loans were secured by cash collateral of $9,532,450 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended July 31, 2005, the Fund received dividends on cash collateral of $437,222 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long term capital gain distributions paid during the years ended July 31, 2005 and 2004.

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2005, the components of net assets on a tax basis were as follows:

                                                         2005
            -------------------------------------------------------
            Unrealized appreciation -- investments $   368,235,792
            -------------------------------------------------------
            Temporary book/tax differences                (340,182)
            -------------------------------------------------------
            Capital loss carryforward               (2,724,902,469)
            -------------------------------------------------------
            Post-October currency loss deferral           (399,865)
            -------------------------------------------------------
            Shares of beneficial interest            4,395,279,453
            -------------------------------------------------------
            Total net assets                       $ 2,037,872,729
            -------------------------------------------------------

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales and the deferral of losses on certain straddle transactions. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $132.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2005 to utilizing $2,715,789,603 of capital loss carryforward in the fiscal year ended July 31, 2006.

  The Fund has a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ----------------------------------------------
                 July 31, 2010                   $  434,677,619
                 ----------------------------------------------
                 July 31, 2011                    2,290,224,850
                 ----------------------------------------------
                 Total capital loss carryforward $2,724,902,469
                 ----------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2005 was $2,087,380,483 and $3,551,423,964, respectively.
  At the request of the Trustees, AIM recovered third party research credits during the year ended July 31, 2005, in the amount of $281,607. These research credits were recorded as realized gains.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $390,422,458
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (22,186,798)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $368,235,660
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $1,679,606,581.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on July 31, 2005, undistributed net investment income (loss) was increased by $10,768,261, undistributed net realized gain (loss) was increased by $220,364 and shares of beneficial interest decreased by $10,988,625. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                          ------------------------------------------------------------
                                                                    2005/(a)/                         2004
                                                          -----------------------------  -----------------------------
                                                             SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      556,506  $     8,770,684     1,979,317  $    26,579,934
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       34,067          514,425        75,305        1,053,608
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       36,385          551,988       288,214        3,834,257
-----------------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                                 332,020        5,201,768     1,293,894       18,384,954
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                            18,984,016      295,473,845    76,753,034    1,091,080,896
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          703,280       11,182,991     1,246,049       18,319,642
-----------------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          866           14,656           602            6,639
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (887)         (14,656)         (611)          (6,639)
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (553,184)      (8,594,846)   (1,562,509)     (21,160,486)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (28,466)        (442,901)      (22,032)        (323,630)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (325,607)      (4,851,509)     (550,924)      (7,606,610)
-----------------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                              (1,322,033)     (19,733,597)   (3,002,001)     (42,932,074)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                          (117,767,645)  (1,848,197,801) (167,434,476)  (2,428,851,095)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,034,172)     (17,014,131)   (2,721,217)     (41,045,821)
-----------------------------------------------------------------------------------------------------------------------
                                                          (100,384,854) $(1,577,139,084)  (93,657,355) $(1,382,666,425)
-----------------------------------------------------------------------------------------------------------------------

/(a)/There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
/(b)/Effective October 21, 2005, Class K shares will convert to Class A shares.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                             CLASS A
                                                                   ----------------------------------------------------
                                                                                                             MARCH 28, 2002
                                                                                                              (DATE SALES
                                                                                                             COMMENCED) TO
                                                                              YEAR ENDED JULY 31,               JULY 31,
                                                                   -----------------------------------            2002
                                                                        2005          2004          2003     --------------
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 14.21        $ 12.84       $10.82          $ 15.30
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.08)/(a)/    (0.13)/(a)/  (0.09)/(b)/      (0.03)/(a)/
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     3.58           1.50         2.11            (4.45)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  3.50           1.37         2.02            (4.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 17.71        $ 14.21       $12.84          $ 10.82
------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                    24.63%         10.67%       18.56%          (29.22)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $15,895        $12,692       $6,108          $ 2,006
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.24%/(d)/     1.30%        1.24%            1.11%/(e)/
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.25%/(d)/     1.31%        1.24%            1.11%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (0.53)%/(d)/   (0.89)%      (0.81)%          (0.76)%/(e)/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                            87%            95%          91%              81%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.18) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $14,421,408.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                            CLASS B
                                                   --------------------------------------------------
                                                                                           MARCH 28, 2002
                                                                                            (DATE SALES
                                                                                           COMMENCED) TO
                                                             YEAR ENDED JULY 31,              JULY 31,
                                                   ---------------------------------            2002
                                                       2005          2004         2003     --------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period               $13.94        $12.69       $10.78          $ 15.30
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       (0.18)/(a)/   (0.22)/(a)/  (0.08)/(b)/      (0.06)/(a)/
------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                   3.51          1.47         1.99            (4.46)
------------------------------------------------------------------------------------------------------------
   Total from investment operations                  3.33          1.25         1.91            (4.52)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.27        $13.94       $12.69          $ 10.78
------------------------------------------------------------------------------------------------------------
Total return/(c)/                                   23.89%         9.85%       17.72%          (29.54)%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $2,908        $2,282       $1,409          $   390
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements      1.90%/(d)/    1.95%        1.96%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements   1.91%/(d)/    2.26%        2.52%            2.09%/(e)/
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                         (1.19)%/(d)/  (1.54)%      (1.53)%          (1.71)%/(e)/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                           87%           95%          91%              81%
------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.17) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $2,637,924.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                        CLASS C
                                         ---------------------------------------------------------------
                                                                  YEAR ENDED JULY 31,
                                         ---------------------------------------------------------------
                                             2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $13.67        $ 12.44       $ 10.60       $ 17.04       $ 27.78
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)             (0.18)/(a)/    (0.22)/(a)/   (0.18)/(b)/   (0.25)/(b)/   (0.06)/(b)/
--------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                3.44           1.45          2.02         (6.17)       (10.60)
--------------------------------------------------------------------------------------------------------------
   Total from investment operations        3.26           1.23          1.84         (6.42)       (10.66)
--------------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                       --             --            --         (0.02)        (0.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $16.93        $ 13.67       $ 12.44       $ 10.60       $ 17.04
--------------------------------------------------------------------------------------------------------------
Total return/(c)/                         23.85%          9.89%        17.47%       (37.76)%      (38.45)%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $9,081        $11,287       $13,537       $13,440       $28,887
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                          1.90%/(d)/     1.95%         1.96%         1.96%         1.86%
--------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                          1.91%/(d)/     2.67%         3.05%         2.16%         1.86%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                    (1.19)%/(d)/   (1.54)%       (1.54)%       (1.59)%       (1.34)%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      87%            95%           91%           81%           55%
--------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.27), $(0.38), and $(0.10) for the year ended July 31, 2003, 2002, and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
/(d)/Ratios are based on average daily net assets of $9,799,764.

                                                                                     CLASS K
                                                   ---------------------------------------------------------------------
                                                                                                            NOVEMBER 30, 2000
                                                                                                               (DATE SALES
                                                                                                              COMMENCED) TO
                                                                     YEAR ENDED JULY 31,                        JULY 31,
                                                   --------------------------------------------------             2001
                                                        2005          2004          2003          2002      -----------------
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 14.08        $ 12.74       $ 10.76       $ 17.19            $ 22.50
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                        (0.10)/(a)/    (0.14)/(a)/   (0.02)/(b)/   (0.15)/(a)/        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                    3.55           1.48          2.00         (6.26)             (5.28)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                   3.45           1.34          1.98         (6.41)             (5.31)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains              --             --            --         (0.02)                --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 17.53        $ 14.08       $ 12.74       $ 10.76            $ 17.19
-------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                    24.50%         10.52%        18.40%       (37.32)%           (23.60)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $14,997        $25,977       $45,258       $44,745            $     6
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements       1.35%/(d)/     1.40%         1.41%         1.36%              1.48%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements    1.36%/(d)/     1.54%         1.61%         1.36%              3.06%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                          (0.64)%/(d)/   (0.99)%       (0.98)%       (1.05)%            (1.03)%/(e)/
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                            87%            95%           91%           81%                55%
-------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.11) for the year ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $17,154,120.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                              INVESTOR CLASS
                                         -------------------------------------------------------------------------------
                                                                           YEAR ENDED JULY 31,
                                         -------------------------------------------------------------------------------
                                               2005              2004             2003             2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    14.19        $    12.81       $    10.81       $    17.23       $    27.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                 (0.07)/(a)/       (0.11)/(a)/      (0.00)/(b)/      (0.00)/(b)/      (0.12)/(a)(b)/
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                    3.59              1.49             2.00            (6.40)          (10.43)
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations            3.52              1.38             2.00            (6.40)          (10.55)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                           --                --               --            (0.02)           (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    17.71        $    14.19       $    12.81       $    10.81       $    17.23
---------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                             24.81%            10.77%           18.50%          (37.17)%         (37.94)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $1,984,687        $2,992,578       $3,863,821       $3,688,213       $6,562,467
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                              1.15%/(d)/        1.19%            1.21%            1.21%            1.00%
---------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                              1.16%/(d)/        1.29%            1.46%            1.23%            1.00%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                        (0.44)%/(d)/      (0.78)%          (0.78)%          (0.86)%          (0.49)%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          87%               95%              91%              81%              55%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.14), and $(0.06) for the year ended July 31, 2003, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(d)/Ratios are based on average daily net assets of $2,404,496,829.

                                                                INSTITUTIONAL CLASS
                                         -----------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                         -----------------------------------------------------------
                                             2005          2004        2003        2002          2001
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 14.42       $ 12.96       $ 10.88   $ 17.28       $ 27.87
----------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)               0.01/(a)/    (0.04)/(a)/   (0.04)    (0.08)/(a)/   (0.07)/(a)/
----------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                 3.65          1.50          2.12     (6.30)       (10.44)
----------------------------------------------------------------------------------------------------------
   Total from investment operations         3.66          1.46          2.08     (6.38)       (10.51)
----------------------------------------------------------------------------------------------------------
Less distributions from net realized
 gains                                        --            --            --     (0.02)        (0.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 18.08       $ 14.42       $ 12.96   $ 10.88       $ 17.28
----------------------------------------------------------------------------------------------------------
Total return/(b)/                          25.38%        11.26%        19.12%   (36.95)%      (37.78)%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $10,305       $12,987       $30,788   $25,133       $11,622
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                           0.63%/(c)/    0.71%         0.78%     0.84%         0.77%
----------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                           0.64%/(c)/    0.72%         0.78%     0.84%         0.77%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                      0.08%/(c)/   (0.30)%       (0.34)%   (0.53)%       (0.26)%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       87%           95%           91%       81%           55%
----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(c)/Ratios are based on average daily net assets of $10,220,518.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of AIM Small Company Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Company Growth Fund, formerly known as INVESCO Small Company Growth Fund, (one of the funds constituting AIM Stock Funds, hereafter referred to as the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

September 21, 2005
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS
July 31, 2005

                                                              MARKET
                                                   SHARES     VALUE
         --------------------------------------------------------------
         COMMON STOCKS-91.88%

         AEROSPACE & DEFENSE-2.60%
         Ceradyne, Inc./(a)/                       175,000 $  5,577,250
         --------------------------------------------------------------
         Engineered Support Systems, Inc.           80,000    2,958,400
         --------------------------------------------------------------
         Essex Corp./(a)/                          157,000    3,289,150
         --------------------------------------------------------------
                                                             11,824,800
         --------------------------------------------------------------

         AGRICULTURAL PRODUCTS-0.66%
         Corn Products International, Inc.         125,000    3,008,750
         --------------------------------------------------------------

         ALTERNATIVE CARRIERS-0.59%
         Cogent Communications Group, Inc./(a)/    367,900    2,667,275
         --------------------------------------------------------------

         APPAREL RETAIL-2.21%
         Aeropostale, Inc./(a)/                    105,000    3,134,250
         --------------------------------------------------------------
         DSW Inc. -- Class A/(a)/                   19,900      527,350
         --------------------------------------------------------------
         Gymboree Corp. (The)/(a)/                 120,000    2,025,600
         --------------------------------------------------------------
         Hot Topic, Inc./(a)/                      160,000    2,726,400
         --------------------------------------------------------------
         Maidenform Brands, Inc./(a)/               90,600    1,653,450
         --------------------------------------------------------------
                                                             10,067,050
         --------------------------------------------------------------

         APPLICATION SOFTWARE-4.23%
         Catapult Communications Corp./(a)/         75,000    1,222,500
         --------------------------------------------------------------
         Henry (Jack) & Associates, Inc.           300,000    5,778,000
         --------------------------------------------------------------
         Hyperion Solutions Corp./(a)/              50,000    2,353,000
         --------------------------------------------------------------
         Open Solutions Inc./(a)/                   75,000    1,797,000
         --------------------------------------------------------------
         Sonic Solutions/(a)(b)/                   125,000    2,400,000
         --------------------------------------------------------------
         TIBCO Software Inc./(a)/                  303,100    2,330,839
         --------------------------------------------------------------
         Ulticom, Inc./(a)/                        275,000    3,368,750
         --------------------------------------------------------------
                                                             19,250,089
         --------------------------------------------------------------

         ASSET MANAGEMENT & CUSTODY
          BANKS-3.71%
         Affiliated Managers Group, Inc./(a)/       45,000    3,208,500
         --------------------------------------------------------------
         Investors Financial Services Corp./(b)/   175,000    6,023,500
         --------------------------------------------------------------
         National Financial Partners Corp.          70,000    3,167,500
         --------------------------------------------------------------
         Nuveen Investments -- Class A             118,000    4,484,000
         --------------------------------------------------------------
                                                             16,883,500
         --------------------------------------------------------------

         AUTO PARTS & EQUIPMENT-1.19%
         Keystone Automotive Industries, Inc./(a)/ 139,000    3,668,210
         --------------------------------------------------------------
         Midas, Inc./(a)/                           75,000    1,734,750
         --------------------------------------------------------------
                                                              5,402,960
         --------------------------------------------------------------

         BIOTECHNOLOGY-4.90%
         Amylin Pharmaceuticals, Inc./(a)(b)/       98,400    1,836,144
         --------------------------------------------------------------
         CV Therapeutics, Inc./(a)/                 75,000    2,112,750
         --------------------------------------------------------------
         Digene Corp./(a)(c)/                      115,000    3,345,350
         --------------------------------------------------------------
         Incyte Corp./(a)/                         200,000    1,594,000
         --------------------------------------------------------------

                                                              MARKET
                                                   SHARES     VALUE
         --------------------------------------------------------------

         BIOTECHNOLOGY-(CONTINUED)
         Martek Biosciences Corp./(a)(c)/           50,000 $  2,179,500
         --------------------------------------------------------------
         Neurocrine Biosciences, Inc./(a)/          43,300    2,146,814
         --------------------------------------------------------------
         Nuvelo, Inc./(a)/                         200,000    1,830,000
         --------------------------------------------------------------
         Orchid Cellmark, Inc./(a)/                265,000    2,268,400
         --------------------------------------------------------------
         QLT Inc. (Canada)/(a)/                    332,000    2,831,960
         --------------------------------------------------------------
         Rigel Pharmaceuticals, Inc./(a)/          100,000    2,164,500
         --------------------------------------------------------------
                                                             22,309,418
         --------------------------------------------------------------

         BROADCASTING & CABLE TV-1.22%
         New Frontier Media, Inc./(a)/             375,000    2,568,750
         --------------------------------------------------------------
         Radio One, Inc. -- Class D/(a)/           225,000    2,972,250
         --------------------------------------------------------------
                                                              5,541,000
         --------------------------------------------------------------

         BUILDING PRODUCTS-1.06%
         Quixote Corp.                             132,637    2,696,510
         --------------------------------------------------------------
         York International Corp.                   49,400    2,110,862
         --------------------------------------------------------------
                                                              4,807,372
         --------------------------------------------------------------

         CASINOS & GAMING-0.34%
         Multimedia Games, Inc./(a)(b)/            150,000    1,572,000
         --------------------------------------------------------------

         COMPUTER STORAGE & PERIPHERALS-0.34%
         Brocade Communications Systems, Inc./(a)/ 350,000    1,568,000
         --------------------------------------------------------------

         CONSTRUCTION & ENGINEERING-1.34%
         Infrasource Services Inc./(a)/            160,000    2,144,000
         --------------------------------------------------------------
         Perini Corp./(a)/                         225,000    3,962,250
         --------------------------------------------------------------
                                                              6,106,250
         --------------------------------------------------------------

         CONSTRUCTION & FARM MACHINERY & HEAVY
          TRUCKS-1.75%
         Astec Industries, Inc./(a)/               162,200    4,702,178
         --------------------------------------------------------------
         Terex Corp./(a)/                           67,400    3,263,508
         --------------------------------------------------------------
                                                              7,965,686
         --------------------------------------------------------------

         CONSUMER FINANCE-0.39%
         ACE Cash Express, Inc./(a)/                75,000    1,764,750
         --------------------------------------------------------------

         DATA PROCESSING & OUTSOURCED
          SERVICES-2.53%
         Alliance Data Systems Corp./(a)/          180,000    7,662,600
         --------------------------------------------------------------
         iPayment Holdings, Inc./(a)/              100,000    3,871,000
         --------------------------------------------------------------
                                                             11,533,600
         --------------------------------------------------------------

         DISTRIBUTORS-1.15%
         Design Within Reach Inc./(a)/             115,000    2,144,750
         --------------------------------------------------------------
         Source Interlink Cos., Inc./(a)/          250,000    3,110,000
         --------------------------------------------------------------
                                                              5,254,750
         --------------------------------------------------------------

                                                             MARKET
                                                  SHARES     VALUE
          ------------------------------------------------------------

          DIVERSIFIED COMMERCIAL & PROFESSIONAL
           SERVICES-3.18%
          CoStar Group Inc./(a)/                   60,000 $  2,850,000
          ------------------------------------------------------------
          G & K Services, Inc. -- Class A          75,000    2,985,000
          ------------------------------------------------------------
          Navigant Consulting, Inc./(a)/          123,000    2,460,000
          ------------------------------------------------------------
          Pike Electric Corp./(a)/                225,000    3,246,750
          ------------------------------------------------------------
          Sirva Inc./(a)(b)/                      275,000    2,926,000
          ------------------------------------------------------------
                                                            14,467,750
          ------------------------------------------------------------

          ELECTRICAL COMPONENTS &
           EQUIPMENT-1.42%
          EnerSys/(a)/                            209,500    2,928,810
          ------------------------------------------------------------
          Ultralife Batteries, Inc./(a)/          217,900    3,523,443
          ------------------------------------------------------------
                                                             6,452,253
          ------------------------------------------------------------

          ELECTRONIC EQUIPMENT
           MANUFACTURERS-3.56%
          Aeroflex Inc./(a)/                      400,000    3,872,000
          ------------------------------------------------------------
          Cogent Inc./(a)/                        100,000    3,007,000
          ------------------------------------------------------------
          FARO Technologies, Inc./(a)(b)/         130,000    3,078,400
          ------------------------------------------------------------
          Lipman (Israel)                         120,000    3,888,000
          ------------------------------------------------------------
          Photon Dynamics, Inc./(a)(b)/           125,000    2,366,875
          ------------------------------------------------------------
                                                            16,212,275
          ------------------------------------------------------------

          ELECTRONIC MANUFACTURING SERVICES-0.51%
          Staktek Holdings Inc./(a)/              650,000    2,346,500
          ------------------------------------------------------------

          ENVIRONMENTAL & FACILITIES
           SERVICES-0.86%
          Standard Parking Corp./(a)/             225,000    3,933,000
          ------------------------------------------------------------

          FOOTWEAR-0.65%
          Reebok International Ltd./(b)/           70,000    2,961,000
          ------------------------------------------------------------

          GENERAL MERCHANDISE STORES-0.71%
          Tuesday Morning Corp./(a)/               91,800    3,241,458
          ------------------------------------------------------------

          HEALTH CARE EQUIPMENT-5.18%
          Advanced Medical Optics, Inc./(a)/      125,000    5,196,250
          ------------------------------------------------------------
          Cantel Medical Corp./(a)(b)/            120,000    2,101,200
          ------------------------------------------------------------
          Conceptus Inc./(a)/                     150,000    1,198,500
          ------------------------------------------------------------
          Cytyc Corp./(a)/                        250,000    6,240,000
          ------------------------------------------------------------
          Dionex Corp./(a)/                        45,000    2,077,200
          ------------------------------------------------------------
          PerkinElmer, Inc.                        87,500    1,835,750
          ------------------------------------------------------------
          Vnus Medical Technologies/(a)(b)/       193,210    2,403,532
          ------------------------------------------------------------
          Wright Medical Group, Inc./(a)/          98,000    2,534,280
          ------------------------------------------------------------
                                                            23,586,712
          ------------------------------------------------------------

          HEALTH CARE FACILITIES-0.95%
          AmSurg Corp./(a)/                        85,000    2,380,850
          ------------------------------------------------------------
          HealthSouth Corp./(a)/                  365,000    1,956,400
          ------------------------------------------------------------
                                                             4,337,250
          ------------------------------------------------------------

          HEALTH CARE SERVICES-2.44%
          DaVita, Inc./(a)/                        50,000    2,362,000
          ------------------------------------------------------------

                                                            MARKET
                                                 SHARES     VALUE
           ----------------------------------------------------------

           HEALTH CARE SERVICES-(CONTINUED)
           Eclipsys Corp./(a)/                    95,000 $  1,612,150
           ----------------------------------------------------------
           Emageon Inc./(a)/                     160,000    2,224,000
           ----------------------------------------------------------
           Gentiva Health Services, Inc./(a)/    140,000    2,700,600
           ----------------------------------------------------------
           HealthExtras, Inc./(a)/               110,000    2,187,900
           ----------------------------------------------------------
                                                           11,086,650
           ----------------------------------------------------------

           HEALTH CARE SUPPLIES-1.62%
           Align Technology, Inc./(a)(b)/        287,400    1,873,848
           ----------------------------------------------------------
           ev3 Inc./(a)/                         100,000    1,940,000
           ----------------------------------------------------------
           Gen-Probe Inc./(a)(c)/                 80,500    3,549,245
           ----------------------------------------------------------
                                                            7,363,093
           ----------------------------------------------------------

           HOME FURNISHINGS-0.76%
           Tempur-Pedic International Inc./(a)/  200,000    3,442,000
           ----------------------------------------------------------

           HOMEFURNISHING RETAIL-1.07%
           Cost Plus, Inc./(a)/                  100,000    2,253,000
           ----------------------------------------------------------
           Linens 'n Things, Inc./(a)(b)/        100,000    2,625,000
           ----------------------------------------------------------
                                                            4,878,000
           ----------------------------------------------------------

           HOTELS, RESORTS & CRUISE LINES-0.73%
           Four Seasons Hotels, Inc. (Canada)     50,000    3,325,000
           ----------------------------------------------------------

           HOUSEHOLD APPLIANCES-0.97%
           Blount International, Inc./(a)/       250,000    4,395,000
           ----------------------------------------------------------

           INDUSTRIAL GASES-0.49%
           Airgas, Inc.                           75,000    2,212,500
           ----------------------------------------------------------

           INDUSTRIAL MACHINERY-0.88%
           Kadant Inc./(a)/                      175,000    3,998,750
           ----------------------------------------------------------

           INTEGRATED TELECOMMUNICATION
            SERVICES-0.88%
           Iowa Telecommunications Services Inc. 175,000    3,321,500
           ----------------------------------------------------------
           NeuStar, Inc.-- Class A/(a)/           24,400      683,200
           ----------------------------------------------------------
                                                            4,004,700
           ----------------------------------------------------------

           INTERNET RETAIL-0.93%
           Blue Nile, Inc./(a)(b)/                50,000    1,663,000
           ----------------------------------------------------------
           FTD Group, Inc./(a)/                  225,000    2,576,250
           ----------------------------------------------------------
                                                            4,239,250
           ----------------------------------------------------------

           INTERNET SOFTWARE & SERVICES-1.31%
           CyberSource Corp./(a)/                250,000    1,750,000
           ----------------------------------------------------------
           Kintera Inc./(a)/                     498,156    2,042,440
           ----------------------------------------------------------
           Websense, Inc./(a)/                    43,200    2,153,088
           ----------------------------------------------------------
                                                            5,945,528
           ----------------------------------------------------------

           IT CONSULTING & OTHER SERVICES-1.30%
           Perot Systems Corp. -- Class A/(a)/   175,500    2,471,040
           ----------------------------------------------------------
           TNS Inc./(a)/                         150,000    3,450,000
           ----------------------------------------------------------
                                                            5,921,040
           ----------------------------------------------------------

                                                              MARKET
                                                   SHARES     VALUE
         --------------------------------------------------------------

         LEISURE FACILITIES-0.78%
         Speedway Motorsports, Inc.                 90,000 $  3,554,100
         --------------------------------------------------------------

         LEISURE PRODUCTS-0.44%
         K2 Inc./(a)/                              150,000    1,995,000
         --------------------------------------------------------------

         MANAGED HEALTH CARE-0.26%
         Molina Healthcare Inc./(a)/                50,100    1,199,394
         --------------------------------------------------------------

         METAL & GLASS CONTAINERS-0.51%
         Crown Holdings, Inc./(a)/                 146,000    2,305,340
         --------------------------------------------------------------

         MOVIES & ENTERTAINMENT-1.38%
         Regal Entertainment Group -- Class A/(b)/ 325,000    6,275,750
         --------------------------------------------------------------

         OFFICE SERVICES & SUPPLIES-0.92%
         Mine Safety Appliances Co.                 69,100    3,378,990
         --------------------------------------------------------------
         PeopleSupport, Inc./(a)/                   86,500      829,535
         --------------------------------------------------------------
                                                              4,208,525
         --------------------------------------------------------------

         OIL & GAS DRILLING-1.88%
         Atwood Oceanics, Inc./(a)(c)/              40,000    2,726,800
         --------------------------------------------------------------
         Rowan Cos., Inc./(c)/                      70,000    2,391,200
         --------------------------------------------------------------
         Todco -- Class A/(a)(c)/                   50,000    1,535,500
         --------------------------------------------------------------
         Unit Corp./(a)(c)/                         40,000    1,900,000
         --------------------------------------------------------------
                                                              8,553,500
         --------------------------------------------------------------

         OIL & GAS EQUIPMENT & SERVICES-1.71%
         Input/Output, Inc./(a)(b)/                525,000    3,801,000
         --------------------------------------------------------------
         Key Energy Services, Inc./(a)/            176,200    2,308,220
         --------------------------------------------------------------
         Maverick Tube Corp./(a)/                   50,000    1,658,500
         --------------------------------------------------------------
                                                              7,767,720
         --------------------------------------------------------------

         OIL & GAS EXPLORATION & PRODUCTION-1.66%
         Barrett (Bill) Corp./(a)/                 150,000    4,798,500
         --------------------------------------------------------------
         Spinnaker Exploration Co./(a)(c)/          70,000    2,746,800
         --------------------------------------------------------------
                                                              7,545,300
         --------------------------------------------------------------

         OIL & GAS REFINING & MARKETING -0.44%
         Alon USA Energy, Inc./(a)/                112,700    2,000,425
         --------------------------------------------------------------

         PACKAGED FOODS & MEATS-1.90%
         Diamond Foods, Inc./(a)/                   90,100    1,995,715
         --------------------------------------------------------------
         Premium Standard Farms, Inc.              175,000    2,625,000
         --------------------------------------------------------------
         Sanderson Farms, Inc.                      45,000    1,939,050
         --------------------------------------------------------------
         TreeHouse Foods, Inc./(a)/                 68,000    2,079,440
         --------------------------------------------------------------
                                                              8,639,205
         --------------------------------------------------------------

         PHARMACEUTICALS-4.09%
         Andrx Corp./(a)/                          165,000    3,060,750
         --------------------------------------------------------------
         Medicis Pharmaceutical Corp. -- Class A   143,100    4,853,952
         --------------------------------------------------------------
         MGI Pharma, Inc./(a)/                     164,000    4,477,200
         --------------------------------------------------------------
         Par Pharmaceutical Cos. Inc./(a)/          67,500    1,580,850
         --------------------------------------------------------------
         Salix Pharmaceuticals, Ltd./(a)/          100,000    1,930,000
         --------------------------------------------------------------
         Valeant Pharmaceuticals International     138,500    2,732,605
         --------------------------------------------------------------
                                                             18,635,357
         --------------------------------------------------------------

                                                             MARKET
                                                  SHARES     VALUE
          ------------------------------------------------------------

          REGIONAL BANKS-2.55%
          East West Bancorp, Inc.                 110,000 $  3,795,000
          ------------------------------------------------------------
          Nara Bancorp, Inc.                      165,600    2,573,424
          ------------------------------------------------------------
          South Financial Group, Inc. (The)        54,300    1,572,528
          ------------------------------------------------------------
          UCBH Holdings, Inc.                     200,000    3,654,000
          ------------------------------------------------------------
                                                            11,594,952
          ------------------------------------------------------------

          RESTAURANTS-1.15%
          CKE Restaurants, Inc.                   260,000    3,369,600
          ------------------------------------------------------------
          Ruby Tuesday, Inc.                       75,000    1,876,500
          ------------------------------------------------------------
                                                             5,246,100
          ------------------------------------------------------------

          SEMICONDUCTOR EQUIPMENT-1.20%
          Mattson Technology, Inc./(a)(b)/        375,000    3,187,500
          ------------------------------------------------------------
          Rudolph Technologies, Inc./(a)/         150,000    2,286,000
          ------------------------------------------------------------
                                                             5,473,500
          ------------------------------------------------------------

          SEMICONDUCTORS-2.30%
          Hittite Microwave Corp./(a)/            112,600    2,182,188
          ------------------------------------------------------------
          Integrated Device Technology, Inc./(a)/ 350,000    4,046,000
          ------------------------------------------------------------
          Semtech Corp./(a)/                      125,000    2,295,000
          ------------------------------------------------------------
          Sigmatel Inc./(a)/                       97,100    1,944,913
          ------------------------------------------------------------
                                                            10,468,101
          ------------------------------------------------------------

          SPECIALIZED CONSUMER SERVICES-1.11%
          Jackson Hewitt Tax Service Inc.         200,000    5,062,000
          ------------------------------------------------------------

          SPECIALIZED FINANCE-1.18%
          Marlin Business Services Inc./(a)/      120,000    2,670,000
          ------------------------------------------------------------
          Primus Guaranty, Ltd. (Bermuda)/(a)(b)/ 200,000    2,718,000
          ------------------------------------------------------------
                                                             5,388,000
          ------------------------------------------------------------

          SPECIALTY STORES-1.25%
          Gander Mountain Co./(a)(b)/             125,000    1,433,750
          ------------------------------------------------------------
          Golf Galaxy, Inc./(a)/                   42,100      783,481
          ------------------------------------------------------------
          PETCO Animal Supplies, Inc./(a)/        125,000    3,483,750
          ------------------------------------------------------------
                                                             5,700,981
          ------------------------------------------------------------

          SYSTEMS SOFTWARE-0.39%
          Micromuse Inc./(a)/                     310,600    1,754,890
          ------------------------------------------------------------

          TECHNOLOGY DISTRIBUTORS-0.49%
          PC Connection, Inc./(a)/                405,600    2,238,912
          ------------------------------------------------------------

          THRIFTS & MORTGAGE FINANCE-2.33%
          BankUnited Financial Corp. -- Class A   113,300    2,991,120
          ------------------------------------------------------------
          Commercial Capital Bancorp, Inc.        175,000    3,472,000
          ------------------------------------------------------------
          Franklin Bank Corp./(a)/                225,000    4,133,250
          ------------------------------------------------------------
                                                            10,596,370
          ------------------------------------------------------------

          TRADING COMPANIES &
           DISTRIBUTORS-1.35%
          Watsco, Inc.                             60,000    2,841,600
          ------------------------------------------------------------
          WESCO International, Inc./(a)/           97,000    3,303,820
          ------------------------------------------------------------
                                                             6,145,420
          ------------------------------------------------------------
              Total Common Stocks
               (Cost $386,767,176)                         418,225,801
          ------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-8.96%
 Premier Portfolio-Institutional Class
  (Cost $40,793,489)/(d)/                             40,793,489 $ 40,793,489
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.84% (excluding
  investments purchased with cash collateral from
  securities loaned) (Cost $427,560,665)                          459,019,290
 -----------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

 MONEY MARKET FUNDS-4.03%
 Premier Portfolio-Institutional Class/(d)(e)/        18,334,224   18,334,224
 -----------------------------------------------------------------------------
     Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $18,334,224)                                           18,334,224
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-104.87% (Cost $445,894,889)                    477,353,514
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(4.87%)                            (22,146,898)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $455,206,616
 -----------------------------------------------------------------------------

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.
/(c)/A portion of this security is subject to call options written. See Note 1F and Note 9.
/(d)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(e)/The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

ASSETS:
Investments, at market value (cost $386,767,176)*                     $ 418,225,801
------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $59,127,713)          59,127,713
------------------------------------------------------------------------------------
    Total investments (cost $445,894,889)                               477,353,514
------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       14,148,869
------------------------------------------------------------------------------------
  Fund shares sold                                                        3,320,336
------------------------------------------------------------------------------------
  Dividends                                                                 121,519
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           102,159
------------------------------------------------------------------------------------
Other assets                                                                 50,123
------------------------------------------------------------------------------------
    Total assets                                                        495,096,520
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                  18,629,183
------------------------------------------------------------------------------------
  Fund shares reacquired                                                  1,764,804
------------------------------------------------------------------------------------
  Options written, at market value (premiums received $514,313)             656,930
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                        134,627
------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            18,334,224
------------------------------------------------------------------------------------
Accrued distribution fees                                                    88,850
------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                             1,393
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                 187,387
------------------------------------------------------------------------------------
Accrued operating expenses                                                   92,506
------------------------------------------------------------------------------------
    Total liabilities                                                    39,889,904
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 455,206,616
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $ 839,723,188
------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                 (136,814)
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities,
 futures contracts and option contracts                                (415,695,766)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and option contracts    31,316,008
------------------------------------------------------------------------------------
                                                                      $ 455,206,616
------------------------------------------------------------------------------------

          NET ASSETS:
          Class A                                         $ 16,593,630
          ------------------------------------------------------------
          Class B                                         $  5,368,764
          ------------------------------------------------------------
          Class C                                         $  2,853,337
          ------------------------------------------------------------
          Class K                                         $  4,200,543
          ------------------------------------------------------------
          Investor Class                                  $407,557,179
          ------------------------------------------------------------
          Institutional Class                             $ 18,633,163
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
           NUMBER OF SHARES AUTHORIZED:
          Class A                                            1,254,290
          ------------------------------------------------------------
          Class B                                              414,329
          ------------------------------------------------------------
          Class C                                              230,281
          ------------------------------------------------------------
          Class K                                              318,529
          ------------------------------------------------------------
          Investor Class                                    30,769,597
          ------------------------------------------------------------
          Institutional Class                                1,404,605
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      13.23
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $13.23 / 94.50%)        $      14.00
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      12.96
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $      12.39
          ------------------------------------------------------------
          Class K:
            Net asset value and offering price per share  $      13.19
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      13.25
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      13.27
          ------------------------------------------------------------

* At July 31, 2005, securities with an aggregate market value of $17,833,426 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2005

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,386)                             $  1,366,889
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
 income of $114,364 after compensation to counterparties of $443,344)                 760,994
----------------------------------------------------------------------------------------------
   Total investment income                                                          2,127,883
----------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                       3,721,889
----------------------------------------------------------------------------------------------
Administrative services fees                                                          159,834
----------------------------------------------------------------------------------------------
Custodian fees                                                                         65,587
----------------------------------------------------------------------------------------------
Distribution fees:
 Class A                                                                               41,427
----------------------------------------------------------------------------------------------
 Class B                                                                               47,089
----------------------------------------------------------------------------------------------
 Class C                                                                               26,101
----------------------------------------------------------------------------------------------
 Class K                                                                              306,133
----------------------------------------------------------------------------------------------
 Investor Class                                                                     1,074,521
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, K & Investor                                        1,924,229
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      397
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                              33,304
----------------------------------------------------------------------------------------------
Other                                                                                 376,389
----------------------------------------------------------------------------------------------
   Total expenses                                                                   7,776,900
----------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                 (88,653)
----------------------------------------------------------------------------------------------
   Net expenses                                                                     7,688,247
----------------------------------------------------------------------------------------------
Net investment income (loss)                                                       (5,560,364)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FUTURES
 CONTRACTS AND OPTION CONTRACTS:
Net realized gain (loss) from:
 Investment securities (includes gains from securities sold to affiliates of
   $4,428,748)                                                                    111,953,751
----------------------------------------------------------------------------------------------
 Futures contracts                                                                 (2,227,061)
----------------------------------------------------------------------------------------------
 Option contracts written                                                             875,120
----------------------------------------------------------------------------------------------
                                                                                  110,601,810
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                                              9,089,237
----------------------------------------------------------------------------------------------
 Option contracts written                                                            (142,617)
----------------------------------------------------------------------------------------------
                                                                                    8,946,620
----------------------------------------------------------------------------------------------
Net gain from investment securities, futures contracts and option contracts       119,548,430
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $113,988,066
----------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2005 and 2004

                                                                                                                     2005
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                  $  (5,560,364)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures contracts and option contracts                            110,601,810
-------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and option contracts                8,946,620
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                          113,988,066
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                           8,749,357
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                           2,794,627
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                             395,145
-------------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                         (99,670,690)
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                 (191,876,676)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                              18,196,801
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                      (261,411,436)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                        (147,423,370)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                               602,629,986
-------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(136,814) and $(74,383), respectively)  $ 455,206,616
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     2004
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                  $ (11,521,342)
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures contracts and option contracts                            220,313,063
------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities and option contracts             (127,383,246)
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                           81,408,475
------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                          (1,089,987)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                           1,459,096
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                            (110,783)
------------------------------------------------------------------------------------------------------------------------------
  Class K                                                                                                          (4,481,287)
------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                                 (468,340,735)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                      --
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                                      (472,563,696)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                                        (391,155,221)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                               993,785,207
------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(136,814) and $(74,383), respectively)  $ 602,629,986
------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Company Growth Fund, formerly INVESCO Small Company Growth Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on April 1, 2002, the Fund limited public sales of its Investor Class shares to certain investors. Effective as of the close of business on August 15, 2005, the Fund is limiting public sales of its Class K shares to certain investors.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the
I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $350 million                             0.75%
              ----------------------------------------------------
              Next $350 million                              0.65%
              ----------------------------------------------------
              Next $1.3 billion                              0.55%
              ----------------------------------------------------
              Next $2 billion                                0.45%
              ----------------------------------------------------
              Next $2 billion                                0.40%
              ----------------------------------------------------
              Next $2 billion                               0.375%
              ----------------------------------------------------
              Over $8 billion                                0.35%
              ----------------------------------------------------

  Under the terms of a master sub-advisory agreement between AIM with INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM paid INVESCO 40% of the fee paid by the Fund to AIM. This sub-advisory agreement expired on September 30, 2004.
  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.70%, 1.50% and 1.25% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.10%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended July 31, 2005, AIM waived fees of $10,627.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended July 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $63,733.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2005, AIM was paid $159,834.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2005, the Fund paid AISI $1,924,229 for Class A, Class B, Class C, Class K and Investor Class share classes and $397 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class K Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2005, the Class A, Class B, Class C, Class K and Investor Class shares paid $41,427, $47,089, $26,101, $306,133 and $1,074,521, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the year ended July 31, 2005 ADI advised the Fund that it retained $8,395 in front-end sales commissions from the sale of Class A shares and $0, $2,587, $236 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                  CHANGE IN
                                           MARKET                                 UNREALIZED     MARKET
                                           VALUE     PURCHASES      PROCEEDS     APPRECIATION    VALUE     DIVIDEND  REALIZED
FUND                                      07/31/04    AT COST      FROM SALES   (DEPRECIATION)  07/31/05    INCOME  GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $3,265,874 $423,014,846 $(385,487,231)      $--       $40,793,489 $646,630     $--
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                   CHANGE IN
                                           MARKET                                  UNREALIZED     MARKET
                                           VALUE      PURCHASES      PROCEEDS     APPRECIATION    VALUE     DIVIDEND  REALIZED
FUND                                      07/31/04     AT COST      FROM SALES   (DEPRECIATION)  07/31/05   INCOME*  GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $20,058,609 $360,398,301 $(362,122,686)      $--       $18,334,224 $114,364     $--
--------------------------------------------------------------------------------------------------------------------------------
Total                                    $23,324,483 $783,413,147 $(747,609,917)      $--       $59,127,713 $760,994     $--
--------------------------------------------------------------------------------------------------------------------------------

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2005, the Fund engaged in securities purchases of $21,947,561 and sales of $21,773,491, which resulted in net realized gains of $4,428,748.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $14,293.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the year ended July 31, 2005, the Fund paid legal fees of $6,039 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the year ended July 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At July 31, 2005, securities with an aggregate value of $17,833,426 were on loan to brokers. The loans were secured by cash collateral of $18,334,224 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended July 31, 2005, the Fund received dividends on cash collateral of $114,364 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
                    ---------------------------------------
                                      CALL OPTION CONTRACTS
                                      --------------------
                                      NUMBER OF  PREMIUMS
                                      CONTRACTS  RECEIVED
                    ---------------------------------------
                    Beginning of year      --   $       --
                    ---------------------------------------
                    Written            16,583    1,705,672
                    ---------------------------------------
                    Closed             (3,003)    (329,139)
                    ---------------------------------------
                    Exercised            (450)     (73,137)
                    ---------------------------------------
                    Expired            (9,209)    (789,083)
                    ---------------------------------------
                    End of year         3,921   $  514,313
                    ---------------------------------------

                            OPEN CALLS OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------
                                                                                    CHANGE IN
                                                                                    UNREALIZED
                                  CONTRACT STRIKE NUMBER OF PREMIUMS MARKET VALUE  APPRECIATION
                                   MONTH   PRICE  CONTRACTS RECEIVED   07/31/05   (DEPRECIATION)
------------------------------------------------------------------------------------------------
Digene Corp.                       Aug-05  $30.0      600   $ 91,220   $ 60,000     $  31,220
------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.              Sep-05   70.0      400     65,797     89,000       (23,203)
------------------------------------------------------------------------------------------------
Gen-Probe Inc.                     Sep-05   45.0      400     84,265     94,000        (9,735)
------------------------------------------------------------------------------------------------
Market Biosciences Corp.           Sep-05   50.0      321     31,145     25,680         5,465
------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                   Sep-05   35.0      600     43,798     97,500       (53,702)
------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.          Sep-05   40.0      700    110,259    120,750       (10,491)
------------------------------------------------------------------------------------------------
Todco -- Class A                   Sep-05   30.0      500     40,003    120,000       (79,997)
------------------------------------------------------------------------------------------------
Unit Corp.                         Sep-05   50.0      400     47,826     50,000        (2,174)
------------------------------------------------------------------------------------------------
Total outstanding options written                   3,921   $514,313   $656,930     $(142,617)
------------------------------------------------------------------------------------------------

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The fund paid no distributions during the years ended July 31, 2005 and July 31, 2004.

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2005, the components of net assets on a tax basis were as follows:

                                                         2005
             -----------------------------------------------------
             Unrealized appreciation -- investments $  30,853,493
             -----------------------------------------------------
             Temporary book/tax differences               (79,848)
             -----------------------------------------------------
             Capital loss carryforward               (415,290,217)
             -----------------------------------------------------
             Shares of beneficial interest            839,723,188
             -----------------------------------------------------
             Total net assets                       $ 455,206,616
             -----------------------------------------------------

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the recognition for tax purposes of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on option contracts written of $(142,617).
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $106,684,898 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                   $108,383,074
                 ---------------------------------------------
                 July 31, 2011                    306,907,143
                 ---------------------------------------------
                 Total capital loss carryforward $415,290,217
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2005 was $978,130,711 and $1,278,328,340, respectively.
  At the request of the Trustees, AIM recovered third party research credits during the year ended July 31, 2005, in the amount of $110,888. These research credits were recorded as realized gains.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 45,800,364
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (14,804,254)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 30,996,110
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $446,357,404.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on July 31, 2005, undistributed net investment income (loss) was increased by $5,497,933, undistributed net realized gain (loss) was decreased by $619,196 and shares of beneficial interest decreased by $4,878,737. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED JULY 31,
                                                          ------------------------------------------------------
                                                                   2005/(A)/                     2004
                                                          --------------------------  --------------------------
                                                             SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   1,585,421  $  19,110,253      864,587  $   9,154,173
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     556,041      6,418,657      164,324      1,842,822
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     223,636      2,445,311    1,766,802     17,696,411
-----------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                                428,614      5,100,249    3,093,782     34,174,395
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                            7,478,089     86,925,322   41,851,952    458,943,231
-----------------------------------------------------------------------------------------------------------------
  Institutional Class/(c)/                                  1,405,160     18,204,038           --             --
-----------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      22,064        263,439        8,189         92,775
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (22,476)      (263,439)      (8,305)       (92,775)
-----------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (900,158)   (10,624,335)    (962,897)   (10,336,935)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                    (289,813)    (3,360,591)     (26,636)      (290,951)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                    (186,295)    (2,050,166)  (1,750,220)   (17,807,194)
-----------------------------------------------------------------------------------------------------------------
  Class K/(b)/                                             (9,261,321)  (104,770,939)  (3,463,825)   (38,655,682)
-----------------------------------------------------------------------------------------------------------------
  Investor Class                                          (24,140,390)  (278,801,998) (83,507,791)  (927,283,966)
-----------------------------------------------------------------------------------------------------------------
  Institutional Class/(c)/                                       (555)        (7,237)          --             --
-----------------------------------------------------------------------------------------------------------------
                                                          (23,101,983) $(261,411,436) (41,970,038) $(472,563,696)
-----------------------------------------------------------------------------------------------------------------

/(a)/There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 39% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
/(b)/Effective October 21, 2005, Class K shares will convert to Class A shares. /(c)/Institutional Class shares commenced sales on July 13, 2005.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                                   -----------------------------------------------
                                                                                                        MARCH 28, 2002
                                                                                                         (DATE SALES
                                                                                                        COMMENCED) TO
                                                                           YEAR ENDED JULY 31,             JULY 31,
                                                                   ----------------------------------        2002
                                                                        2005          2004       2003   --------------
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.49        $10.00       $ 8.41      $ 11.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.13)/(a)/   (0.14)/(a)/  (0.01)       (0.02)/(a)/
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     2.87          0.63         1.60        (2.82)
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  2.74          0.49         1.59        (2.84)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 13.23        $10.49       $10.00      $  8.41
-------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                    26.12%         4.90%       18.91%      (25.24)%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $16,594        $5,737       $6,372      $ 2,607
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.54%/(c)/    1.60%        1.38%        1.24%/(d)/
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.55%/(c)/    1.63%        1.38%        1.24%/(d)/
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          (1.13)%/(c)/  (1.32)%      (0.69)%      (0.74)%/(d)/
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                           199%          130%         119%          99%
-------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are based on average daily net assets of $12,152,828.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                          CLASS B
                                                                   ----------------------------------------------
                                                                                                       MARCH 28, 2002
                                                                                                        (DATE SALES
                                                                                                       COMMENCED) TO
                                                                           YEAR ENDED JULY 31,            JULY 31,
                                                                   ---------------------------------        2002
                                                                       2005          2004       2003   --------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.33        $ 9.91       $ 8.41      $ 11.25
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.21)/(a)/   (0.22)/(a)/  (0.07)       (0.04)/(a)/
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    2.84          0.64         1.57        (2.80)
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 2.63          0.42         1.50        (2.84)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.96        $10.33       $ 9.91      $  8.41
------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                   25.46%         4.24%       17.84%      (25.24)%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $5,369        $1,762       $  408      $    67
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     2.20%/(c)/    2.25%        2.25%        2.14%/(d)/
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  2.21%/(c)/    2.89%        4.00%        2.14%/(d)/
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.79)%/(c)/  (1.97)%      (1.61)%      (1.68)%/(d)/
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                          199%          130%         119%          99%
------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are based on average daily net assets of $4,708,862.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                         CLASS C
                                                             ---------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                             ---------------------------------------------------------
                                                                 2005          2004       2003       2002          2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 9.88        $ 9.49       $ 8.09   $ 12.54       $ 18.37
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                 (0.20)/(a)/   (0.20)/(a)/  (0.18)    (0.18)/(a)/   (0.12)/(b)/
----------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                                 2.71          0.59         1.58     (4.27)        (4.78)
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                            2.51          0.39         1.40     (4.45)        (4.90)
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                       --            --           --        --         (0.93)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $12.39        $ 9.88       $ 9.49   $  8.09       $ 12.54
----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                             25.41%         4.11%       17.45%   (35.57)%      (27.24)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $2,853        $1,907       $1,673   $ 1,087       $ 2,034
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements                2.20%/(d)/    2.25%        2.25%     2.25%         2.13%
----------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements             2.21%/(d)/    3.48%        3.55%     2.70%         2.13%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (1.79)%/(d)/  (1.97)%      (1.73)%   (1.81)%       (1.12)%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         199%          130%         119%       99%          112%
----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.16) for the year ended July 31, 2001.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
/(d)/Ratios are based on average daily net assets of $2,610,087.

                                                                                            CLASS K
                                                                   --------------------------------------------------
                                                                                                         DECEMBER 14, 2001
                                                                                                            (DATE SALES
                                                                                                           COMMENCED) TO
                                                                            YEAR ENDED JULY 31,              JULY 31,
                                                                   -----------------------------------         2002
                                                                       2005          2004        2003    -----------------
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.46        $  9.99       $  8.43        $ 11.76
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.14)/(a)/    (0.16)/(a)/   (0.01)         (0.05)/(a)/
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    2.87           0.63          1.57          (3.28)
----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 2.73           0.47          1.56          (3.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $13.19        $ 10.46       $  9.99        $  8.43
----------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                   26.10%          4.70%        18.51%        (28.32)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $4,201        $95,752       $95,105        $66,451
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.65%/(c)/     1.70%         1.70%          1.17%/(d)/
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.66%/(c)/     1.98%         3.12%          1.17%/(d)/
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.24)%/(c)/   (1.42)%       (1.12)%        (0.80)%/(d)/
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                          199%           130%          119%            99%
----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are based on average daily net assets of $68,029,547.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                INVESTOR CLASS
                                                   -------------------------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                                   -------------------------------------------------------------------
                                                        2005            2004         2003         2002            2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.49        $   9.99       $   8.41   $  12.76       $    18.50
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                         (0.12)/(a)/     (0.13)/(a)/    (0.00)     (0.01)/(b)/      (0.04)/(a)/
----------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                     2.88            0.63           1.58      (4.34)           (4.77)
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                    2.76            0.50           1.58      (4.35)           (4.81)
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains               --              --             --         --            (0.93)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.25        $  10.49       $   9.99   $   8.41       $    12.76
----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                     26.31%           5.00%         18.79%    (34.09)%         (26.53)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $407,557        $497,472       $890,227   $800,520       $1,395,113
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements        1.45%/(d)/      1.49%          1.50%      1.45%            1.29%
----------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements     1.46%/(d)/      1.59%          1.67%      1.45%            1.29%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                           (1.04)%/(d)/    (1.21)%        (0.94)%    (1.01)%          (0.28)%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 199%            130%           119%        99%             112%
----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) for the year ended July 31, 2002.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(d)/Ratios are based on average daily net assets of $430,553,031.

                                                            INSTITUTIONAL CLASS
                                                            -------------------
                                                               JULY 13, 2005
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                 JULY 31,
                                                                   2005
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 12.98
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.00)/(a)/
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.29
--------------------------------------------------------------------------------
    Total from investment operations                                 0.29
--------------------------------------------------------------------------------
Net asset value, end of period                                    $ 13.27
--------------------------------------------------------------------------------
Total return/(b)/                                                    2.23%
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $18,633
--------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.77%/(c)/
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.78%/(c)/
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (0.36)%/(c)/
--------------------------------------------------------------------------------
Portfolio turnover rate/(d)/                                          199%
--------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $13,405,741. /(d)/Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM S&P 500 Index Fund, formerly known as INVESCO S&P 500 Index Fund, (one of the funds constituting AIM Stock Funds, hereafter referred to as the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

September 21, 2005
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS
July 31, 2005

                                                              MARKET
                                                   SHARES     VALUE
       --------------------------------------------------------------------
       COMMON STOCKS & OTHER EQUITY
        INTERESTS-97.82%

       ADVERTISING-0.18%
       Interpublic Group of Cos., Inc. (The)/(a)/    8,650 $     108,125
       --------------------------------------------------------------------
       Omnicom Group Inc.                            3,761       319,196
       --------------------------------------------------------------------
                                                                 427,321
       --------------------------------------------------------------------

       AEROSPACE & DEFENSE-2.16%
       Boeing Co. (The)                             16,951     1,118,936
       --------------------------------------------------------------------
       General Dynamics Corp.                        4,109       473,316
       --------------------------------------------------------------------
       Goodrich Corp.                                2,456       108,653
       --------------------------------------------------------------------
       Honeywell International Inc.                 17,506       687,636
       --------------------------------------------------------------------
       L-3 Communications Holdings, Inc.             2,434       190,412
       --------------------------------------------------------------------
       Lockheed Martin Corp.                         8,288       517,171
       --------------------------------------------------------------------
       Northrop Grumman Corp.                        7,366       408,445
       --------------------------------------------------------------------
       Raytheon Co.                                  9,268       364,510
       --------------------------------------------------------------------
       Rockwell Collins, Inc.                        3,665       178,852
       --------------------------------------------------------------------
       United Technologies Corp.                    20,998     1,064,599
       --------------------------------------------------------------------
                                                               5,112,530
       --------------------------------------------------------------------

       AGRICULTURAL PRODUCTS-0.12%
       Archer-Daniels-Midland Co.                   12,747       292,416
       --------------------------------------------------------------------

       AIR FREIGHT & LOGISTICS-0.94%
       FedEx Corp.                                   6,196       521,022
       --------------------------------------------------------------------
       Ryder System, Inc.                            1,296        50,531
       --------------------------------------------------------------------
       United Parcel Service, Inc. -- Class B       22,851     1,667,437
       --------------------------------------------------------------------
                                                               2,238,990
       --------------------------------------------------------------------

       AIRLINES-0.09%
       Delta Air Lines, Inc./(a)/                    2,946         8,720
       --------------------------------------------------------------------
       Southwest Airlines Co.                       15,172       215,291
       --------------------------------------------------------------------
                                                                 224,011
       --------------------------------------------------------------------

       ALUMINUM-0.21%
       Alcoa Inc.                                   17,930       502,936
       --------------------------------------------------------------------

       APPAREL RETAIL-0.31%
       Gap, Inc. (The)                              15,544       328,134
       --------------------------------------------------------------------
       Limited Brands, Inc.                          7,814       190,505
       --------------------------------------------------------------------
       TJX Cos., Inc. (The)                          9,649       226,848
       --------------------------------------------------------------------
                                                                 745,487
       --------------------------------------------------------------------

       APPAREL, ACCESSORIES & LUXURY
        GOODS-0.24%
       Coach, Inc./(a)/                              7,722       271,119
       --------------------------------------------------------------------
       Jones Apparel Group, Inc.                     2,504        76,547
       --------------------------------------------------------------------
       Liz Claiborne, Inc.                           2,220        92,374
       --------------------------------------------------------------------
       V. F. Corp.                                   2,045       120,737
       --------------------------------------------------------------------
                                                                 560,777
       --------------------------------------------------------------------

                                                            MARKET
                                                 SHARES     VALUE
         ----------------------------------------------------------------

         APPLICATION SOFTWARE-0.29%
         Autodesk, Inc./(a)/                       4,706 $     160,898
         ----------------------------------------------------------------
         Citrix Systems, Inc./(a)/                 3,506        83,548
         ----------------------------------------------------------------
         Compuware Corp./(a)/                      7,923        66,791
         ----------------------------------------------------------------
         Intuit Inc./(a)/                          3,792       182,016
         ----------------------------------------------------------------
         Mercury Interactive Corp./(a)/            1,776        69,921
         ----------------------------------------------------------------
         Parametric Technology Corp./(a)/          5,533        38,178
         ----------------------------------------------------------------
         Siebel Systems, Inc.                     10,631        89,300
         ----------------------------------------------------------------
                                                               690,652
         ----------------------------------------------------------------

         ASSET MANAGEMENT & CUSTODY
          BANKS-0.82%
         Bank of New York Co., Inc. (The)         15,968       491,495
         ----------------------------------------------------------------
         Federated Investors, Inc. -- Class B      1,946        62,155
         ----------------------------------------------------------------
         Franklin Resources, Inc.                  4,064       328,452
         ----------------------------------------------------------------
         Janus Capital Group Inc.                  4,653        69,888
         ----------------------------------------------------------------
         Mellon Financial Corp.                    8,668       264,027
         ----------------------------------------------------------------
         Northern Trust Corp.                      4,160       211,328
         ----------------------------------------------------------------
         State Street Corp.                        6,789       337,685
         ----------------------------------------------------------------
         T. Rowe Price Group Inc.                  2,531       167,932
         ----------------------------------------------------------------
                                                             1,932,962
         ----------------------------------------------------------------

         AUTO PARTS & EQUIPMENT-0.15%
         Dana Corp.                                3,107        48,811
         ----------------------------------------------------------------
         Delphi Corp.                             11,479        60,839
         ----------------------------------------------------------------
         Johnson Controls, Inc.                    3,931       225,797
         ----------------------------------------------------------------
         Visteon Corp./(a)/                        2,609        23,220
         ----------------------------------------------------------------
                                                               358,667
         ----------------------------------------------------------------

         AUTOMOBILE MANUFACTURERS-0.35%
         Ford Motor Co.                           37,753       405,467
         ----------------------------------------------------------------
         General Motors Corp.                     11,600       427,112
         ----------------------------------------------------------------
                                                               832,579
         ----------------------------------------------------------------

         AUTOMOTIVE RETAIL-0.10%
         AutoNation, Inc./(a)/                     4,619        99,724
         ----------------------------------------------------------------
         AutoZone, Inc./(a)/                       1,346       131,154
         ----------------------------------------------------------------
                                                               230,878
         ----------------------------------------------------------------

         BIOTECHNOLOGY-1.45%
         Amgen Inc./(a)/                          25,385     2,024,454
         ----------------------------------------------------------------
         Applera Corp.-Applied Biosystems Group    4,035        84,009
         ----------------------------------------------------------------
         Biogen Idec Inc./(a)/                     7,069       277,741
         ----------------------------------------------------------------
         Chiron Corp./(a)/                         3,019       109,378
         ----------------------------------------------------------------
         Genzyme Corp./(a)/                        5,174       384,997
         ----------------------------------------------------------------
         Gilead Sciences, Inc./(a)/                9,268       415,299
         ----------------------------------------------------------------
         MedImmune, Inc./(a)/                      5,119       145,431
         ----------------------------------------------------------------
                                                             3,441,309
         ----------------------------------------------------------------

                                                                MARKET
                                                     SHARES     VALUE
      --------------------------------------------------------------------

      BREWERS-0.34%
      Anheuser-Busch Cos., Inc.                       15,926 $     706,318
      --------------------------------------------------------------------
      Molson Coors Brewing Co. -- Class B              1,610       100,947
      --------------------------------------------------------------------
                                                                   807,265
      --------------------------------------------------------------------

      BROADCASTING & CABLE TV-0.80%
      Clear Channel Communications, Inc.              10,459       341,382
      --------------------------------------------------------------------
      Comcast Corp. -- Class A/(a)/                   45,249     1,390,502
      --------------------------------------------------------------------
      Univision Communications Inc. -- Class A/(a)/    5,970       168,832
      --------------------------------------------------------------------
                                                                 1,900,716
      --------------------------------------------------------------------

      BUILDING PRODUCTS-0.20%
      American Standard Cos. Inc.                      3,685       163,172
      --------------------------------------------------------------------
      Masco Corp.                                      8,896       301,663
      --------------------------------------------------------------------
                                                                   464,835
      --------------------------------------------------------------------

      CASINOS & GAMING-0.20%
      Harrah's Entertainment, Inc.                     3,713       292,362
      --------------------------------------------------------------------
      International Game Technology                    7,058       193,107
      --------------------------------------------------------------------
                                                                   485,469
      --------------------------------------------------------------------

      COMMERCIAL PRINTING-0.07%
      Donnelley (R.R.) & Sons Co.                      4,374       157,683
      --------------------------------------------------------------------

      COMMUNICATIONS EQUIPMENT-2.67%
      ADC Telecommunications, Inc./(a)/                2,369        61,926
      --------------------------------------------------------------------
      Andrew Corp./(a)/                                3,338        36,685
      --------------------------------------------------------------------
      Avaya Inc./(a)/                                  9,819       101,430
      --------------------------------------------------------------------
      Ciena Corp./(a)/                                11,827        26,492
      --------------------------------------------------------------------
      Cisco Systems, Inc./(a)/                       131,101     2,510,584
      --------------------------------------------------------------------
      Comverse Technology, Inc./(a)/                   4,143       104,776
      --------------------------------------------------------------------
      Corning Inc./(a)/                               29,730       566,356
      --------------------------------------------------------------------
      JDS Uniphase Corp./(a)/                         29,707        44,858
      --------------------------------------------------------------------
      Lucent Technologies Inc./(a)/                   90,882       266,284
      --------------------------------------------------------------------
      Motorola, Inc.                                  50,306     1,065,481
      --------------------------------------------------------------------
      QUALCOMM Inc.                                   33,512     1,323,389
      --------------------------------------------------------------------
      Scientific-Atlanta, Inc.                         3,125       120,312
      --------------------------------------------------------------------
      Tellabs, Inc./(a)/                               9,195        89,375
      --------------------------------------------------------------------
                                                                 6,317,948
      --------------------------------------------------------------------

      COMPUTER & ELECTRONICS RETAIL-0.26%
      Best Buy Co., Inc.                               6,107       467,796
      --------------------------------------------------------------------
      Circuit City Stores, Inc.                        3,902        71,211
      --------------------------------------------------------------------
      RadioShack Corp.                                 3,215        75,456
      --------------------------------------------------------------------
                                                                   614,463
      --------------------------------------------------------------------

      COMPUTER HARDWARE-3.11%
      Apple Computer, Inc./(a)/                       16,902       720,870
      --------------------------------------------------------------------
      Dell Inc./(a)/                                  49,667     2,010,023
      --------------------------------------------------------------------
      Gateway, Inc./(a)/                               6,115        24,338
      --------------------------------------------------------------------
      Hewlett-Packard Co.                             59,231     1,458,267
      --------------------------------------------------------------------
      International Business Machines Corp.           33,096     2,762,192
      --------------------------------------------------------------------

                                                                  MARKET
                                                       SHARES     VALUE
   -------------------------------------------------------------------------

   COMPUTER HARDWARE-(CONTINUED)
   NCR Corp./(a)/                                        3,809 $     132,210
   -------------------------------------------------------------------------
   Sun Microsystems, Inc./(a)/                          69,872       268,308
   -------------------------------------------------------------------------
                                                                   7,376,208
   -------------------------------------------------------------------------

   COMPUTER STORAGE & PERIPHERALS-0.46%
   EMC Corp./(a)/                                       49,315       675,122
   -------------------------------------------------------------------------
   Lexmark International, Inc. -- Class A/(a)/           2,591       162,456
   -------------------------------------------------------------------------
   Network Appliance, Inc./(a)/                          7,489       191,044
   -------------------------------------------------------------------------
   QLogic Corp./(a)/                                     1,860        57,753
   -------------------------------------------------------------------------
                                                                   1,086,375
   -------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING-0.05%
   Fluor Corp.                                           1,775       113,245
   -------------------------------------------------------------------------

   CONSTRUCTION & FARM MACHINERY & HEAVY
    TRUCKS-0.64%
   Caterpillar Inc.                                     14,030       756,357
   -------------------------------------------------------------------------
   Cummins Inc.                                            894        76,383
   -------------------------------------------------------------------------
   Deere & Co.                                           5,050       371,326
   -------------------------------------------------------------------------
   Navistar International Corp./(a)/                     1,345        45,932
   -------------------------------------------------------------------------
   PACCAR Inc.                                           3,553       256,598
   -------------------------------------------------------------------------
                                                                   1,506,596
   -------------------------------------------------------------------------

   CONSTRUCTION MATERIALS-0.06%
   Vulcan Materials Co.                                  2,105       147,855
   -------------------------------------------------------------------------

   CONSUMER FINANCE-1.25%
   American Express Co.                                 24,025     1,321,375
   -------------------------------------------------------------------------
   Capital One Financial Corp.                           5,171       426,607
   -------------------------------------------------------------------------
   MBNA Corp.                                           26,004       654,261
   -------------------------------------------------------------------------
   Providian Financial Corp./(a)/                        5,995       113,305
   -------------------------------------------------------------------------
   SLM Corp.                                             8,606       443,123
   -------------------------------------------------------------------------
                                                                   2,958,671
   -------------------------------------------------------------------------

   DATA PROCESSING & OUTSOURCED
    SERVICES-1.03%
   Affiliated Computer Services, Inc. -- Class A/(a)/    2,577       128,773
   -------------------------------------------------------------------------
   Automatic Data Processing, Inc.                      11,966       531,410
   -------------------------------------------------------------------------
   Computer Sciences Corp./(a)/                          3,776       172,865
   -------------------------------------------------------------------------
   Convergys Corp./(a)/                                  2,870        41,759
   -------------------------------------------------------------------------
   Electronic Data Systems Corp.                        10,689       219,873
   -------------------------------------------------------------------------
   First Data Corp.                                     15,972       657,088
   -------------------------------------------------------------------------
   Fiserv, Inc./(a)/                                     3,932       174,463
   -------------------------------------------------------------------------
   Paychex, Inc.                                         7,274       253,935
   -------------------------------------------------------------------------
   Sabre Holdings Corp. -- Class A                       2,664        51,149
   -------------------------------------------------------------------------
   SunGard Data Systems Inc./(a)/                        5,954       213,689
   -------------------------------------------------------------------------
                                                                   2,445,004
   -------------------------------------------------------------------------

   DEPARTMENT STORES-0.73%
   Dillard's, Inc. -- Class A                            1,444        33,010
   -------------------------------------------------------------------------
   Federated Department Stores, Inc.                     3,495       265,166
   -------------------------------------------------------------------------
   J.C. Penney Co., Inc.                                 5,400       303,156
   -------------------------------------------------------------------------

                                                                 MARKET
                                                      SHARES     VALUE
     ----------------------------------------------------------------------

     DEPARTMENT STORES-(CONTINUED)
     Kohl's Corp./(a)/                                  6,692 $     377,094
     ----------------------------------------------------------------------
     May Department Stores Co. (The)                    6,142       252,129
     ----------------------------------------------------------------------
     Nordstrom, Inc.                                    5,040       186,530
     ----------------------------------------------------------------------
     Sears Holdings Corp./(a)/                          2,097       323,420
     ----------------------------------------------------------------------
                                                                  1,740,505
     ----------------------------------------------------------------------

     DISTILLERS & VINTNERS-0.09%
     Brown-Forman Corp. -- Class B                      1,843       107,723
     ----------------------------------------------------------------------
     Constellation Brands, Inc. -- Class A/(a)/         4,013       109,956
     ----------------------------------------------------------------------
                                                                    217,679
     ----------------------------------------------------------------------

     DISTRIBUTORS-0.07%
     Genuine Parts Co.                                  3,573       163,608
     ----------------------------------------------------------------------

     DIVERSIFIED BANKS-3.67%
     Bank of America Corp.                             82,501     3,597,044
     ----------------------------------------------------------------------
     Comerica Inc.                                      3,481       212,689
     ----------------------------------------------------------------------
     U.S. Bancorp                                      37,597     1,130,166
     ----------------------------------------------------------------------
     Wachovia Corp.                                    32,333     1,628,937
     ----------------------------------------------------------------------
     Wells Fargo & Co.                                 34,614     2,123,223
     ----------------------------------------------------------------------
                                                                  8,692,059
     ----------------------------------------------------------------------

     DIVERSIFIED CHEMICALS-0.98%
     Ashland Inc.                                       1,375        84,494
     ----------------------------------------------------------------------
     Dow Chemical Co. (The)                            19,719       945,526
     ----------------------------------------------------------------------
     E. I. du Pont de Nemours and Co.                  20,433       872,080
     ----------------------------------------------------------------------
     Eastman Chemical Co.                               1,648        91,283
     ----------------------------------------------------------------------
     Engelhard Corp.                                    2,499        71,696
     ----------------------------------------------------------------------
     Hercules Inc./(a)/                                 2,350        32,900
     ----------------------------------------------------------------------
     PPG Industries, Inc.                               3,520       228,906
     ----------------------------------------------------------------------
                                                                  2,326,885
     ----------------------------------------------------------------------

     DIVERSIFIED COMMERCIAL & PROFESSIONAL
      SERVICES-0.29%
     Cendant Corp.                                     21,584       461,034
     ----------------------------------------------------------------------
     Cintas Corp.                                       3,056       135,472
     ----------------------------------------------------------------------
     Equifax Inc.                                       2,643        96,205
     ----------------------------------------------------------------------
                                                                    692,711
     ----------------------------------------------------------------------

     DIVERSIFIED METALS & MINING-0.15%
     Freeport-McMoRan Copper & Gold, Inc. -- Class B    3,665       147,626
     ----------------------------------------------------------------------
     Phelps Dodge Corp.                                 1,977       210,452
     ----------------------------------------------------------------------
                                                                    358,078
     ----------------------------------------------------------------------

     DRUG RETAIL-0.64%
     CVS Corp.                                         16,618       515,657
     ----------------------------------------------------------------------
     Walgreen Co.                                      20,996     1,004,869
     ----------------------------------------------------------------------
                                                                  1,520,526
     ----------------------------------------------------------------------

     EDUCATION SERVICES-0.11%
     Apollo Group, Inc. -- Class A/(a)/                 3,352       251,903
     ----------------------------------------------------------------------

                                                               MARKET
                                                    SHARES     VALUE
      -------------------------------------------------------------------

      ELECTRIC UTILITIES-2.09%
      Allegheny Energy, Inc./(a)/                     3,373 $      96,131
      -------------------------------------------------------------------
      Ameren Corp.                                    4,170       231,935
      -------------------------------------------------------------------
      American Electric Power Co., Inc.               7,877       304,840
      -------------------------------------------------------------------
      CenterPoint Energy, Inc.                        5,918        81,313
      -------------------------------------------------------------------
      Cinergy Corp.                                   4,067       179,558
      -------------------------------------------------------------------
      Consolidated Edison, Inc.                       4,962       238,970
      -------------------------------------------------------------------
      DTE Energy Co.                                  3,558       167,226
      -------------------------------------------------------------------
      Edison International                            6,664       272,424
      -------------------------------------------------------------------
      Entergy Corp.                                   4,360       339,818
      -------------------------------------------------------------------
      Exelon Corp.                                   13,726       734,616
      -------------------------------------------------------------------
      FirstEnergy Corp.                               6,747       335,866
      -------------------------------------------------------------------
      FPL Group, Inc.                                 8,040       346,685
      -------------------------------------------------------------------
      PG&E Corp.                                      7,591       285,649
      -------------------------------------------------------------------
      Pinnacle West Capital Corp.                     2,017        92,379
      -------------------------------------------------------------------
      PPL Corp.                                       3,892       239,669
      -------------------------------------------------------------------
      Progress Energy, Inc.                           5,100       227,511
      -------------------------------------------------------------------
      Southern Co. (The)                             15,297       535,242
      -------------------------------------------------------------------
      TECO Energy, Inc.                               4,224        80,087
      -------------------------------------------------------------------
      Xcel Energy, Inc.                               8,301       161,122
      -------------------------------------------------------------------
                                                                4,951,041
      -------------------------------------------------------------------

      ELECTRICAL COMPONENTS &
       EQUIPMENT-0.41%
      American Power Conversion Corp.                 3,677       103,360
      -------------------------------------------------------------------
      Cooper Industries, Ltd. -- Class A (Bermuda)    1,895       122,379
      -------------------------------------------------------------------
      Emerson Electric Co.                            8,547       562,393
      -------------------------------------------------------------------
      Rockwell Automation, Inc.                       3,579       184,354
      -------------------------------------------------------------------
                                                                  972,486
      -------------------------------------------------------------------

      ELECTRONIC EQUIPMENT
       MANUFACTURERS-0.14%
      Agilent Technologies, Inc./(a)/                 8,841       231,988
      -------------------------------------------------------------------
      Symbol Technologies, Inc.                       4,963        57,769
      -------------------------------------------------------------------
      Tektronix, Inc.                                 1,806        45,258
      -------------------------------------------------------------------
                                                                  335,015
      -------------------------------------------------------------------

      ELECTRONIC MANUFACTURING SERVICES-0.14%
      Jabil Circuit, Inc./(a)/                        3,754       117,087
      -------------------------------------------------------------------
      Molex Inc.                                      3,430        96,863
      -------------------------------------------------------------------
      Sanmina-SCI Corp./(a)/                         10,807        51,657
      -------------------------------------------------------------------
      Solectron Corp./(a)/                           19,966        76,669
      -------------------------------------------------------------------
                                                                  342,276
      -------------------------------------------------------------------

      ENVIRONMENTAL & FACILITIES
       SERVICES-0.16%
      Allied Waste Industries, Inc./(a)/              5,550        47,619
      -------------------------------------------------------------------
      Waste Management, Inc.                         11,628       326,979
      -------------------------------------------------------------------
                                                                  374,598
      -------------------------------------------------------------------

                                                              MARKET
                                                   SHARES     VALUE
       -----------------------------------------------------------------

       FERTILIZERS & AGRICULTURAL CHEMICALS-0.16%
       Monsanto Co.                                  5,501 $     370,602
       -----------------------------------------------------------------

       FOOD DISTRIBUTORS-0.20%
       Sysco Corp.                                  12,986       468,275
       -----------------------------------------------------------------

       FOOD RETAIL-0.33%
       Albertson's, Inc.                             7,528       160,422
       -----------------------------------------------------------------
       Kroger Co. (The)/(a)/                        14,986       297,472
       -----------------------------------------------------------------
       Safeway Inc.                                  9,154       222,442
       -----------------------------------------------------------------
       SUPERVALU Inc.                                2,794        98,908
       -----------------------------------------------------------------
                                                                 779,244
       -----------------------------------------------------------------

       FOOTWEAR-0.19%
       NIKE, Inc. -- Class B                         4,684       392,519
       -----------------------------------------------------------------
       Reebok International Ltd.                     1,146        48,476
       -----------------------------------------------------------------
                                                                 440,995
       -----------------------------------------------------------------

       FOREST PRODUCTS-0.17%
       Louisiana-Pacific Corp.                       2,300        61,686
       -----------------------------------------------------------------
       Weyerhaeuser Co.                              5,022       346,418
       -----------------------------------------------------------------
                                                                 408,104
       -----------------------------------------------------------------

       GAS UTILITIES-0.15%
       KeySpan Corp.                                 3,537       143,921
       -----------------------------------------------------------------
       Nicor Inc.                                      902        36,820
       -----------------------------------------------------------------
       NiSource Inc.                                 5,548       134,761
       -----------------------------------------------------------------
       Peoples Energy Corp.                            754        32,535
       -----------------------------------------------------------------
                                                                 348,037
       -----------------------------------------------------------------

       GENERAL MERCHANDISE STORES-0.55%
       Big Lots, Inc./(a)/                           2,318        30,064
       -----------------------------------------------------------------
       Dollar General Corp.                          6,166       125,293
       -----------------------------------------------------------------
       Family Dollar Stores, Inc.                    3,430        88,494
       -----------------------------------------------------------------
       Target Corp.                                 18,121     1,064,609
       -----------------------------------------------------------------
                                                               1,308,460
       -----------------------------------------------------------------

       GOLD-0.15%
       Newmont Mining Corp.                          9,147       343,470
       -----------------------------------------------------------------

       HEALTH CARE DISTRIBUTORS-0.40%
       AmerisourceBergen Corp.                       2,155       154,707
       -----------------------------------------------------------------
       Cardinal Health, Inc.                         8,769       522,457
       -----------------------------------------------------------------
       McKesson Corp.                                6,038       271,710
       -----------------------------------------------------------------
                                                                 948,874
       -----------------------------------------------------------------

       HEALTH CARE EQUIPMENT-2.16%
       Bard (C.R.), Inc.                             2,142       143,064
       -----------------------------------------------------------------
       Baxter International Inc.                    12,733       500,025
       -----------------------------------------------------------------
       Becton, Dickinson and Co.                     5,185       287,093
       -----------------------------------------------------------------
       Biomet, Inc.                                  5,182       197,590
       -----------------------------------------------------------------
       Boston Scientific Corp./(a)/                 15,381       445,280
       -----------------------------------------------------------------
       Fisher Scientific International Inc./(a)/     2,463       165,144
       -----------------------------------------------------------------

                                                                MARKET
                                                     SHARES     VALUE
      --------------------------------------------------------------------

      HEALTH CARE EQUIPMENT-(CONTINUED)
      Guidant Corp.                                    6,667 $     458,690
      --------------------------------------------------------------------
      Hospira, Inc./(a)/                               3,242       124,007
      --------------------------------------------------------------------
      Medtronic, Inc.                                 24,812     1,338,359
      --------------------------------------------------------------------
      PerkinElmer, Inc.                                2,680        56,226
      --------------------------------------------------------------------
      St. Jude Medical, Inc./(a)/                      7,432       352,351
      --------------------------------------------------------------------
      Stryker Corp.                                    7,690       415,952
      --------------------------------------------------------------------
      Thermo Electron Corp./(a)/                       3,287        98,150
      --------------------------------------------------------------------
      Waters Corp./(a)/                                2,407       108,989
      --------------------------------------------------------------------
      Zimmer Holdings, Inc./(a)/                       5,065       417,153
      --------------------------------------------------------------------
                                                                 5,108,073
      --------------------------------------------------------------------

      HEALTH CARE FACILITIES-0.31%
      HCA Inc.                                         8,597       423,402
      --------------------------------------------------------------------
      Health Management Associates, Inc. -- Class A    5,101       121,404
      --------------------------------------------------------------------
      Manor Care, Inc.                                 1,761        66,848
      --------------------------------------------------------------------
      Tenet Healthcare Corp./(a)/                      9,579       116,289
      --------------------------------------------------------------------
                                                                   727,943
      --------------------------------------------------------------------

      HEALTH CARE SERVICES-0.55%
      Caremark Rx, Inc./(a)/                           9,305       414,817
      --------------------------------------------------------------------
      Express Scripts, Inc./(a)/                       3,042       159,097
      --------------------------------------------------------------------
      IMS Health Inc.                                  4,644       126,456
      --------------------------------------------------------------------
      Laboratory Corp. of America Holdings/(a)/        2,776       140,660
      --------------------------------------------------------------------
      Medco Health Solutions, Inc./(a)/                5,685       275,381
      --------------------------------------------------------------------
      Quest Diagnostics Inc.                           3,734       191,704
      --------------------------------------------------------------------
                                                                 1,308,115
      --------------------------------------------------------------------

      HEALTH CARE SUPPLIES-0.07%
      Bausch & Lomb Inc.                               1,097        92,861
      --------------------------------------------------------------------
      Millipore Corp./(a)/                             1,024        62,740
      --------------------------------------------------------------------
                                                                   155,601
      --------------------------------------------------------------------

      HOME ENTERTAINMENT SOFTWARE-0.15%
      Electronic Arts Inc./(a)/                        6,299       362,822
      --------------------------------------------------------------------

      HOME FURNISHINGS-0.04%
      Leggett & Platt, Inc.                            3,903        98,707
      --------------------------------------------------------------------

      HOME IMPROVEMENT RETAIL-1.30%
      Home Depot, Inc. (The)                          44,031     1,915,789
      --------------------------------------------------------------------
      Lowe's Cos., Inc.                               15,846     1,049,322
      --------------------------------------------------------------------
      Sherwin-Williams Co. (The)                       2,589       123,262
      --------------------------------------------------------------------
                                                                 3,088,373
      --------------------------------------------------------------------

      HOMEBUILDING-0.33%
      Centex Corp.                                     2,623       194,050
      --------------------------------------------------------------------
      D.R. Horton, Inc.                                5,572       228,898
      --------------------------------------------------------------------
      KB HOME                                          1,704       139,575
      --------------------------------------------------------------------
      Pulte Homes, Inc.                                2,423       226,841
      --------------------------------------------------------------------
                                                                   789,364
      --------------------------------------------------------------------

                                                                MARKET
                                                     SHARES     VALUE
     ---------------------------------------------------------------------

     HOMEFURNISHING RETAIL-0.12%
     Bed Bath & Beyond Inc./(a)/                       6,060 $     278,154
     ---------------------------------------------------------------------

     HOTELS, RESORTS & CRUISE LINES-0.56%
     Carnival Corp. (Panama)/(b)/                     10,809       566,392
     ---------------------------------------------------------------------
     Hilton Hotels Corp.                               7,869       194,758
     ---------------------------------------------------------------------
     Marriott International, Inc. -- Class A           4,071       278,741
     ---------------------------------------------------------------------
     Starwood Hotels & Resorts Worldwide, Inc./(c)/    4,446       281,521
     ---------------------------------------------------------------------
                                                                 1,321,412
     ---------------------------------------------------------------------

     HOUSEHOLD APPLIANCES-0.17%
     Black & Decker Corp. (The)                        1,641       148,199
     ---------------------------------------------------------------------
     Maytag Corp.                                      1,589        26,806
     ---------------------------------------------------------------------
     Snap-on Inc.                                      1,164        42,696
     ---------------------------------------------------------------------
     Stanley Works (The)                               1,537        75,205
     ---------------------------------------------------------------------
     Whirlpool Corp.                                   1,367       109,333
     ---------------------------------------------------------------------
                                                                   402,239
     ---------------------------------------------------------------------

     HOUSEHOLD PRODUCTS-1.77%
     Clorox Co. (The)                                  3,154       176,151
     ---------------------------------------------------------------------
     Colgate-Palmolive Co.                            10,749       569,052
     ---------------------------------------------------------------------
     Kimberly-Clark Corp.                              9,813       625,677
     ---------------------------------------------------------------------
     Procter & Gamble Co. (The)                       50,764     2,824,001
     ---------------------------------------------------------------------
                                                                 4,194,881
     ---------------------------------------------------------------------

     HOUSEWARES & SPECIALTIES-0.18%
     Fortune Brands, Inc.                              2,983       282,043
     ---------------------------------------------------------------------
     Newell Rubbermaid Inc.                            5,636       140,167
     ---------------------------------------------------------------------
                                                                   422,210
     ---------------------------------------------------------------------

     HUMAN RESOURCE & EMPLOYMENT
      SERVICES-0.08%
     Monster Worldwide Inc./(a)/                       2,488        75,561
     ---------------------------------------------------------------------
     Robert Half International Inc.                    3,292       111,566
     ---------------------------------------------------------------------
                                                                   187,127
     ---------------------------------------------------------------------

     HYPERMARKETS & SUPER CENTERS-1.62%
     Costco Wholesale Corp.                            9,798       450,414
     ---------------------------------------------------------------------
     Wal-Mart Stores, Inc.                            68,633     3,387,039
     ---------------------------------------------------------------------
                                                                 3,837,453
     ---------------------------------------------------------------------

     INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS-0.63%
     AES Corp. (The)/(a)/                             13,399       215,054
     ---------------------------------------------------------------------
     Calpine Corp./(a)/                               11,037        36,643
     ---------------------------------------------------------------------
     Constellation Energy Group                        3,633       218,743
     ---------------------------------------------------------------------
     Duke Energy Corp.                                19,010       561,555
     ---------------------------------------------------------------------
     Dynegy Inc. -- Class A/(a)/                       6,774        37,663
     ---------------------------------------------------------------------
     TXU Corp.                                         4,922       426,442
     ---------------------------------------------------------------------
                                                                 1,496,100
     ---------------------------------------------------------------------

                                                               MARKET
                                                    SHARES     VALUE
      -------------------------------------------------------------------

      INDUSTRIAL CONGLOMERATES-4.29%
      3M Co.                                         15,800 $   1,185,000
      -------------------------------------------------------------------
      General Electric Co.                          217,576     7,506,372
      -------------------------------------------------------------------
      Textron Inc.                                    2,760       204,709
      -------------------------------------------------------------------
      Tyco International Ltd. (Bermuda)              41,429     1,262,342
      -------------------------------------------------------------------
                                                               10,158,423
      -------------------------------------------------------------------

      INDUSTRIAL GASES-0.26%
      Air Products and Chemicals, Inc.                4,702       280,992
      -------------------------------------------------------------------
      Praxair, Inc.                                   6,635       327,703
      -------------------------------------------------------------------
                                                                  608,695
      -------------------------------------------------------------------

      INDUSTRIAL MACHINERY-0.79%
      Danaher Corp.                                   5,629       312,128
      -------------------------------------------------------------------
      Dover Corp.                                     4,194       173,044
      -------------------------------------------------------------------
      Eaton Corp.                                     3,091       201,966
      -------------------------------------------------------------------
      Illinois Tool Works Inc.                        5,599       479,554
      -------------------------------------------------------------------
      Ingersoll-Rand Co. Ltd. -- Class A (Bermuda)    3,457       270,234
      -------------------------------------------------------------------
      ITT Industries, Inc.                            1,887       200,777
      -------------------------------------------------------------------
      Pall Corp.                                      2,519        78,013
      -------------------------------------------------------------------
      Parker Hannifin Corp.                           2,458       161,540
      -------------------------------------------------------------------
                                                                1,877,256
      -------------------------------------------------------------------

      INSURANCE BROKERS-0.20%
      Aon Corp.                                       6,473       164,673
      -------------------------------------------------------------------
      Marsh & McLennan Cos., Inc.                    10,931       316,671
      -------------------------------------------------------------------
                                                                  481,344
      -------------------------------------------------------------------

      INTEGRATED OIL & GAS-5.60%
      Amerada Hess Corp.                              1,760       207,434
      -------------------------------------------------------------------
      Chevron Corp.                                  43,048     2,497,214
      -------------------------------------------------------------------
      ConocoPhillips                                 28,571     1,788,259
      -------------------------------------------------------------------
      Exxon Mobil Corp.                             130,590     7,672,163
      -------------------------------------------------------------------
      Marathon Oil Corp.                              7,482       436,650
      -------------------------------------------------------------------
      Occidental Petroleum Corp.                      8,169       672,145
      -------------------------------------------------------------------
                                                               13,273,865
      -------------------------------------------------------------------

      INTEGRATED TELECOMMUNICATION
       SERVICES-2.79%
      ALLTEL Corp.                                    7,797       518,501
      -------------------------------------------------------------------
      AT&T Corp.                                     16,474       326,185
      -------------------------------------------------------------------
      BellSouth Corp.                                37,572     1,036,987
      -------------------------------------------------------------------
      CenturyTel, Inc.                                2,719        93,452
      -------------------------------------------------------------------
      Citizens Communications Co.                     6,986        91,796
      -------------------------------------------------------------------
      Qwest Communications International Inc./(a)/   34,303       131,037
      -------------------------------------------------------------------
      SBC Communications Inc.                        67,762     1,656,781
      -------------------------------------------------------------------
      Sprint Corp.                                   30,355       816,550
      -------------------------------------------------------------------
      Verizon Communications Inc.                    56,772     1,943,306
      -------------------------------------------------------------------
                                                                6,614,595
      -------------------------------------------------------------------

                                                           MARKET
                                                SHARES     VALUE
          -----------------------------------------------------------

          INTERNET RETAIL-0.44%
          eBay Inc./(a)/                         24,920 $   1,041,158
          -----------------------------------------------------------

          INTERNET SOFTWARE & SERVICES-0.38%
          Yahoo! Inc./(a)/                       26,928       897,780
          -----------------------------------------------------------

          INVESTMENT BANKING & BROKERAGE-1.93%
          Bear Stearns Cos. Inc. (The)            2,331       238,018
          -----------------------------------------------------------
          E*TRADE Financial Corp./(a)/            7,581       117,581
          -----------------------------------------------------------
          Goldman Sachs Group, Inc. (The)         9,059       973,661
          -----------------------------------------------------------
          Lehman Brothers Holdings Inc.           5,674       596,508
          -----------------------------------------------------------
          Merrill Lynch & Co., Inc.              19,393     1,139,921
          -----------------------------------------------------------
          Morgan Stanley                         22,475     1,192,299
          -----------------------------------------------------------
          Schwab (Charles) Corp. (The)           23,375       320,238
          -----------------------------------------------------------
                                                            4,578,226
          -----------------------------------------------------------

          IT CONSULTING & OTHER SERVICES-0.02%
          Unisys Corp./(a)/                       7,000        45,290
          -----------------------------------------------------------

          LEISURE PRODUCTS-0.14%
          Brunswick Corp.                         1,981        92,235
          -----------------------------------------------------------
          Hasbro, Inc.                            3,414        74,903
          -----------------------------------------------------------
          Mattel, Inc.                            8,423       157,089
          -----------------------------------------------------------
                                                              324,227
          -----------------------------------------------------------

          LIFE & HEALTH INSURANCE-1.04%
          AFLAC Inc.                             10,265       462,952
          -----------------------------------------------------------
          Jefferson-Pilot Corp.                   2,792       140,075
          -----------------------------------------------------------
          Lincoln National Corp.                  3,566       172,238
          -----------------------------------------------------------
          MetLife, Inc.                          15,043       739,213
          -----------------------------------------------------------
          Prudential Financial, Inc.             10,718       717,034
          -----------------------------------------------------------
          Torchmark Corp.                         2,135       111,596
          -----------------------------------------------------------
          UnumProvident Corp.                     6,086       116,547
          -----------------------------------------------------------
                                                            2,459,655
          -----------------------------------------------------------

          MANAGED HEALTH CARE-1.32%
          Aetna Inc.                              5,958       461,149
          -----------------------------------------------------------
          CIGNA Corp.                             2,694       287,585
          -----------------------------------------------------------
          Humana Inc./(a)/                        3,309       131,864
          -----------------------------------------------------------
          UnitedHealth Group Inc.                25,974     1,358,440
          -----------------------------------------------------------
          WellPoint, Inc./(a)/                   12,578       889,768
          -----------------------------------------------------------
                                                            3,128,806
          -----------------------------------------------------------

          METAL & GLASS CONTAINERS-0.06%
          Ball Corp.                              2,262        85,843
          -----------------------------------------------------------
          Pactiv Corp./(a)/                       3,026        66,633
          -----------------------------------------------------------
                                                              152,476
          -----------------------------------------------------------

          MOTORCYCLE MANUFACTURERS-0.13%
          Harley-Davidson, Inc.                   5,839       310,576
          -----------------------------------------------------------

          MOVIES & ENTERTAINMENT-2.02%
          Disney (Walt) Co. (The)                41,880     1,073,803
          -----------------------------------------------------------
          News Corp. -- Class A                  59,168       969,172
          -----------------------------------------------------------

                                                                MARKET
                                                     SHARES     VALUE
      --------------------------------------------------------------------

      MOVIES & ENTERTAINMENT-(CONTINUED)
      Time Warner Inc.                                96,125 $   1,636,048
      --------------------------------------------------------------------
      Viacom Inc. -- Class B                          33,086     1,108,050
      --------------------------------------------------------------------
                                                                 4,787,073
      --------------------------------------------------------------------

      MULTI-LINE INSURANCE-1.67%
      American International Group, Inc.              53,233     3,204,627
      --------------------------------------------------------------------
      Hartford Financial Services Group, Inc. (The)    6,085       490,268
      --------------------------------------------------------------------
      Loews Corp.                                      3,265       273,052
      --------------------------------------------------------------------
                                                                 3,967,947
      --------------------------------------------------------------------

      MULTI-UTILITIES-0.47%
      CMS Energy Corp./(a)/                            4,532        71,787
      --------------------------------------------------------------------
      Dominion Resources, Inc.                         6,984       515,838
      --------------------------------------------------------------------
      Public Service Enterprise Group Inc.             4,877       313,591
      --------------------------------------------------------------------
      Sempra Energy                                    4,907       208,548
      --------------------------------------------------------------------
                                                                 1,109,764
      --------------------------------------------------------------------

      OFFICE ELECTRONICS-0.11%
      Xerox Corp./(a)/                                19,686       260,052
      --------------------------------------------------------------------

      OFFICE SERVICES & SUPPLIES-0.14%
      Avery Dennison Corp.                             2,078       117,760
      --------------------------------------------------------------------
      Pitney Bowes Inc.                                4,721       210,462
      --------------------------------------------------------------------
                                                                   328,222
      --------------------------------------------------------------------

      OIL & GAS DRILLING-0.35%
      Nabors Industries, Ltd. (Bermuda)/(a)/           3,041       199,033
      --------------------------------------------------------------------
      Noble Corp. (Cayman Islands)                     2,773       186,290
      --------------------------------------------------------------------
      Rowan Cos., Inc.                                 2,193        74,913
      --------------------------------------------------------------------
      Transocean Inc. (Cayman Islands)/(a)/            6,689       377,460
      --------------------------------------------------------------------
                                                                   837,696
      --------------------------------------------------------------------

      OIL & GAS EQUIPMENT & SERVICES-1.08%
      Baker Hughes Inc.                                6,950       392,953
      --------------------------------------------------------------------
      BJ Services Co.                                  3,323       202,670
      --------------------------------------------------------------------
      Halliburton Co.                                 10,374       581,463
      --------------------------------------------------------------------
      National-Oilwell Varco Inc./(a)/                 3,532       184,900
      --------------------------------------------------------------------
      Schlumberger Ltd. (Netherlands)                 12,086     1,012,082
      --------------------------------------------------------------------
      Weatherford International Ltd. (Bermuda)/(a)/    2,838       179,589
      --------------------------------------------------------------------
                                                                 2,553,657
      --------------------------------------------------------------------

      OIL & GAS EXPLORATION & PRODUCTION-1.29%
      Anadarko Petroleum Corp.                         4,844       427,967
      --------------------------------------------------------------------
      Apache Corp.                                     6,732       460,469
      --------------------------------------------------------------------
      Burlington Resources Inc.                        7,914       507,367
      --------------------------------------------------------------------
      Devon Energy Corp.                               9,706       544,410
      --------------------------------------------------------------------
      EOG Resources, Inc.                              4,888       298,657
      --------------------------------------------------------------------
      Kerr-McGee Corp.                                 2,382       191,060
      --------------------------------------------------------------------
      Unocal Corp.                                     5,575       361,539
      --------------------------------------------------------------------
      XTO Energy, Inc.                                 7,404       259,806
      --------------------------------------------------------------------
                                                                 3,051,275
      --------------------------------------------------------------------

                                                           MARKET
                                                SHARES     VALUE
          -----------------------------------------------------------

          OIL & GAS REFINING & MARKETING-0.26%
          Sunoco, Inc.                            1,418 $     178,285
          -----------------------------------------------------------
          Valero Energy Corp.                     5,265       435,837
          -----------------------------------------------------------
                                                              614,122
          -----------------------------------------------------------

          OIL & GAS STORAGE &
           TRANSPORTATION-0.26%
          El Paso Corp.                          13,259       159,108
          -----------------------------------------------------------
          Kinder Morgan, Inc.                     2,225       197,714
          -----------------------------------------------------------
          Williams Cos., Inc. (The)              11,664       247,743
          -----------------------------------------------------------
                                                              604,565
          -----------------------------------------------------------

          OTHER DIVERSIFIED FINANCIAL
           SERVICES-3.14%
          Citigroup Inc.                        106,720     4,642,320
          -----------------------------------------------------------
          JPMorgan Chase & Co.                   72,185     2,536,581
          -----------------------------------------------------------
          Principal Financial Group, Inc.         6,026       264,843
          -----------------------------------------------------------
                                                            7,443,744
          -----------------------------------------------------------

          PACKAGED FOODS & MEATS-1.01%
          Campbell Soup Co.                       6,660       205,461
          -----------------------------------------------------------
          ConAgra Foods, Inc.                    10,646       241,771
          -----------------------------------------------------------
          General Mills, Inc.                     7,583       359,434
          -----------------------------------------------------------
          Heinz (H.J.) Co.                        7,160       263,345
          -----------------------------------------------------------
          Hershey Co. (The)                       4,475       285,818
          -----------------------------------------------------------
          Kellogg Co.                             7,179       325,280
          -----------------------------------------------------------
          McCormick & Co., Inc.                   2,760        95,993
          -----------------------------------------------------------
          Sara Lee Corp.                         16,146       321,790
          -----------------------------------------------------------
          Wrigley Jr. (Wm.) Co.                   4,000       284,560
          -----------------------------------------------------------
                                                            2,383,452
          -----------------------------------------------------------

          PAPER PACKAGING-0.11%
          Bemis Co., Inc.                         2,197        59,319
          -----------------------------------------------------------
          Sealed Air Corp./(a)/                   1,716        91,051
          -----------------------------------------------------------
          Temple-Inland Inc.                      2,546       101,305
          -----------------------------------------------------------
                                                              251,675
          -----------------------------------------------------------

          PAPER PRODUCTS-0.26%
          Georgia-Pacific Corp.                   5,315       181,507
          -----------------------------------------------------------
          International Paper Co.                10,030       316,948
          -----------------------------------------------------------
          MeadWestvaco Corp.                      3,823       111,708
          -----------------------------------------------------------
                                                              610,163
          -----------------------------------------------------------

          PERSONAL PRODUCTS-0.63%
          Alberto-Culver Co.                      1,726        77,877
          -----------------------------------------------------------
          Avon Products, Inc.                     9,682       316,698
          -----------------------------------------------------------
          Gillette Co. (The)                     20,465     1,098,357
          -----------------------------------------------------------
                                                            1,492,932
          -----------------------------------------------------------

          PHARMACEUTICALS-6.65%
          Abbott Laboratories                    31,789     1,482,321
          -----------------------------------------------------------
          Allergan, Inc.                          2,675       239,065
          -----------------------------------------------------------
          Bristol-Myers Squibb Co.               40,090     1,001,448
          -----------------------------------------------------------

                                                                 MARKET
                                                      SHARES     VALUE
    -----------------------------------------------------------------------

    PHARMACEUTICALS-(CONTINUED)
    Forest Laboratories, Inc./(a)/                      6,984 $     278,801
    -----------------------------------------------------------------------
    Johnson & Johnson                                  61,001     3,901,624
    -----------------------------------------------------------------------
    King Pharmaceuticals, Inc./(a)/                     4,964        55,349
    -----------------------------------------------------------------------
    Lilly (Eli) and Co.                                23,244     1,309,102
    -----------------------------------------------------------------------
    Merck & Co. Inc.                                   45,167     1,402,887
    -----------------------------------------------------------------------
    Mylan Laboratories Inc.                             4,463        77,478
    -----------------------------------------------------------------------
    Pfizer Inc.                                       152,514     4,041,621
    -----------------------------------------------------------------------
    Schering-Plough Corp.                              30,276       630,346
    -----------------------------------------------------------------------
    Watson Pharmaceuticals, Inc./(a)/                   2,259        75,451
    -----------------------------------------------------------------------
    Wyeth                                              27,458     1,256,204
    -----------------------------------------------------------------------
                                                                 15,751,697
    -----------------------------------------------------------------------

    PHOTOGRAPHIC PRODUCTS-0.07%
    Eastman Kodak Co.                                   5,871       156,991
    -----------------------------------------------------------------------

    PROPERTY & CASUALTY INSURANCE-1.39%
    ACE Ltd. (Cayman Islands)                           5,920       273,563
    -----------------------------------------------------------------------
    Allstate Corp. (The)                               13,708       839,752
    -----------------------------------------------------------------------
    Ambac Financial Group, Inc.                         2,222       159,628
    -----------------------------------------------------------------------
    Chubb Corp. (The)                                   4,018       356,879
    -----------------------------------------------------------------------
    Cincinnati Financial Corp.                          3,412       140,643
    -----------------------------------------------------------------------
    MBIA Inc.                                           2,777       168,675
    -----------------------------------------------------------------------
    Progressive Corp. (The)                             4,077       406,436
    -----------------------------------------------------------------------
    Safeco Corp.                                        2,601       142,899
    -----------------------------------------------------------------------
    St. Paul Travelers Cos., Inc. (The)                13,821       608,400
    -----------------------------------------------------------------------
    XL Capital Ltd. -- Class A (Cayman Islands)         2,873       206,339
    -----------------------------------------------------------------------
                                                                  3,303,214
    -----------------------------------------------------------------------

    PUBLISHING-0.52%
    Dow Jones & Co., Inc.                               1,444        54,193
    -----------------------------------------------------------------------
    Gannett Co., Inc.                                   5,094       371,658
    -----------------------------------------------------------------------
    Knight-Ridder, Inc.                                 1,525        95,404
    -----------------------------------------------------------------------
    McGraw-Hill Cos., Inc. (The)                        7,684       353,541
    -----------------------------------------------------------------------
    Meredith Corp.                                        930        46,035
    -----------------------------------------------------------------------
    New York Times Co. (The) -- Class A                 3,012        94,938
    -----------------------------------------------------------------------
    Tribune Co.                                         6,101       222,687
    -----------------------------------------------------------------------
                                                                  1,238,456
    -----------------------------------------------------------------------

    RAILROADS-0.55%
    Burlington Northern Santa Fe Corp.                  7,739       419,841
    -----------------------------------------------------------------------
    CSX Corp.                                           4,426       201,560
    -----------------------------------------------------------------------
    Norfolk Southern Corp.                              8,293       308,583
    -----------------------------------------------------------------------
    Union Pacific Corp.                                 5,394       379,252
    -----------------------------------------------------------------------
                                                                  1,309,236
    -----------------------------------------------------------------------

    REAL ESTATE-0.62%
    Apartment Investment & Management Co. -- Class A    1,956        86,064
    -----------------------------------------------------------------------
    Archstone-Smith Trust                               4,086       173,655
    -----------------------------------------------------------------------
    Equity Office Properties Trust                      8,360       296,362
    -----------------------------------------------------------------------
    Equity Residential                                  5,885       237,754
    -----------------------------------------------------------------------

                                                               MARKET
                                                    SHARES     VALUE
      -------------------------------------------------------------------

      REAL ESTATE-(CONTINUED)
      Plum Creek Timber Co., Inc.                     3,791 $     143,489
      -------------------------------------------------------------------
      ProLogis                                        3,828       174,404
      -------------------------------------------------------------------
      Simon Property Group, Inc.                      4,505       359,229
      -------------------------------------------------------------------
                                                                1,470,957
      -------------------------------------------------------------------

      REGIONAL BANKS-1.84%
      AmSouth Bancorp.                                7,263       202,710
      -------------------------------------------------------------------
      BB&T Corp.                                     11,219       469,179
      -------------------------------------------------------------------
      Compass Bancshares, Inc.                        2,527       121,827
      -------------------------------------------------------------------
      Fifth Third Bancorp                            10,702       461,256
      -------------------------------------------------------------------
      First Horizon National Corp.                    2,546       103,851
      -------------------------------------------------------------------
      Huntington Bancshares Inc.                      4,742       118,265
      -------------------------------------------------------------------
      KeyCorp                                         8,362       286,315
      -------------------------------------------------------------------
      M&T Bank Corp.                                  2,011       218,214
      -------------------------------------------------------------------
      Marshall & Ilsley Corp.                         4,367       200,533
      -------------------------------------------------------------------
      National City Corp.                            12,155       448,641
      -------------------------------------------------------------------
      North Fork Bancorp., Inc.                       9,796       268,312
      -------------------------------------------------------------------
      PNC Financial Services Group, Inc.              5,816       318,833
      -------------------------------------------------------------------
      Regions Financial Corp.                         9,503       319,681
      -------------------------------------------------------------------
      SunTrust Banks, Inc.                            6,970       506,858
      -------------------------------------------------------------------
      Synovus Financial Corp.                         6,358       188,006
      -------------------------------------------------------------------
      Zions Bancorp.                                  1,838       131,380
      -------------------------------------------------------------------
                                                                4,363,861
      -------------------------------------------------------------------

      RESTAURANTS-0.75%
      Darden Restaurants, Inc.                        3,022       104,863
      -------------------------------------------------------------------
      McDonald's Corp.                               26,022       811,106
      -------------------------------------------------------------------
      Starbucks Corp./(a)/                            7,995       420,137
      -------------------------------------------------------------------
      Wendy's International, Inc.                     2,357       121,857
      -------------------------------------------------------------------
      Yum! Brands, Inc.                               5,943       311,116
      -------------------------------------------------------------------
                                                                1,769,079
      -------------------------------------------------------------------

      SEMICONDUCTOR EQUIPMENT-0.41%
      Applied Materials, Inc.                        33,725       622,564
      -------------------------------------------------------------------
      KLA-Tencor Corp.                                4,023       207,989
      -------------------------------------------------------------------
      Novellus Systems, Inc./(a)/                     2,874        82,915
      -------------------------------------------------------------------
      Teradyne, Inc./(a)/                             4,009        62,260
      -------------------------------------------------------------------
                                                                  975,728
      -------------------------------------------------------------------

      SEMICONDUCTORS-2.91%
      Advanced Micro Devices, Inc./(a)/               8,058       161,805
      -------------------------------------------------------------------
      Altera Corp./(a)/                               7,615       166,540
      -------------------------------------------------------------------
      Analog Devices, Inc.                            7,620       298,704
      -------------------------------------------------------------------
      Applied Micro Circuits Corp./(a)/               6,302        18,969
      -------------------------------------------------------------------
      Broadcom Corp. -- Class A/(a)/                  6,003       256,748
      -------------------------------------------------------------------
      Freescale Semiconductor Inc. -- Class B/(a)/    8,214       211,511
      -------------------------------------------------------------------
      Intel Corp.                                   126,637     3,436,928
      -------------------------------------------------------------------
      Linear Technology Corp.                         6,292       244,507
      -------------------------------------------------------------------
      LSI Logic Corp./(a)/                            7,975        77,836
      -------------------------------------------------------------------

                                                             MARKET
                                                  SHARES     VALUE
         --------------------------------------------------------------

         SEMICONDUCTORS-(CONTINUED)
         Maxim Integrated Products, Inc.            6,727 $     281,659
         --------------------------------------------------------------
         Micron Technology, Inc./(a)/              12,658       150,377
         --------------------------------------------------------------
         National Semiconductor Corp.               7,160       176,924
         --------------------------------------------------------------
         NVIDIA Corp./(a)/                          3,465        93,763
         --------------------------------------------------------------
         PMC-Sierra, Inc./(a)/                      3,677        36,145
         --------------------------------------------------------------
         Texas Instruments Inc.                    34,098     1,082,952
         --------------------------------------------------------------
         Xilinx, Inc.                               7,230       204,971
         --------------------------------------------------------------
                                                              6,900,339
         --------------------------------------------------------------

         SOFT DRINKS-1.77%
         Coca-Cola Co. (The)                       46,450     2,032,652
         --------------------------------------------------------------
         Coca-Cola Enterprises Inc.                 7,215       169,553
         --------------------------------------------------------------
         Pepsi Bottling Group, Inc. (The)           4,044       117,923
         --------------------------------------------------------------
         PepsiCo, Inc.                             34,328     1,871,906
         --------------------------------------------------------------
                                                              4,192,034
         --------------------------------------------------------------

         SPECIALIZED CONSUMER SERVICES-0.08%
         H&R Block, Inc.                            3,380       192,525
         --------------------------------------------------------------

         SPECIALIZED FINANCE-0.19%
         CIT Group Inc.                             4,313       190,376
         --------------------------------------------------------------
         Moody's Corp.                              5,665       268,011
         --------------------------------------------------------------
                                                                458,387
         --------------------------------------------------------------

         SPECIALTY CHEMICALS-0.21%
         Ecolab Inc.                                4,516       151,647
         --------------------------------------------------------------
         International Flavors & Fragrances Inc.    1,797        68,142
         --------------------------------------------------------------
         Rohm and Haas Co.                          3,977       183,181
         --------------------------------------------------------------
         Sigma-Aldrich Corp.                        1,412        90,594
         --------------------------------------------------------------
                                                                493,564
         --------------------------------------------------------------

         SPECIALTY STORES-0.28%
         Office Depot, Inc./(a)/                    6,510       184,754
         --------------------------------------------------------------
         OfficeMax Inc.                             1,449        43,035
         --------------------------------------------------------------
         Staples, Inc.                             15,095       343,713
         --------------------------------------------------------------
         Tiffany & Co.                              2,942       100,116
         --------------------------------------------------------------
                                                                671,618
         --------------------------------------------------------------

         STEEL-0.14%
         Allegheny Technologies, Inc.               1,818        52,849
         --------------------------------------------------------------
         Nucor Corp.                                3,268       181,211
         --------------------------------------------------------------
         United States Steel Corp.                  2,335        99,588
         --------------------------------------------------------------
                                                                333,648
         --------------------------------------------------------------

         SYSTEMS SOFTWARE-3.28%
         Adobe Systems Inc.                        10,055       298,030
         --------------------------------------------------------------
         BMC Software, Inc./(a)/                    4,592        87,661
         --------------------------------------------------------------
         Computer Associates International, Inc.   10,887       298,848
         --------------------------------------------------------------
         Microsoft Corp.                          206,132     5,279,041
         --------------------------------------------------------------
         Novell, Inc./(a)/                          7,853        47,746
         --------------------------------------------------------------
         Oracle Corp./(a)/                         90,707     1,231,801
         --------------------------------------------------------------
         Symantec Corp./(a)/                       24,471       537,628
         --------------------------------------------------------------
                                                              7,780,755
         --------------------------------------------------------------

                                                            MARKET
                                                 SHARES     VALUE
          ------------------------------------------------------------

          THRIFTS & MORTGAGE FINANCE-1.64%
          Countrywide Financial Corp.             12,056 $     434,016
          ------------------------------------------------------------
          Fannie Mae                              19,855     1,109,100
          ------------------------------------------------------------
          Freddie Mac                             14,175       896,994
          ------------------------------------------------------------
          Golden West Financial Corp.              5,798       377,566
          ------------------------------------------------------------
          MGIC Investment Corp.                    1,935       132,702
          ------------------------------------------------------------
          Sovereign Bancorp, Inc.                  7,480       179,445
          ------------------------------------------------------------
          Washington Mutual, Inc.                 17,996       764,470
          ------------------------------------------------------------
                                                             3,894,293
          ------------------------------------------------------------

          TIRES & RUBBER-0.04%
          Cooper Tire & Rubber Co.                 1,282        25,794
          ------------------------------------------------------------
          Goodyear Tire & Rubber Co. (The)/(a)/    3,631        63,216
          ------------------------------------------------------------
                                                                89,010
          ------------------------------------------------------------

          TOBACCO-1.35%
          Altria Group, Inc.                      42,484     2,844,729
          ------------------------------------------------------------
          Reynolds American Inc.                   2,381       198,361
          ------------------------------------------------------------
          UST Inc.                                 3,381       155,594
          ------------------------------------------------------------
                                                             3,198,684
          ------------------------------------------------------------

                                                                        MARKET
                                                        SHARES          VALUE
----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.04%
W.W. Grainger, Inc.                                      1,706      $     106,318
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
 SERVICES-0.34%
Nextel Communications, Inc. -- Class A/(a)/             23,048            802,070
----------------------------------------------------------------------------------
    Total Common Stocks & Other Equity Interests
     (Cost $200,905,476)                                              231,809,028
----------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT
U.S. TREASURY BILLS-0.25%
2.96%, 09/15/05 (Cost $597,795)/(d)/                $  600,000/(e)/       597,697
----------------------------------------------------------------------------------
    Total U.S. Treasury Securities
     (Cost $597,795)                                                      597,697
----------------------------------------------------------------------------------

                                                        SHARES
REPURCHASE AGREEMENTS-2.09%
State Street Bank & Trust 3.12%, 08/01/05
 (Cost $4,965,345)/(f)/                              4,965,345          4,965,345
----------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.16% (Cost $206,468,616)                         237,372,070
----------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.16%)                                    (388,925)
----------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $ 236,983,145
----------------------------------------------------------------------------------

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/Each unit represents one common share and one paired trust share. /(c)/Each unit represents one common share and one paired Class B share. /(d)/Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
/(e)/A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 6. /(f)/Repurchase agreement entered into July 29, 2005 with a maturing value of
     $4,966,636. Collateralized by $5,115,000 of U.S. Government obligations, 3.00% due August 15, 2007 with an aggregate market value at July 31, 2005 of $5,067,420.




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

ASSETS:
Investments, at market value (cost $206,468,616)                       $237,372,070
------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                          172,470
------------------------------------------------------------------------------------
  Dividends and interest                                                    283,870
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            15,767
------------------------------------------------------------------------------------
Other assets                                                                 26,798
------------------------------------------------------------------------------------
    Total assets                                                        237,870,975
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                      73,017
------------------------------------------------------------------------------------
  Fund shares reacquired                                                    590,131
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         23,218
------------------------------------------------------------------------------------
  Variation margin                                                           47,735
------------------------------------------------------------------------------------
Accrued distribution fees                                                    47,088
------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                             1,565
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  52,722
------------------------------------------------------------------------------------
Accrued operating expenses                                                   52,354
------------------------------------------------------------------------------------
    Total liabilities                                                       887,830
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                            $236,983,145
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                          $217,127,311
------------------------------------------------------------------------------------
Undistributed net investment income                                         305,813
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 futures contracts                                                      (11,523,689)
------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and futures contracts   31,073,710
------------------------------------------------------------------------------------
                                                                       $236,983,145
------------------------------------------------------------------------------------

          NET ASSETS:
          Investor Class                                  $230,083,792
          ------------------------------------------------------------
          Institutional Class                             $  6,899,353
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
           NUMBER OF SHARES AUTHORIZED:
          Investor Class                                    17,740,361
          ------------------------------------------------------------
          Institutional Class                                  555,604
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      12.97
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      12.42
          ------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2005

INVESTMENT INCOME:
Dividends                                                                      $ 4,694,672
-------------------------------------------------------------------------------------------
Interest                                                                           214,332
-------------------------------------------------------------------------------------------
    Total investment income                                                      4,909,004
-------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                      585,188
-------------------------------------------------------------------------------------------
Administrative services fees                                                        63,837
-------------------------------------------------------------------------------------------
Custodian fees                                                                      36,908
-------------------------------------------------------------------------------------------
Distribution fees -- Investor                                                      569,759
-------------------------------------------------------------------------------------------
Transfer agent fees -- Investor                                                    479,764
-------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                 5,279
-------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                           23,554
-------------------------------------------------------------------------------------------
Other                                                                              165,594
-------------------------------------------------------------------------------------------
    Total expenses                                                               1,929,883
-------------------------------------------------------------------------------------------
Less: Expensesreimbursed and expense offset arrangements                          (431,463)
-------------------------------------------------------------------------------------------
    Net expenses                                                                 1,498,420
-------------------------------------------------------------------------------------------
Net investment income                                                            3,410,584
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND FUTURES CONTRACTS:
Net realized gain from:
  Investment securities                                                          2,498,902
-------------------------------------------------------------------------------------------
  Futures contracts                                                                516,605
-------------------------------------------------------------------------------------------
                                                                                 3,015,507
-------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                         22,234,395
-------------------------------------------------------------------------------------------
  Futures contracts                                                                424,395
-------------------------------------------------------------------------------------------
                                                                                22,658,790
-------------------------------------------------------------------------------------------
Net gain from investment securities and futures contracts                       25,674,297
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $29,084,881
-------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2005 and 2004

                                                                                                          2005          2004
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $  3,410,584  $  2,302,210
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures contracts                                     3,015,507     2,709,783
---------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and futures contracts                  22,658,790    20,303,101
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                29,084,881    25,315,094
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                        (3,187,004)   (2,074,514)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                     (104,063)      (58,208)
---------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                 (3,291,067)   (2,132,722)
---------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                       (29,115,766)   15,729,074
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                      889,650       596,232
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                            (28,226,116)   16,325,306
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                               (2,432,302)   39,507,678
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                    239,415,447   199,907,769
---------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $305,813 and $186,296, respectively)  $236,983,145  $239,415,447
---------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM S&P 500 Index Fund, formerly INVESCO S&P 500 Index Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on April 1, 2002, the Fund limited public sales of its Investor Class shares to certain investors.
  The Fund's investment objective is to seek price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index (the "S & P 500"). Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan and transfer agency fees and expenses and other shareholder recordkeeping fees of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated between the classes based on relative net assets.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.
H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.
  Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Investor Class and Institutional Class shares to 0.60% and 0.35% of average daily net assets, respectively, through July 31, 2006. Prior to July 1, 2005, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Investor Class and Institutional Class shares to 0.65% and 0.35% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.
  For the year ended July 31, 2005, AIM reimbursed expenses of $25,243 and reimbursed $365,006 and $5,165 of class level expenses of Investor and Institutional class shares respectively.

  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended July 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $30,195.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended July 31, 2005, AIM was paid $63,837.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2005, the Fund paid AISI $479,764 for Investor Class shares and $5,279 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investor Class shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Investor Class shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the year ended July 31, 2005, the Investor Class shares paid $569,759.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $5,854.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the year ended July 31, 2005, the Fund paid legal fees of $4,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the year ended July 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM not to exceed the rate contractually agreed upon.

NOTE 6--FUTURES CONTRACTS

On July 31, 2005, $600,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                     OPEN FUTURES CONTRACTS AT PERIOD END
        ---------------------------------------------------------------
                       NO. OF      MONTH/     MARKET VALUE  UNREALIZED
        CONTRACT      CONTRACTS  COMMITMENT     07/31/05   APPRECIATION
        ---------------------------------------------------------------
        S&P 500 Index    19     Sept.-05/Long  $5,874,800    $170,256
        ---------------------------------------------------------------

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2005 and 2004 was as follows:

                                                    2005       2004
         -------------------------------------------------------------
         Distributions paid from ordinary income $3,291,067 $2,132,722
         -------------------------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2005, the components of net assets on a tax basis were as follows:

                                                               2005
        ----------------------------------------------------------------
        Undistributed ordinary income (accumulated losses) $    320,773
        ----------------------------------------------------------------
        Unrealized appreciation -- investments               24,201,568
        ----------------------------------------------------------------
        Temporary book/tax differences                          (14,957)
        ----------------------------------------------------------------
        Capital loss carryforward                            (4,651,550)
        ----------------------------------------------------------------
        Shares of Beneficial Interest                       217,127,311
        ----------------------------------------------------------------
        Total net assets                                   $236,983,145
        ----------------------------------------------------------------

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $3,504,274 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 July 31, 2010                    $3,073,399
                 ---------------------------------------------
                 July 31, 2011                     1,578,151
                 ---------------------------------------------
                 Total capital loss carryforward  $4,651,550
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2005 was $9,400,887 and $27,802,629, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $ 45,552,179
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (21,350,611)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 24,201,568
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $213,170,502.

NOTE 9--SHARE INFORMATION

The Fund currently offers two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares and Institutional Class shares are sold at net asset value.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                                     --------------------------------------------------
                                               2005                      2004
                                     ------------------------  ------------------------
                                       SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Investor Class                      4,536,570  $ 55,848,517   8,158,662  $ 93,393,414
----------------------------------------------------------------------------------------
  Institutional Class                   139,962     1,640,099     134,129     1,499,236
----------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                        252,892     3,136,907     175,553     2,043,181
----------------------------------------------------------------------------------------
  Institutional Class                     8,746       104,063       5,219        58,200
----------------------------------------------------------------------------------------
Reacquired:/(a)/
  Investor Class                     (7,225,743)  (88,101,190) (6,947,424)  (79,707,521)
----------------------------------------------------------------------------------------
  Institutional Class                   (72,446)     (854,512)    (85,170)     (961,204)
----------------------------------------------------------------------------------------
                                     (2,360,019) $(28,226,116)  1,440,969  $ 16,325,306
----------------------------------------------------------------------------------------

/(a)/Amount is net of redemption fees of $4,356 and $121 for Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2005 and $16,385 and $373 for Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        INVESTOR CLASS
                                                                   ------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                   ------------------------------------------------------
                                                                        2005        2004      2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  11.60       $  10.41  $   9.59  $  12.78   $  15.36
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.18           0.11      0.10      0.09       0.10
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      1.36           1.18      0.82     (3.19)     (2.39)
---------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   1.54           1.29      0.92     (3.10)     (2.29)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.17)         (0.10)    (0.10)    (0.09)     (0.10)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --             --        --        --      (0.19)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                               (0.17)         (0.10)    (0.10)    (0.09)     (0.29)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00           0.00      0.00      0.00       0.00
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  12.97       $  11.60  $  10.41  $   9.59   $  12.78
---------------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                                     13.38%         12.43%     9.73%   (24.33)%   (15.07)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $230,084       $234,090  $195,668  $135,578   $116,309
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.65%/(b)/     0.65%     0.65%     0.65%      0.63%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.83%/(b)/     1.00%     1.05%     1.01%      0.99%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   1.46%/(b)/     0.99%     1.15%     0.84%      0.75%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   4%             2%        1%        3%        43%
---------------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(b)/Ratios are based on average daily net assets of $227,903,420.

                                                                                     INSTITUTIONAL CLASS
                                                                   --------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                   --------------------------------------------------
                                                                       2005      2004      2003       2002        2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $11.11       $ 9.97  $ 9.23      $ 12.45   $ 15.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.21         0.13    0.13/(a)/    0.08      0.19/(a)/
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)    1.30         1.14    0.78        (3.11)    (2.44)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 1.51         1.27    0.91        (3.03)    (2.25)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                              (0.20)       (0.13)  (0.17)       (0.19)    (0.18)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --           --      --           --     (0.19)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                             (0.20)       (0.13)  (0.17)       (0.19)    (0.37)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest               0.00         0.00    0.00         0.00      0.00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.42       $11.11  $ 9.97      $  9.23   $ 12.45
--------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                   13.70%       12.77%   9.98%      (24.50)%  (15.09)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $6,899       $5,325  $4,239      $   338   $   544
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.35%/(c)/   0.35%   0.35%        0.35%     0.35%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.46%/(c)/   0.67%   2.18%        7.36%     1.84%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                 1.76%/(c)/   1.29%   1.35%        1.15%     1.03%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 4%           2%      1%           3%       43%
--------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
/(c)/Ratios are based on average daily net assets of $6,171,592.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM

Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                                     APPENDIX II

                                                         AIM MID CAP GROWTH FUND
                                Annual Report to Shareholders o October 31, 2004


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM MID CAP GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 10/31/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o The returns shown in the Management's
                                                                                          Discussion of Fund Performance are based
o Effective 9/30/03, Class B shares are      o The unmanaged Standard & Poor's            on net asset values calculated for
not available as an investment for           Composite Index of 500 Stocks (the S&P       shareholder transactions. Generally
retirement plans maintained pursuant to      500--Registered Trademark-- Index) is an     accepted accounting principles require
Section 401 of the Internal Revenue Code,    index of common stocks frequently used as    adjustments to be made to the net assets
including 401(k) plans, money purchase       a general measure of U.S. stock market       of the fund at period end for financial
pension plans and profit sharing plans.      performance.                                 reporting purposes, and as such, the net
Plans that have existing accounts invested                                                asset values for shareholder transactions
in Class B shares will continue to be        o The unmanaged Standard & Poor's Midcap     and the returns based on those net asset
allowed to make additional purchases.        400 Index (the S&P 400 Index) represents     values may differ from the net asset
                                             the performance of mid-capitalization        values and returns reported in the
o Class R shares are available only to       stocks.                                      Financial Highlights.
certain retirement plans. Please see the
prospectus for more information.             o The unmanaged Russell Midcap--Registered   o Bloomberg, Inc. is an independent
                                             Trademark-- Growth Index is a subset of      research and reporting firm.
PRINCIPAL RISKS OF INVESTING IN THE FUND     the Russell Midcap--Registered Trademark--
                                             Index, which represents the performance of   The fund files its complete schedule of
o Investing in small and mid-size            the stocks of domestic mid-capitalization    portfolio holdings with the Securities and
companies involves risks not associated      companies; the Growth subset measures the    Exchange Commission ("SEC") for the 1st
with investing in more established           performance of Russell Midcap companies      and 3rd quarters of each fiscal year on
companies. Also, small companies have        with higher price/book ratios and higher     Form N-Q. The fund's Form N-Q filings are
business risk, significant stock price       forecasted growth values.                    available on the SEC's Web site at
fluctuations and illiquidity.                                                             http://www.sec.gov. Copies of the fund's
                                             o The unmanaged MSCI World Index is a        Forms N-Q may be reviewed and copied at
o International investing presents certain   group of global securities tracked by        the SEC's Public Reference Room at 450
risks not associated with investing solely   Morgan Stanley Capital International.        Fifth Street, N.W., Washington, D.C.
in the United States. These include risks                                                 20549-0102. You can obtain information on
relating to fluctuations in the value of     o The unmanaged Lipper Mid-Cap Growth Fund   the operation of the Public Reference
the U.S. dollar relative to the values of    Index represents an average of the           Room, including information about
other currencies, the custody arrangements   performance of the 30 largest                duplicating fee charges, by calling
made for the fund's foreign holdings,        mid-capitalization growth funds tracked by   1-202-942-8090 or by electronic request at
differences in accounting, political risks   Lipper, Inc., an independent mutual fund     the following e-mail address:
and the lesser degree of public              performance monitor.                         publicinfo@sec.gov. The SEC file numbers
information required to be provided by                                                    for the fund are 811-1424 and 2-25469. The
non-U.S. companies. The fund may invest up   o The fund is not managed to track the       fund's most recent portfolio holdings, as
to 25% of its assets in the securities of    performance of any particular index,         filed on Form N-Q, are also available at
non-U.S. issuers.                            including the indexes defined here, and      AIMinvestments.com.
                                             consequently, the performance of the fund
o The fund may participate in the initial    may deviate significantly from the           A description of the policies and
public offering (IPO) market in some         performance of the indexes. Performance of   procedures that the fund uses to determine
market cycles. Because of the fund's small   an index of funds reflects fund expenses;    how to vote proxies relating to portfolio
asset base, any investment the fund may      performance of a market index does not.      securities is available without charge,
make in IPOs may significantly affect the                                                 upon request, from our Client Services
fund's total return. As the fund's assets    o A direct investment cannot be made in an   department at 800-959-4246 or on the AIM
grow, the impact of IPO investments will     index. Unless otherwise indicated, index     Web site, AIMinvestments.com. On the home
decline, which may reduce the effect of      results include reinvested dividends, and    page, scroll down and click on AIM Funds
IPO investments on the fund's total          they do not reflect sales charges.           Proxy Policy. The information is also
return.                                                                                   available on the Securities and Exchange
                                             OTHER INFORMATION                            Commission's Web site, sec.gov.

                                             o Industry classifications used in this      Information regarding how the fund voted
                                             report are generally according to the        proxies related to its portfolio
                                             Global Industry Classification Standard,     securities during the 12 months ended
                                             which was developed by and is the            6/30/04 is available at our Web site. Go
                                             exclusive property and a service mark of     to AIMinvestments.com, access the About Us
                                             Morgan Stanley Capital International Inc.    tab, click on Required Notices and then
                                             and Standard & Poor's.                       click on Proxy Voting Activity. Next,
                                                                                          select your fund from the drop-down menu.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--REGISTERED TRADEMARK--:

[PHOTO OF           NEW BOARD CHAIRMAN
ROBERT H.
GRAHAM]             It is our pleasure to introduce you to Bruce Crockett,
                    the new Chairman of the Board of Trustees of the AIM
ROBERT H. GRAHAM    Funds. Bob Graham has served as Chairman of the Board
                    of Trustees of the AIM Funds ever since Ted Bauer
PHOTO OF]           retired from that position in 2000. However, as you may
MARK H.             be aware, the U.S. Securities and Exchange Commission
WILLIAMSON]         recently adopted a rule requiring that an independent
                    fund trustee, meaning a trustee who is not an officer
MARK H. WILLIAMSON  of the fund's investment advisor, serve as chairman of the funds' Board. In addition, a similar provision was
[PHOTO OF           included in the terms of AIM Advisors' recent
BRUCE L.            settlements with certain regulators. Accordingly, the
CROCKETT]           AIM Funds' Board recently elected Mr. Crockett, one of
                    the fourteen independent trustees on the AIM Funds'
BRUCE L. CROCKETT   Board, as Chairman. His appointment became effective on
                    October 4, 2004. Mr. Graham will remain on the funds'

Board, as will Mark Williamson, President and Chief Executive Officer of AIM. Mr. Graham will also remain Chairman of AIM Investments--Registered Trademark--.

   Mr. Crockett has been a member of the AIM Funds' board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE FISCAL YEAR

Virtually every equity index, domestic and foreign, produced positive returns for the fiscal year ended October 31, 2004. Domestically, the S&P 500 Index was up 9.41% for the year. Globally, the MSCI World Index advanced more than 13%. However, a goodly portion of this positive performance was achieved during 2003. Year to date as of October 31, the S&P 500 Index was up just over 3%, the MSCI World Index just about 5%. In the pages that follow, you will find a more detailed discussion of the market conditions that affected your fund during the fiscal year.

   While it is agreeable to report positive market performance for the year covered by this report, as ever, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Over the short term, the one sure thing about the investment markets is their unpredictability. Over the long term, equities have produced very attractive returns. For the 25-year period ended October 31, 2004, the S&P 500 Index averaged 13.50% growth per year and the MSCI World Index averaged 11.16%. While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

YOUR FUND

The following pages of this report provide an explanation of how your fund was managed during the fiscal year, how it performed in comparison to various benchmarks, and a presentation of its long-term performance. We hope you find this information helpful. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

   As always, AIM remains committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM                           /s/ MARK H. WILLIAMSON
------------------------------------           --------------------------------
Robert H. Graham                               Mark H. Williamson
Chairman, AIM Investments                      CEO & President, AIM Investments
President & Vice Chairman, AIM Funds           Trustee, AIM Funds

December 16, 2004

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors, and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND FOCUSED ON ECONOMICALLY                                                              reported third-quarter earnings by the
SENSITIVE STOCKS                                                                          close of the fiscal year had either met or
                                                                                          exceeded expectations; just 20% missed
For the fiscal year ended October 31,        October 31, 2004. Gross domestic product     expectations. Energy, utilities, and
2004, AIM Mid Cap Growth Fund, Class A       (GDP), the broadest measure of overall       telecommunication services were the
shares, returned 1.79% at net asset value.   economic activity, expanded at an            strongest-performing sectors of the S&P
PERFORMANCE SHOWN AT NAV DOES NOT INCLUDE    annualized rate of 4.2% in the fourth        500 Index; information technology, health
FRONT-END SALES CHARGES, WHICH WOULD HAVE    quarter of 2003 before tapering off to a     care, and consumer staples were the
REDUCED THE PERFORMANCE. For the             more modest 3.9% in the third quarter of     weakest-performing sectors. Mid-cap stocks
performance of other share classes, please   2004.                                        generally were best-performing equity
see page 3. The fund underperformed the                                                   segment, followed by small-cap stocks and
S&P 500 Index, the Russell Midcap Growth        Generally positive economic developments  large-cap stocks.
Index and the Lipper Mid-Cap Growth Fund     prompted the U.S. Federal Reserve (the
Index, which returned 9.41%, 8.77% and       Fed) to raise its federal funds target       YOUR FUND
6.18%, respectively, over the same period.   rate from a decades-low 1.00%, where it
                                             stood at the beginning of the fiscal year,   While we remain committed to our strategy
   The fund lagged its indexes primarily     to 1.75% at the close of the reporting       of investing in the stocks of medium-sized
because of the underperformance of           period. In its report on the economy         companies with the above-average earnings
relatively large holdings in companies       released in late October, the Fed said       growth potential, we fine-tuned our
with controversial business models such as   economic activity continued to expand in     strategy in the light of our experiences
UTStarcom and United Online. As of June      September and early October. The Fed said    over the past year. In an effort to better
30, 2004, UTStarcom and United Online        that higher energy costs were constraining   control risk, we reduced or eliminated our
comprised almost 6% of the portfolio. Fund   consumer and business spending; but that     positions in the stocks of companies with
performance was adversely affected when      capital spending and hiring were rising      more controversial business models. We
these two stocks declined sharply as the     modestly.                                    maintained some relatively large stock
reporting period progressed. The                                                          positions in the portfolio, but believe
portfolio's overweight position in              Geopolitical uncertainty and terrorism    they represented fundamentally sound
information technology relative to the       concerns, as well as soaring oil prices,     companies with excellent business models
Lipper Mid-Cap Growth Fund Index also        had a detrimental effect on economic         and solid long-term growth records. We may
detracted from the fund's performance        growth and consumer sentiment. In            not shy away from controversial stocks,
relative to its peers.                       mid-October, Fed Chairman Alan Greenspan     but we intend to keep the position sizes
                                             said that "so far this year, the rise in     in check.
MARKET CONDITIONS                            the value of imported oil--essentially a
                                             tax on U.S. residents--has amounted to          Sectors that contributed most to fund
The U.S. economy generally showed signs of   about 3/4 [of 1] percent of GDP."            performance were energy, health care and
strength during the fiscal year ended                                                     industrials. Rising oil prices had a
                                                Bloomberg reported that 80% of the        positive impact on energy stocks. Demand
                                             companies in the S&P 500 Index that had      for medical products and services tends to
                                                                                          remain constant regardless of economic
                                                                                          conditions.


====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      TOP 10 INDUSTRIES*
By sector
                [PIE CHART]                   1. Anthem, Inc.                      1.4%    1. Communication Equipment          4.9%

Information Technology               25.5%    2. Agilent Technologies, Inc.        1.2     2. Health Care Equipment            4.8

Consumer Discretionary               20.7%    3. Community Health Systems Inc.     1.2     3. Diversified Commercial Services  4.4

Health Care                          19.7%    4. Univision Communications-Class A  1.2     4. Pharmaceuticals                  4.1

Industrials                          12.9%    5. Legg Mason, Inc.                  1.2     5. Biotechnology                    3.9

Financials                            9.9%    6. Fiserv, Inc.                      1.2     6. Specialty Stores                 3.6

Energy                                4.8%    7. Cognizant Technology                      7. Data Processing
                                                 Solutions Corp.-Class A           1.1        & Outsourced Services            3.5
Telecommunications Services           3.4%
                                              8. Sirva Inc.                        1.1     8. Asset Management &
Money Market Funds Plus Other                                                                 Custody Banks                    3.5
Assets Less Liabilities               1.9%    9. Amdocs Ltd. (United Kingdom)      1.1
                                                                                           9. Wireless Telecommunications
Consumer Staples                      0.6%   10. Marvel Technology                            Services                         3.4
                                                 Group Ltd. (Bermuda)              1.1
Materials                             0.6%                                                10. Systems Software                 3.1


The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*Excluding money market fund holdings.

====================================================================================================================================

Consequently, health care stocks have        expansion of its product line. Ultra         THE VIEWS AND OPINIONS EXPRESSED IN
historically tended to be more stable in     Petroleum is involved in the acquisition,    MANAGEMENT'S DISCUSSION OF FUND
price. Industrial and service companies      exploration and operation of oil and gas     PERFORMANCE ARE THOSE OF A I M ADVISORS,
also tend to perform well in the beginning   properties. The company benefited            INC. THESE VIEWS AND OPINIONS ARE SUBJECT
of an economic recovery, such as we          increased production, rising oil prices      TO CHANGE AT ANY TIME BASED ON FACTORS
experienced this past year.                  and a reserve base that was larger and       SUCH AS MARKET AND ECONOMIC CONDITIONS.
                                             more productive than previous estimates      THESE VIEWS AND OPINIONS MAY NOT BE RELIED
   Over the reporting period, we increased   indicated.                                   UPON AS INVESTMENT ADVICE OR
the fund's weighting in industrials, a                                                    RECOMMENDATIONS, OR AS AN OFFER FOR A
broad sector that encompasses a relatively      The most significant detractors from      PARTICULAR SECURITY. THE INFORMATION IS
wide range of industries. We particularly    performance were UTStarcom and United        NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
liked employment-related companies, which    Online. Prior to 2004, both companies had    ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
should benefit from an improving job         experienced consistent revenue and           THE FUND. STATEMENTS OF FACT ARE FROM
market.                                      earnings growth, and the stocks had          SOURCES CONSIDERED RELIABLE, BUT A I M
                                             performed well for the fund. UTStarcom was   ADVISORS, INC. MAKES NO REPRESENTATION OR
   Information technology, the fund's        adversely affected by a decline              WARRANTY AS TO THEIR COMPLETENESS OR
largest sector weighting, was also the       in equipment orders and increased pricing    ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
most significant detractor from              competition in the handset market. United    IS NO GUARANTEE OF FUTURE RESULTS, THESE
performance. While information technology    Online's stock declined on concerns that     INSIGHTS MAY HELP YOU UNDERSTAND OUR
was one of the best-performing sectors in    declining subscription rates, combined       INVESTMENT MANAGEMENT PHILOSOPHY.
the S&P 500 Index in 2003, it struggled in   with increases in new subscriber
2004. As the annualized rate of economic     acquisition costs, might undermine the             See important fund and index
growth was sluggish over the fund's fiscal   company's profitability. We sold our              disclosures inside front cover.
year, the information technology sector      holdings in United Online and reduced our
confronted the prospect of slowing capital   position in UTStarcom.                                        KARL F. FARMER
spending, and many stocks in that sector                                                                   Prior to joining AIM in
declined. In response, we sold positions     IN CLOSING                                        [FARMER     July of 1998, Mr. Farmer,
in any companies we considered marginal                                                        PHOTO]      Chartered Financial
and focused on the companies in which we     Throughout the reporting period, we                           Analyst, spent six years
had the most confidence. We continued to     remained committed to our mid-cap growth                      as a pension actuary,
monitor this sector closely.                 investment directive as defined in the       focusing on retirement plans and other
                                             fund's prospectus. We constantly reviewed    benefit programs. He earned a B.S. in
   Stocks that contributed to fund           each security's fundamentals to ensure a     economics from Texas A&M University,
performance included Research In Motion, a   continued fit and to limit exposure to       graduating magna cum laude. He
mobile communications company, and Ultra     high-risk stocks. We believe our enhanced    subsequently earned his M.B.A. in finance
Petroleum, an independent oil and gas        investment strategy coupled with our         from The Wharton School at the University
company. Research In Motion benefited from   in-depth bottom-up fundamental stock         of Pennsylvania.
increased sales of hand-held communication   selection process has the potential to
devices such as its BlackBerry--Registered   provide shareholders with consistent                          JAY K. RUSHIN
Trademark-- wireless platform, further       risk-adjusted return over a long-term                         Mr. Rushin, Chartered
penetration of wireless carriers and an      investment horizon.                             [RUSHIN       Financial Analyst, began
                                                                                               PHOTO]      his investment career in
===========================================  ==========================================                    1994 when he joined AIM
                                                                                                           as a portfolio
FUND VS. INDEXES                             TOTAL NET ASSETS              $195 MILLION   administrator. In 1996, he left AIM to
                                                                                          work as an associate equity analyst. He
TOTAL RETURNS, 10/31/03-10/31/04,            TOTAL NUMBER OF HOLDINGS*              128   returned to AIM as an equity analyst on
EXCLUDING APPLICABLE SALES CHARGES. IF                                                    AIM's small-cap funds in 1998 and was
SALES CHARGES WERE INCLUDED, RETURNS         ==========================================   promoted to senior analyst in 2000. He
WOULD BE LOWER.                                                                           assumed his current duties as portfolio
                                                                                          manager in 2001. A native of Gaithersburg,
Class A Shares                       1.79%                                                MD, Mr. Rushin holds a B.A. in English
                                                                                          from Florida State University.
Class B Shares                       1.04
                                                                                          Assisted by Mid-Cap Growth Team and GARP
Class C Shares                       1.04                                                 Team

Class R Shares                       1.57                                                         [RIGHT ARROW GRAPHIC]

S&P 400 Index                       11.04                                                 FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
S&P 500 Index (Broad-based Index)    9.41                                                 TURN TO PAGE 5.

Russell Midcap Growth Index
(Style-specific Index)               8.77

Lipper Mid-Cap Growth Fund Index
(Peer-group Index)                   6.18

Source: Lipper, Inc.

==========================================

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid       To do so, compare this 5% hypothetical
                                             over the period. Simply divide your          example with the 5% hypothetical examples
As a shareholder of the fund, you incur      account value by $1,000 (for example, an     that appear in the shareholder reports of
two types of costs: (1) transaction costs,   $8,600 account value divided by $1,000 =     the other funds.
which may include sales charges (loads) on   8.6), then multiply the result by the
purchase payments; contingent deferred       number in the table under the heading           Please note that the expenses shown in
sales charges on redemptions; and            entitled "Actual Expenses Paid During        the table are meant to highlight your
redemption fees, if any; and (2) ongoing     Period" to estimate the expenses you paid    ongoing costs only and do not reflect any
costs, including management fees;            on your account during this period.          transactional costs, such as sales charges
distribution and/or service fees (12b-1);                                                 (loads) on purchase payments, contingent
and other fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR                     deferred sales charges on redemptions, and
intended to help you understand your         COMPARISON PURPOSES                          redemption fees, if any. Therefore, the
ongoing costs (in dollars) of investing in                                                hypothetical information is useful in
the fund and to compare these costs with     The table below also provides information    comparing ongoing costs only, and will not
ongoing costs of investing in other mutual   about hypothetical account values and        help you determine the relative total
funds. The example is based on an            hypothetical expenses based on the fund's    costs of owning different funds. In
investment of $1,000 invested at the         actual expense ratio and an assumed rate     addition, if these transactional costs
beginning of the period and held for the     of return of 5% per year before expenses,    were included, your costs would have been
entire period, May 1, 2004-October 31,       which is not the fund's actual return. The   higher.
2004.                                        hypothetical account values and expenses
                                             may not be used to estimate the actual
ACTUAL EXPENSES                              ending account balance or expenses you
                                             paid for the period. You may use this
The table below provides information about   information to compare the ongoing costs
actual account values and actual expenses.   of investing in the fund and other funds.
You may use the information in this table,
together with the amount you invested,

===================================================================================================================================
                                                          ACTUAL                                      HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES             ENDING ACCOUNT             EXPENSES
                      VALUE                   VALUE                PAID DURING               VALUE                 PAID DURING
                    (05/01/04)            (10/31/04)(1)             PERIOD(2)              (10/31/04)               PERIOD(2)
Class A            $1,000.00                $984.80                  $ 8.93                $1,016.14                 $ 9.07
Class B             1,000.00                 982.10                   12.16                 1,012.87                  12.35
Class C             1,000.00                 982.10                   12.16                 1,012.87                  12.35
Class R             1,000.00                 983.70                    9.67                 1,015.38                   9.83

(1) The actual ending account value is based on the actual total return of the fund for the period May 1, 2004, to October 31,
2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period May 1, 2004, to October 31, 2004, was -1.52%, -1.79%, -1.79% and -1.63% for Class A, B, C and R shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (1.79%, 2.44%, 2.44% and 1.94% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

===================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON       For More Information Visit
                                                                                           IMAGE]           AIMinvestments.com

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

===================================================================================================================================
Past performance cannot guarantee comparable  RESULTS OF A $10,000 INVESTMENT
future results.                               11/1/99-10/31/04 (Index results from 10/31/99)

Your fund's total return includes                                                 [MOUNTAIN CHART]
reinvested distributions, fund expenses
and management fees. Index results include                                            AIM MID     LIPPER
reinvested dividends. Performance of an                   AIM MID CAP  AIM MID CAP   CAP GROWTH   MID-CAP  RUSSELL
index of funds reflects fund expenses and                 GROWTH FUND  GROWTH FUND      FUND      GROWTH   MIDCAP
management fees; performance of a market                    CLASS A      CLASS B       CLASS C     FUND    GROWTH   S&P 500  S&P 400
index does not. Performance shown in the        DATE        SHARES       SHARES        SHARES     INDEX     INDEX    INDEX    INDEX
CHART does not reflect deduction of taxes
a shareholder would pay on fund                 11/1/1999   $ 9450       $10000        $10000    $10000    $10000   $10000   $10000
distributions or sale of fund shares.           11/99        10660        11270         11270     11254     11036    10203    10525
Performance of the indexes does not             12/99        12984        13700         13700     13602     12946    10803    11150
reflect the effects of taxes.                   1/00         12805        13509         13509     13368     12944    10261    10836
                                                2/00         15895        16760         16760     16719     15665    10067    11595
Since the last reporting period, the fund       3/00         16623        17519         17519     15542     15681    11051    12565
has elected to use the S&P 500 Index as         4/00         14515        15289         15299     13492     14159    10718    12126
its broadbased market index since the S&P       5/00         13382        14079         14089     12279     13127    10499    11975
500 Index is such a widely recognized           6/00         14724        15479         15490     14187     14520    10757    12151
gauge of the stock market. The fund will        7/00         14176        14898         14899     13598     13600    10589    12343
no longer measure its performance against       8/00         15821        16609         16619     15377     15651    11247    13721
the S&P 400 Index, the index published in       9/00         14922        15669         15668     14638     14886    10653    13627
previous reports to shareholders. Because       10/00        13589        14249         14258     13454     13867    10608    13165
this is the first reporting period since        11/00        10953        11479         11488     10641     10854     9772    12171
we have adopted the new index, SEC              12/00        11672        12239         12238     11408     11425     9820    13102
guidelines require that we compare the          1/01         12116        12689         12688     11563     12078    10168    13394
fund's performance to both the old and the      2/01         10141        10620         10619      9828      9989     9242    12630
new index. The fund has also included a         3/01          9225         9650          9649      8785      8559     8657    11691
style-specific index, the Russell Midcap        4/01         10500        10980         10990      9944      9986     9329    12980
Growth Index. The fund believes this index      5/01         10236        10700         10699     10026      9939     9391    13283
more closely reflects the performance of        6/01         10604        11080         11079      9987      9944     9163    13229
the securities in which the fund invests.       7/01         10094        10540         10540      9461      9274     9073    13032
In addition, the unmanaged Lipper Mid-Cap       8/01          9026         9420          9419      8827      8602     8505    12606
Growth Fund Index, which may or may not         9/01          7325         7640          7639      7554      7180     7818    11038
include AIM Mid Cap Growth Fund, is             10/01         8109         8449          8449      7975      7935     7968    11526
included for comparison to a peer group.        11/01         8903         9269          9268      8630      8789     8579    12384
                                                12/01         9196         9569          9569      9004      9123     8654    13023
In evaluating this chart, please note that      1/02          8865         9219          9218      8660      8827     8528    12956
the chart uses a logarithmic scale along        2/02          8175         8499          8499      8229      8326     8363    12972
the vertical axis (the value scale). This       3/02          8828         9169          9168      8748      8962     8678    13899
means that each scale increment always          4/02          8619         8949          8948      8457      8487     8152    13834
represents the same percent change in           5/02          8478         8798          8798      8175      8234     8092    13600
price; in a linear chart each scale             6/02          7608         7898          7898      7440      7325     7516    12605
increment always represents the same            7/02          6729         6978          6978      6638      6614     6930    11383
absolute change in price. In this example,      8/02          6531         6768          6768      6559      6591     6975    11441
the scale increment between $5,000 and          9/02          5878         6089          6088      6151      6067     6218    10520
$10,000 is the same as that between             10/02         6191         6408          6408      6462      6537     6765    10975
$10,000 and $20,000. In a linear chart,         11/02         6625         6858          6858      6845      7049     7163    11610
the latter scale increment would be twice       12/02         6266         6478          6478      6441      6623     6742    11133
as large. The benefit of using a                1/03          6247         6458          6458      6345      6558     6566    10808
logarithmic scale is that it better             2/03          6124         6318          6318      6247      6501     6467    10551
illustrates performance during the fund's       3/03          6209         6408          6417      6337      6622     6530    10639
early years before reinvested                   4/03          6606         6807          6817      6781      7073     7067    11412
distributions and compounding create the        5/03          7126         7347          7357      7342      7753     7439    12358
potential for the original investment to        6/03          7296         7517          7527      7457      7864     7534    12515
grow to very large numbers. Had the chart       7/03          7693         7917          7927      7751      8145     7667    12959
used a linear scale along its vertical          8/03          8109         8347          8347      8132      8593     7816    13547
axis, you would not be able to see as           9/03          7826         8057          8057      7859      8427     7734    13340
clearly the movements in the value of the       10/03         8431         8677          8677      8476      9106     8171    14348
fund and the indexes during the fund's          11/03         8677         8907          8916      8677      9350     8243    14848
early years. We used a logarithmic scale        12/03         8903         9146          9146      8722      9452     8675    15099
because the fund is almost five years old.      1/04          9196         9436          9436      8942      9764     8834    15426
                                                2/04          9309         9556          9556      9065      9927     8957    15796
AVERAGE ANNUAL TOTAL RETURNS                    3/04          9243         9476          9476      9063      9908     8822    15863
As of 10/31/04, including applicable sales      4/04          8713         8926          8926      8776      9629     8683    15343
charges                                         5/04          9006         9226          9226      8967      9856     8802    15661
                                                6/04          9016         9226          9226      9182     10013     8973    16017
CLASS A SHARES                                  7/04          8166         8347          8347      8530      9350     8676    15270
Inception (11/1/99)                -3.01%       8/04          7930         8107          8107      8382      9234     8711    15230
1 Year                             -3.81        9/04          8308         8497          8497      8741      9579     8805    15681
                                                10/04       $ 8582       $ 8595        $ 8770    $ 8999    $ 9904   $ 8940   $15932
CLASS B SHARES                                                                                                 Source: Lipper, Inc.
Inception (11/1/99)                -2.98%       In addition to returns as of the close of
1 Year                             -3.96        the fiscal year, industry regulations         Class R shares' inception date is
                                                require us to provide average annual total 6/3/02. Returns since that date are
CLASS C SHARES                                  returns as of 9/30/04, the most recent     historical returns. All other returns are
Inception (11/1/99)                -2.59%       calendar quarter-end.                      blended returns of historical Class R
1 Year                              0.04                                                   share performance and restated Class A
                                                AVERAGE ANNUAL TOTAL RETURNS               share performance (for periods prior to
CLASS R SHARES                                  As of 9/30/04, most recent calendar        the inception date of Class R shares) at
Inception                          -2.10%       quarter-end, including applicable sales    net asset value, adjusted to reflect the
1 Year                              1.57        charges                                    higher Rule 12b-1 fees applicable to
                                                                                           Class R shares.
                                                CLASS A SHARES
                                                Inception (11/1/99)              -3.70%       The performance data quoted represent
                                                1 Year                            0.34     past performance and cannot guarantee
                                                                                           comparable future results; current
                                                CLASS B SHARES                             performance may be lower or higher.
                                                Inception (11/1/99)              -3.65%    Please visit AIMinvestments.com for the
                                                1 Year                            0.46     most recent month-end performance.
                                                                                           Performance figures reflect reinvested
                                                CLASS C SHARES                             distributions, changes in net asset value
                                                Inception (11/1/99)              -3.25%    and the effect of the maximum sales
                                                1 Year                            4.46     charge unless otherwise stated.
                                                                                           Investment return and principal value
                                                CLASS R SHARES                             will fluctuate so that you may have a
                                                Inception                        -2.76%    gain or loss when you sell shares.
                                                1 Year                            5.93
                                                                                             Class A share performance reflects the
                                                                                           maximum 5.50% sales charge, and Class B
                                                                                           and Class C share performance reflects
                                                                                           the applicable contingent deferred sales
                                                                                           charge (CDSC) for the period involved.
                                                                                           The CDSC on Class B shares declines from
                                                                                           5% beginning at the time of purchase to
                                                                                           0% at the beginning of the seventh year.
                                                                                           The CDSC on Class C shares is 1% for the
                                                                                           first year after purchase. Class R shares
                                                                                           do not have a front-end sales charge;
                                                                                           returns shown are at net asset value and
                                                                                           do not reflect a 0.75% CDSC that may be
                                                                                           imposed on a total redemption of
                                                                                           retirement plan assets within the first
                                                                                           year.

                                                                                              The performance of the fund's share
                                                                                           classes will differ due to different
                                                                                           sales charge structures and class
                                                                                           expenses.
====================================================================================================================================

SUPPLEMENT TO ANNUAL REPORT DATED 10/31/04

AIM MID CAP GROWTH FUND

INSTITUTIONAL CLASS SHARES                   =========================================     Institutional Class shares have no sales
                                             AVERAGE ANNUAL TOTAL RETURNS                  charge; therefore, performance is at net
The following information has been           For periods ended 10/31/04                    asset value. Performance of Institutional
prepared to provide Institutional Class      Inception                          -1.85%     Class shares will differ from performance
shareholders with a performance overview       1 Year                            2.13      of other share classes due to differing
specific to their holdings. Institutional                                                  sales charges and class expenses.
Class shares are offered exclusively to      =========================================
institutional investors, including           AVERAGE ANNUAL TOTAL RETURNS                     Please note that past performance is
defined contribution plans that meet         For periods ended 9/30/04                     not indicative of future results. More
certain criteria.                            Inception                          -2.52%     recent returns may be more or less than
                                               1 Year                            6.52      those shown. All returns assume
                                                                                           reinvestment of distributions at net
                                             =========================================     asset value. Investment return and
                                                                                           principal value will fluctuate so your
                                             Institutional Class shares' inception         shares, when redeemed, may be worth more
                                             date is 4/30/04. Returns since that date      or less than their original cost. See
                                             are historical returns. All other returns     full report for information on
                                             are blended returns of historical             comparative benchmarks. Please consult
                                             Institutional Class share performance and     your fund prospectus for more
                                             restated Class A share performance (for       information. For the most current
                                             periods prior to the inception date of        month-end performance, please call
                                             Institutional Class shares) at net asset      800-451-4246 or visit AIMinvestments.com.
                                             value and reflect the higher Rule 12b-1
                                             fees applicable to Class A shares. Class
                                             A shares' inception date is 11/1/99.
                                             Institutional Class shares would have had
                                             different returns due to differences in
                                             the expense structure of the
                                             Institutional Class.

                                   Over for information on your fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com         MCG-INS-1 10/04

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account        other funds. To do so, compare this 5%
                                             value divided by $1,000 = 8.6), then          hypothetical example with the 5%
As a shareholder of the fund, you incur      multiply the result by the number in the      hypothetical examples that appear in the
ongoing costs, including management fees;    table under the heading entitled "Actual      shareholder reports of the other funds.
and other fund expenses. This example is     Expenses Paid During Period" to estimate
intended to help you understand your         the expenses you paid on your account            Please note that the expenses shown in
ongoing costs (in dollars) of investing      during this period.                           the table are meant to highlight your
in the fund and to compare these costs                                                     ongoing costs only. Therefore, the
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR                      hypothetical information is useful in
mutual funds. The example is based on an     COMPARISON PURPOSES                           comparing ongoing costs only, and will
investment of $1,000 invested at the                                                       not help you determine the relative total
beginning of the period and held for the     The table below also provides information     costs of owning different funds.
entire period, May 1, 2004, to October       about hypothetical account values and
31, 2004.                                    hypothetical expenses based on the fund's
                                             actual expense ratio and an assumed rate
ACTUAL EXPENSES                              of return of 5% per year before expenses,
                                             which is not the fund's actual return.
The table below provides information         The hypothetical account values and
about actual account values and actual       expenses may not be used to estimate the
expenses. You may use the information in     actual ending account balance or expenses
this table, together with the amount you     you paid for the period. You may use this
invested, to estimate the expenses that      information to compare the ongoing costs
you paid over the period. Simply divide      of investing in the fund and
your account value by

====================================================================================================================================

                                                                   ACTUAL                              HYPOTHETICAL
                                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                               BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES         ENDING ACCOUNT         EXPENSES
                                     VALUE               VALUE            PAID DURING            VALUE            PAID DURING
                                  (05/01/04)         (10/31/04)(1)         PERIOD(2)          (10/31/04)           PERIOD(2)
Institutional Class                $1,000.00            $988.10              $5.55             $1,019.56             $5.63

(1) The actual ending account value is based on the actual total return of the fund for the period May 1, 2004, to October 31, 2004, after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period May 1, 2004, to October 31, 2004, was -1.19% for Institutional Class shares.

(2) Expenses are equal to the fund's annualized expense ratio of 1.11% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com              MCG-INS-1 10/04

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.10%

ADVERTISING-0.73%

Omnicom Group Inc.                              18,000    $ 1,420,200
=====================================================================

AEROSPACE & DEFENSE-0.68%

L-3 Communications Holdings, Inc.               20,000      1,318,600
=====================================================================

AIR FREIGHT & LOGISTICS-0.64%

Robinson (C.H.) Worldwide, Inc.                 23,000      1,240,620
=====================================================================

APPAREL RETAIL-2.24%

Chico's FAS, Inc.(a)                            44,000      1,761,320
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          55,000      1,289,200
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       32,000      1,312,000
=====================================================================
                                                            4,362,520
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Coach, Inc.(a)                                  40,000      1,865,200
=====================================================================

APPLICATION SOFTWARE-2.70%

Amdocs Ltd. (United Kingdom)(a)                 85,200      2,142,780
---------------------------------------------------------------------
Intuit Inc.(a)                                  40,000      1,814,400
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                    30,000      1,302,900
=====================================================================
                                                            5,260,080
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.46%

Calamos Asset Management, Inc.-Class A(a)       60,700      1,183,650
---------------------------------------------------------------------
Franklin Resources, Inc.                        18,000      1,091,160
---------------------------------------------------------------------
Investors Financial Services Corp.(b)           55,000      2,116,950
---------------------------------------------------------------------
Legg Mason, Inc.                                37,000      2,357,270
=====================================================================
                                                            6,749,030
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Autoliv, Inc.                                   25,000      1,068,750
=====================================================================

BIOTECHNOLOGY-3.87%

Cephalon, Inc.(a)                               21,000      1,001,070
---------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                       22,000      1,029,380
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               32,000      1,121,280
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        35,000      1,212,050
---------------------------------------------------------------------
Invitrogen Corp.(a)                             17,200        995,880
---------------------------------------------------------------------
Martek Biosciences Corp.(a)                     26,000      1,223,456
---------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                    15,000        974,700
=====================================================================
                                                            7,557,816
=====================================================================

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)        77,000      2,383,920
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


BUILDING PRODUCTS-1.02%

Masco Corp.                                     58,000    $ 1,987,080
=====================================================================

CASINOS & GAMING-0.52%

Station Casinos, Inc.                           20,000      1,019,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.94%

Avaya Inc.(a)                                  140,000      2,016,000
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                   100,000      2,064,000
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                       40,300      1,072,383
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)             21,000      1,852,200
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                        52,400      1,435,236
---------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                           70,000      1,198,400
=====================================================================
                                                            9,638,219
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                              25,000      1,480,500
=====================================================================

COMPUTER HARDWARE-0.82%

PalmOne, Inc.(a)(b)                             55,000      1,593,350
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.16%

Emulex Corp.(a)                                 92,000        966,920
---------------------------------------------------------------------
QLogic Corp.(a)                                 40,000      1,300,000
=====================================================================
                                                            2,266,920
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Cummins Inc.(b)                                 18,000      1,261,440
=====================================================================

CONSUMER FINANCE-0.82%

First Marblehead Corp. (The)(a)                 30,000      1,608,000
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)   20,000      1,091,000
---------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  50,000      2,114,000
---------------------------------------------------------------------
DST Systems, Inc.(a)                            30,000      1,345,500
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 65,000      2,310,100
=====================================================================
                                                            6,860,600
=====================================================================

DEPARTMENT STORES-1.70%

Kohl's Corp.(a)                                 39,900      2,025,324
---------------------------------------------------------------------
Nordstrom, Inc.                                 30,000      1,295,400
=====================================================================
                                                            3,320,724
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.35%

Apollo Group, Inc.-Class A(a)                   18,000      1,188,000
---------------------------------------------------------------------
Career Education Corp.(a)                       35,000      1,097,950
---------------------------------------------------------------------
Cintas Corp.                                    30,000      1,294,200
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Corporate Executive Board Co. (The)             32,000    $ 2,036,800
---------------------------------------------------------------------
Corrections Corp. of America(a)                 48,800      1,695,800
---------------------------------------------------------------------
ITT Educational Services, Inc.(a)               31,000      1,178,310
=====================================================================
                                                            8,491,060
=====================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)            38,300      1,165,133
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Agilent Technologies, Inc.(a)                   97,000      2,430,820
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                  31,000      1,053,070
=====================================================================

EMPLOYMENT SERVICES-1.69%

Manpower Inc.                                   42,000      1,900,500
---------------------------------------------------------------------
Monster Worldwide Inc.(a)                       50,000      1,402,500
=====================================================================
                                                            3,303,000
=====================================================================

ENVIRONMENTAL SERVICES-0.65%

Stericycle, Inc.(a)                             28,000      1,269,240
=====================================================================

GENERAL MERCHANDISE STORES-1.79%

Dollar Tree Stores, Inc.(a)                     70,000      2,023,000
---------------------------------------------------------------------
Family Dollar Stores, Inc.                      50,000      1,477,500
=====================================================================
                                                            3,500,500
=====================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Schein (Henry), Inc.(a)                         24,800      1,568,104
=====================================================================

HEALTH CARE EQUIPMENT-4.81%

Biomet, Inc.                                    22,000      1,026,960
---------------------------------------------------------------------
Fisher Scientific International Inc.(a)         25,000      1,434,000
---------------------------------------------------------------------
INAMED Corp.(a)                                 26,000      1,381,900
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       27,000      1,345,410
---------------------------------------------------------------------
PerkinElmer, Inc.                               80,000      1,643,200
---------------------------------------------------------------------
Waters Corp.(a)                                 24,000        990,960
---------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                        20,000      1,551,800
=====================================================================
                                                            9,374,230
=====================================================================

HEALTH CARE FACILITIES-1.24%

Community Health Systems Inc.(a)                90,000      2,413,800
=====================================================================

HEALTH CARE SERVICES-2.08%

Caremark Rx, Inc.(a)                            65,000      1,948,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                        33,000      2,112,000
=====================================================================
                                                            4,060,050
=====================================================================

HEALTH CARE SUPPLIES-0.50%

Cooper Cos., Inc. (The)                         14,000        984,900
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


HOME FURNISHINGS-0.52%

Mohawk Industries, Inc.(a)                      12,000    $ 1,020,960
=====================================================================

HOMEBUILDING-0.93%

Pulte Homes, Inc.                               33,000      1,811,040
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Kerzner International Ltd. (Bahamas)(a)         19,000        963,680
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,000      1,634,700
=====================================================================
                                                            2,598,380
=====================================================================

HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(a)                                 53,500      1,878,920
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Eaton Corp.                                     23,000      1,470,850
=====================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)            58,700      2,110,265
=====================================================================

INTEGRATED OIL & GAS-0.86%

Murphy Oil Corp.                                21,000      1,680,420
=====================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Ask Jeeves, Inc.(a)                             45,000      1,160,100
---------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                  40,000      1,340,000
=====================================================================
                                                            2,500,100
=====================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class
  A(a)                                          65,000      2,210,000
=====================================================================

LEISURE PRODUCTS-1.51%

Brunswick Corp.                                 35,000      1,642,200
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                     85,000      1,309,000
=====================================================================
                                                            2,951,200
=====================================================================

MANAGED HEALTH CARE-2.29%

Aetna Inc.                                      19,000      1,805,000
---------------------------------------------------------------------
Anthem, Inc.(a)                                 33,000      2,653,200
=====================================================================
                                                            4,458,200
=====================================================================

MULTI-LINE INSURANCE-0.66%

Quanta Capital Holdings Ltd. (Bermuda)(a)      144,200      1,297,800
=====================================================================

OIL & GAS DRILLING-1.73%

Noble Corp. (Cayman Islands)(a)                 25,000      1,142,000
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      63,000      1,211,490
---------------------------------------------------------------------
Pride International, Inc.(a)                    55,000      1,016,400
=====================================================================
                                                            3,369,890
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.50%

Varco International, Inc.(a)                    35,000        968,800
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Ultra Petroleum Corp. (Canada)(a)               35,000    $ 1,701,000
---------------------------------------------------------------------
XTO Energy Inc.                                 50,000      1,669,000
=====================================================================
                                                            3,370,000
=====================================================================

PHARMACEUTICALS-4.14%

Barr Pharmaceuticals Inc.(a)                    35,000      1,317,750
---------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                    36,000      1,285,200
---------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)         40,000      1,626,800
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             50,000      1,333,500
---------------------------------------------------------------------
Sepracor Inc.(a)                                24,000      1,102,320
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      50,000      1,420,000
=====================================================================
                                                            8,085,570
=====================================================================

PUBLISHING-0.70%

Getty Images, Inc.(a)(b)                        23,000      1,359,990
=====================================================================

REAL ESTATE-0.92%

New Century Financial Corp.                     32,500      1,792,375
=====================================================================

REGIONAL BANKS-0.61%

Commerce Bancorp, Inc.                          20,000      1,184,800
=====================================================================

REINSURANCE-0.77%

Everest Re Group, Ltd. (Bermuda)                19,000      1,508,030
=====================================================================

RESTAURANTS-0.65%

Brinker International, Inc.(a)                  39,000      1,259,700
=====================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Novellus Systems, Inc.(a)                       74,800      1,938,068
=====================================================================

SEMICONDUCTORS-3.07%

ATI Technologies Inc. (Canada)(a)               70,000      1,263,500
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                       45,000      1,217,250
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      75,000      2,142,750
---------------------------------------------------------------------
Microchip Technology Inc.                       45,000      1,361,250
=====================================================================
                                                            5,984,750
=====================================================================

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                     33,000      1,117,050
=====================================================================

SPECIALTY STORES-3.64%

Advance Auto Parts, Inc.(a)                     45,000      1,760,400
---------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                       50,000      2,039,500
---------------------------------------------------------------------
Staples, Inc.                                   60,000      1,784,400
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        40,000      1,526,800
=====================================================================
                                                            7,111,100
=====================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.         50,000      1,385,500
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-(CONTINUED)

Novell, Inc.(a)                                175,000    $ 1,258,250
---------------------------------------------------------------------
Red Hat, Inc.(a)(b)                             80,000      1,027,200
---------------------------------------------------------------------
Symantec Corp.(a)                               16,600        945,204
---------------------------------------------------------------------
VERITAS Software Corp.(a)                       65,000      1,422,200
=====================================================================
                                                            6,038,354
=====================================================================

TECHNOLOGY DISTRIBUTORS-1.02%

CDW Corp.                                       32,000      1,984,960
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.53%

Doral Financial Corp. (Puerto Rico)             40,000      1,679,200
---------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)               65,000      1,299,350
=====================================================================
                                                            2,978,550
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

Fastenal Co.                                    21,000      1,159,830
---------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A         45,000      1,536,300
=====================================================================
                                                            2,696,130
=====================================================================

TRUCKING-1.11%

Sirva Inc.(a)                                   90,000      2,160,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.38%

AO VimpelCom-ADR (Russia)(a)                    11,000      1,254,000
---------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)               100,000      1,684,000
---------------------------------------------------------------------
NII Holdings Inc.(a)(b)                         38,000      1,682,260
---------------------------------------------------------------------
SpectraSite, Inc.(a)                            38,500      1,975,050
=====================================================================
                                                            6,595,310
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,645,208)                       191,368,038
=====================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

XTO Energy Inc. (Oil & Gas Exploration &
  Production) (Cost $70,660)                      500        $30        Nov-04            8,750
===============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,818,420      1,818,420
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    1,818,420      1,818,420
=======================================================================
    Total Money Market Funds (Cost
      $3,636,840)                                             3,636,840
=======================================================================
TOTAL INVESTMENTS-99.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $168,352,708)               195,013,628
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.48%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  6,790,375   $  6,790,375
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,790,375)                                       6,790,375
=======================================================================
TOTAL INVESTMENTS-103.45% (Cost $175,143,083)               201,804,003
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.45%)                        (6,732,117)
=======================================================================
NET ASSETS-100.00%                                         $195,071,886
_______________________________________________________________________
=======================================================================

Investment Abbreviations

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $164,715,868)*                               $ 191,376,788
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,427,215)                              10,427,215
============================================================
    Total investments (cost $175,143,083)        201,804,003
============================================================
Receivables for:
  Investments sold                                 5,998,273
------------------------------------------------------------
  Fund shares sold                                   140,843
------------------------------------------------------------
  Dividends                                           23,987
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,100
------------------------------------------------------------
Other assets                                          33,155
============================================================
    Total assets                                 208,027,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,257,491
------------------------------------------------------------
  Fund shares reacquired                             663,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,411
------------------------------------------------------------
  Collateral upon return of securities loaned      6,790,375
------------------------------------------------------------
Accrued distribution fees                            104,705
------------------------------------------------------------
Accrued trustees' fees                                   941
------------------------------------------------------------
Accrued transfer agent fees                           26,248
------------------------------------------------------------
Accrued operating expenses                            79,804
============================================================
    Total liabilities                             12,955,475
============================================================
Net assets applicable to shares outstanding    $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 307,591,806
------------------------------------------------------------
Undistributed net investment income (loss)           (29,371)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (139,144,919)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,654,370
============================================================
                                               $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  99,261,624
____________________________________________________________
============================================================
Class B                                        $  70,420,726
____________________________________________________________
============================================================
Class C                                        $  24,503,049
____________________________________________________________
============================================================
Class R                                        $     876,607
____________________________________________________________
============================================================
Institutional Class                            $       9,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           10,934,912
____________________________________________________________
============================================================
Class B                                            8,033,455
____________________________________________________________
============================================================
Class C                                            2,794,530
============================================================
Class R                                               97,064
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      94.50%)                                  $        9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.11
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $6,544,219 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,918)          $   683,992
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $63,247)*                            153,142
=========================================================================
    Total investment income                                       837,134
=========================================================================

EXPENSES:

Advisory fees                                                   1,780,749
-------------------------------------------------------------------------
Administrative services fees                                       86,224
-------------------------------------------------------------------------
Custodian fees                                                     61,905
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         394,349
-------------------------------------------------------------------------
  Class B                                                         802,204
-------------------------------------------------------------------------
  Class C                                                         291,132
-------------------------------------------------------------------------
  Class R                                                           2,920
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        912,181
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              9
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,001
-------------------------------------------------------------------------
Other                                                             281,545
=========================================================================
    Total expenses                                              4,629,219
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (42,438)
=========================================================================
    Net expenses                                                4,586,781
=========================================================================
Net investment income (loss)                                   (3,749,647)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    9,151,671
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,975,847)
-------------------------------------------------------------------------
  Foreign currencies                                               (6,549)
=========================================================================
                                                               (2,982,396)
=========================================================================
Net gain from investment securities                             6,169,275
=========================================================================
Net increase in net assets resulting from operations          $ 2,419,628
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,749,647)   $ (2,955,493)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   9,151,671      14,307,340
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,982,396)     42,907,455
==========================================================================================
    Net increase in net assets resulting from operations         2,419,628      54,259,302
==========================================================================================
Share transactions-net:
  Class A                                                      (10,422,993)     18,339,848
------------------------------------------------------------------------------------------
  Class B                                                      (11,811,705)      1,788,121
------------------------------------------------------------------------------------------
  Class C                                                       (4,684,464)      5,771,210
------------------------------------------------------------------------------------------
  Class R                                                          676,095         197,900
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,233,067)     26,097,079
==========================================================================================
    Net increase (decrease) in net assets                      (23,813,439)     80,356,381
==========================================================================================

NET ASSETS:

  Beginning of year                                            218,885,325     138,528,944
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(29,371) and $(24,611), respectively)          $195,071,886    $218,885,325
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,147.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $36,467 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $86,224 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $912,181 for Class A, Class B, Class C and Class R shares and $9 for Institutional Class shares and reimbursed fees for the Institutional Class shares of $4. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $394,349 $802,204, $291,132 and $2,920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $77,275 in front-end sales commissions from the sale of Class A shares and $120, $12,045, $4,411 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,039,656     $ 60,161,675    $(64,382,911)         $ --          $1,818,420     $45,344        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,039,656       60,161,675     (64,382,911)           --           1,818,420      44,551          --
===========================================================================================================================
  Subtotal       $12,079,312     $120,323,350    $(128,765,822)        $ --          $3,636,840     $89,895        $ --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 1,593,500     $ 86,506,068    $ (88,099,568)        $ --         $        --     $58,446        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       19,094,475      (12,304,100)          --           6,790,375       4,801          --
===========================================================================================================================
  Subtotal       $ 1,593,500     $105,600,543    $(100,403,668)        $ --         $ 6,790,375     $63,247        $ --
===========================================================================================================================
  Total          $13,672,812     $225,923,893    $(229,169,490)        $ --         $10,427,215     $153,142       $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,622,166 and $702,736, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,820 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,820.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,035 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,544,219 were on loan to brokers. The loans were secured by cash collateral of $6,790,375 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $63,247 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  25,453,299
---------------------------------------------------------------------------
Temporary book/tax differences                                      (29,371)
---------------------------------------------------------------------------
Capital loss carryforward                                      (137,943,848)
---------------------------------------------------------------------------
Shares of beneficial interest                                   307,591,806
===========================================================================
Total net assets                                              $ 195,071,886
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(6,550).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $8,876,974 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $    407,338
-----------------------------------------------------------------------------
October 31, 2009                                                  86,724,292
-----------------------------------------------------------------------------
October 31, 2010                                                  50,812,218
=============================================================================
Total capital loss carryforward                                 $137,943,848
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $358,096,030 and $382,393,967, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,338,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,878,329)
===============================================================================
Net unrealized appreciation of investment securities               $25,459,849
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $176,344,154.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $3,744,887 and shares of beneficial interest decreased by $3,744,887. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,366,280    $ 31,467,821     7,664,279    $ 58,252,871
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,689,471      15,326,444     3,281,689      24,068,217
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,055,967       9,613,286     1,644,878      12,124,964
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         79,652         742,690        25,518         209,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,085          10,000            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        287,382       2,711,609       189,563       1,431,485
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (296,604)     (2,711,609)     (194,530)     (1,431,485)
======================================================================================================================
Reacquired:
  Class A                                                     (4,869,016)    (44,602,423)   (5,404,259)    (41,344,508)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,730,826)    (24,426,540)   (2,879,424)    (20,848,611)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,595,627)    (14,297,750)     (872,689)     (6,353,754)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,765)        (66,595)       (1,487)        (11,595)
======================================================================================================================
                                                              (3,020,001)   $(26,233,067)    3,453,538    $ 26,097,079
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $112,671,098.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $80,220,450.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,113,161.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $584,032.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,671.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

                                                         AIM MID CAP GROWTH FUND
OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2004



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management    None
   Trustee and President                            Group Inc. (financial services holding
                                                    company); Director and Vice Chairman,
                                                    AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), AIM
                                                    Investment Services, Inc., (registered
                                                    transfer agent), and Fund Management
                                                    Company (registered broker dealer); and
                                                    Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    None
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.
   President                                        (financial services holding company);
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.
                                                    (registered transfer agent), Fund
                                                    Management Company (registered broker
                                                    dealer) and INVESCO Distributors, Inc.
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; President and Chief
                                                    Executive Officer, INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett(3) -- 1944    1993             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                                (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003             Retired                                    None
   Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
                                                    Formerly: Partner, law firm of Baker &
                                                    McKenzie
---------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003             Co-President and Founder, Green, Manning   None
   Trustee                                          & Bunch Ltd., (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and         Cortland Trust, Inc. (Chairman)
   Trustee                                          private business corporations, including   (registered investment company);
                                                    the Boss Group Ltd. (private investment    Annuity and Life Re (Holdings),
                                                    and management) and Magellan Insurance     Ltd. (insurance company)
                                                    Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Retired                                    None
   Trustee
                                                    Formerly: Chairman, Mercantile Mortgage
                                                    Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                          Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                    company) and Texana Timber LP
                                                    (sustainable forestry company)
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1988             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003             Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                          (California)
                                                    Formerly: Associate Justice of the
                                                    California Court of Appeals
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of October 31, 2004

                                                         AIM MID CAP GROWTH FUND



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998             Formerly: Chief Executive Officer, YWCA    None
   Trustee                                          of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1988             Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1989             Executive Vice President, Development      None
   Trustee                                          and Operations, Hines Interests Limited
                                                    Partnership (real estate development
                                                    company)
---------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley(4) -- 1959     2004             Senior Vice President, A I M Management    N/A
   Senior Vice President and                        Group Inc. (financial services holding
   Chief Compliance Officer                         company); Senior Vice President and
                                                    Chief Compliance Officer, A I M
                                                    Advisors, Inc.; Vice President and Chief
                                                    Compliance Officer, A I M Capital
                                                    Management, Inc. and A I M Distributors,
                                                    Inc.; and Vice President, AIM Investment
                                                    Services, Inc. and Fund Management
                                                    Company
                                                    Formerly: Senior Vice President and
                                                    Compliance Director, Delaware
                                                    Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003             Director, Senior Vice President,           N/A
   Senior Vice President,                           Secretary and General Counsel, A I M
   Secretary and Chief Legal                        Management Group Inc. (financial
   Officer                                          services holding company) and A I M
                                                    Advisors, Inc.; Director and Vice
                                                    President, INVESCO Distributors, Inc.;
                                                    Vice President, A I M Capital
                                                    Management, Inc., and AIM Investment
                                                    Services, Inc.; Director, Vice President
                                                    and General Counsel, Fund Management
                                                    Company and Senior Vice President, A I M
                                                    Distributors, Inc.
                                                    Formerly: Senior Vice President and
                                                    General Counsel, Liberty Financial
                                                    Companies, Inc.; Senior Vice President
                                                    and General Counsel, Liberty Funds
                                                    Group, LLC and Vice President, A I M
                                                    Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002             Managing Director and Director of Money    N/A
   Vice President                                   Market Research and Special Projects,
                                                    A I M Capital Management, Inc.; and Vice
                                                    President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004             Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                     Advisors, Inc.
                                                    Formerly: Senior Vice President, AIM
                                                    Investment Services, Inc.; and Vice
                                                    President, A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004             Director of Cash Management, Managing      N/A
   Vice President                                   Director and Chief Cash Management
                                                    Officer, A I M Capital Management, Inc;
                                                    Director and President, Fund Management
                                                    Company; and Vice President, A I M
                                                    Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen -- 1940         1999             Executive Vice President, A I M            N/A
   Vice President                                   Management Group, Inc.; Senior Vice
                                                    President, A I M Advisors, Inc., and
                                                    President, Director of Investments,
                                                    Chief Executive Officer and Chief
                                                    Investment Officer, A I M Capital
                                                    Management, Inc.
                                                    Formerly: Director of A I M Advisors,
                                                    Inc. and A I M Management Group Inc.,
                                                    A I M Advisors, Inc.; and Director and
                                                    Chairman, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  Ernst & Young LLP
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         5 Houston Center
Houston, TX 77046-1173    Suite 100                 Suite 100                 1401 McKinney
                          Houston, TX 77046-1173    Houston, TX 77046-1173    Suite 1200
                                                                              Houston, TX 77010-4035

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   AIM Investment Services,  State Street Bank and
Andrews & Ingersoll, LLP  & Frankel LLP             Inc.                      Trust Company
1735 Market Street        919 Third Avenue          P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103-7599 New York, NY 10022-3852 Houston, TX 77210-4739    Boston, MA 02110-2801

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                    AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                        AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(7)    AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                         AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                              SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)        AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                           AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)               AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)                    AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)
AIM Opportunities II Fund                    AIM Leisure Fund(1)                          AIM Aggressive Allocation Fund
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                     AIM Conservative Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                         AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ===============================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ===============================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

   If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

AIMinvestments.com               MCG-AR-1               A I M Distributors. Inc.


                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                                    APPENDIX III

                                                         AIM MID CAP GROWTH FUND
                              SEMIANNUAL REPORT TO SHAREHOLDERS o APRIL 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIM MID CAP GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o The returns shown in the Management's
                                                                                           Discussion of Fund Performance are based
Effective September 30, 2003, Class B        o The unmanaged Standard & Poor's             on net asset values calculated for
shares are not available as an               Composite Index of 500 Stocks (the S&P        shareholder transactions. Generally
investment for retirement plans              500--Registered Trademark-- Index) is an      accepted accounting principles require
maintained pursuant to Section 401 of        index of common stocks frequently used        adjustments to be made to the net assets
the Internal Revenue Code, including         as a general measure of U.S. stock            of the Fund at period end for financial
401(k) plans, money purchase pension         market performance.                           reporting purposes, and as such, the net
plans and profit sharing plans. Plans                                                      asset values for shareholder
that have existing accounts invested in      o The unmanaged RussellMidcap                 transactions and the returns based on
Class B shares will continue to be           --Registered Trademark-- Growth Index is      those net asset values may differ from
allowed to make additional purchases.        a subset of the Russell Midcap                the net asset values and returns
                                             --Registered Trademark-- Index, which         reported in the Financial Highlights.
o Class R shares are available only to       represents the performance of the stocks
certain retirement plans. Please see the     of domestic mid-capitalization                The Fund provides a complete list of its
prospectus for more information.             companies; the Growth subset measures         holdings four times in each fiscal year,
                                             the performance of Russell Midcap             at the quarter-ends. For the second and
PRINCIPAL RISKS OF INVESTING IN THE FUND     companies with higher price/book ratios       fourth quarters, the lists appear in the
                                             and higher forecasted growth values.          Fund's semiannual and annual reports to
o Investing in small and mid-size                                                          shareholders. For the first and third
companies involves risks not associated      o The unmanaged Lipper Mid-Cap Growth         quarters, the Fund files the lists with
with investing in more established           Fund Index represents an average of the       the Securities and Exchange Commission
companies, including business risk,          performance of the 30 largest                 (SEC) on Form N-Q. Shareholders can look
significant stock price fluctuations and     mid-capitalization growth funds tracked       up the Fund's Forms N-Q on the SEC's Web
illiquidity.                                 by Lipper, Inc., an independent mutual        site at sec.gov. Copies of the Fund's
                                             fund performance monitor.                     Forms N-Q may be reviewed and copied at
o The Fund may invest up to 25% of its                                                     the SEC's Public Reference Room at 450
assets in the securities of non-U.S.         o The Fund is not managed to track the        Fifth Street, N.W., Washington, D.C.
issuers. International investing             performance of any particular index,          20549-0102. You can obtain information
presents certain risks not associated        including the indexes defined here, and       on the operation of the Public Reference
with investing solely in the United          consequently, the performance of the          Room, including information about
States. These include risks relating to      Fund may deviate significantly from the       duplicating fee charges, by calling
fluctuations in the value of the U.S.        performance of the indexes.                   1-202-942-8090 or 1-800-732-0330, or by
dollar relative to the values of other                                                     electronic request at the following
currencies, the custody arrangements         o A direct investment cannot be made in       e-mail address: publicinfo@sec.gov. The
made for the Fund's foreign holdings,        an index. Unless otherwise indicated,         SEC file numbers for the Fund are
differences in accounting, political         index results include reinvested              811-1424 and 2-25469. The Fund's most
risks and the lesser degree of public        dividends, and they do not reflect sales      recent portfolio holdings, as filed on
information required to be provided by       charges. Performance of an index of           Form N-Q, are also available at
non-U.S. companies.                          funds reflects fund expenses;                 AIMinvestments.com.
                                             Performance of a market index does not.
o Although investments in initial public                                                   A description of the policies and
offerings (IPOs) have had a positive         OTHER INFORMATION                             procedures that the Fund uses to
impact on the Fund's performance in the                                                    determine how to vote proxies relating
past, there can be no assurance that the     o Industry classifications used in this       to portfolio securities is available
Fund will have favorable IPO investment      report are generally according to the         without charge, upon request, from our
opportunities in the future. Attractive      Global Industry Classification Standard,      Client Services department at
IPOs are often oversubscribed and may        which was developed by and is the             800-959-4246 or on the AIM Web site,
not be available to the Fund, or may be      exclusive property and a service mark of      AIMinvestments.com. On the home page,
available in only very limited               Morgan Stanley Capital International          scroll down and click on AIM Funds Proxy
quantities. For additional information       Inc. and Standard & Poor's.                   Policy. The information is also
regarding the Fund's performance, please                                                   available on the SEC Web site, sec.gov.
see the Fund's prospectus.
                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

===============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
===============================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM MID CAP GROWTH FUND

                      DEAR FELLOW SHAREHOLDERS:

                      Most equity market and fund indexes, domestic and
 [GRAHAM              international, produced positive total returns for
 PHOTO]               the six months ended April 30, 2005, but for the most
                      part, those positive numbers reflected gains made during the latter months of 2004. Year-to-date as of April 30, 2005, the returns were far less attractive.

                        High oil prices remained a source of unease; crude
ROBERT H. GRAHAM      oil remained near or above $50 per barrel throughout
                      the reporting period. The Producer Price Index was up
                      fairly sharply in April, largely due to energy costs.
  [WILLIAMSON         And central bank policy continued to focus on
      PHOTO]          containing short-term inflation via increases in the
                      overnight federal funds interest rate, the rate the
                      Federal Reserve (the Fed) most directly controls.
                      Shortly after the reporting period closed, the Fed
                      raised that rate to 3%; it was the eighth increase
MARK H. WILLIAMSON    since mid-2004. Should the Fed continue to raise
                      rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                         o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management
                               (ISM), whose purchasing manager surveys
                               cover more than 80% of the U.S. economy. In
                               May, manufacturing grew for the 24th
                               consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                         o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                         o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                         o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                               After the slow start in 2005, domestic and
                      many international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                         o     keep a long-term investment perspective,

                         o make sure their portfolio of investments is suitably diversified, and

                         o contact their financial advisors when they have questions about their investments or the markets.

                      YOUR FUND

                      In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                         We at AIM remain committed to building
                      solutions to help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                      Sincerely,

                      /S/ ROBERT H. GRAHAM            /S/ MARK H. WILLIAMSON

                      Robert H. Graham                Mark H. Williamson
                      President & Vice Chair,         Chairman & President,
                      AIM Funds                       A I M Advisors, Inc.
                      June 17, 2005

                      AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP GROWTH FUND


MANAGEMENT'S DISCUSSION OF FUND              ========================================         We endeavor to control volatility and
PERFORMANCE                                                                                risk by avoiding concentrating the
                                             FUND VS. INDEXES                              Fund's assets in any one sector or
PERFORMANCE SUMMARY                                                                        stock. Typically, the portfolio will
                                             Total returns, 10/31/04-4/30/05,              hold between 100 and 120 stocks. We
Stocks, as measured by the performance       excluding applicable sales charges. If        consider selling a stock for any of the
of the S&P 500 Index and other               sales charges were included, returns          following reasons:
benchmarks, generally posted lackluster      would be lower.
returns over the period, amid investor                                                     o a stock reaches our valuation target;
concerns about higher oil prices and         Class A Shares                         1.43%
rising interest rates. These trends also                                                   o a change in fundamentals indicates
muted the Fund's performance.                Class B Shares                         1.14   problems for the company;

   The Fund underperformed the S&P 500       Class C Shares                         1.14   o the company moves into the large
Index and the Russell Midcap Growth                                                        capitalization range;
Index largely because of stock               Class R Shares                         1.44
selection. Its holdings in the                                                             o or a more attractive investment option
industrials and information technology       S&P 500 Index (Broad-Based Index)      3.28   becomes available.
sectors detracted from its performance
relative to the Russell Midcap Growth        Russell Midcap Growth Index                   MARKET CONDITIONS AND YOUR FUND
Index. The Fund's focus on valuation         (Style-specific Index)                 4.07
helped it fare somewhat better than its                                                    The S&P 500 Index recorded most of its
Lipper peer group, as value stocks           Lipper Mid-Cap Growth Fund Index              gains in the first two months of the
outperformed growth stocks over the          (Peer-Group Index)                     1.05   reporting period, as oil prices declined
period.                                                                                    and the uncertainty surrounding the U.S.
                                             SOURCE: LIPPER,INC.                           presidential race was resolved. The S&P
HOW WE INVEST                                                                              500 Index declined in the first quarter
                                             ========================================      of 2005, as oil prices again increased
We use a bottom-up approach to                                                             and the Federal Reserve continued
investing, selecting stocks based on an      companies with capable management teams       raising interest rates to slow economic
analysis of individual companies. Our        that have demonstrated an ability to use      growth and curb potential inflation. In
goal is to produce consistent returns        corporate income to realize additional        this environment, investors generally
over the long-term by adhering to our        business opportunities.                       favored more defensive sectors such as
investment process in all market                                                           utilities, energy and health care.
environments. We use a fundamentals-            The portfolio is typically composed
driven investment discipline to identify     of the stocks of core and earnings               The inclusion of the stocks of both
attractively priced stocks of                acceleration companies:                       core and earnings acceleration companies
mid-capitalization companies with                                                          in the portfolio benefited performance.
above-average earnings and cash flow         o Core companies serve growing,               The Fund's earnings acceleration
growth. We also seek to invest in            non-cyclical markets and are industry         holdings enhanced performance when these
                                             leaders with consistent or growing            stocks led the market rally early in the
                                             market share.                                 reporting period. When investor sentiment
                                                                                           shifted in favor of more
                                             o Earnings acceleration companies are
                                             those that could potentially benefit
                                             from favorable near-term sector or
                                             industry trends, production cycles or
                                             other factors that could lead to rapid
                                             sales or earnings growth.

========================================     ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sectors
                                               1. Health Care Equipment         6.7%        1. Kinetic Concepts, Inc.           1.6%
              [PIE CHART]
Financials                          9.3%       2. Semiconductors                5.5         2. Ultra Petroleum Corp. (Canada)   1.5
Health Care                        19.5%
Money Market Funds Plus                        3. Specialty Stores              5.0         3. Alliance Data Systems Corp.      1.4
Other Assets Less Liabilities       3.1%
Materials                           1.0%       4. Communications Equipment      4.2         4. Hilton Hotels Corp.              1.3
Industrials                         9.5%
Telecommunication Services          3.9%       5. Wireless Telecommunication                5. Microchip Technology Inc.        1.3
Consumer Discretionary             22.3%          Services                      3.9
Consumer Staples                    1.1%                                                    6. Corporate Executive Board Co.
Energy                              8.2%     TOTAL NET ASSETS        $173.6 MILLION            (The)                            1.3
Information Technology             22.1%
                                             TOTAL NUMBER OF HOLDINGS*          112         7. Coach, Inc.                      1.3

                                                                                            8. Murphy Oil Corp.                 1.2

                                                                                            9. Nextel Partners, Inc. -Class A   1.2

                                                                                           10. Investors Financial Services
                                                                                               Corp.                            1.2
The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.
========================================     ========================================      ========================================

defensive stocks, the Fund benefited         o EXPRESS SCRIPTS, a leading pharmacy         The views and opinions expressed in
from its core company holdings.              benefits management company, processes        management's discussion of Fund
                                             prescriptions for pharmacies and offers       performance are those of A I M Advisors,
   For the reporting period, the two         home delivery of prescription drugs via       Inc. These views and opinions are
best-performing sectors for the Fund         mail. The company reported a 26%              subject to change at any time based on
were health care, which tends to be more     increase in earnings for the first            factors such as market and economic
defensive, and consumer discretionary,       quarter of 2005 compared to the same          conditions. These views and opinions may
which tends to be more cyclical.             period for the previous year. Express         not be relied upon as investment advice
Cyclical sectors historically have           Scripts has benefited from greater use        or recommendations, or as an offer for a
performed well in a growing economy.         of generic and low-cost brand-name drugs      particular security. The information is
Demand for health care services and          and home delivery services. One of its        not a complete analysis of every aspect
products tends to remain stable              chief competitors, CAREMARK RX, also was      of any market, country, industry,
regardless of economic trends. The           a strong contributor to Fund                  security or the Fund. Statements of fact
consumer discretionary sector benefited      performance. Detractors included:             are from sources considered reliable,
from generally solid consumer spending.                                                    but A I M Advisors, Inc. makes no
                                             o SIRVA, a global relocation services         representation or warranty as to their
        THE INCLUSION OF THE                 company, saw its stock decline when it        completeness or accuracy. Although
     STOCKS OF BOTH CORE AND                 announced that it would not meet its          historical performance is no guarantee
      EARNINGS ACCELERATION                  previously issued earnings guidance for       of future results, these insights may
         COMPANIES IN THE                    the fourth quarter of 2004. Reasons           help you understand our investment
         PORTFOLIO BENEFITED                 cited included accounting issues in its       management philosophy.
            PERFORMANCE.                     insurance and European operations and
                                             lower- than-expected operating margins              See important Fund and index
   While we maintained about the same        in each of its business segments. We              disclosures inside front cover.
weighting in health care and consumer        sold the stock.
discretionary, we increased the Fund's                                                                   KARL FARMER, Chartered
holdings in energy, which generally          o AVAYA, which produces communication            [FARMER    Financial Analyst, is
posted gains for the Fund. Energy stocks     equipment and software, faltered on               PHOTO]    co-manager of AIM Mid Cap
benefited from rising oil prices.            concerns that corporations may be slower                    Growth Fund. He spent six
                                             to deploy the company's voice over                          years as a pension
   Simultaneously, we reduced the            Internet protocol (VoIP) products than        actuary, focusing on retirement plans
portfolio's holdings in information          originally expected. VoIP technology          and other benefit programs, prior to
technology and industrials, the two          allows users to make phone calls without      joining AIM in July of 1998. He earned a
weakest-performing sectors for the Fund.     incurring typical analog telephone            B.S. in economics from Texas A&M
We observed a deterioration in company       charges, such as for long-distance            University, graduating magna cum laude.
fundamentals in these sectors.               calls, and also allows the flexibility        He subsequently earned his M.B.A. in
                                             of connecting from virtually any              finance from The Wharton School at the
   Examples of stocks that enhanced          location. We continued to hold the stock      University of Pennsylvania.
performance included:                        because we believe more corporations
                                             will ultimately realize the value of                        PAUL RASPLICKA, Chartered
o Nordstrom, a department store              this technology and begin to use VoIP           [RASPLICKA  Financial Analyst, is
operator, is particularly reflective of      products in the near future.                        PHOTO]  co-manager of AIM Mid Cap
our investment discipline. The company                                                                   Growth Fund. Mr. Rasplicka
targets higher-end customers who have        IN CLOSING                                                  joined AIM in 1998. Mr.
generally been less affected by the slow                                                   Rasplicka began his investment career in
pace of the economic recovery and rising     Although we are pleased to have provided      1982 as an equity research analyst. A
gas prices. In addition, the company has     positive returns for our investors for        native of Denver, Mr. Rasplicka is a
developed a reputation for excellent         the reporting period, we are always           magna cum laude graduate of the
customer service with its easy-return        striving to improve performance and help      University of Colorado in Boulder with a
policy and personal touches such as          you meet your financial goals. We remain      B.S. in business administration. He
thank-you notes from store employees.        committed to our investment process of        received an M.B.A. from the University
                                             focusing on the attractively priced           of Chicago. He is a Chartered Investment
                                             stocks of mid-cap companies with growing      Counselor.
                                             earnings. Although growth stocks have
                                             struggled in recent years, it is              Assisted by Mid Cap Growth/GARP Team
                                             important to remember that market
                                             segments and investment styles go in and
                                             out of favor. We believe our strategy
                                             has the potential to provide investors                  [RIGHT ARROW GRAPHIC]
                                             with attractive returns over the long
                                             term and thank your for your commitment       FOR A PRESENTATION OF YOUR FUND'S
                                             to AIM Mid Cap Growth Fund.                   LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM MID CAP GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,        values and expenses may not be used to
                                             to estimate the expenses that you paid        estimate the actual ending account
As a shareholder of the Fund, you incur      over the period. Simply divide your           balance or expenses you paid for the
two types of costs: (1) transaction          account value by $1,000 (for example, an      period. You may use this information to
costs, which may include sales charges       $8,600 account value divided by $1,000 =      compare the ongoing costs of investing
(loads) on purchase payments; contingent     8.6), then multiply the result by the         in the Fund and other funds. To do so,
deferred sales charges on redemptions;       number in the table under the heading         compare this 5% hypothetical example
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         with the 5% hypothetical examples that
ongoing costs, including management          Period" to estimate the expenses you          appear in the shareholder reports of the
fees; distribution and/or service fees       paid on your account during this period.      other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period,       an assumed rate of return of 5% per year      any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's      information is useful in comparing
2005.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended April 30, 2005, appear in the           if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The       included, your costs would have been
about actual account values and actual       hypothetical account                          higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                        ACTUAL                                   HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT        ENDING ACCOUNT              EXPENSES        ENDING ACCOUNT                   EXPENSES
SHARE            VALUE                   VALUE                  PAID DURING          VALUE                        PAID DURING
CLASS          (11/1/04)              (4/30/05)(1)             PERIOD(2),(3)       (4/30/05)                      PERIOD(2),(4)
  A            $1,000.00              $1,014.30                   $8.77            $1,016.09                         $8.77
  B             1,000.00               1,011.40                   11.99             1,012.87                         12.00
  C             1,000.00               1,011.40                   11.99             1,012.87                         12.00
  R             1,000.00               1,014.40                    9.52             1,015.34                          9.52

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.76%, 2.41%, 2.41% and 1.91% for Class A, B, C, and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratio restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.74%, 2.39%, 2.39% and 1.89% for Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $8.69, $11.92, $11.92 and $9.44 for Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $8.70, $11.93, $11.93 and $9.44 for Class A, B, C and R shares, respectively.
====================================================================================================================================

                                         [ARROW      For More Information Visit
                                         BUTTON      AIMINVESTMENTS.COM
                                         IMAGE]

AIM MID CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

  Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

  Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

  In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.


========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable sales    As of 3/31/05, including applicable sales
charges                                      charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/1/99)               -2.49%     Inception (11/1/99)              -1.40%
  5 Years                        -10.74        5 Years                       -12.04
  1 Year                          -5.64        1 Year                         -5.31

CLASS B SHARES                               CLASS B SHARES
Inception (11/1/99)               -2.34%     Inception (11/1/99)              -1.24%
  5 Years                        -10.68        5 Years                       -11.99
  1 Year                          -5.64        1 Year                         -5.40

CLASS C SHARES                               CLASS C SHARES
Inception (11/1/99)               -2.16%     Inception (11/1/99)              -1.06%
  5 Years                        -10.33        5 Years                       -11.63
  1 Year                          -1.67        1 Year                         -1.42

CLASS R SHARES                               CLASS R SHARES
Inception                         -1.65%     Inception                        -0.56%
  5 Years                         -9.88        5 Years                       -11.21
  1 Year                          -0.22        1 Year                          0.10

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       PERFORMANCE FIGURES REFLECT REINVESTED        THE CDSC ON CLASS B SHARES DECLINES FROM
3, 2002. RETURNS SINCE THAT DATE ARE         DISTRIBUTIONS, CHANGES IN NET ASSET           5% BEGINNING AT THE TIME OF PURCHASE TO
HISTORICAL RETURNS. ALL OTHER RETURNS        VALUE AND THE EFFECT OF THE MAXIMUM           0% AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      SALES CHARGE UNLESS OTHERWISE STATED.         THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     PERFORMANCE FIGURES DO NOT REFLECT            FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DEDUCTION OF TAXES A SHAREHOLDER WOULD        SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     PAY ON FUND DISTRIBUTIONS OR SALE OF          CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     FUND SHARES. INVESTMENT RETURN AND            VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12b-1 FEES APPLICABLE TO         PRINCIPAL VALUE WILL FLUCTUATE SO THAT        THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES.                              YOU MAY HAVE A GAIN OR LOSS WHEN YOU          REDEMPTION OF RETIREMENT PLAN ASSETS
                                             SELL SHARES.                                  WITHIN THE FIRST YEAR. THE PERFORMANCE
   THE PERFORMANCE DATA QUOTED REPRESENT                                                   OF THE FUND'S SHARE CLASSES WILL DIFFER
PAST PERFORMANCE AND CANNOT GUARANTEE           CLASS A SHARE PERFORMANCE REFLECTS         DUE TO DIFFERENT SALES CHARGE STRUCTURES
COMPARABLE FUTURE RESULTS; CURRENT           THE MAXIMUM 5.50% SALES CHARGE, AND           AND CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS B AND CLASS C SHARE PERFORMANCE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      REFLECTS THE APPLICABLE CONTINGENT
MOST RECENT MONTH-END PERFORMANCE.           DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/05

AIM MID CAP GROWTH FUND


INSTITUTIONAL CLASS SHARES                   ========================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 4/30/05                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                         -1.35%      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   5 Years                          -9.59       ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        1 Year                            0.65       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,       6 Months*                         1.87       SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans          ========================================     OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                                FULL REPORT FOR INFORMATION ON
                                              ========================================     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              AVERAGE ANNUAL TOTAL RETURNS                 YOUR FUND PROSPECTUS FOR MORE
                                              For periods ended 3/31/05, most recent       INFORMATION. FOR THE MOST CURRENT
                                              calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT
                                              Inception                         -0.26%     AIMINVESTMENTS.COM.
                                               5 Years                         -10.93
                                               1 Year                            0.82
                                               6 Months*                        11.79

                                              *Cumulative total return that has not
                                              been annualized
                                              ========================================

                                              INSTITUTIONAL CLASS SHARES' INCEPTION
                                              DATE IS APRIL 30, 2004. RETURNS SINCE
                                              THAT DATE ARE HISTORICAL RETURNS. ALL
                                              OTHER RETURNS ARE BLENDED RETURNS OF
                                              HISTORICAL INSTITUTIONAL CLASS SHARE
                                              PERFORMANCE AND RESTATED CLASS A SHARE
                                              PERFORMANCE (FOR PERIODS PRIOR TO THE
                                              INCEPTION DATE OF INSTITUTIONAL CLASS
                                              SHARES) AT NET ASSET VALUE AND REFLECT
                                              THE HIGHER RULE 12B-1 FEES APPLICABLE TO
                                              CLASS A SHARES. CLASS A SHARES'
                                              INCEPTION DATE IS NOVEMBER 1, 1999.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                              SALES CHARGE; THEREFORE, PERFORMANCE IS
                                              AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                              HAVE HAD DIFFERENT RETURNS DUE TO
                                              DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                              THE INSTITUTIONAL CLASS.




                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.





AIMINVESTMENTS.COM    MCG-INS-2    [YOUR GOALS. OUR SOLUTIONS.]  [AIM INVESTMENTS LOGO APPEARS HERE]
                                     --Registered Trademark--         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      Simply divide your account value by           the table on the front of this
                                             $1,000 (for example, an $8,600 account        supplement. The hypothetical account
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then          values and expenses may not be used to
ongoing costs, including management          multiply the result by the number in the      estimate the actual ending account
fees; and other Fund expenses. This          table under the heading entitled "Actual      balance or expenses you paid for the
example is intended to help you              Expenses Paid During Period" to estimate      period. You may use this information to
understand your ongoing costs (in            the expenses you paid on your account         compare the ongoing costs of investing
dollars) of investing in the Fund and to     during this period.                           in the Fund and other funds. To do so,
compare these costs with ongoing costs                                                     compare this 5% hypothetical example
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR                      with the 5% hypothetical examples that
example is based on an investment of         COMPARISON PURPOSES                           appear in the shareholder reports of the
$1,000 invested at the beginning of the                                                    other funds.
period and held for the entire period        The table below also provides
November 1, 2004, through April 30,          information about hypothetical account           Please note that the expenses shown
2005.                                        values and hypothetical expenses based        in the table are meant to highlight your
                                             on the Fund's actual expense ratio and        ongoing costs only. Therefore, the
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      hypothetical information is useful in
                                             before expenses, which is not the Fund's      comparing ongoing costs only, and will
The table below provides information         actual return. The Fund's actual              not help you determine the relative
about actual account values and actual       cumulative total return after expenses        total costs of owning different funds.
expenses. You may use the information in     for the six months ended April 30, 2005,
this table, together with the amount you     appears in
invested, to estimate the expenses that
you paid over the period.

====================================================================================================================================
                                                          ACTUAL                               HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT            EXPENSES
   SHARE               VALUE                VALUE                 PAID DURING           VALUE                PAID DURING
   CLASS             (11/1/04)           (4/30/05)(1)             PERIOD(2,3)         (4/30/05)              PERIOD(2,4)
Institutional        $1,000.00            $1,018.70                  $5.04            $1,019.81                 $5.04

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 1.01% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on January 1, 2005, the advisor contractually agreed to waive a portion of its advisory fees. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.99% for the Institutional Class shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.96 for the Institutional Class shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.96 for the Institutional Class shares.

====================================================================================================================================

AIMINVESTMENTS.COM         MCG-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.94%

ADVERTISING-0.86%

Omnicom Group Inc.                                18,000   $  1,492,200
=======================================================================

AEROSPACE & DEFENSE-1.08%

L-3 Communications Holdings, Inc.                 26,500      1,880,705
=======================================================================

AIR FREIGHT & LOGISTICS-0.80%

Robinson (C.H.) Worldwide, Inc.                   27,000      1,393,200
=======================================================================

APPAREL RETAIL-2.31%

Abercrombie & Fitch Co.-Class A                   22,000      1,186,900
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              53,000      1,358,390
-----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         33,000      1,461,900
=======================================================================
                                                              4,007,190
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.19%

Coach, Inc.(a)                                    83,000      2,224,400
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           45,000      1,579,500
=======================================================================
                                                              3,803,900
=======================================================================

APPLICATION SOFTWARE-3.35%

Amdocs Ltd. (United Kingdom)(a)                   60,000      1,602,600
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 35,100      1,117,233
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      36,000      1,487,880
-----------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                     18,000        783,540
-----------------------------------------------------------------------
NAVTEQ Corp.(a)                                   22,700        826,734
=======================================================================
                                                              5,817,987
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.07%

Investors Financial Services Corp.(b)             50,000      2,097,500
-----------------------------------------------------------------------
Legg Mason, Inc.                                  21,000      1,488,060
=======================================================================
                                                              3,585,560
=======================================================================

AUTO PARTS & EQUIPMENT-0.87%

Autoliv, Inc.                                     34,000      1,504,500
=======================================================================

BIOTECHNOLOGY-3.85%

Charles River Laboratories International,
  Inc.(a)                                         40,400      1,913,748
-----------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                   30,000        689,700
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          45,000      1,669,500
-----------------------------------------------------------------------
Invitrogen Corp.(a)                               14,000      1,025,780
-----------------------------------------------------------------------
Martek Biosciences Corp.(a)(b)                    36,000      1,377,720
=======================================================================
                                                              6,676,448
=======================================================================

CASINOS & GAMING-0.93%

Station Casinos, Inc.                             25,000      1,613,250
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


COMMODITY CHEMICALS-1.03%

Celanese Corp.-Series A(a)                       122,400   $  1,780,920
=======================================================================

COMMUNICATIONS EQUIPMENT-4.23%

Avaya Inc.(a)                                    140,000      1,215,200
-----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      58,000      1,321,820
-----------------------------------------------------------------------
Corning Inc.(a)                                  100,000      1,375,000
-----------------------------------------------------------------------
Juniper Networks, Inc.(a)                         88,200      1,992,438
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          47,000      1,437,260
=======================================================================
                                                              7,341,718
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.27%

QLogic Corp.(a)                                   40,000      1,329,600
-----------------------------------------------------------------------
Storage Technology Corp.(a)                       31,700        881,260
=======================================================================
                                                              2,210,860
=======================================================================

CONSUMER FINANCE-0.67%

First Marblehead Corp. (The)(a)(b)                30,000      1,155,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.02%

Alliance Data Systems Corp.(a)                    58,000      2,343,200
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             39,000      1,158,300
=======================================================================
                                                              3,501,500
=======================================================================

DEPARTMENT STORES-2.27%

Kohl's Corp.(a)                                   40,000      1,904,000
-----------------------------------------------------------------------
Nordstrom, Inc.                                   40,000      2,033,200
=======================================================================
                                                              3,937,200
=======================================================================

DIVERSIFIED BANKS-0.98%

Centennial Bank Holdings, Inc. (Acquired
  12/27/04; Cost $1,653,750)(a)(c)               157,500      1,701,000
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.71%

Career Education Corp.(a)                         33,800      1,062,672
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               36,400      1,436,708
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)               34,000      2,234,820
-----------------------------------------------------------------------
Corrections Corp. of America(a)                   45,000      1,703,250
=======================================================================
                                                              6,437,450
=======================================================================

DRUG RETAIL-1.08%

Shoppers Drug Mart Corp. (Canada)(a)              60,000      1,871,498
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.98%

Cooper Industries, Ltd.-Class A (Bermuda)         26,700      1,699,722
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-0.61%

Amphenol Corp.-Class A                            27,000   $  1,064,880
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.78%

Benchmark Electronics, Inc.(a)                    50,000      1,352,000
=======================================================================

GENERAL MERCHANDISE STORES-1.49%

Dollar General Corp.                              80,700      1,642,245
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       38,300        937,967
=======================================================================
                                                              2,580,212
=======================================================================

HEALTH CARE DISTRIBUTORS-0.86%

Schein (Henry), Inc.(a)                           40,000      1,500,400
=======================================================================

HEALTH CARE EQUIPMENT-6.66%

Biomet, Inc.                                      42,000      1,624,980
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           24,000      1,425,120
-----------------------------------------------------------------------
INAMED Corp.(a)                                   15,000        912,600
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         45,000      2,765,250
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 99,000      1,831,500
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   41,900      1,413,706
-----------------------------------------------------------------------
Waters Corp.(a)                                   40,000      1,585,200
=======================================================================
                                                             11,558,356
=======================================================================

HEALTH CARE FACILITIES-1.05%

Community Health Systems Inc.(a)                  50,000      1,822,500
=======================================================================

HEALTH CARE SERVICES-3.52%

Caremark Rx, Inc.(a)                              45,000      1,802,250
-----------------------------------------------------------------------
Cerner Corp.(a)(b)                                20,000      1,161,200
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          18,000      1,613,520
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                         40,000      1,526,000
=======================================================================
                                                              6,102,970
=======================================================================

HEALTH CARE SUPPLIES-1.01%

Cooper Cos., Inc. (The)                           25,900      1,749,545
=======================================================================

HOME FURNISHINGS-0.53%

Tempur-Pedic International Inc.(a)                48,000        916,320
=======================================================================

HOMEBUILDING-1.03%

Pulte Homes, Inc.                                 25,000      1,786,250
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.26%

Hilton Hotels Corp.                              105,000      2,292,150
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      30,000      1,630,200
=======================================================================
                                                              3,922,350
=======================================================================

HOUSEWARES & SPECIALTIES-1.53%

Fortune Brands, Inc.                              10,200        862,716
-----------------------------------------------------------------------
Jarden Corp.(a)                                   40,000      1,786,800
=======================================================================
                                                              2,649,516
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INDUSTRIAL MACHINERY-0.53%

Ingersoll-Rand Co. Ltd.-Class A (Bermuda)         12,000   $    922,440
=======================================================================

INTEGRATED OIL & GAS-1.23%

Murphy Oil Corp.                                  24,000      2,138,160
=======================================================================

INTERNET SOFTWARE & SERVICES-1.88%

Digital River, Inc.(a)                            45,500      1,210,300
-----------------------------------------------------------------------
VeriSign, Inc.(a)                                 77,300      2,045,358
=======================================================================
                                                              3,255,658
=======================================================================

IT CONSULTING & OTHER SERVICES-0.99%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            41,000      1,722,410
=======================================================================

LEISURE PRODUCTS-0.48%

Brunswick Corp.                                   20,000        840,000
=======================================================================

MANAGED HEALTH CARE-0.36%

AMERIGROUP Corp.(a)                               18,000        632,160
=======================================================================

MULTI-LINE INSURANCE-0.19%

Quanta Capital Holdings Ltd. (Bermuda)(a)         41,177        329,416
=======================================================================

OFFICE ELECTRONICS-0.56%

Zebra Technologies Corp.-Class A(a)               20,400        974,304
=======================================================================

OIL & GAS DRILLING-2.02%

Nabors Industries, Ltd. (Bermuda)(a)              32,000      1,723,840
-----------------------------------------------------------------------
Noble Corp. (Cayman Islands)                      35,000      1,781,500
=======================================================================
                                                              3,505,340
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.51%

National-Oilwell Varco Inc.(a)                    37,000      1,470,380
-----------------------------------------------------------------------
Smith International, Inc.                         30,000      1,745,400
-----------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       22,000      1,147,300
=======================================================================
                                                              4,363,080
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.45%

Ultra Petroleum Corp. (Canada)(a)                 50,000      2,524,000
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.03%

Williams Cos., Inc. (The)                        105,000      1,787,100
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.06%

CapitalSource Inc.(a)                             88,000      1,848,000
=======================================================================

PHARMACEUTICALS-2.23%

Medicis Pharmaceutical Corp.-Class A              32,000        899,200
-----------------------------------------------------------------------
MGI Pharma, Inc.(a)                               64,000      1,411,200
-----------------------------------------------------------------------
Valeant Pharmaceuticals International             75,000      1,556,250
=======================================================================
                                                              3,866,650
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

PUBLISHING-0.49%

Getty Images, Inc.(a)                             12,000   $    858,600
=======================================================================

RAILROADS-0.49%

CSX Corp.                                         21,000        842,730
=======================================================================

REAL ESTATE-1.84%

Aames Investment Corp.                           152,400      1,287,780
-----------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/04; Cost $1,897,000)(a)(c)               189,700      1,897,000
=======================================================================
                                                              3,184,780
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.16%

CB Richard Ellis Group, Inc.-Class A(a)           57,900      2,012,025
=======================================================================

REGIONAL BANKS-0.56%

Signature Bank(a)                                 39,600        975,348
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.98%

Novellus Systems, Inc.(a)                         36,000        843,480
-----------------------------------------------------------------------
Tessera Technologies Inc.(a)                      32,400        860,544
=======================================================================
                                                              1,704,024
=======================================================================

SEMICONDUCTORS-5.45%

Altera Corp.(a)                                  100,000      2,073,000
-----------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                114,700      1,697,560
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        45,000      1,506,600
-----------------------------------------------------------------------
Microchip Technology Inc.                         80,000      2,278,400
-----------------------------------------------------------------------
National Semiconductor Corp.                     100,000      1,908,000
=======================================================================
                                                              9,463,560
=======================================================================

SPECIALIZED FINANCE-0.72%

Chicago Mercantile Exchange Holdings Inc.          6,400      1,251,328
=======================================================================

SPECIALTY STORES-5.01%

Advance Auto Parts, Inc.(a)                       37,000      1,973,950
-----------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         40,000      1,488,400
-----------------------------------------------------------------------
Office Depot, Inc.(a)                             76,000      1,488,080
-----------------------------------------------------------------------
Staples, Inc.                                     91,500      1,744,905
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          59,500      1,992,655
=======================================================================
                                                              8,687,990
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS-1.40%

MSC Industrial Direct Co., Inc.-Class A           57,000   $  1,531,590
-----------------------------------------------------------------------
W.W. Grainger, Inc.                               16,300        901,227
=======================================================================
                                                              2,432,817
=======================================================================

TRUCKING-0.53%

Swift Transportation Co., Inc.(a)                 43,000        917,190
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.91%

American Tower Corp.-Class A(a)                   82,600      1,423,198
-----------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                  90,000      2,116,800
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              28,000      1,401,960
-----------------------------------------------------------------------
SpectraSite, Inc.(a)                              33,000      1,852,290
=======================================================================
                                                              6,794,248
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $154,999,096)                         168,251,365
=======================================================================

MONEY MARKET FUNDS-2.75%

Liquid Assets Portfolio-Institutional
  Class(e)                                     2,385,692      2,385,692
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    2,385,692      2,385,692
=======================================================================
    Total Money Market Funds (Cost
      $4,771,384)                                             4,771,384
=======================================================================
TOTAL INVESTMENTS-99.69% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $159,770,480)               173,022,749
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.72%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  4,723,100      4,723,100
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,723,100)                                       4,723,100
=======================================================================
TOTAL INVESTMENTS-102.41% (Cost $164,493,580)               177,745,849
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.41%)                        (4,190,098)
=======================================================================
NET ASSETS-100.00%                                         $173,555,751
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $3,598,000, which represented 2.07% of the Fund's Net Assets. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.
(d) Each unit represents one common share and one Class B share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $154,999,096)*                               $ 168,251,365
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,494,484)                                9,494,484
============================================================
    Total investments (cost $164,493,580)        177,745,849
============================================================
Receivables for:
  Investments sold                                 2,369,701
------------------------------------------------------------
  Fund shares sold                                    79,121
------------------------------------------------------------
  Dividends                                           61,133
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                24,529
------------------------------------------------------------
Other assets                                          27,946
============================================================
    Total assets                                 180,308,279
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,300,277
------------------------------------------------------------
  Fund shares reacquired                             407,921
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,061
------------------------------------------------------------
  Collateral upon return of securities loaned      4,723,100
------------------------------------------------------------
Accrued distribution fees                             95,667
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,383
------------------------------------------------------------
Accrued transfer agent fees                          140,290
------------------------------------------------------------
Accrued operating expenses                            51,829
============================================================
    Total liabilities                              6,752,528
============================================================
Net assets applicable to shares outstanding    $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 282,014,629
------------------------------------------------------------
Undistributed net investment income (loss)        (1,592,487)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (120,118,527)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               13,252,136
============================================================
                                               $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  88,060,287
____________________________________________________________
============================================================
Class B                                        $  62,328,884
____________________________________________________________
============================================================
Class C                                        $  22,078,567
____________________________________________________________
============================================================
Class R                                        $   1,077,949
____________________________________________________________
============================================================
Institutional Class                            $      10,064
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            9,560,702
____________________________________________________________
============================================================
Class B                                            7,029,958
____________________________________________________________
============================================================
Class C                                            2,489,778
____________________________________________________________
============================================================
Class R                                              117,727
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.21
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.21 divided by
      94.50%)                                  $        9.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.16
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.28
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $3,721,463 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,182)          $    462,289
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,003 after rebates of
  $57,773)                                                          59,761
==========================================================================
    Total investment income                                        522,050
==========================================================================

EXPENSES:

Advisory fees                                                      807,397
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                       7,582
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          181,426
--------------------------------------------------------------------------
  Class B                                                          359,708
--------------------------------------------------------------------------
  Class C                                                          125,661
--------------------------------------------------------------------------
  Class R                                                            2,733
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         507,388
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               5
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           11,111
--------------------------------------------------------------------------
Other                                                              106,055
==========================================================================
    Total expenses                                               2,133,861
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (48,695)
==========================================================================
    Net expenses                                                 2,085,166
==========================================================================
Net investment income (loss)                                    (1,563,116)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(318,507))                19,028,063
--------------------------------------------------------------------------
  Foreign currencies                                                (1,671)
==========================================================================
                                                                19,026,392
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (13,408,650)
--------------------------------------------------------------------------
  Foreign currencies                                                 6,416
==========================================================================
                                                               (13,402,234)
==========================================================================
Net gain from investment securities and foreign currencies       5,624,158
==========================================================================
Net increase in net assets resulting from operations          $  4,061,042
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,563,116)   $ (3,749,647)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  19,026,392       9,151,671
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (13,402,234)     (2,982,396)
==========================================================================================
    Net increase in net assets resulting from operations         4,061,042       2,419,628
==========================================================================================
Share transactions-net:
  Class A                                                      (13,470,372)    (10,422,993)
------------------------------------------------------------------------------------------
  Class B                                                       (9,440,141)    (11,811,705)
------------------------------------------------------------------------------------------
  Class C                                                       (2,871,385)     (4,684,464)
------------------------------------------------------------------------------------------
  Class R                                                          204,721         676,095
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          10,000
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,577,177)    (26,233,067)
==========================================================================================
    Net increase (decrease) in net assets                      (21,516,135)    (23,813,439)
==========================================================================================

NET ASSETS:

  Beginning of period                                          195,071,886     218,885,325
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,592,487) and $(29,371),
    respectively)                                             $173,555,751    $195,071,886
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.80%
--------------------------------------------------------------------
Over $1 billion                                               0.75%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
____________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $36,886.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $9,355 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $507,388 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $181,426, $359,708, $125,661 and $2,733, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $18,491 in front-end sales commissions from the sale of Class A shares and $25, $18,942, $1,745 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,818,420      $29,453,914       $(28,886,642)         $   --         $2,385,692       $26,132       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             1,818,420       29,453,914        (28,886,642)             --          2,385,692        26,626           --
==================================================================================================================================
  Subtotal        $ 3,636,840      $58,907,828       $(57,773,284)         $   --         $4,771,384       $52,758       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $ 6,790,375      $27,408,013       $(29,475,288)         $   --         $4,723,100       $ 7,003       $   --
==================================================================================================================================
  Total           $10,427,215      $86,315,841       $(87,248,572)         $   --         $9,494,484       $59,761       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $1,609,832 and sales of $2,346,010, which resulted in net realized gain (loss) of $(318,507).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,454.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2005, the average interfund borrowings for the one day the borrowings were outstanding was $5,340,100 with a weighted average interest rate of 2.94% and interest expense of $430.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $3,721,463 were on loan to brokers. The loans were secured by cash collateral of $4,723,100 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,003 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2008                                              $    407,338
---------------------------------------------------------------------------
October 31, 2009                                                86,724,292
---------------------------------------------------------------------------
October 31, 2010                                                50,812,218
===========================================================================
Total capital loss carryforward                               $137,943,848
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $124,041,823 and $152,710,015, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $20,666,997
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,002,162)
===============================================================================
Net unrealized appreciation of investment securities              $12,664,835
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $165,081,014.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,606,859    $ 15,552,162     3,366,280    $ 31,467,821
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        662,305       6,186,393     1,689,471      15,326,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        320,993       3,010,529     1,055,967       9,613,286
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         46,364         447,790        79,652         742,690
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                              --              --         1,085          10,000
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        103,592       1,007,200       287,382       2,711,609
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (107,470)     (1,007,200)     (296,604)     (2,711,609)
======================================================================================================================
Reacquired:
  Class A                                                     (3,084,661)    (30,029,734)   (4,869,016)    (44,602,423)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,558,332)    (14,619,334)   (2,730,826)    (24,426,540)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (625,745)     (5,881,914)   (1,595,627)    (14,297,750)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,701)       (243,069)       (7,765)        (66,595)
======================================================================================================================
                                                              (2,661,796)   $(25,577,177)   (3,020,001)   $(26,233,067)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                       SIX MONTHS                                                                (DATE OPERATIONS
                                         ENDED                        YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                       APRIL 30,        --------------------------------------------------         OCTOBER 31,
                                          2005           2004           2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  9.08         $  8.92       $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.07)          (0.13)(a)      (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.20            0.29           2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations       0.13            0.16           2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period          $  9.21         $  9.08       $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            1.43%           1.79%         36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $88,060         $99,262       $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)        1.74%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                         1.80%(c)        1.76%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                   (1.24)%(c)      (1.36)%        (1.42)%       (1.49)%       (1.06)%            (0.76)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   63%            167%           211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $104,530,799.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $62,329         $70,421       $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%            (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,537,839.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $22,079         $24,503       $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%             2.32%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%             2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%           (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,340,541.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.03         $8.89        $6.54           $  8.73
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)        (0.14)(a)    (0.13)(a)         (0.05)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19          0.28         2.48             (2.14)
======================================================================================================================
    Total from investment operations                              0.13          0.14         2.35             (2.19)
======================================================================================================================
Net asset value, end of period                                  $ 9.16         $9.03        $8.89           $  6.54
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   1.44%         1.57%       35.93%           (25.09)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,078         $ 877        $ 224           $     7
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.91%(c)      1.89%        2.05%             1.98%(d)
======================================================================================================================
  Without fee waivers and/or expense reimbursements               1.95%(c)      1.91%        2.05%             1.98%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.39)%(c)     (1.51)%      (1.57)%           (1.64)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          63%          167%         211%              185%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,102,309.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.11             $ 9.22
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)             (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19              (0.07)
=============================================================================================
    Total from investment operations                              0.17              (0.11)
=============================================================================================
Net asset value, end of period                                  $ 9.28             $ 9.11
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.87%             (1.19)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $   10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)           1.20%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)           1.28%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.49)%(c)         (0.82)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          63%               167%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,612.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson                            COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  Karen Dunn Kelley                             1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                               SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                            FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund(1)                    AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                 AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                 AIM Money Market Fund
AIM Small Company Growth Fund(1)             AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                    AIM Total Return Bond Fund
AIM Trimark Small Companies Fund             Premier Portfolio
AIM Weingarten Fund                          Premier U.S. Government Money
                                             Portfolio(1)
*Domestic equity and income fund
                                             TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY            AIM High Income Municipal Fund
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund                    AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                       AIM Conservative Allocation Fund
AIM Global Value Fund                        AIM Growth Allocation Fund(8)
AIM International Core Equity Fund(1)        AIM Moderate Allocation Fund
AIM International Growth Fund                AIM Moderate Growth Allocation Fund
AIM International Small Company Fund(6)      AIM Moderately Conservative Allocation Fund
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

     AIMinvestments.com            MCG-SAR-1        A I M Distributors, Inc.




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
                                     PART C
                                OTHER INFORMATION


Item 15.                 Indemnification

                  Indemnification provisions for officers, directors, and employees of the Registrant are set forth in Article VIII of the Registrant's Agreement and Declaration of Trust and
                  Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Agreement and Declaration of Trust dated July 29, 2003, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

                  A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

                  Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

                  Paragraph 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds states:

                  Limitation of Liability of Sub-Adviser and Indemnification. Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by the Fund or the Trust in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser in the performance by Sub-Adviser of its duties or from reckless disregard by Sub-Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser, who may be or become a Trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to a Fund or the Trust or acting with respect to any business of a Fund or the Trust to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.

Item 16.                   Exhibits

1                 --       Amended and Restated Agreement and Declaration of
                           Trust of AIM Stock Funds dated September 14, 2005 incorporated herein by reference to Registrant's PEA
                           No. 79 on Form N-1A, filed on October 21, 2005.

2                 --       Amended and Restated Bylaws dated September 14, 2005
                           incorporated herein by reference to Registrant's PEA
                           No. 79 on Form N-1A, filed on October 21, 2005.

3                 --       Voting Trust Agreements -- None.

4                 --       (a) Form of Agreement and Plan of Reorganization by
                           and among the Registrant on behalf of AIM Dynamics
                           Fund, AIM Equity Funds on behalf of AIM Mid Cap
                           Growth Fund and A I M Advisors, Inc., is attached as
                           Appendix I to the Combined Proxy Statement Prospectus relating to AIM Mid Cap Growth Fund contained in this Registration Statement.

5                 --       Articles II, VI, VII, VIII and IX of the Amended and
                           Restated Agreement and Declaration of Trust and
                           Articles IV, V and VI of the Amended and Restated
                           Bylaws, define rights of holders of shares.

6   (a)           --       (a) Master Investment Advisory Agreement dated
                           November 25, 2003 between Registrant and A I M
                           Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on
                           November 19, 2004.

                  -- (b) Amendment No. 1 dated October 15, 2004 to Master Investment Advisory Agreement incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2 dated July 18, 2005 to Master Investment Advisory Agreement incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (b)           --       (a) Master Intergroup Sub-Advisory Contract for
                           Mutual Funds dated November 25, 2003 between A I M
                           Advisors, Inc. and INVESCO Institutional (N.A.), Inc.
                           incorporated herein by reference to Registrant's PEA
                           No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (b) Amendment No. 1, dated July 16, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds dated November 25, 2003 between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2, dated October 15, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds dated November 25, 2003 between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

7   (a)           --       (a) Amended and Restated Master Distribution
                           Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (b) Amendment No. 1, dated October 29, 2003, to Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (c) Amendment No. 2, to dated November 4, 2003, to Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (j) Amendment No. 9, dated September 14, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004

                  -- (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (m) Amendment No. 12, dated November 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (n) Amendment No. 13, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (o) Amendment No. 14, dated February 25, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (p) Amendment No. 15, dated March 15, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (q) Amendment No. 16, dated April 29, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (r) Amendment No. 17, dated July 13, 2005, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 79 on Form N-1A, filed on October 21, 2005.

                  -- (s) Amendment No. 18, dated July 18, 2005, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 79 on Form N-1A, filed on October 21, 2005.

                  -- (t) Form of Amendment No. 19, dated October 22, 2005, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (u) Form of Amendment No. 20, dated October 25, 2005, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (b)           --       (a) Amended and Restated Master Distribution
                           Agreement dated August 18, 2003 (Class B shares) between Registrant and A I M Distributors, Inc.
                           incorporated herein by reference to Registrant's PEA
                           No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (b) Amendment No. 1, dated October 1, 2003, to Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (c) Amendment No. 2, dated October 29, 2003, to Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (d) Amendment No. 3, dated November 3, 2003, to Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003,between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (e) Amendment No. 4, dated November 4, 2003, to Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (m) Amendment No. 12, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (n) Amendment No. 13, dated March 15, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (o) Amendment No. 14, dated April 29, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (p) Amendment No. 15, dated July 18, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

8   (a)           --       Retirement Plan for Independent Directors
                           incorporated herein by reference to Registrant's PEA
                           No. 76 on Form N-1A, filed on November 19, 2004.

    (b)           --       Form of AIM Funds Director Deferred Compensation
                           Agreement incorporated herein by reference to Registrant's PEA No. 79 on Form N-1A, filed on
                           October 21, 2005.

9                 --       (a) Master Custodian Agreement, dated May 8, 2001,
                           between Registrant and State Street Bank and Trust
                           Company incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July
                           29, 2003.

                  -- (b) Amendment, dated as of May 10, 2002, to Master Custodian Agreement, dated May 8, 2001, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on July 29, 2003.

                  -- (c) Amendment No. 2, dated as of December 8, 2003, to Master Custodian Agreement, dated May 8, 2001, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (d) Amendment No. 3, dated as of April 30, 2004, to Master Custodian Agreement, dated May 8, 2001, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4 dated as of September 8, 2004, to Mater Custodian Contract, dated May 8, 2001, between Registrant and State Street Bank and Trust Company incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

10  (a)           --       (a) Amended and Restated Master Distribution Plan
                           (Class A shares) dated August 18, 2003 incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (g) Amendment No. 6, dated March 31, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (h) Amendment No. 7, dated April 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (i) Amendment No. 8, dated September 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (j) Amendment No. 9, dated October 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (k) Amendment No. 10, dated December 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (l) Amendment No. 11, dated January 1, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (m) Amendment No. 12, dated March 15, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (n) Amendment No. 13, dated April 29, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (o) Amendment No. 14, dated July 1, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (p) Amendment No. 15, dated July 18, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (b)           --       (a) Amended and Restated Master Distribution Plan
                           (Class B shares) (Securitization Feature) dated
                           August 18, 2003 incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on
                           November 25, 2003.

                  -- (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (n) Amendment No. 13, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature) incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (c)           --       (a) Amended and Restated Master Distribution Plan
                           (Class C shares) dated August 18, 2003 incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (g) Amendment No. 6, dated March 31, 2004 to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (n) Amendment No. 13, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (d)           --       (a) Amended and Restated Master Distribution Plan
                           dated as of August 18, 2003, between Registrant
                           (Class R Shares) and A I M Distributors, Inc.
                           incorporated herein by reference to Registrant's PEA
                           No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (b) Amendment No. 1, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (h) Amendment No. 7, dated April 29, 2005, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (i) Amendment No. 8, dated July 18, 2005, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

                  -- (j) Form of Amendment No. 9, dated October 25, 2005, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (e)           --       (a) Amended and Restated Master Plan and Agreement of
                           Distribution pursuant to Rule 12b-1 dated July 1,
                           2003 (Investor Class shares) incorporated herein by reference to Registrant's PEA No. 75 on Form N-1A, filed on November 25, 2003.

                  -- (b) Amendment No. 1, dated October 1, 2003, to Amended and Restated Master Plan and Agreement of Distribution pursuant to Rule 12b-1 (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2, dated November 3, 2003, to Amended and Restated Master Plan and Agreement of Distribution (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (d) Amendment No. 3, dated November 20, 2003, to Amended and Restated Master Plan and Agreement of Distribution (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (e) Amendment No. 4, dated November 24, 2003, to Amended and Restated Master Plan and Agreement of Distribution (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (f) Amendment No. 5, dated November 25, 2003, to Amended and Restated Master Plan and Agreement of Distribution (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

    (f)           --       (a) Amended and Restated Master Distribution Plan
                           (Compensation) between AIM Mid Cap Stock Fund and AIM
                           S&P 500 Index Fund (formerly INVESCO Mid-Cap Growth
                           Fund and INVESCO S&P 500 Index Fund, respectively)
                           (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between AIM Mid Cap Stock Fund and AIM S&P 500 Index Fund (formerly INVESCO Mid-Cap Growth Fund and INVESCO S&P 500 Index Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2, dated November 30, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between AIM Mid Cap Stock Fund and AIM S&P 500 Index Fund (formerly INVESCO Mid-Cap Growth Fund and INVESCO S&P 500 Index Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (d) Amendment No. 3, dated April 29, 2005, to the Amended and Restated Master Distribution Plan (Compensation) between AIM Mid Cap Stock Fund and AIM S&P 500 Index Fund (formerly INVESCO Mid-Cap Growth Fund and INVESCO S&P 500 Index Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (e) Amendment No. 4, dated July 18, 2005, to the Amended and Restated Master Distribution Plan (Compensation) between AIM S&P 500 Index Fund (formerly INVESCO S&P 500 Index Fund) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (g)           --       (a) Amended and Restated Master Distribution Plan
                           (Reimbursement) between AIM Dynamics Fund and AIM
                           Small Company Growth Fund (formerly INVESCO Dynamics
                           Fund and INVESCO Small Company Growth Fund, respectively) (Investor Class Shares) and A I M
                           Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA
                           No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Reimbursement) between AIM Dynamics Fund and AIM

                           Small Company Growth Fund (formerly INVESCO Dynamics Fund and INVESCO Small Company Growth Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2, dated April 29, 2005, to the Amended and Restated Master Distribution Plan (Reimbursement) between AIM Dynamics Fund and AIM Small Company Growth Fund (formerly INVESCO Dynamics Fund and INVESCO Small Company Growth Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (d) Amendment No. 3, dated July 18, 2005, to the Amended and Restated Master Distribution Plan (Reimbursement) between AIM Dynamics Fund and AIM Small Company Growth Fund (formerly INVESCO Dynamics Fund and INVESCO Small Company Growth Fund, respectively) (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004 incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (h)           --       Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class A Shares) incorporated herein by reference to Registrant's PEA
                           No. 78 on Form N-1A, filed on August 24, 2005.

    (i)           --       Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class C Shares) incorporated herein by reference to Registrant's PEA
                           No. 75 on Form N-1A, filed on November 25, 2003.

    (j)           --       Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Compensation)
                           (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

    (k)           --       Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Reimbursement)
                           (Investor Class Shares) incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

    (l)           --       Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant's PEA
                           No. 78 on Form N-1A, filed on August 24, 2005.

    (m)           --       Eighth Amended and Restated Multiple Class Plan of
                           The AIM Family of Funds--Registered Trademark--, effective December 12, 2001, and as further amended and restated effective August 4, 2005 incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

11                --       Opinion of Counsel and Consent of Ballard Spahr
                           Andrews & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12                --       Opinion of Ballard Spahr Andrews & Ingersoll, LLP,
                           supporting the tax matters and consequences to shareholders will be filed as part of a Post-Effective Amendment to a Registration Statement on Form N-1A.

13  (a)           --       Transfer Agency and Service Agreement dated July
                           1,2004 between Registrant and AIM Investment
                           Services, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on
                           November 19, 2004.

    (b)           --       (a) Amended and Restated Master Administrative
                           Services Agreement dated July 1, 2004, between
                           Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Administrative Services Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 76 on Form N-1A, filed on November 19, 2004.

                  -- (c) Amendment No. 2, dated December 2, 2004, to Amended and Restated Master Administrative Services Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May 12, 2005.

                  -- (d) Amendment No. 3, dated July 18, 2005, to Amended and Restated Master Administrative Services Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (c)           --       Memorandum of Agreement dated November 25, 2003,
                           regarding Securities Lending between Registrant, with respect to all Funds and A I M Advisors, Inc.
                           incorporated herein by reference to Registrant's PEA
                           No. 76 on Form N-1A, filed on November 19, 2004.

    (d)           --       Form of Memorandum of Agreement dated October 25,
                           2005, regarding fee waivers between Registrant, with respect to AIM Dynamics Fund, AIM S&P 500 Index Fund and AIM Small Company Growth Fund and A I M Advisors,
                           Inc. incorporated herein by reference to Registrant's
                           PEA No. 79 on Form N-1A, filed on October 21, 2005.

    (e)           --       Memorandum of Agreement dated May 5, 2005, between
                           Registrant and A I M Advisors, Inc., with respect to
                           AIM Dynamics Fund, AIM S&P 500 Index Fund and AIM
                           Small Company Growth Fund incorporated herein by reference to Registrant's PEA No. 78 on Form N-1A, filed on August 24, 2005.

    (f)           --       Second Amended and Restated Interfund Loan Agreement,
                           dated April 30, 2004, between Registrant and A I M
                           Advisors, Inc. incorporated herein by reference to Registrant's PEA No. 77 on Form N-1A, filed on May
                           12, 2005.

14  (a)           --       Consent of Ernst & Young, LLP is filed herewith.

    (b)           --       Consent of PricewaterhouseCoopers LLP is filed
                           herewith.

15                --       Omitted Financial Statements - None

16                --       Powers of Attorney for Baker, Bayley, Bunch,
                           Crockett, Dowden, Dunn, Fields, Frischling, Graham,
                           Lewis, Mathai-Davis, Pennock, Quigley, Soll, Stickel and Williamson incorporated herein by reference to Registrant's PEA No. 79 on Form N-1A, filed on
                           October 21, 2005.

17                --       Form of Proxy relating to the Special Meeting of
                           Shareholders of AIM Mid Cap Growth Fund is filed herewith.

Item 17.                   Undertakings

                  (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (c) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 16th day of November, 2005.

                                REGISTRANT:   AIM STOCK FUNDS

                                        By:      /s/ Robert H. Graham
                                              ----------------------------------
                                              Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
             /s/ Robert H. Graham                                Trustee & President                November 16, 2005
         -------------------------------                    (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                      November 16, 2005
         -------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                      November 16, 2005
         -------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                      November 16, 2005
         -------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                  November 16, 2005
         -------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                      November 16, 2005
         -------------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                      November 16, 2005
         -------------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                      November 16, 2005
         -------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                      November 16, 2005
         -------------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                      November 16, 2005
         -------------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                      November 16, 2005
         -------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                      November 16, 2005
         -------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                      November 16, 2005
         -------------------------------
               (Ruth H. Quigley)

              /s/ Larry Soll*                                          Trustee                      November 16, 2005
         -------------------------------
                  (Larry Soll)

              /s/ Raymond Stickel, Jr.*                               Trustee                       November 16, 2005
         -------------------------------
            (Raymond Stickel, Jr.)

              /s/ Mark H. Williamson*                                 Trustee &                     November 16, 2005
         -------------------------------                      Executive Vice President
             (Mark H. Williamson)

             /s/ Sidney M. Dilgren                           Vice President & Treasurer             November 16, 2005
         -------------------------------                      (Principal Financial and
              (Sidney M. Dilgren)                                Accounting Officer)

  *By        /s/ Robert H. Graham
         -------------------------------
               Robert H. Graham
               Attorney-in-Fact

* Robert H. Graham, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 79 on October 21, 2005.

                                      INDEX

Exhibit Number      Description
--------------      -----------
11                  Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll, LLP as to
                    the legality of the securities being registered

14(a)               Consent of Ernst & Young LLP

14(b)               Consent of PricewaterhouseCoopers LLP

17                  Form of Proxy